UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05954

Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Charles Schwab Family of Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1.	Schedule of Investments.

The Charles Schwab Family of Funds
Schwab Retirement Advantage Money Fund®
Portfolio Holdings  as of March 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
58.7%	Fixed-Rate Obligations	395,869,380	395,869,380
15.5%	Variable-Rate Obligations	105,035,000	105,035,000
25.9%	Repurchase Agreements	174,711,836	174,711,836
100.1%	Total Investments	675,616,216	675,616,216
(0.1%)	Other Assets and Liabilities, Net		(856,542)
100.0%	Net Assets		674,759,674

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 58.7% of net assets
Asset-Backed Commercial Paper 7.6%
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.65%		04/07/16	4,000,000	3,999,567
CAFCO LLC	a,b	0.57%		06/02/16	6,000,000	5,994,110
CHARTA LLC	a,b	0.47%		04/14/16	1,000,000	999,830
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	0.52%		04/01/16	5,000,000	5,000,000
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	0.52%		04/01/16	3,000,000	3,000,000
	a,b	0.40%		04/05/16	3,000,000	2,999,867
CRC FUNDING LLC	a,b	0.65%		06/07/16	1,000,000	998,790
	a,b	0.58%		06/21/16	3,000,000	2,996,085
FAIRWAY FINANCE CO LLC	a,b	0.30%		04/01/16	3,000,000	3,000,000
METLIFE SHORT TERM FUNDING LLC	a,b	0.40%		05/03/16	2,000,000	1,999,289
	a,b	0.56%		06/13/16	5,000,000	4,994,322
OLD LINE FUNDING LLC	a,b	0.47%		04/20/16	3,000,000	2,999,256
	a,b	0.60%		05/17/16	3,000,000	2,997,700
	a,b	0.66%		07/25/16	1,000,000	997,892
	a,b	0.00%		08/02/16	2,000,000	1,995,490
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.63%		06/28/16	6,000,000	5,990,760
						50,962,958
Financial Company Commercial Paper 7.1%
BANK OF NOVA SCOTIA	b	0.47%		04/21/16	5,000,000	4,998,694
	b	0.50%		05/12/16	1,000,000	999,431
    1

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BPCE SA	b	0.69%		06/01/16	4,000,000	3,995,357
DANSKE CORP	b	0.61%		04/06/16	2,000,000	1,999,831
ING US FUNDING LLC	a	0.61%		04/01/16	1,000,000	1,000,000
	a	0.61%		04/11/16	3,000,000	2,999,492
JP MORGAN SECURITIES LLC	b	0.81%		08/23/16	8,000,000	7,974,080
NATIONWIDE BUILDING SOCIETY	b	0.53%		04/04/16	5,000,000	4,999,779
NORDEA BANK AB	b	0.66%		07/07/16	11,000,000	10,980,586
SKANDINAVISKA ENSKILDA BANKEN AB	b	0.81%		07/26/16	1,000,000	997,390
UNITED OVERSEAS BANK LTD	b	0.68%		05/10/16	5,000,000	4,996,317
	b	0.70%		05/11/16	2,000,000	1,998,444
						47,939,401
Other Commercial Paper 3.0%
COCA-COLA CO	b	0.68%		06/02/16	6,000,000	5,992,974
	b	0.75%		09/13/16	6,000,000	5,979,375
EXXON MOBIL CORP		0.32%		04/21/16	1,000,000	999,822
GENERAL ELECTRIC CO		0.35%		04/01/16	2,000,000	2,000,000
TOYOTA MOTOR CREDIT CORP		0.57%		06/06/16	4,000,000	3,995,820
		0.57%		06/07/16	1,000,000	998,939
						19,966,930
Certificates of Deposit 33.2%
ABBEY NATIONAL TREASURY SERVICES PLC (STAMFORD BRANCH)		0.62%		04/01/16	6,000,000	6,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		0.30%		04/04/16	1,000,000	1,000,000
		0.57%		06/16/16	1,000,000	1,000,000
		0.56%		07/05/16	1,000,000	1,000,000
		0.65%		07/18/16	1,000,000	1,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.51%		04/05/16	6,000,000	6,000,000
		0.51%		04/11/16	5,000,000	5,000,000
		0.51%		04/13/16	1,000,000	1,000,000
		0.62%		06/16/16	4,000,000	4,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		0.58%		04/05/16	2,000,000	2,000,000
		0.92%		05/23/16	2,000,000	2,000,000
		0.68%		06/30/16	4,000,000	4,000,000
		0.88%		06/30/16	3,000,000	3,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.61%		04/01/16	4,000,000	4,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		0.85%		07/26/16	1,000,000	1,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.54%		06/28/16	4,000,000	4,000,000
		0.57%		07/01/16	1,000,000	1,000,000
		0.85%		09/13/16	2,000,000	2,000,000
CITIBANK NA (NEW YORK BRANCH)		0.63%		06/09/16	8,000,000	8,000,000
2

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.63%		06/23/16	8,000,000	8,000,000
		0.70%		08/04/16	4,000,000	4,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		0.48%		05/27/16	4,000,000	3,999,994
		0.84%		07/12/16	1,000,000	1,000,000
		0.71%		08/01/16	3,000,000	3,000,000
		0.81%		08/18/16	6,000,000	6,000,000
		0.85%		09/06/16	1,000,000	1,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.71%		05/02/16	3,000,000	3,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK(NEW YORK BRANCH)		0.36%		04/07/16	1,000,000	1,000,000
CREDIT AGRICOLE SA (LONDON BRANCH)		0.63%		07/01/16	3,000,000	3,000,000
		0.65%		07/01/16	3,000,000	3,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		0.62%		04/05/16	2,000,000	2,000,000
		1.00%		09/27/16	4,000,000	4,000,000
DNB BANK ASA (NEW YORK BRANCH)		0.81%		07/14/16	3,000,000	3,000,000
HSBC BANK PLC		0.85%		07/19/16	6,000,000	6,000,000
ING BANK NV (AMSTERDAM BRANCH)		0.54%		05/02/16	9,000,000	9,000,000
LANDESBANK BADEN-WUERTTEMBERG (NEW YORK BRANCH)		0.50%		04/07/16	3,000,000	3,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.50%		04/05/16	2,000,000	2,000,000
		0.85%		09/02/16	4,000,000	4,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.65%		05/26/16	3,000,000	3,000,000
		0.71%		06/15/16	6,000,000	6,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.71%		05/10/16	3,000,000	3,000,000
		0.67%		05/31/16	1,000,000	1,000,083
		0.60%		06/07/16	1,000,000	1,000,000
		0.61%		06/07/16	1,000,000	1,000,000
		0.60%		06/28/16	1,000,000	1,000,000
		0.83%		07/26/16	4,000,000	4,000,000
OVERSEA-CHINESE BANKING CORP LTD (NEW YORK BRANCH)		0.56%		05/03/16	1,000,000	1,000,000
		0.49%		05/24/16	3,000,000	3,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		0.47%		04/26/16	3,000,000	3,000,000
SOCIETE GENERALE (NEW YORK BRANCH)		0.62%		05/09/16	1,000,000	1,000,000
		0.61%		06/01/16	1,000,000	1,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.61%		05/23/16	1,000,000	1,000,000
		0.61%		06/01/16	4,000,000	4,000,000
		0.61%		06/21/16	3,000,000	3,000,000
		0.85%		07/26/16	1,000,000	1,000,000
		0.85%		08/01/16	1,000,000	1,000,000
		0.72%		08/02/16	3,000,000	3,000,000
		0.85%		09/06/16	6,000,000	6,000,000
SUMITOMO MITSUI TRUST BANK LIMITED (NEW YORK BRANCH)		0.62%		05/23/16	4,000,000	4,000,000
		0.62%		06/09/16	3,000,000	3,000,000
		0.62%		06/16/16	4,000,000	4,000,000
    3

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.57%		06/22/16	1,000,000	1,000,000
		0.65%		07/14/16	5,000,000	5,000,000
		0.81%		07/15/16	1,000,000	1,000,014
		0.87%		10/17/16	4,000,000	4,000,000
UBS AG (STAMFORD BRANCH)		0.68%		05/31/16	5,000,000	5,000,000
		0.72%		05/31/16	1,000,000	1,000,000
		0.85%		08/02/16	4,000,000	4,000,000
WELLS FARGO BANK NA		0.85%		07/21/16	4,000,000	4,000,000
		0.83%		08/02/16	2,000,000	2,000,000
		0.81%		08/16/16	4,000,000	4,000,000
		0.86%		09/08/16	4,000,000	4,000,000
		0.86%		09/28/16	3,000,000	3,000,000
						224,000,091
Other Instruments 5.6%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.37%		04/05/16	7,000,000	7,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.36%		04/05/16	3,000,000	3,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		0.35%		04/05/16	6,000,000	6,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.26%		04/01/16	6,000,000	6,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.26%		04/01/16	13,000,000	13,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.35%		04/06/16	3,000,000	3,000,000
						38,000,000
Other Notes 2.2%
BANK OF AMERICA NA		0.46%		04/11/16	4,000,000	4,000,000
		0.67%		05/04/16	5,000,000	5,000,000
		0.74%		06/07/16	2,000,000	2,000,000
		0.79%		08/05/16	2,000,000	2,000,000
		0.76%		08/11/16	2,000,000	2,000,000
						15,000,000
Total Fixed-Rate Obligations
(Cost $395,869,380)						395,869,380

Variable-Rate Obligations 15.5% of net assets
Financial Company Commercial Paper 2.6%
COMMONWEALTH BANK OF AUSTRALIA	b	0.57%	04/12/16	05/12/16	5,000,000	5,000,000
HSBC BANK PLC	b	0.66%	04/01/16	08/01/16	10,000,000	10,000,000
WESTPAC BANKING CORP	b	0.65%	04/05/16	07/05/16	3,000,000	3,000,000
						18,000,000
Certificates of Deposit 10.1%
BANK OF MONTREAL (CHICAGO BRANCH)		0.64%	04/13/16	05/13/16	9,000,000	9,000,000
4

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		0.77%	04/25/16	08/23/16	7,000,000	7,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.61%	04/11/16	06/10/16	6,000,000	6,000,000
		0.67%	04/28/16	06/28/16	3,000,000	3,000,000
CHASE BANK USA NA		0.69%	04/27/16	07/27/16	2,000,000	2,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		0.57%		04/13/16	3,000,000	3,000,000
		0.77%	04/04/16	10/03/16	5,000,000	5,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.58%	04/27/16	05/27/16	5,000,000	5,000,000
		0.71%	04/12/16	08/12/16	9,000,000	9,000,000
WELLS FARGO BANK NA		0.67%	04/13/16	05/05/16	2,000,000	2,000,000
		0.79%	04/12/16	07/12/16	4,000,000	4,000,000
		0.68%	04/27/16	07/27/16	3,000,000	3,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		0.60%	04/01/16	07/01/16	10,000,000	10,000,000
						68,000,000
Variable Rate Demand Note 0.0%
NEW YORK CITY INDUSTRIAL DEVELOPMENT AGENCY
REV IDB & PCR (ALLWAY TOOLS INC) SERIES 1997 (LOC: CITIBANK NA)	a	0.69%		04/07/16	35,000	35,000
Other Notes 1.3%
BANK OF AMERICA NA		0.65%		04/04/16	2,000,000	2,000,000
ROYAL BANK OF CANADA	b	0.74%	04/07/16	09/06/16	7,000,000	7,000,000
						9,000,000
Treasury Debt 1.5%
UNITED STATES TREASURY		0.37%	04/01/16	07/31/16	3,000,000	3,000,000
		0.38%	04/01/16	01/31/17	2,000,000	2,000,000
		0.47%	04/01/16	10/31/17	5,000,000	5,000,000
						10,000,000
Total Variable-Rate Obligations
(Cost $105,035,000)						105,035,000
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 25.9% of net assets
Government Agency Repurchase Agreements* 20.2%
BANK OF NOVA SCOTIA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $15,450,000, 3.00% - 4.00%, due 10/01/40 - 09/01/45)		0.32%		04/01/16	15,000,133	15,000,000
    5

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BARCLAYS CAPITAL INC
Issued 03/30/16, repurchase date 04/06/16 (Collateralized by U.S. Government Agency Securities valued at $20,800,001, 2.50% - 4.50%, due 05/01/30 - 02/01/46)		0.27%		04/06/16	20,001,050	20,000,000
BNP PARIBAS SA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $11,330,098, 2.56% - 6.50%, due 01/01/32 - 03/20/46)		0.31%		04/01/16	11,000,095	11,000,000
DEUTSCHE BANK SECURITIES INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $16,320,011, 0.00%, due 03/30/17)		0.32%		04/01/16	16,000,142	16,000,000
GOLDMAN SACHS & CO
Issued 03/30/16, repurchase date 04/06/16 (Collateralized by U.S. Government Agency Securities valued at $15,300,000, 2.60% - 4.50%, due 06/01/23 - 12/01/45)		0.29%		04/06/16	15,000,846	15,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $23,690,001, 0.73% - 2.50%, due 02/15/22 - 03/25/46)		0.30%		04/01/16	23,000,192	23,000,000
MIZUHO SECURITIES USA INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $1,030,000, 4.00%, due 10/20/45)		0.32%		04/01/16	1,000,009	1,000,000
WELLS FARGO BANK NA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $34,320,315, 3.50%, due 08/01/45)		0.33%		04/01/16	33,000,303	33,000,000
WELLS FARGO SECURITIES LLC
Issued 03/29/16, repurchase date 04/05/16 (Collateralized by U.S. Government Agency Securities valued at $1,040,069, 3.50%, due 02/01/46)		0.34%		04/05/16	1,000,066	1,000,000
Issued 03/31/16, repurchase date 04/07/16 (Collateralized by U.S. Government Agency Securities valued at $1,040,069, 3.50%, due 02/01/46)		0.34%		04/07/16	1,000,066	1,000,000
						136,000,000
Treasury Repurchase Agreements 0.5%
BARCLAYS CAPITAL INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $726,090, 1.63% - 4.88%, due 08/15/16 - 02/15/26)		0.30%		04/01/16	711,842	711,836
Issued 03/29/16, repurchase date 04/05/16 (Collateralized by U.S. Treasury Securities valued at $2,040,055, 0.50%, due 07/31/16)		0.30%		04/05/16	2,000,117	2,000,000
JP MORGAN SECURITIES LLC
Issued 03/31/16, repurchase date 04/07/16 (Collateralized by U.S. Treasury Securities valued at $1,020,104, 2.00% - 2.25%, due 07/31/20 - 11/15/24)		0.31%		04/07/16	1,000,060	1,000,000
						3,711,836
6

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Other Repurchase Agreements** 5.2%
BNP PARIBAS SECURITIES CORP.
Issued 03/29/16, repurchase date 04/05/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,000, 2.44% - 2.89%, due 10/25/23 - 05/25/37)		0.48%		04/05/16	1,000,093	1,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 03/09/16, repurchase date 09/06/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $13,800,265, 0.60% - 7.22%, due 02/15/29 - 09/25/37)	c	1.25%		07/05/16	12,049,167	12,000,000
JP MORGAN SECURITIES LLC
Issued 03/03/16, repurchase date 08/30/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,974, 3.00% - 5.70%, due 10/22/23 - 06/25/56)	c	1.08%		06/29/16	1,003,540	1,000,000
Issued 03/22/16, repurchase date 09/19/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,751,553, 0.89% - 6.00%, due 12/09/16 - 06/25/56)	c	1.08%		06/29/16	5,014,850	5,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/10/16, repurchase date 06/08/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $10,350,000, 1.93%, due 10/25/37)	c	0.96%		05/05/16	9,013,440	9,000,000
WELLS FARGO SECURITIES LLC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,643, 5.25%, due 05/01/25)		0.40%		04/01/16	1,000,011	1,000,000
Issued 03/30/16, repurchase date 04/06/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,600,493, 2.94% - 5.50%, due 07/28/34 - 04/28/36)		0.55%		04/06/16	4,000,428	4,000,000
Issued 03/31/16, repurchase date 04/07/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,247, 3.69% - 6.64%, due 06/19/31 - 11/12/32)		0.55%		04/07/16	2,000,214	2,000,000
						35,000,000
Total Repurchase Agreements
(Cost $174,711,836)						174,711,836

End of Investments.

At 03/31/16, the tax basis cost of the fund's investments was $675,616,216.
a	Credit-enhanced security or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $126,875,216 or 18.8% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $27,000,000 or 4.0% of net assets.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

    7

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
ABS —	Asset-backed securities
ETF —	Exchange-traded fund
IDB —	Industrial development bond
LOC —	Letter of credit
PCR —	Pollution control revenue
REV —	Revenue
8

The Charles Schwab Family of Funds
Schwab Investor Money Fund®
Portfolio Holdings  as of March 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
56.9%	Fixed-Rate Obligations	511,787,665	511,787,665
16.0%	Variable-Rate Obligations	144,357,842	144,357,842
27.3%	Repurchase Agreements	245,843,372	245,843,372
100.2%	Total Investments	901,988,879	901,988,879
(0.2%)	Other Assets and Liabilities, Net		(1,499,523)
100.0%	Net Assets		900,489,356

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 56.9% of net assets
Asset-Backed Commercial Paper 10.3%
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.64%		05/04/16	4,000,000	3,997,653
CAFCO LLC	a,b	0.65%		06/07/16	9,000,000	8,989,113
	a,b	0.58%		06/21/16	2,000,000	1,997,390
CANCARA ASSET SECURITISATION LLC	a,b	0.60%		06/17/16	5,000,000	4,993,583
CHARTA LLC	a,b	0.45%		04/20/16	6,000,000	5,998,575
	a,b	0.59%		06/16/16	5,000,000	4,993,772
CIESCO LLC	a,b	0.57%		05/18/16	3,000,000	2,997,768
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	0.52%		04/01/16	5,000,000	5,000,000
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	0.52%		04/01/16	6,000,000	6,000,000
	a,b	0.40%		04/05/16	3,000,000	2,999,867
CRC FUNDING LLC	a,b	0.58%		06/21/16	2,000,000	1,997,390
METLIFE SHORT TERM FUNDING LLC	a,b	0.41%		04/06/16	10,000,000	9,999,431
	a,b	0.44%		04/11/16	1,000,000	999,878
	a,b	0.44%		04/13/16	1,000,000	999,853
	a,b	0.42%		04/15/16	2,000,000	1,999,673
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.50%		05/23/16	8,000,000	7,994,222
OLD LINE FUNDING LLC	a,b	0.47%		04/20/16	3,000,000	2,999,256
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.63%		06/28/16	4,000,000	3,993,840
SHEFFIELD RECEIVABLES CORP	a,b	0.75%		05/18/16	4,000,000	3,996,083
    1

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
STARBIRD FUNDING CORP	a,b	0.62%		06/07/16	1,000,000	998,846
	a,b	0.69%		07/01/16	1,000,000	998,256
THUNDER BAY FUNDING LLC	a,b	0.67%		07/14/16	7,000,000	6,986,451
	a,b	0.85%		07/19/16	1,000,000	997,426
						92,928,326
Financial Company Commercial Paper 9.9%
BANK OF NOVA SCOTIA	b	0.50%		05/09/16	3,000,000	2,998,417
	b	0.50%		05/12/16	8,000,000	7,995,444
	b	0.82%		08/15/16	8,000,000	7,975,218
	b	0.86%		09/15/16	1,000,000	996,011
BNP PARIBAS SA	b	0.51%		04/05/16	2,000,000	1,999,887
BPCE SA	b	0.61%		06/09/16	6,000,000	5,992,985
DANSKE CORP	b	0.60%		05/06/16	1,000,000	999,421
DNB BANK ASA	b	0.58%		06/07/16	8,000,000	7,991,364
HSBC USA INC	b	0.47%		04/26/16	3,000,000	2,999,021
ING US FUNDING LLC	a	0.61%		04/11/16	1,000,000	999,831
	a	0.67%		06/07/16	10,000,000	9,987,531
	a	0.84%		08/16/16	1,000,000	996,803
JP MORGAN SECURITIES LLC	b	0.85%		08/02/16	1,000,000	997,096
LLOYDS BANK PLC		0.84%		08/16/16	4,000,000	3,987,213
MACQUARIE BANK LTD	b	0.64%		05/02/16	2,000,000	1,998,898
NORDEA BANK AB	b	0.62%		07/19/16	12,000,000	11,977,655
NRW BANK	b	0.45%		04/25/16	7,000,000	6,997,923
OVERSEA-CHINESE BANKING CORPORATION LIMITED		0.56%		06/27/16	4,000,000	3,994,587
UNITED OVERSEAS BANK LTD	b	0.56%		06/07/16	7,000,000	6,992,704
						88,878,009
Other Commercial Paper 2.9%
EXXON MOBIL CORP		0.32%		04/21/16	2,000,000	1,999,644
GENERAL ELECTRIC CO		0.35%		04/01/16	3,000,000	3,000,000
TOTAL CAPITAL CANADA LTD	a,b	0.58%		06/15/16	4,000,000	3,995,167
TOYOTA MOTOR CREDIT CORP		0.45%		04/13/16	5,000,000	4,999,250
		0.57%		06/07/16	12,000,000	11,987,270
						25,981,331
Certificates of Deposit 29.0%
BANK OF MONTREAL (CHICAGO BRANCH)		0.57%		06/16/16	7,000,000	7,000,000
2

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BANK OF THE WEST		0.65%		05/19/16	2,000,000	2,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.51%		04/13/16	3,000,000	3,000,000
		0.51%		04/19/16	1,000,000	1,000,000
		0.62%		06/16/16	8,000,000	8,000,000
		0.84%		08/18/16	2,000,000	2,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		0.91%		08/11/16	7,000,000	7,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.60%		05/09/16	6,000,000	6,000,000
		0.64%		06/07/16	1,000,000	1,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		0.50%		04/15/16	7,000,000	7,000,000
		0.85%		07/22/16	1,000,000	1,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.54%		06/28/16	3,000,000	3,000,000
		0.85%		09/13/16	6,000,000	6,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.59%		05/23/16	18,000,000	18,000,000
		0.70%		08/04/16	3,000,000	3,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		0.48%		05/27/16	1,000,000	999,999
		0.64%		07/08/16	7,000,000	7,000,000
		0.71%		08/01/16	1,000,000	1,000,000
		0.81%		08/18/16	9,000,000	9,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK(NEW YORK BRANCH)		0.36%		04/07/16	8,000,000	8,000,000
CREDIT AGRICOLE SA (LONDON BRANCH)		0.60%		05/05/16	1,000,000	1,000,000
		0.63%		07/01/16	1,000,000	1,000,000
		0.65%		07/01/16	3,000,000	3,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		0.90%		08/01/16	6,000,000	6,000,000
		0.85%		08/08/16	6,000,000	6,000,000
DANSKE BANK A/S (LONDON BRANCH)		0.62%		06/09/16	3,000,000	3,000,000
DNB BANK ASA (NEW YORK BRANCH)		0.80%		08/18/16	1,000,000	1,000,000
LANDESBANK BADEN-WUERTTEMBERG (NEW YORK BRANCH)		0.50%		04/07/16	5,000,000	5,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE(NEW YORK BRANCH)		0.40%		04/08/16	4,000,000	4,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.85%		09/02/16	4,000,000	4,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.71%		06/15/16	5,000,000	5,000,000
		0.73%		07/12/16	15,000,000	15,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.60%		05/19/16	8,000,000	8,000,000
		0.61%		06/07/16	10,000,000	10,000,000
NATIXIS (NEW YORK BRANCH)		0.65%		06/02/16	1,000,000	1,000,000
		0.60%		06/16/16	6,000,000	6,000,000
OVERSEA-CHINESE BANKING CORP LTD (NEW YORK BRANCH)		0.56%		05/03/16	1,000,000	1,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		0.47%		04/26/16	5,000,000	5,000,000
SOCIETE GENERALE (NEW YORK BRANCH)		0.62%		05/03/16	5,000,000	5,000,000
    3

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
STATE STREET BANK AND TRUST COMPANY		0.80%		08/19/16	5,000,000	5,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.50%		04/05/16	2,000,000	2,000,000
		0.50%		04/27/16	1,000,000	1,000,000
		0.61%		06/01/16	4,000,000	4,000,000
		0.72%		08/02/16	9,000,000	9,000,000
		0.85%		08/25/16	9,000,000	9,000,000
SUMITOMO MITSUI TRUST BANK LIMITED (NEW YORK BRANCH)		0.62%		06/09/16	11,000,000	11,000,000
		0.65%		06/27/16	2,000,000	2,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.57%		06/22/16	1,000,000	1,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.50%		05/20/16	5,000,000	5,000,000
		1.00%		11/07/16	5,000,000	5,000,000
UBS AG (STAMFORD BRANCH)		0.68%		06/13/16	1,000,000	1,000,000
		0.85%		08/02/16	7,000,000	7,000,000
WELLS FARGO BANK NA		0.46%		04/22/16	4,000,000	4,000,000
		0.83%		08/18/16	4,000,000	4,000,000
						260,999,999
Other Instruments 4.8%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.37%		04/05/16	10,000,000	10,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		0.35%		04/05/16	9,000,000	9,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.26%		04/01/16	4,000,000	4,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.26%		04/01/16	16,000,000	16,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.35%		04/06/16	4,000,000	4,000,000
						43,000,000
Total Fixed-Rate Obligations
(Cost $511,787,665)						511,787,665

Variable-Rate Obligations 16.0% of net assets
Financial Company Commercial Paper 4.7%
COMMONWEALTH BANK OF AUSTRALIA	b	0.64%	04/29/16	06/29/16	6,000,000	6,000,000
HSBC BANK PLC	b	0.66%	04/19/16	07/19/16	3,000,000	2,999,955
	b	0.79%	04/04/16	08/04/16	16,000,000	16,000,000
WESTPAC BANKING CORP	b	0.65%	04/05/16	07/05/16	17,000,000	17,000,000
						41,999,955
Certificates of Deposit 8.2%
BANK OF MONTREAL (CHICAGO BRANCH)		0.78%	04/04/16	09/02/16	15,000,000	15,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		0.67%	04/15/16	07/15/16	5,000,000	5,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.67%	04/26/16	05/26/16	8,000,000	8,000,000
4

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ROYAL BANK OF CANADA (NEW YORK BRANCH)		0.57%		04/13/16	13,000,000	13,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.71%	04/12/16	08/12/16	4,000,000	4,000,000
UBS AG (STAMFORD BRANCH)		0.81%	04/26/16	09/08/16	6,000,000	6,000,000
WELLS FARGO BANK NA		0.58%	04/21/16	05/23/16	12,000,000	12,000,000
		0.79%	04/12/16	07/12/16	11,000,000	11,000,000
						74,000,000
Treasury Debt 2.0%
UNITED STATES TREASURY		0.37%	04/01/16	07/31/16	5,000,000	5,000,000
		0.35%	04/01/16	10/31/16	10,000,000	9,997,887
		0.47%	04/01/16	10/31/17	3,000,000	3,000,000
						17,997,887
Variable Rate Demand Notes 1.1%
BLUE MOUNTAIN ENTERPRISES LLC
BLUE MOUNTAIN ENTERPRISES LLC N/A SERIES VRDN (GTY: WELLS FARGO BANK NA) (LOC: WELLS FARGO BANK NA)	a	0.42%		04/07/16	3,640,000	3,640,000
EAGLE CNTY COLO
REV MULTI FAM HOUSING SERIES 1997B (LOC: WELLS FARGO BANK NA)	a	0.48%		04/07/16	1,500,000	1,500,000
LABCON NORTH AMERICA
LABCON NORTH AMERICA N/A SERIES VRDN (GTY: BANK OF THE WEST) (LOC: BANK OF THE WEST)	a	0.44%		04/07/16	1,445,000	1,445,000
YMCA OF THE NORTHWOODS
YMCA OF THE NORTHWOODS N/A SERIES VRDN (GTY: FEDERAL HOME LOAN BANKS) (LOC: FEDERAL HOME LOAN BANKS)	a	0.48%		04/07/16	3,775,000	3,775,000
						10,360,000
Total Variable-Rate Obligations
(Cost $144,357,842)						144,357,842
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 27.3% of net assets
Government Agency Repurchase Agreements* 21.1%
BANK OF NOVA SCOTIA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $20,600,000, 2.50% - 4.00%, due 05/01/27 - 08/01/44)		0.32%		04/01/16	20,000,178	20,000,000
BARCLAYS CAPITAL INC
Issued 03/30/16, repurchase date 04/06/16 (Collateralized by U.S. Government Agency Securities valued at $26,000,010, 0.97% - 5.00%, due 10/25/20 - 03/25/46)		0.27%		04/06/16	25,001,313	25,000,000
BNP PARIBAS SA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $15,390,731, 1.50% - 6.00%, due 09/01/19 - 05/01/38)		0.31%		04/01/16	15,000,129	15,000,000
    5

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
DEUTSCHE BANK SECURITIES INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $22,440,040, 0.00%, due 03/30/17)		0.32%		04/01/16	22,000,196	22,000,000
GOLDMAN SACHS & CO
Issued 03/30/16, repurchase date 04/06/16 (Collateralized by U.S. Government Agency Securities valued at $13,260,001, 2.60%, due 06/01/23)		0.29%		04/06/16	13,000,733	13,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $46,350,000, 2.50%, due 02/01/30)		0.30%		04/01/16	45,000,375	45,000,000
MIZUHO SECURITIES USA INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $2,060,000, 4.00%, due 10/20/45)		0.32%		04/01/16	2,000,018	2,000,000
WELLS FARGO BANK NA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $46,800,430, 3.50%, due 08/01/45)		0.33%		04/01/16	45,000,413	45,000,000
WELLS FARGO SECURITIES LLC
Issued 03/29/16, repurchase date 04/05/16 (Collateralized by U.S. Government Agency Securities valued at $1,040,069, 3.50%, due 02/01/46)		0.34%		04/05/16	1,000,066	1,000,000
Issued 03/31/16, repurchase date 04/07/16 (Collateralized by U.S. Government Agency Securities valued at $2,080,138, 3.50%, due 02/01/46)		0.34%		04/07/16	2,000,132	2,000,000
						190,000,000
Treasury Repurchase Agreements 1.3%
BARCLAYS CAPITAL INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $9,020,261, 0.50% - 4.88%, due 06/30/16 - 01/31/23)		0.30%		04/01/16	8,843,446	8,843,372
Issued 03/29/16, repurchase date 04/05/16 (Collateralized by U.S. Treasury Securities valued at $2,040,009, 0.42% - 4.25%, due 04/30/17 - 11/15/40)		0.30%		04/05/16	2,000,117	2,000,000
JP MORGAN SECURITIES LLC
Issued 03/31/16, repurchase date 04/07/16 (Collateralized by U.S. Treasury Securities valued at $1,020,038, 2.25%, due 11/15/24)		0.31%		04/07/16	1,000,060	1,000,000
						11,843,372
Other Repurchase Agreements** 4.9%
CREDIT SUISSE SECURITIES (USA) LLC
Issued 03/30/16, repurchase date 04/06/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,097, 0.60%, due 09/25/37)		0.62%		04/06/16	2,000,241	2,000,000
Issued 03/09/16, repurchase date 07/05/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $13,803,876, 0.64% - 8.31%, due 02/15/29 - 09/21/45)	c	1.25%		07/05/16	12,049,167	12,000,000
6

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
JP MORGAN SECURITIES LLC
Issued 03/03/16, repurchase date 08/30/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $9,208,279, 3.00% - 5.91%, due 10/15/25 - 09/25/57)	c	1.08%		06/29/16	8,028,320	8,000,000
Issued 03/22/16, repurchase date 09/19/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,932, 3.00% - 5.91%, due 12/05/31 - 06/25/56)	c	1.08%		06/29/16	3,008,910	3,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/10/16, repurchase date 05/05/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $12,650,000, 1.93%, due 10/25/37)	c	0.96%		05/05/16	11,016,427	11,000,000
WELLS FARGO SECURITIES LLC
Issued 03/30/16, repurchase date 04/06/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,370, 3.43% - 6.00%, due 05/19/32 - 08/27/37)		0.55%		04/06/16	3,000,321	3,000,000
Issued 03/31/16, repurchase date 04/07/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,247, 3.43%, due 05/19/32)		0.55%		04/07/16	2,000,214	2,000,000
Issued 02/11/16, repurchase date 07/05/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,468,975, 0.00% - 3.50%, due 11/15/21 - 07/15/64)	c	1.10%		07/05/16	3,013,292	3,000,000
						44,000,000
Total Repurchase Agreements
(Cost $245,843,372)						245,843,372

End of Investments.

At 03/31/16, the tax basis cost of the fund's investments was $901,988,879.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $202,835,492 or 22.5% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $37,000,000 or 4.1% of net assets.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange-traded fund
GTY —	Guaranty agreement
LOC —	Letter of credit
MULTI FAM —	Multi-family
REV —	Revenue
VRDN —	Variable rate demand note
    7

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2016, all of the funds' investment securities were classified as Level 2. The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
8

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Notes to Portfolio Holdings (continued)
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2016. The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG88395MAR16
9

The Charles Schwab Family of Funds
Schwab Advisor Cash Reserves®
Portfolio Holdings  as of March 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
61.1%	Fixed-Rate Obligations	14,342,749,164	14,342,749,164
14.3%	Variable-Rate Obligations	3,353,309,703	3,353,309,703
25.0%	Repurchase Agreements	5,875,849,408	5,875,849,408
100.4%	Total Investments	23,571,908,275	23,571,908,275
(0.4%)	Other Assets and Liabilities, Net		(91,838,459)
100.0%	Net Assets		23,480,069,816

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 61.1% of net assets
Asset-Backed Commercial Paper 6.5%
BARTON CAPITAL SA	a,b	0.62%		05/18/16	36,000,000	35,970,860
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.66%		05/02/16	13,000,000	12,992,612
	a,b	0.64%		05/04/16	82,000,000	81,951,893
CAFCO LLC	a,b	0.50%		05/04/16	38,000,000	37,982,583
	a,b	0.57%		06/02/16	45,000,000	44,955,825
CANCARA ASSET SECURITISATION LLC	a,b	0.60%		06/17/16	15,000,000	14,980,750
CIESCO LLC	a,b	0.57%		05/18/16	88,000,000	87,934,513
	a,b	0.65%		06/09/16	50,000,000	49,937,708
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	0.52%		04/01/16	50,000,000	50,000,000
CRC FUNDING LLC	a,b	0.65%		06/07/16	101,000,000	100,877,818
FAIRWAY FINANCE CO LLC	a,b	0.30%		04/01/16	10,000,000	10,000,000
GOTHAM FUNDING CORP	a,b	0.50%		04/06/16	45,307,000	45,303,854
METLIFE SHORT TERM FUNDING LLC	a,b	0.41%		04/06/16	64,000,000	63,996,356
	a,b	0.44%		04/11/16	12,000,000	11,998,533
	a,b	0.44%		04/13/16	23,000,000	22,996,627
	a,b	0.42%		04/14/16	45,620,000	45,613,081
	a,b	0.42%		04/15/16	93,700,000	93,684,696
	a,b	0.63%		06/06/16	19,500,000	19,477,478
	a,b	0.61%		06/14/16	47,000,000	46,941,067
	a,b	0.61%		06/21/16	52,250,000	52,178,287
    1

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.44%		04/19/16	40,000,000	39,991,200
	a,b	0.57%		06/06/16	21,266,000	21,243,777
OLD LINE FUNDING LLC	a,b	0.47%		04/20/16	33,000,000	32,991,814
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.64%		06/07/16	149,000,000	148,822,524
	a,b	0.63%		06/28/16	2,000,000	1,996,920
SHEFFIELD RECEIVABLES CORP	a,b	0.75%		05/17/16	142,000,000	141,863,917
	a,b	0.75%		05/18/16	26,000,000	25,974,542
	a,b	0.75%		05/25/16	11,000,000	10,987,625
STARBIRD FUNDING CORP	a,b	0.62%		06/07/16	20,000,000	19,976,922
	a,b	0.69%		07/01/16	9,000,000	8,984,303
THUNDER BAY FUNDING LLC	a,b	0.50%		04/05/16	68,000,000	67,996,222
	a,b	0.72%		05/17/16	50,000,000	49,954,000
	a,b	0.85%		07/19/16	18,000,000	17,953,675
VERSAILLES COMMERCIAL PAPER LLC	a,b	0.60%		05/09/16	3,000,000	2,998,100
						1,521,510,082
Financial Company Commercial Paper 8.6%
BANK OF NOVA SCOTIA	b	0.50%		05/16/16	168,000,000	167,895,000
BNP PARIBAS SA	b	0.51%		04/05/16	91,000,000	90,994,843
BPCE SA	b	0.69%		06/01/16	50,000,000	49,941,965
	b	0.61%		06/09/16	69,000,000	68,919,327
DANSKE CORP	b	0.61%		04/06/16	59,000,000	58,995,001
	b	0.60%		05/06/16	20,000,000	19,988,431
	b	0.61%		05/06/16	35,000,000	34,979,413
DNB BANK ASA	b	0.58%		06/07/16	199,000,000	198,785,191
HSBC USA INC	b	0.47%		04/26/16	103,000,000	102,966,382
ING US FUNDING LLC	a	0.61%		05/27/16	55,000,000	54,947,811
	a	0.67%		06/07/16	10,000,000	9,987,531
	a	0.01%		07/07/16	100,000,000	99,843,722
	a	0.69%		07/25/16	70,000,000	69,845,708
	a	0.84%		08/16/16	4,000,000	3,987,213
LLOYDS BANK PLC		0.63%		06/02/16	200,000,000	199,783,000
		0.84%		08/16/16	78,000,000	77,750,660
MACQUARIE BANK LTD	b	0.64%		05/02/16	27,000,000	26,985,120
	b	0.63%		06/17/16	91,000,000	90,877,377
NATIONWIDE BUILDING SOCIETY	b	0.53%		04/04/16	15,000,000	14,999,338
	b	0.62%		05/25/16	25,000,000	24,976,750
NORDEA BANK AB	b	0.53%		06/02/16	50,000,000	49,954,361
	b	0.55%		06/02/16	25,000,000	24,976,535
	b	0.53%		07/05/16	107,000,000	106,850,349
	b	0.66%		07/07/16	55,000,000	54,902,933
NRW BANK	b	0.45%		04/05/16	101,000,000	100,994,950
	b	0.45%		04/25/16	1,000,000	999,703
OVERSEA-CHINESE BANKING CORPORATION LIMITED		0.56%		06/27/16	66,145,000	66,055,484
2

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SOCIETE GENERALE SA	b	0.61%		06/09/16	36,000,000	35,957,910
UNITED OVERSEAS BANK LTD	b	0.56%		06/07/16	50,000,000	49,947,889
	b	0.63%		08/05/16	72,000,000	71,841,240
						2,029,931,137
Other Commercial Paper 1.8%
EXXON MOBIL CORP		0.32%		04/21/16	49,000,000	48,991,289
GENERAL ELECTRIC CO		0.35%		04/01/16	75,000,000	75,000,000
TOYOTA MOTOR CREDIT CORP		0.57%		06/06/16	100,000,000	99,895,500
		0.57%		06/07/16	100,000,000	99,893,916
		0.60%		07/11/16	100,000,000	99,831,667
						423,612,372
Certificates of Deposit 36.0%
ABBEY NATIONAL TREASURY SERVICES PLC (STAMFORD BRANCH)	a	0.62%		05/09/16	3,000,000	3,000,000
	a	0.92%		09/15/16	7,000,000	7,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.70%		08/01/16	150,000,000	150,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		0.30%		04/07/16	75,000,000	75,000,000
		0.57%		06/16/16	42,000,000	42,000,000
		0.56%		07/05/16	107,000,000	107,000,000
		0.65%		07/11/16	75,700,000	75,699,992
		0.65%		07/18/16	77,000,000	76,999,992
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		0.85%		08/04/16	57,000,000	57,000,000
BANK OF THE WEST		0.65%		05/19/16	108,000,000	108,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.51%		04/05/16	125,000,000	125,000,000
		0.51%		04/19/16	83,000,000	83,000,000
		0.65%		07/13/16	1,000,000	1,000,000
		0.85%		07/28/16	135,000,000	135,000,000
		0.84%		08/18/16	27,000,000	27,000,000
		0.84%		08/19/16	57,000,000	57,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		0.68%		06/14/16	100,000,000	100,000,000
		0.91%		08/11/16	193,000,000	193,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.60%		05/09/16	34,000,000	34,000,000
		0.64%		06/03/16	61,000,000	61,000,000
		0.64%		06/07/16	85,000,000	85,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		0.85%		07/22/16	50,000,000	50,000,000
		0.85%		07/26/16	53,000,000	53,000,000
		0.85%		08/09/16	32,000,000	32,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.54%		06/28/16	268,000,000	268,000,000
CITIBANK NA (NEW YORK BRANCH)		0.58%		05/11/16	75,000,000	75,000,000
		0.63%		06/09/16	171,000,000	171,000,000
		0.64%		06/14/16	150,000,000	150,000,000
    3

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.59%		05/23/16	9,000,000	9,000,000
		0.58%		06/07/16	100,000,000	100,000,000
		0.63%		06/23/16	10,000,000	10,000,000
		0.66%		07/18/16	49,000,000	49,000,000
		0.70%		08/04/16	50,000,000	50,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		0.48%		05/27/16	216,500,000	216,495,590
		0.64%		07/08/16	73,000,000	73,000,000
		0.71%		08/01/16	58,000,000	58,000,000
		0.81%		08/18/16	250,000,000	250,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK(NEW YORK BRANCH)		0.60%		06/20/16	238,000,000	238,000,000
CREDIT AGRICOLE SA (LONDON BRANCH)		0.60%		05/05/16	109,000,000	109,000,000
		0.63%		07/01/16	1,000,000	1,000,000
		0.65%		07/01/16	5,000,000	5,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		0.90%		08/01/16	175,000,000	175,000,000
		0.85%		08/08/16	42,000,000	42,000,000
		1.00%		09/27/16	5,000,000	5,000,000
DANSKE BANK A/S (LONDON BRANCH)		0.62%		06/09/16	4,000,000	4,000,000
DNB BANK ASA (NEW YORK BRANCH)		0.80%		08/18/16	115,000,000	115,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (LONDON BRANCH)		0.58%		05/09/16	60,000,000	60,000,000
HSBC BANK PLC		0.87%		07/26/16	232,000,000	232,000,000
ING BANK NV (AMSTERDAM BRANCH)		0.54%		05/02/16	192,000,000	192,000,000
LANDESBANK BADEN-WUERTTEMBERG (NEW YORK BRANCH)		0.50%		04/07/16	119,000,000	119,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE(NEW YORK BRANCH)		0.40%		04/08/16	118,000,000	118,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.50%		04/05/16	37,000,000	37,000,000
		0.85%		09/02/16	63,000,000	63,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.50%		04/13/16	56,000,000	56,000,000
		0.64%		05/19/16	12,000,000	12,000,000
		0.65%		05/26/16	118,000,000	118,000,000
		0.71%		06/15/16	7,000,000	7,000,000
		0.73%		07/12/16	210,000,000	210,000,000
		0.83%		07/21/16	80,000,000	80,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.60%		05/19/16	192,000,000	192,000,000
		0.60%		06/07/16	26,000,000	26,000,000
		0.61%		06/07/16	11,000,000	11,000,000
		0.60%		06/28/16	7,000,000	7,000,000
		0.83%		07/26/16	15,000,000	15,000,000
NATIXIS (NEW YORK BRANCH)		0.65%		06/02/16	234,000,000	234,000,000
NORDEA BANK FINLAND PLC (NEW YORK BRANCH)		0.53%		07/05/16	5,000,000	5,000,000
4

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
OVERSEA-CHINESE BANKING CORP LTD (NEW YORK BRANCH)		0.56%		05/03/16	33,000,000	33,000,000
		0.49%		05/24/16	50,000,000	50,000,000
		0.58%		06/07/16	83,000,000	83,000,000
		0.65%		07/07/16	39,000,000	38,999,999
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		0.48%		04/05/16	109,000,000	109,000,000
SOCIETE GENERALE (NEW YORK BRANCH)		0.62%		05/03/16	56,000,000	56,000,000
		0.62%		05/09/16	10,000,000	10,000,000
		0.61%		06/01/16	40,500,000	40,500,000
STATE STREET BANK AND TRUST COMPANY		0.80%		08/19/16	21,000,000	21,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.50%		04/04/16	83,000,000	83,000,000
		0.50%		04/05/16	51,000,000	51,000,000
		0.50%		04/27/16	12,000,000	12,000,000
		0.61%		05/23/16	59,000,000	59,000,000
		0.62%		07/07/16	79,000,000	79,000,000
		0.72%		08/02/16	119,000,000	119,000,000
		0.85%		08/02/16	100,000,000	100,000,000
		0.85%		08/25/16	195,000,000	195,000,000
SUMITOMO MITSUI TRUST BANK LIMITED (NEW YORK BRANCH)		0.67%		04/01/16	10,000,000	10,000,000
		0.68%		04/13/16	103,000,000	103,000,000
		0.65%		05/13/16	134,000,000	134,000,000
		0.62%		05/16/16	135,000,000	135,000,000
		0.62%		05/23/16	74,000,000	74,000,000
		0.62%		06/16/16	7,000,000	7,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.57%		06/07/16	188,000,000	188,000,000
		0.65%		07/14/16	67,000,000	67,000,000
		0.83%		09/01/16	85,000,000	85,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.40%		04/01/16	200,000,000	200,000,000
		0.50%		05/20/16	24,000,000	24,000,000
		0.50%		06/01/16	95,000,000	95,000,000
		1.00%		11/07/16	50,000,000	50,000,000
UBS AG (STAMFORD BRANCH)		0.67%		06/07/16	13,000,000	13,000,000
		0.68%		06/13/16	2,000,000	2,000,000
		0.85%		08/02/16	82,000,000	82,000,000
WELLS FARGO BANK NA		0.46%		04/22/16	160,000,000	160,000,000
		0.83%		08/02/16	6,000,000	6,000,000
		0.81%		08/16/16	95,000,000	95,000,000
		0.83%		08/18/16	45,000,000	45,000,000
		0.84%		08/23/16	20,000,000	20,000,000
		0.85%		09/01/16	7,000,000	7,000,000
						8,446,695,573
Other Instruments 7.6%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.37%		04/05/16	250,000,000	250,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.36%		04/05/16	184,000,000	184,000,000
BANK OF NEW YORK MELLON (CAYMAN ISLANDS BRANCH)		0.26%		04/01/16	587,000,000	587,000,000
    5

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH		0.35%		04/05/16	175,000,000	175,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.26%		04/01/16	75,000,000	75,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.26%		04/01/16	408,000,000	408,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.35%		04/06/16	100,000,000	100,000,000
						1,779,000,000
Other Notes 0.6%
BANK OF AMERICA NA		0.46%		04/07/16	25,000,000	25,000,000
		0.81%		08/02/16	50,000,000	50,000,000
		0.79%		08/05/16	57,000,000	57,000,000
		0.76%		08/11/16	10,000,000	10,000,000
						142,000,000
Total Fixed-Rate Obligations
(Cost $14,342,749,164)						14,342,749,164

Variable-Rate Obligations 14.3% of net assets
Financial Company Commercial Paper 3.6%
COMMONWEALTH BANK OF AUSTRALIA	b	0.57%	04/12/16	05/12/16	25,000,000	25,000,000
	b	0.64%	04/27/16	06/27/16	50,000,000	50,000,000
	b	0.64%	04/29/16	06/29/16	100,000,000	100,000,000
	b	0.65%	04/08/16	07/08/16	208,000,000	208,000,000
HSBC BANK PLC	b	0.66%	04/01/16	06/01/16	183,000,000	183,000,000
	b	0.66%	04/01/16	08/01/16	11,000,000	11,000,000
	b	0.79%	04/04/16	08/04/16	110,000,000	110,000,000
WESTPAC BANKING CORP	b	0.65%	04/05/16	07/05/16	166,000,000	166,000,000
						853,000,000
Certificates of Deposit 7.4%
BANK OF MONTREAL (CHICAGO BRANCH)		0.78%	04/04/16	09/02/16	200,000,000	200,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		0.67%	04/14/16	07/14/16	123,000,000	123,000,000
		0.77%	04/25/16	08/23/16	174,000,000	174,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		0.67%	04/15/16	07/15/16	7,000,000	7,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.67%	04/26/16	05/26/16	60,000,000	60,000,000
		0.61%	04/11/16	06/10/16	182,000,000	182,000,000
		0.67%	04/28/16	06/28/16	77,000,000	77,000,000
HSBC BANK USA NA		0.81%	04/01/16	09/01/16	25,000,000	25,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		0.57%		04/13/16	20,000,000	20,000,000
		0.73%	04/01/16	08/31/16	125,000,000	125,000,000
		0.77%	04/04/16	10/03/16	137,000,000	137,000,000
STATE STREET BANK AND TRUST COMPANY		0.64%	04/20/16	05/20/16	43,000,000	43,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.71%	04/12/16	08/12/16	210,000,000	210,000,000
6

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
UBS AG (STAMFORD BRANCH)		0.81%	04/26/16	09/08/16	119,000,000	119,000,000
WELLS FARGO BANK NA		0.68%	04/27/16	07/27/16	130,000,000	130,000,000
		0.78%	04/26/16	08/26/16	100,000,000	100,000,000
						1,732,000,000
Treasury Debt 1.3%
UNITED STATES TREASURY		0.37%	04/01/16	07/31/16	95,000,000	95,000,000
		0.38%	04/01/16	01/31/17	85,000,000	84,999,703
		0.47%	04/01/16	10/31/17	120,000,000	120,000,000
						299,999,703
Variable Rate Demand Notes 0.0%
BRECKENRIDGE TERRACE LLC
SERIES VRDN (LOC: BANK OF AMERICA NA)	a	0.48%		04/07/16	1,000,000	1,000,000
EAGLE CNTY COLO
REV MULTI FAM HOUSING (THE TARNES @ BC LLC) SERIES 1999 B (LOC: WELLS FARGO BANK NA)	a	0.48%		04/07/16	2,410,000	2,410,000
GFRE HOLDINGS LLC
GFRE HOLDINGS LLC (LOC: FEDERAL HOME LOAN BANKS)	a	0.43%		04/07/16	2,015,000	2,015,000
TENDERFOOT SEASONAL HSG LLC COLO HSG FACS
REV MULTI FAM HOUSING SERIES 2000B (LOC: WELLS FARGO BANK NA)	a	0.48%		04/07/16	2,885,000	2,885,000
						8,310,000
Other Notes 2.0%
JPMORGAN CHASE BANK NA		0.77%	04/18/16	09/16/16	90,000,000	90,000,000
		0.78%	04/22/16	10/21/16	30,000,000	30,000,000
ROYAL BANK OF CANADA	b	0.74%	04/07/16	09/06/16	60,000,000	60,000,000
WELLS FARGO BANK NA		0.75%	06/15/16	10/14/16	55,000,000	55,000,000
		0.80%	06/22/16	10/21/16	225,000,000	225,000,000
						460,000,000
Total Variable-Rate Obligations
(Cost $3,353,309,703)						3,353,309,703
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 25.0% of net assets
Government Agency Repurchase Agreements* 5.1%
BANK OF NOVA SCOTIA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $57,680,000, 2.69% - 6.00%, due 08/01/26 - 11/01/45)		0.32%		04/01/16	56,000,498	56,000,000
    7

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BARCLAYS CAPITAL INC
Issued 03/30/16, repurchase date 04/06/16 (Collateralized by U.S. Government Agency Securities valued at $29,150,755, 2.50% - 5.00%, due 12/25/20 - 02/01/46)		0.27%		04/06/16	28,001,470	28,000,000
BNP PARIBAS SA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $341,962,945, 2.13% - 7.50%, due 12/01/17 - 10/01/48)		0.31%		04/01/16	332,002,859	332,000,000
DEUTSCHE BANK SECURITIES INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $185,851,567, 0.00% - 5.88%, due 08/28/17 - 09/15/65)		0.32%		04/01/16	180,001,600	180,000,000
GOLDMAN SACHS & CO
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $4,080,000, 3.00% - 3.50%, due 05/01/28 - 05/01/42)		0.30%		04/01/16	4,000,033	4,000,000
Issued 03/30/16, repurchase date 04/06/16 (Collateralized by U.S. Government Agency Securities valued at $73,440,000, 2.49% - 5.00%, due 07/01/24 - 09/01/43)		0.29%		04/06/16	72,004,060	72,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $27,810,000, 2.50%, due 02/01/30)		0.30%		04/01/16	27,000,225	27,000,000
MIZUHO SECURITIES USA INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $59,740,001, 4.00%, due 11/01/45 - 03/01/46)		0.32%		04/01/16	58,000,516	58,000,000
WELLS FARGO BANK NA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $385,843,537, 3.00% - 3.50%, due 07/01/35 - 11/01/45)		0.33%		04/01/16	371,003,401	371,000,000
WELLS FARGO SECURITIES LLC
Issued 03/29/16, repurchase date 04/05/16 (Collateralized by U.S. Government Agency Securities valued at $40,562,682, 3.50%, due 02/01/46)		0.34%		04/05/16	39,002,578	39,000,000
Issued 03/31/16, repurchase date 04/07/16 (Collateralized by U.S. Government Agency Securities valued at $43,682,889, 3.50%, due 02/01/46)		0.34%		04/07/16	42,002,777	42,000,000
						1,209,000,000
Treasury Repurchase Agreements 14.9%
BANK OF MONTREAL
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $41,820,398, 1.38% - 2.13%, due 08/31/17 - 08/15/21)		0.30%		04/01/16	41,000,342	41,000,000
BANK OF NOVA SCOTIA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $115,260,087, 0.13% - 3.25%, due 03/31/17 - 07/15/22)		0.30%		04/01/16	113,000,942	113,000,000
BARCLAYS CAPITAL INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $111,026,488, 0.63% - 4.63%, due 07/31/16 - 11/30/20)		0.30%		04/01/16	108,850,315	108,849,408
8

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 03/29/16, repurchase date 04/05/16 (Collateralized by U.S. Treasury Securities valued at $64,260,082, 0.50% - 3.75%, due 07/31/16 - 03/31/22)		0.30%		04/05/16	63,003,675	63,000,000
BNP PARIBAS SA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $45,900,415, 1.88% - 4.25%, due 10/31/17 - 05/15/39)		0.30%		04/01/16	45,000,375	45,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $3,033,021,135, 1.75% - 4.50%, due 10/31/18 - 08/15/39)		0.25%		04/01/16	3,033,021,063	3,033,000,000
JP MORGAN SECURITIES LLC
Issued 03/31/16, repurchase date 04/07/16 (Collateralized by U.S. Treasury Securities valued at $25,500,066, 2.00% - 2.25%, due 07/31/20 - 11/15/24)		0.31%		04/07/16	25,001,507	25,000,000
WELLS FARGO BANK NA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $73,440,724, 1.50%, due 11/30/19)		0.31%		04/01/16	72,000,620	72,000,000
						3,500,849,408
Other Repurchase Agreements** 5.0%
BNP PARIBAS SECURITIES CORP.
Issued 03/29/16, repurchase date 04/05/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $14,950,000, 1.89% - 4.74%, due 07/25/23 - 06/25/37)		0.48%		04/05/16	13,001,213	13,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 03/30/16, repurchase date 04/06/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $74,751,228, 0.62% - 7.65%, due 05/15/24 - 07/25/37)		0.62%		04/06/16	65,007,836	65,000,000
Issued 03/09/16, repurchase date 09/06/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $373,753,997, 0.08% - 8.00%, due 03/15/17 - 05/10/63)	c	1.25%		07/05/16	326,331,597	325,000,000
JP MORGAN SECURITIES LLC
Issued 03/03/16, repurchase date 08/30/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $115,096,815, 0.91% - 8.00%, due 06/09/16 - 01/01/99)	c	1.08%		06/29/16	100,354,000	100,000,000
Issued 03/22/16, repurchase date 09/19/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $175,998,042, 0.89% - 7.00%, due 05/12/16 - 01/01/99)	c	1.08%		06/29/16	153,454,410	153,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/10/16, repurchase date 06/08/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $212,750,001, 0.00% - 1.93%, due 10/25/37 - 03/25/58)	c	0.96%		05/05/16	185,276,267	185,000,000
WELLS FARGO SECURITIES LLC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $64,401,533, 1.30% - 9.63%, due 02/06/17 - 06/15/25)		0.40%		04/01/16	56,000,622	56,000,000
    9

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 03/30/16, repurchase date 04/06/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $186,319,925, 0.64% - 6.00%, due 02/25/35 - 09/17/57)		0.55%		04/06/16	162,017,325	162,000,000
Issued 03/31/16, repurchase date 04/07/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $52,905,658, 0.00% - 6.52%, due 10/20/25 - 08/27/51)		0.55%		04/07/16	46,004,919	46,000,000
Issued 02/11/16, repurchase date 08/09/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $70,535,825, 0.00% - 5.42%, due 07/17/25 - 06/26/45)	c	1.10%		07/05/16	61,270,264	61,000,000
						1,166,000,000
Total Repurchase Agreements
(Cost $5,875,849,408)						5,875,849,408

End of Investments.

At 03/31/16, the tax basis cost of the fund's investments was $23,571,908,275.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,832,240,090 or 16.3% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $824,000,000 or 3.5% of net assets.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange-traded fund
FACS —	Facilities
HSG —	Housing
LOC —	Letter of credit
MULTI FAM —	Multi-family
REV —	Revenue
VRDN —	Variable rate demand note
10

Schwab Advisor Cash Reserves
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2016, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
11

Schwab Advisor Cash Reserves
Notes to Portfolio Holdings (continued)
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2016. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG47712MAR16
12

The Charles Schwab Family of Funds
Schwab Government Money Fund™
Portfolio Holdings  as of March 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
53.8%	Fixed-Rate Obligations	12,843,168,775	12,843,168,775
16.9%	Variable-Rate Obligations	4,036,506,041	4,036,506,041
30.5%	Repurchase Agreements	7,285,304,169	7,285,304,169
101.2%	Total Investments	24,164,978,985	24,164,978,985
(1.2%)	Other Assets and Liabilities, Net		(295,614,817)
100.0%	Net Assets		23,869,364,168

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 53.8% of net assets
Government Agency Debt 50.9%
FEDERAL HOME LOAN BANKS		0.19%		04/01/16	200,000,000	200,000,000
		0.33%		04/01/16	140,000,000	140,000,000
		0.24%		04/04/16	150,000,000	149,997,000
		0.34%		04/06/16	150,000,000	149,992,917
		0.34%		04/08/16	132,000,000	132,001,645
		0.19%		04/11/16	192,580,000	192,569,836
		0.36%		04/11/16	10,000,000	9,999,000
		0.24%		04/13/16	65,000,000	64,994,800
		0.36%		04/13/16	20,600,000	20,597,528
		0.24%		04/15/16	100,000,000	99,990,667
		0.25%		04/15/16	186,700,000	186,682,212
		0.33%		04/15/16	75,000,000	74,990,375
		0.35%		04/18/16	150,000,000	149,975,208
		0.38%		04/22/16	350,000,000	349,922,825
		0.39%		04/22/16	162,450,000	162,413,043
		0.34%		04/26/16	150,000,000	149,964,583
		0.40%		04/27/16	226,500,000	226,435,057
		0.40%		05/06/16	236,225,000	236,133,621
		0.37%		05/11/16	147,455,000	147,395,199
		0.40%		05/11/16	100,000,000	99,956,111
		0.30%		05/13/16	80,380,000	80,351,867
		0.33%		05/13/16	200,000,000	199,924,167
		0.37%		05/13/16	222,080,000	221,984,513
		0.40%		05/13/16	54,300,000	54,274,660
		0.30%		05/16/16	100,000,000	99,962,500
		0.37%		05/16/16	100,000,000	99,953,750
		0.39%		05/16/16	96,587,000	96,539,914
		0.40%		05/16/16	52,566,000	52,539,717
		0.30%		05/17/16	250,000,000	249,904,167
		0.40%		05/17/16	82,000,000	81,958,089
		0.24%		05/18/16	200,000,000	199,991,251
		0.30%		05/18/16	100,000,000	99,960,833
    1

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.33%		05/18/16	1,764,000	1,763,240
		0.38%		05/18/16	59,800,000	59,770,723
		0.30%		05/19/16	200,000,000	199,920,000
		0.29%		05/25/16	75,982,000	75,948,948
		0.31%		05/25/16	390,000,000	389,821,575
		0.40%		05/25/16	415,110,000	414,860,934
		0.36%		05/26/16	125,000,000	124,931,250
		0.37%		05/26/16	300,000,000	299,830,799
		0.39%		05/26/16	199,000,000	198,881,429
		0.31%		05/27/16	250,000,000	249,881,389
		0.32%		05/27/16	2,000,000	1,999,020
		0.36%		05/31/16	25,000,000	24,985,000
		0.39%		05/31/16	50,000,000	49,967,500
		0.34%		06/01/16	1,101,000	1,100,366
		0.39%		06/01/16	41,000,000	40,973,253
		0.40%		06/01/16	538,000,000	537,639,914
		0.39%		06/10/16	461,100,000	460,750,332
		0.50%		06/20/16	99,000,000	98,890,000
		0.40%		06/24/16	100,000,000	99,906,667
		0.33%		06/29/16	79,284,000	79,219,317
		0.36%		06/29/16	250,000,000	249,778,118
		0.39%		06/30/16	180,000,000	179,824,500
		0.42%		07/05/16	51,610,000	51,553,480
		0.40%		07/08/16	100,000,000	99,995,748
		0.37%		07/12/16	6,000,000	5,993,710
		0.40%		07/25/16	500,000,000	499,361,111
		0.41%		07/27/16	11,100,000	11,085,209
		0.37%		07/29/16	80,000,000	79,902,156
		0.43%		08/12/16	155,500,000	155,500,000
		0.46%		08/18/16	248,000,000	247,980,841
		0.47%		08/22/16	150,000,000	149,990,986
		0.51%		08/25/16	150,000,000	149,996,599
		0.48%		08/26/16	50,300,000	50,201,412
		0.51%		09/09/16	75,000,000	75,000,000
		0.52%		09/09/16	150,000,000	149,985,748
		0.58%		09/14/16	90,000,000	89,759,300
		0.54%		09/21/16	200,000,000	199,979,165
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.45%		04/11/16	100,000,000	99,987,500
		0.50%		05/03/16	100,000,000	99,955,556
		0.40%		06/17/16	250,000,000	249,786,111
		0.37%		06/20/16	300,000,000	299,756,667
		0.39%		06/27/16	249,000,000	248,765,317
		0.40%		07/13/16	11,500,000	11,486,839
		0.45%		08/02/16	4,000,000	3,993,850
		0.88%		10/14/16	25,000,000	25,043,024
		0.50%		01/27/17	129,800,000	129,628,597
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.40%		05/04/16	21,000,000	20,992,300
		0.35%		06/02/16	100,000,000	99,939,722
		0.39%		06/13/16	150,000,000	149,881,375
		0.40%		07/18/16	149,000,000	148,821,200
		0.40%		07/19/16	99,000,000	98,880,100
		0.41%		07/25/16	100,000,000	99,870,625
		1.38%		11/15/16	35,250,000	35,424,491
						12,160,500,068
Treasury Debt 2.9%
UNITED STATES TREASURY		0.38%		04/30/16	25,000,000	25,002,365
		1.75%		05/31/16	50,000,000	50,116,139
		3.25%		06/30/16	130,000,000	130,912,713
		1.50%		06/30/16	105,000,000	105,283,779
2

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		3.25%		07/31/16	250,000,000	252,332,078
		0.50%		07/31/16	119,000,000	119,021,633
						682,668,707
Total Fixed-Rate Obligations
(Cost $12,843,168,775)						12,843,168,775

Variable-Rate Obligations 16.9% of net assets
Government Agency Debt 14.7%
FEDERAL FARM CREDIT BANKS FUNDING CORP		0.46%	04/26/16	07/26/17	35,000,000	34,995,258
		0.46%	04/28/16	08/28/17	150,000,000	149,967,779
		0.50%	04/06/16	11/06/17	135,000,000	134,956,243
FEDERAL HOME LOAN BANKS		0.50%		05/13/16	200,000,000	199,996,412
		0.39%	04/18/16	05/18/16	150,000,000	150,000,000
		0.37%	04/22/16	07/22/16	150,000,000	150,000,000
		0.41%	04/08/16	09/08/16	150,000,000	150,000,000
		0.53%	04/18/16	01/18/17	250,000,000	250,000,000
		0.49%	05/10/16	02/10/17	100,000,000	99,986,305
		0.48%	05/17/16	02/17/17	100,000,000	99,985,964
		0.44%	04/17/16	03/17/17	100,000,000	99,985,284
		0.55%	06/21/16	03/21/17	250,000,000	250,000,000
		0.55%	07/04/16	04/04/17	100,000,000	100,000,000
		0.51%	05/05/16	04/05/17	200,000,000	200,000,000
		0.43%	04/18/16	08/18/17	150,000,000	150,000,000
		0.54%	04/13/16	10/13/17	100,000,000	100,000,000
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.39%	04/24/16	08/24/16	35,000,000	35,000,000
		0.43%	04/16/16	09/16/16	150,000,000	150,000,000
		0.51%	05/14/16	11/14/16	200,000,000	199,996,411
		0.43%	04/12/16	12/12/16	100,000,000	99,989,346
		0.44%	04/13/16	01/13/17	175,000,000	174,986,057
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.44%	04/25/16	07/25/16	125,000,000	125,016,569
		0.51%	04/21/16	10/21/16	125,000,000	124,993,340
		0.45%	04/08/16	09/08/17	125,000,000	124,981,838
		0.45%	04/05/16	10/05/17	150,000,000	149,966,743
						3,504,803,549
Treasury Debt 2.2%
UNITED STATES TREASURY		0.37%	04/01/16	07/31/16	95,000,000	95,000,000
		0.35%	04/01/16	10/31/16	20,000,000	19,995,775
		0.38%	04/01/16	01/31/17	231,780,000	231,796,986
		0.37%	04/01/16	04/30/17	45,000,000	44,990,896
		0.38%	04/01/16	07/31/17	140,000,000	139,918,835
						531,702,492
Total Variable-Rate Obligations
(Cost $4,036,506,041)						4,036,506,041
    3

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 30.5% of net assets
Government Agency Repurchase Agreements* 8.8%
BANK OF NOVA SCOTIA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $59,740,000, 2.50% - 4.50%, due 09/01/27 - 05/01/44)		0.32%		04/01/16	58,000,516	58,000,000
BARCLAYS CAPITAL INC
Issued 03/30/16, repurchase date 04/06/16 (Collateralized by U.S. Government Agency Securities valued at $260,792,617, 1.09% - 9.50%, due 05/01/18 - 12/20/65)		0.27%		04/06/16	250,013,125	250,000,000
BNP PARIBAS SA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $350,542,552, 1.11% - 7.00%, due 11/01/17 - 02/20/46)		0.31%		04/01/16	340,002,928	340,000,000
DEUTSCHE BANK SECURITIES INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $174,198,548, 0.00% - 4.50%, due 03/30/17 - 02/01/45)		0.32%		04/01/16	168,001,493	168,000,000
GOLDMAN SACHS & CO
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $4,080,000, 3.00% - 3.50%, due 05/01/28 - 09/01/45)		0.30%		04/01/16	4,000,033	4,000,000
Issued 03/30/16, repurchase date 04/06/16 (Collateralized by U.S. Government Agency Securities valued at $158,100,000, 1.89% - 6.00%, due 06/01/25 - 10/01/45)		0.29%		04/06/16	155,008,740	155,000,000
JP MORGAN SECURITIES LLC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $206,000,000, 2.00% - 4.50%, due 04/01/32 - 04/15/49)		0.32%		04/01/16	200,001,778	200,000,000
Issued 03/29/16, repurchase date 04/05/16 (Collateralized by U.S. Government Agency Securities valued at $154,502,747, 2.75% - 4.50%, due 07/01/26 - 02/01/43)		0.32%		04/05/16	150,009,333	150,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $28,840,001, 2.50%, due 02/01/30)		0.30%		04/01/16	28,000,233	28,000,000
Issued 03/31/16, repurchase date 04/07/16 (Collateralized by U.S. Government Agency Securities valued at $206,000,000, 2.50%, due 02/01/30)		0.31%		04/07/16	200,012,056	200,000,000
MIZUHO SECURITIES USA INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $117,420,001, 4.00%, due 04/01/45 - 12/01/45)		0.32%		04/01/16	114,001,013	114,000,000
WELLS FARGO BANK NA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $397,283,642, 3.00% - 3.50%, due 03/01/42 - 03/01/43)		0.33%		04/01/16	382,003,502	382,000,000
WELLS FARGO SECURITIES LLC
Issued 03/29/16, repurchase date 04/05/16 (Collateralized by U.S. Government Agency Securities valued at $52,003,438, 3.50%, due 02/01/46)		0.34%		04/05/16	50,003,306	50,000,000
						2,099,000,000
4

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Treasury Repurchase Agreements 21.7%
BANK OF MONTREAL
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $42,840,460, 2.13% - 3.13%, due 01/15/25 - 02/15/43)		0.30%		04/01/16	42,000,350	42,000,000
BANK OF NOVA SCOTIA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $118,320,028, 0.50% - 3.38%, due 07/15/16 - 05/15/45)		0.30%		04/01/16	116,000,967	116,000,000
BARCLAYS CAPITAL INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $144,130,255, 0.25% - 8.00%, due 04/15/16 - 02/15/23)		0.30%		04/01/16	141,305,347	141,304,169
Issued 03/29/16, repurchase date 04/05/16 (Collateralized by U.S. Treasury Securities valued at $606,900,050, 0.38% - 4.50%, due 04/30/16 - 11/15/41)		0.30%		04/05/16	595,034,708	595,000,000
BNP PARIBAS SA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $46,920,419, 1.25% - 3.38%, due 12/31/17 - 04/15/32)		0.30%		04/01/16	46,000,383	46,000,000
DEUTSCHE BANK SECURITIES INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $17,340,098, 0.00%, due 03/30/17)		0.32%		04/01/16	17,000,151	17,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $3,930,027,302, 1.00% - 4.50%, due 02/28/19 - 08/15/39)		0.25%		04/01/16	3,930,027,292	3,930,000,000
JP MORGAN SECURITIES LLC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $79,560,067, 2.00% - 2.50%, due 07/31/20 - 05/15/24)		0.30%		04/01/16	78,000,650	78,000,000
Issued 03/31/16, repurchase date 04/07/16 (Collateralized by U.S. Treasury Securities valued at $149,940,103, 2.00% - 3.25%, due 12/31/16 - 11/15/24)		0.31%		04/07/16	147,008,861	147,000,000
WELLS FARGO BANK NA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $75,480,730, 1.50%, due 11/30/19)		0.31%		04/01/16	74,000,637	74,000,000
						5,186,304,169
Total Repurchase Agreements
(Cost $7,285,304,169)						7,285,304,169

End of Investments.

At 03/31/16, the tax basis cost of the fund's investments was $24,164,978,985.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
    5

The Charles Schwab Family of Funds
Schwab U.S. Treasury Money Fund™
Portfolio Holdings  as of March 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
89.2%	Fixed-Rate Obligations	18,237,328,942	18,237,328,942
10.6%	Variable-Rate Obligations	2,160,985,425	2,160,985,425
99.8%	Total Investments	20,398,314,367	20,398,314,367
0.2%	Other Assets and Liabilities, Net		48,087,630
100.0%	Net Assets		20,446,401,997

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 89.2% of net assets
Treasury Debt 89.2%
UNITED STATES TREASURY		0.26%		04/07/16	921,935,000	921,895,211
		0.26%		04/14/16	350,000	349,967,455
		0.28%		04/14/16	1,400,000	1,399,857,939
		0.25%		04/15/16	110,000,000	110,000,000
		0.25%		04/21/16	9,193,000	9,191,710
		0.26%		04/21/16	3,000,000	2,999,572
		0.27%		04/21/16	2,650,000,000	2,649,604,806
		0.21%		04/28/16	1,750,000,000	1,749,727,394
		0.30%		04/28/16	892,883,000	892,682,101
		0.38%		04/30/16	579,000,000	579,027,197
		2.00%		04/30/16	704,000,000	704,943,184
		2.63%		04/30/16	685,000,000	686,231,641
		0.26%		05/05/16	17,004,000	16,999,825
		0.31%		05/05/16	66,661,000	66,641,420
		0.33%		05/05/16	5,526,000	5,524,293
		0.34%		05/05/16	150,000,000	149,952,542
		0.28%		05/12/16	350,000,000	349,888,389
		0.25%		05/15/16	67,000,000	66,990,620
		5.13%		05/15/16	375,000,000	377,140,588
		0.29%		05/19/16	43,162,000	43,145,311
		0.30%		05/19/16	10,000,000	9,996,053
		0.34%		05/19/16	18,560,000	18,551,697
		0.38%		05/31/16	112,000,000	112,025,820
		1.75%		05/31/16	1,319,000,000	1,322,087,214
		3.25%		05/31/16	765,000,000	768,686,440
		0.50%		06/15/16	150,000,000	150,080,952
		0.36%		06/23/16	625,000,000	624,488,455
		1.50%		06/30/16	285,000,000	285,785,004
		3.25%		06/30/16	337,000,000	339,332,702
		0.63%		07/15/16	45,000,000	45,017,861
		0.50%		07/31/16	345,000,000	345,060,777
		1.50%		07/31/16	145,000,000	145,520,527
		3.25%		07/31/16	234,000,000	236,182,825
    1

Schwab U.S. Treasury Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.41%		08/11/16	55,000,000	54,917,115
		0.63%		08/15/16	64,000,000	64,052,597
		1.00%		08/31/16	723,000,000	724,387,275
		3.00%		08/31/16	45,000,000	45,475,438
		0.45%		09/15/16	250,000,000	249,483,924
		0.46%		09/29/16	290,000,000	289,336,459
		1.00%		09/30/16	345,000,000	345,951,607
		0.63%		10/15/16	186,000,000	186,143,852
		1.00%		10/31/16	330,000,000	330,876,496
		0.63%		11/15/16	105,000,000	105,008,961
		0.88%		11/30/16	235,000,000	235,491,295
		2.75%		11/30/16	70,000,000	70,976,398
Total Fixed-Rate Obligations
(Cost $18,237,328,942)						18,237,328,942

Variable-Rate Obligations 10.6% of net assets
Treasury Debt 10.6%
UNITED STATES TREASURY		0.37%	04/01/16	04/30/16	95,000,000	95,000,115
		0.37%	04/01/16	07/31/16	200,000,000	200,006,902
		0.35%	04/01/16	10/31/16	776,000,000	775,983,021
		0.38%	04/01/16	01/31/17	561,000,000	561,128,272
		0.37%	04/01/16	04/30/17	89,000,000	88,981,999
		0.38%	04/01/16	07/31/17	440,000,000	439,885,116
Total Variable-Rate Obligations
(Cost $2,160,985,425)						2,160,985,425

End of Investments.

At 03/31/16, the tax basis cost of the fund's investments was $20,398,314,367.
2

The Charles Schwab Family of Funds
Schwab Treasury Obligations Money Fund™
Portfolio Holdings  as of March 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
41.3%	Fixed-Rate Obligations	507,313,205	507,313,205
7.1%	Variable-Rate Obligations	87,212,381	87,212,381
51.4%	Repurchase Agreements	631,707,348	631,707,348
99.8%	Total Investments	1,226,232,934	1,226,232,934
0.2%	Other Assets and Liabilities, Net		2,535,712
100.0%	Net Assets		1,228,768,646

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 41.3% of net assets
Treasury Debt 41.3%
UNITED STATES TREASURY		0.25%		04/15/16	15,000,000	14,999,802
		0.38%		04/30/16	5,000,000	5,000,473
		2.00%		04/30/16	10,000,000	10,013,509
		2.63%		04/30/16	40,000,000	40,072,256
		0.25%		05/15/16	5,000,000	4,999,300
		5.13%		05/15/16	25,000,000	25,142,706
		0.38%		05/31/16	10,000,000	9,997,037
		1.75%		05/31/16	50,000,000	50,115,389
		3.25%		05/31/16	45,000,000	45,217,307
		0.34%		06/09/16	15,000,000	14,990,211
		1.50%		06/30/16	10,000,000	10,027,027
		3.25%		06/30/16	32,000,000	32,220,964
		0.63%		07/15/16	5,000,000	5,001,985
		0.50%		07/31/16	35,000,000	35,006,147
		3.25%		07/31/16	15,000,000	15,139,925
		0.38%		08/11/16	40,000,000	39,944,193
		0.41%		08/11/16	5,000,000	4,992,465
		0.63%		08/15/16	5,000,000	5,004,109
		1.00%		08/31/16	45,000,000	45,086,308
		3.00%		08/31/16	5,000,000	5,052,826
		0.44%		09/15/16	10,000,000	9,979,589
		1.00%		09/30/16	19,000,000	19,052,407
		1.00%		10/31/16	28,000,000	28,074,838
		0.63%		11/15/16	6,000,000	6,000,512
		0.88%		11/30/16	15,000,000	15,031,359
		2.75%		11/30/16	11,000,000	11,150,561
Total Fixed-Rate Obligations
(Cost $507,313,205)						507,313,205

    1

Schwab Treasury Obligations Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 7.1% of net assets
Treasury Debt 7.1%
UNITED STATES TREASURY		0.37%	04/01/16	04/30/16	5,000,000	5,000,006
		0.37%	04/01/16	07/31/16	12,221,000	12,220,966
		0.35%	04/01/16	10/31/16	10,000,000	10,000,175
		0.38%	04/01/16	01/31/17	30,000,000	30,003,504
		0.37%	04/01/16	04/30/17	10,000,000	9,997,977
		0.38%	04/01/16	07/31/17	20,000,000	19,989,753
Total Variable-Rate Obligations
(Cost $87,212,381)						87,212,381
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 51.4% of net assets
Treasury Repurchase Agreements 51.4%
BARCLAYS CAPITAL INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $55,801,511, 0.00% - 2.75%, due 01/05/17 - 08/15/24)		0.30%		04/01/16	54,707,804	54,707,348
Issued 03/29/16, repurchase date 04/05/16 (Collateralized by U.S. Treasury Securities valued at $127,500,092, 0.75% - 5.25%, due 08/31/16 - 08/15/44)		0.30%		04/05/16	125,007,292	125,000,000
BNP PARIBAS SA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $124,441,071, 1.75% - 2.00%, due 09/30/22 - 08/15/25)		0.30%		04/01/16	122,001,017	122,000,000
DEUTSCHE BANK SECURITIES INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $124,440,063, 1.13%, due 02/28/21)		0.32%		04/01/16	122,001,084	122,000,000
JP MORGAN SECURITIES LLC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $113,220,035, 2.00%, due 07/31/20)		0.30%		04/01/16	111,000,925	111,000,000
Issued 03/31/16, repurchase date 04/07/16 (Collateralized by U.S. Treasury Securities valued at $5,100,012, 2.00% - 2.50%, due 07/31/20 - 05/15/24)		0.31%		04/07/16	5,000,301	5,000,000
WELLS FARGO BANK NA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $93,840,886, 1.50%, due 11/30/19)		0.31%		04/01/16	92,000,792	92,000,000
Total Repurchase Agreements
(Cost $631,707,348)						631,707,348

End of Investments.

At 03/31/16, the tax basis cost of the fund's investments was $1,226,232,934.
2

The Charles Schwab Family of Funds
Schwab Value Advantage Money Fund®
Portfolio Holdings  as of March 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
60.5%	Fixed-Rate Obligations	6,850,007,721	6,850,007,721
13.5%	Variable-Rate Obligations	1,531,104,412	1,531,104,412
26.8%	Repurchase Agreements	3,043,388,036	3,043,388,036
100.8%	Total Investments	11,424,500,169	11,424,500,169
(0.8%)	Other Assets and Liabilities, Net		(96,035,590)
100.0%	Net Assets		11,328,464,579

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 60.5% of net assets
Asset-Backed Commercial Paper 10.7%
BARTON CAPITAL SA	a,b	0.62%		05/18/16	12,000,000	11,990,287
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.66%		05/02/16	31,000,000	30,982,382
	a,b	0.64%		05/04/16	1,000,000	999,413
CAFCO LLC	a,b	0.57%		06/02/16	8,000,000	7,992,147
	a,b	0.58%		06/21/16	70,000,000	69,908,650
CHARTA LLC	a,b	0.57%		06/07/16	7,000,000	6,992,574
	a,b	0.59%		06/16/16	45,000,000	44,943,950
	a,b	0.85%		09/26/16	30,000,000	29,873,917
CIESCO LLC	a,b	0.57%		05/18/16	2,000,000	1,998,512
	a,b	0.58%		06/14/16	15,000,000	14,982,117
	a,b	0.59%		06/16/16	50,000,000	49,937,722
	a,b	0.58%		06/30/16	20,000,000	19,971,000
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	0.50%		04/20/16	20,000,000	19,994,722
CRC FUNDING LLC	a,b	0.65%		06/07/16	30,000,000	29,963,708
	a,b	0.58%		06/21/16	41,000,000	40,946,495
FAIRWAY FINANCE CO LLC	a,b	0.30%		04/01/16	10,000,000	10,000,000
GOTHAM FUNDING CORP	a,b	0.50%		04/06/16	25,000,000	24,998,264
METLIFE SHORT TERM FUNDING LLC	a,b	0.42%		04/05/16	1,250,000	1,249,942
	a,b	0.56%		06/13/16	147,434,000	147,266,580
	a,b	0.56%		06/27/16	18,000,000	17,975,640
	a,b	0.55%		07/01/16	2,000,000	1,997,219
    1

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.44%		04/19/16	25,000,000	24,994,500
	a,b	0.47%		05/18/16	23,735,000	23,720,436
	a,b	0.50%		05/23/16	32,000,000	31,976,889
	a,b	0.55%		06/07/16	50,000,000	49,948,819
OLD LINE FUNDING LLC	a,b	0.47%		04/20/16	97,250,000	97,225,877
	a,b	0.47%		04/25/16	50,000,000	49,984,333
	a,b	0.48%		04/25/16	30,000,000	29,990,400
	a,b	0.00%		08/02/16	48,000,000	47,891,760
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.64%		06/07/16	48,000,000	47,942,827
	a,b	0.63%		06/28/16	26,000,000	25,959,960
SHEFFIELD RECEIVABLES CORP	a,b	0.74%		05/09/16	77,000,000	76,939,854
	a,b	0.75%		05/18/16	1,000,000	999,021
STARBIRD FUNDING CORP	a,b	0.69%		07/01/16	32,000,000	31,944,187
THUNDER BAY FUNDING LLC	a,b	0.67%		07/14/16	51,000,000	50,901,286
	a,b	0.85%		07/19/16	23,000,000	22,940,807
VERSAILLES COMMERCIAL PAPER LLC	a,b	0.60%		05/09/16	9,000,000	8,994,300
						1,207,320,497
Financial Company Commercial Paper 11.0%
ABN AMRO FUNDING USA LLC	b	0.60%		07/06/16	15,000,000	14,976,000
BANK OF NOVA SCOTIA	b	0.50%		05/09/16	88,700,000	88,653,186
	b	0.50%		05/12/16	68,000,000	67,961,278
	b	0.86%		09/15/16	52,000,000	51,792,549
BNP PARIBAS SA	b	0.51%		04/05/16	63,000,000	62,996,430
BPCE SA	b	0.61%		06/09/16	17,000,000	16,980,124
	b	0.67%		07/07/16	41,000,000	40,925,984
DANSKE CORP	b	0.60%		05/06/16	24,000,000	23,986,117
DNB BANK ASA	b	0.58%		06/07/16	91,000,000	90,901,770
ING US FUNDING LLC	a	0.60%		06/24/16	25,000,000	24,965,000
	a	0.00%		07/07/16	60,000,000	59,906,233
	a	0.84%		08/16/16	1,000,000	996,803
JP MORGAN SECURITIES LLC	b	0.85%		08/02/16	125,000,000	124,636,979
	b	0.81%		08/23/16	42,000,000	41,863,920
LLOYDS BANK PLC		0.84%		08/16/16	53,000,000	52,830,577
MACQUARIE BANK LTD	b	0.63%		06/23/16	50,000,000	49,927,375
NATIONWIDE BUILDING SOCIETY	b	0.53%		04/04/16	30,000,000	29,998,675
NORDEA BANK AB	b	0.55%		06/02/16	50,000,000	49,953,069
	b	0.53%		07/05/16	53,000,000	52,925,874
	b	0.66%		07/07/16	10,000,000	9,982,351
NRW BANK	b	0.45%		04/05/16	55,000,000	54,997,250
	b	0.45%		04/25/16	92,000,000	91,972,707
OVERSEA-CHINESE BANKING CORPORATION LIMITED		0.56%		06/27/16	46,000,000	45,937,747
2

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SOCIETE GENERALE SA	b	0.61%		06/09/16	37,000,000	36,956,741
UNITED OVERSEAS BANK LTD	b	0.64%		04/25/16	5,000,000	4,997,867
	b	0.56%		06/07/16	30,000,000	29,968,733
	b	0.63%		08/05/16	23,000,000	22,949,285
						1,244,940,624
Other Commercial Paper 2.0%
COCA-COLA CO	b	0.75%		09/13/16	30,000,000	29,896,875
EXXON MOBIL CORP		0.32%		04/21/16	23,000,000	22,995,911
GENERAL ELECTRIC CO		0.35%		04/01/16	36,000,000	36,000,000
TOTAL CAPITAL CANADA LTD	a,b	0.58%		06/21/16	30,000,000	29,960,850
TOYOTA MOTOR CREDIT CORP		0.45%		04/12/16	32,000,000	31,995,600
		0.45%		04/13/16	23,000,000	22,996,550
		0.61%		07/27/16	50,000,000	49,900,875
						223,746,661
Certificates of Deposit 28.1%
ABBEY NATIONAL TREASURY SERVICES PLC (STAMFORD BRANCH)	a	0.62%		05/09/16	20,000,000	20,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.70%		08/01/16	50,000,000	50,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		0.30%		04/04/16	25,000,000	25,000,000
		0.30%		04/07/16	12,000,000	12,000,000
		0.57%		06/16/16	46,000,000	46,000,000
		0.56%		07/05/16	23,000,000	23,000,000
		0.65%		07/18/16	3,000,000	3,000,000
BANK OF THE WEST		0.65%		05/19/16	36,000,000	36,000,000
		0.65%		05/24/16	6,000,000	6,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.51%		04/25/16	3,000,000	3,000,000
		0.62%		06/16/16	53,000,000	53,000,000
		0.84%		08/18/16	30,000,000	30,000,000
		0.84%		08/19/16	15,000,000	15,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		0.52%		05/09/16	42,000,000	42,000,000
		0.68%		06/14/16	89,000,000	89,000,000
		0.68%		06/30/16	4,000,000	4,000,000
		0.91%		08/11/16	10,000,000	10,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.60%		05/09/16	45,000,000	45,000,000
		0.64%		06/03/16	29,000,000	29,000,000
		0.64%		06/07/16	5,000,000	5,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		0.85%		07/22/16	5,000,000	5,000,000
		0.85%		07/26/16	35,000,000	35,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.54%		06/28/16	200,000,000	200,000,000
		0.85%		09/13/16	15,000,000	15,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.58%		06/07/16	50,000,000	50,000,000
		0.63%		06/23/16	8,000,000	8,000,000
		0.70%		08/04/16	20,000,000	20,000,000
    3

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		0.47%		04/04/16	10,000,000	10,000,000
		0.48%		05/27/16	40,000,000	39,999,939
		0.71%		08/01/16	118,000,000	118,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK(NEW YORK BRANCH)		0.36%		04/07/16	4,000,000	4,000,000
		0.60%		06/20/16	108,000,000	108,000,000
CREDIT AGRICOLE SA (LONDON BRANCH)		0.63%		07/01/16	57,000,000	57,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		0.70%		06/16/16	2,000,000	2,000,000
		0.90%		08/01/16	12,000,000	12,000,000
		0.85%		08/08/16	25,000,000	25,000,000
		1.00%		09/27/16	14,000,000	14,000,000
DANSKE BANK A/S (LONDON BRANCH)		0.62%		06/09/16	30,000,000	30,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (LONDON BRANCH)		0.58%		05/09/16	50,000,000	50,000,000
ING BANK NV (AMSTERDAM BRANCH)		0.54%		05/02/16	88,000,000	88,000,000
LANDESBANK BADEN-WUERTTEMBERG (NEW YORK BRANCH)		0.50%		04/07/16	54,000,000	54,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE(NEW YORK BRANCH)		0.40%		04/08/16	54,000,000	54,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.85%		09/02/16	40,000,000	40,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.71%		06/15/16	12,000,000	12,000,000
		0.62%		06/23/16	24,000,000	24,000,000
		0.65%		06/27/16	35,000,000	35,000,000
		0.73%		07/12/16	49,000,000	49,000,000
		0.83%		07/21/16	29,000,000	29,000,000
		0.85%		08/25/16	85,000,000	85,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.60%		06/07/16	205,000,000	205,000,000
		0.61%		06/07/16	67,000,000	67,000,000
		0.60%		06/09/16	2,000,000	2,000,000
		0.60%		06/21/16	3,000,000	3,000,000
		0.60%		06/28/16	2,000,000	2,000,000
NATIXIS (NEW YORK BRANCH)		0.65%		06/02/16	14,000,000	14,000,000
		0.60%		06/16/16	87,000,000	87,000,000
NORDEA BANK FINLAND PLC (NEW YORK BRANCH)		0.53%		07/05/16	4,000,000	4,000,000
OVERSEA-CHINESE BANKING CORP LTD (NEW YORK BRANCH)		0.56%		05/03/16	14,000,000	14,000,000
		0.49%		05/24/16	25,000,000	25,000,000
		0.58%		06/07/16	54,000,000	54,000,000
SOCIETE GENERALE (NEW YORK BRANCH)		0.61%		06/01/16	40,000,000	40,000,000
STATE STREET BANK AND TRUST COMPANY		0.80%		08/19/16	15,000,000	15,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.50%		04/25/16	15,000,000	15,000,000
		0.61%		06/01/16	36,000,000	36,000,000
		0.61%		06/14/16	27,000,000	27,000,000
		0.61%		06/21/16	51,000,000	51,000,000
		0.62%		07/07/16	6,000,000	6,000,000
4

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.72%		08/02/16	40,000,000	40,000,000
		0.85%		08/25/16	92,000,000	92,000,000
SUMITOMO MITSUI TRUST BANK LIMITED (NEW YORK BRANCH)		0.67%		04/01/16	1,000,000	1,000,000
		0.62%		05/23/16	1,000,000	1,000,000
		0.62%		06/09/16	88,000,000	88,000,000
		0.62%		06/16/16	5,000,000	5,000,000
		0.65%		06/27/16	126,000,000	126,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.57%		06/07/16	81,000,000	81,000,000
		0.65%		07/14/16	44,000,000	44,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.40%		04/01/16	78,000,000	78,000,000
		0.50%		05/20/16	27,000,000	27,000,000
		1.00%		11/07/16	39,000,000	39,000,000
UBS AG (STAMFORD BRANCH)		0.68%		06/13/16	2,000,000	2,000,000
WELLS FARGO BANK NA		0.83%		08/02/16	9,000,000	9,000,000
		0.81%		08/16/16	16,000,000	16,000,000
		0.84%		08/23/16	30,000,000	30,000,000
		0.85%		09/01/16	12,000,000	12,000,000
		0.86%		09/28/16	10,000,000	10,000,000
						3,186,999,939
Other Instruments 8.6%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.37%		04/05/16	120,000,000	120,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.36%		04/05/16	111,000,000	111,000,000
BANK OF NEW YORK MELLON (CAYMAN ISLANDS BRANCH)		0.26%		04/01/16	282,000,000	282,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		0.35%		04/05/16	60,000,000	60,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.26%		04/01/16	132,000,000	132,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.26%		04/01/16	224,000,000	224,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.35%		04/06/16	48,000,000	48,000,000
						977,000,000
Other Note 0.1%
BANK OF AMERICA NA		0.76%		08/11/16	10,000,000	10,000,000
Total Fixed-Rate Obligations
(Cost $6,850,007,721)						6,850,007,721

Variable-Rate Obligations 13.5% of net assets
Financial Company Commercial Paper 2.5%
COMMONWEALTH BANK OF AUSTRALIA	b	0.57%	04/12/16	05/12/16	39,000,000	39,000,000
	b	0.65%	04/08/16	07/08/16	37,000,000	37,000,000
    5

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
HSBC BANK PLC	b	0.66%	04/19/16	07/19/16	90,000,000	89,998,637
	b	0.66%	04/01/16	08/01/16	59,000,000	59,000,000
	b	0.79%	04/04/16	08/04/16	60,000,000	60,000,000
						284,998,637
Certificates of Deposit 8.8%
BANK OF MONTREAL (CHICAGO BRANCH)		0.78%	04/04/16	09/02/16	163,000,000	163,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		0.77%	04/25/16	08/23/16	70,000,000	70,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		0.67%	04/15/16	07/15/16	33,000,000	33,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.67%	04/26/16	05/26/16	61,000,000	61,000,000
CHASE BANK USA NA		0.70%	04/01/16	08/01/16	44,000,000	44,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		0.57%		04/13/16	93,000,000	93,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.71%	04/12/16	08/12/16	100,000,000	100,000,000
UBS AG (STAMFORD BRANCH)		0.81%	04/26/16	09/08/16	50,000,000	50,000,000
WELLS FARGO BANK NA		0.79%	04/12/16	07/12/16	8,000,000	8,000,000
		0.78%	04/26/16	08/26/16	35,000,000	35,000,000
		0.79%	04/29/16	10/03/16	229,000,000	229,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		0.60%	04/01/16	07/01/16	116,000,000	116,000,000
						1,002,000,000
Treasury Debt 1.2%
UNITED STATES TREASURY		0.37%	04/01/16	07/31/16	46,000,000	46,000,000
		0.35%	04/01/16	10/31/16	20,000,000	19,995,775
		0.47%	04/01/16	10/31/17	72,000,000	72,000,000
						137,995,775
Other Notes 0.9%
JPMORGAN CHASE BANK NA		0.78%	04/22/16	10/21/16	50,000,000	50,000,000
WELLS FARGO BANK NA		0.75%	06/15/16	10/14/16	50,000,000	50,000,000
						100,000,000
Variable Rate Demand Notes 0.1%
EMF LLC
SERIES VRDN (LOC: COMERICA BANK)	a	0.52%		04/07/16	4,095,000	4,095,000
GFRE HOLDINGS LLC
GFRE HOLDINGS LLC (LOC: FEDERAL HOME LOAN BANKS)	a	0.43%		04/07/16	2,015,000	2,015,000
						6,110,000
Total Variable-Rate Obligations
(Cost $1,531,104,412)						1,531,104,412
6

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 26.8% of net assets
Government Agency Repurchase Agreements* 5.1%
BANK OF NOVA SCOTIA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $27,810,000, 2.18% - 3.50%, due 07/01/43 - 12/01/45)		0.32%		04/01/16	27,000,240	27,000,000
BARCLAYS CAPITAL INC
Issued 03/30/16, repurchase date 04/06/16 (Collateralized by U.S. Government Agency Securities valued at $13,520,004, 3.01% - 5.50%, due 10/25/24 - 03/01/46)		0.27%		04/06/16	13,000,683	13,000,000
BNP PARIBAS SA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $163,555,749, 1.50% - 6.50%, due 03/31/23 - 02/20/46)		0.31%		04/01/16	159,001,369	159,000,000
DEUTSCHE BANK SECURITIES INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $88,580,265, 0.00% - 1.88%, due 09/18/18 - 09/15/29)		0.32%		04/01/16	86,000,764	86,000,000
GOLDMAN SACHS & CO
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $2,040,000, 4.50%, due 02/01/40)		0.30%		04/01/16	2,000,017	2,000,000
Issued 03/30/16, repurchase date 04/06/16 (Collateralized by U.S. Government Agency Securities valued at $34,680,000, 2.00% - 5.00%, due 06/01/19 - 01/01/46)		0.29%		04/06/16	34,001,917	34,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $13,390,000, 0.98%, due 06/15/42)		0.30%		04/01/16	13,000,108	13,000,000
MIZUHO SECURITIES USA INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $28,840,000, 4.00% - 4.50%, due 11/01/45 - 03/01/46)		0.32%		04/01/16	28,000,249	28,000,000
WELLS FARGO BANK NA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $185,121,697, 3.50%, due 08/01/45 - 10/01/45)		0.33%		04/01/16	178,001,632	178,000,000
WELLS FARGO SECURITIES LLC
Issued 03/29/16, repurchase date 04/05/16 (Collateralized by U.S. Government Agency Securities valued at $18,721,238, 3.50%, due 11/01/30 - 02/01/46)		0.34%		04/05/16	18,001,190	18,000,000
Issued 03/31/16, repurchase date 04/07/16 (Collateralized by U.S. Government Agency Securities valued at $20,801,376, 3.50%, due 02/01/46)		0.34%		04/07/16	20,001,322	20,000,000
						578,000,000
Treasury Repurchase Agreements 16.7%
BANK OF MONTREAL
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $20,400,231, 1.75% - 3.88%, due 05/15/18 - 05/15/24)		0.30%		04/01/16	20,000,167	20,000,000
    7

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BANK OF NOVA SCOTIA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $55,080,064, 0.88% - 3.13%, due 11/30/17 - 08/15/44)		0.30%		04/01/16	54,000,450	54,000,000
BARCLAYS CAPITAL INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $63,635,799, 0.00% - 2.13%, due 06/02/16 - 12/31/22)		0.30%		04/01/16	62,388,556	62,388,036
Issued 03/29/16, repurchase date 04/05/16 (Collateralized by U.S. Treasury Securities valued at $30,600,083, 0.50% - 2.25%, due 07/31/16 - 11/15/25)		0.30%		04/05/16	30,001,750	30,000,000
BNP PARIBAS SA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $21,420,191, 1.38% - 2.00%, due 10/31/19 - 02/15/44)		0.30%		04/01/16	21,000,175	21,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $1,661,011,663, 4.50% - 8.13%, due 05/15/21 - 08/15/39)		0.25%		04/01/16	1,661,011,535	1,661,000,000
JP MORGAN SECURITIES LLC
Issued 03/31/16, repurchase date 04/07/16 (Collateralized by U.S. Treasury Securities valued at $12,240,021, 2.00% - 2.25%, due 07/31/20 - 11/15/24)		0.31%		04/07/16	12,000,723	12,000,000
WELLS FARGO BANK NA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $35,700,336, 1.38% - 1.50%, due 11/30/19 - 10/31/20)		0.31%		04/01/16	35,000,301	35,000,000
						1,895,388,036
Other Repurchase Agreements** 5.0%
BNP PARIBAS SECURITIES CORP.
Issued 03/29/16, repurchase date 04/05/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,862,772, 2.44% - 7.18%, due 03/30/21 - 10/25/44)		0.48%		04/05/16	6,000,560	6,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 03/30/16, repurchase date 04/06/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,500,705, 0.75% - 8.85%, due 12/01/30 - 03/25/37)		0.62%		04/06/16	30,003,617	30,000,000
Issued 03/09/16, repurchase date 07/05/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $226,550,142, 0.49% - 7.75%, due 07/20/16 - 09/15/57)	c	1.25%		07/05/16	197,807,153	197,000,000
JP MORGAN SECURITIES LLC
Issued 03/22/16, repurchase date 06/29/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $51,764,150, 0.89% - 8.88%, due 12/09/16 - 06/15/68)	c	1.08%		06/29/16	45,133,650	45,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/10/16, repurchase date 05/05/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $144,900,000, 1.93%, due 10/25/37)	c	0.96%		05/05/16	126,188,160	126,000,000
8

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $27,600,437, 2.00% - 7.50%, due 02/06/17 - 09/15/36)		0.40%		04/01/16	24,000,267	24,000,000
Issued 03/30/16, repurchase date 04/06/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $104,661,193, 0.00% - 8.17%, due 09/01/21 - 11/26/57)		0.55%		04/06/16	91,009,732	91,000,000
Issued 03/31/16, repurchase date 04/07/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $24,152,583, 0.00% - 4.86%, due 05/19/31 - 08/27/51)		0.55%		04/07/16	21,002,246	21,000,000
Issued 02/11/16, repurchase date 07/05/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,689,750, 0.00% - 3.97%, due 01/29/25 - 05/25/54)	c	1.10%		07/05/16	30,132,917	30,000,000
						570,000,000
Total Repurchase Agreements
(Cost $3,043,388,036)						3,043,388,036

End of Investments.

At 03/31/16, the tax basis cost of the fund's investments was $11,424,500,169.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,612,481,123 or 23.1% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $398,000,000 or 3.5% of net assets.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange-traded fund
LOC —	Letter of credit
VRDN —	Variable rate demand note
    9

Schwab Taxable Money Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2016, all of the funds' investment securities were classified as Level 2. The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
10

Schwab Taxable Money Funds
Notes to Portfolio Holdings (continued)
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2016. The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG88397MAR16
11

The Charles Schwab Family of Funds
Schwab Municipal Money Fund™
Portfolio Holdings  as of March 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
31.5%	Fixed-Rate Municipal Securities	4,057,032,770	4,057,032,770
67.0%	Variable-Rate Municipal Securities	8,635,704,886	8,635,704,886
98.5%	Total Investments	12,692,737,656	12,692,737,656
1.5%	Other Assets and Liabilities, Net		191,046,586
100.0%	Net Assets		12,883,784,242

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 31.5% of net assets
Alabama 0.7%
ALABAMA ST PUB SCH & COLLEGE AUTH
REV SCHOOL SERIES 2009A		5.00%		05/01/16	9,170,000	9,206,818
REV SCHOOL SERIES 2010-A		5.00%		05/01/16	755,000	757,864
ALABAMA STATE OF
GO SERIES 2010-D		4.00%		06/01/16	500,000	502,965
HUNTSVILLE ALA HEALTH CARE AUTH
REV HOSPITAL		0.05%		04/01/16	27,500,000	27,500,000
REV HOSPITAL		0.06%		05/02/16	22,500,000	22,500,000
REV HOSPITAL		0.07%		05/16/16	10,000,000	10,000,000
REV HOSPITAL		0.12%		06/01/16	15,000,000	15,000,000
						85,467,647
Alaska 0.0%
ALASKA HOUSING FINANCE CORP
REV HOUS SINGL SERIES 2012A		1.15%		06/01/16	1,280,000	1,281,504
REV STATE SERIES 2015B		3.00%		06/01/16	755,000	758,192
NORTH SLOPE BORO ALASKA
GO SERIES 2006A		5.00%		06/30/16	160,000	161,790
GO SERIES 2007A		5.00%		06/30/16	995,000	1,006,264
GO SERIES 2011B		4.00%		06/30/16	375,000	378,244
GO SERIES 2011B		5.00%		06/30/16	1,235,000	1,249,213
						4,835,207

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California 5.7%
CALIFORNIA HEALTH FACS FING AUTH
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2006 E		0.25%		08/02/16	23,435,000	23,435,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2006 E		0.25%		08/03/16	29,000,000	29,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2006 E		0.27%		09/07/16	7,500,000	7,500,000
CALIFORNIA SCH CASH RESERVE PROG AUTH
REV SCHOOL TAX & REV ANTICIPATION NOTE SERIES 2015-16B		2.00%		06/30/16	24,705,000	24,806,644
CALIFORNIA STATEWIDE CMNTYS DEV AUTH
(KAISER PERMANENTE) SERIES 2004 E		0.27%		09/07/16	26,200,000	26,200,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004 E		0.25%		08/04/16	5,000,000	5,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004 K		0.25%		08/02/16	1,400,000	1,400,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004 K		0.29%		09/01/16	20,800,000	20,800,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004I		0.22%		05/02/16	5,000,000	5,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004I		0.11%		05/18/16	2,000,000	2,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004I		0.25%		08/02/16	6,700,000	6,700,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004I		0.25%		08/03/16	15,000,000	15,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004K		0.28%		06/03/16	18,000,000	18,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2008 B		0.21%		05/04/16	24,000,000	24,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2008 B		0.25%		08/04/16	2,000,000	2,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2008 C		0.18%		06/16/16	29,500,000	29,500,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2008B		0.26%		06/02/16	15,000,000	15,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2009 B-2		0.23%		06/08/16	10,000,000	10,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2009 B-3		0.25%		06/01/16	20,000,000	20,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2009 B-5		0.21%		05/05/16	7,250,000	7,250,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2009 B-6		0.25%		08/08/16	31,000,000	31,000,000
REV HOSPITAL (KAISER PERMANENTE) SERIES 2006 D		0.27%		09/08/16	23,000,000	23,000,000
REV HOSPITAL (KAISER PERMANENTE) SERIES 2009A		5.00%		04/01/16	2,430,000	2,430,000
EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
REV WATER & SEWER SERIES A-2 (LIQ: BANK OF AMERICA NA)		0.10%		06/02/16	3,000,000	3,000,000
KERN CNTY CALIF
REV COUNTY TAX & REV ANTICIPATION NOTE SERIES 2015-16		7.00%		06/30/16	16,000,000	16,262,445
LOS ANGELES CALIF
REV CITY TAX & REV ANTICIPATION NOTE SERIES 2015		2.00%		06/30/16	135,000,000	135,557,130
LOS ANGELES CALIF HBR DEPT
REV TRANSPORTATION SERIES 2006B		5.00%		08/01/16	1,500,000	1,523,219
LOS ANGELES CALIF MUN IMPT CORP
REV LEASE REV (LOS ANGELES CALIF) SERIES A-3 (LOC: BANK OF THE WEST)		0.07%		04/20/16	13,000,000	13,000,000
LOS ANGELES CNTY CALIF
REV COUNTY TAX & REV ANTICIPATION NOTE SERIES 2015-16		5.00%		06/30/16	50,000,000	50,577,541
PORT OF OAKLAND
REV TOLLS SERIES D (LOC: JPMORGAN CHASE BANK NA)		0.06%		04/05/16	39,230,000	39,230,000
RIVERSIDE CNTY CALIF
REV COUNTY TAX & REV ANTICIPATION NOTE SERIES 2015-201		2.00%		06/30/16	36,000,000	36,150,904
SAN DIEGO CALIF UNI SCH DIST
REV SCHOOL TAX & REV ANTICIPATION NOTE SERIES 2015-16A		2.00%		06/30/16	25,000,000	25,105,890

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
STATE OF CALIFORNIA
GO		3.00%		08/01/16	25,000,000	25,223,226
GO SERIES A-1 (LOC: WELLS FARGO BANK NA)		0.05%		04/05/16	14,000,000	14,000,000
GO SERIES A-8 (LOC: BANK OF THE WEST)		0.08%		05/18/16	22,000,000	22,000,000
						730,651,999
Colorado 0.2%
COLORADO SPRINGS COLO UTILS
REV WATER & SEWER SERIES A (LOC: BANK OF AMERICA NA)		0.05%		04/05/16	12,500,000	12,500,000
COLORADO STATE OF
REV STATE TAX & REV ANTICIPATION NOTE SERIES 2015A		2.00%		06/29/16	10,000,000	10,041,163
UNIVERSITY OF COLORADO
REV UNIVERSITY SERIES 2009-C		4.00%		06/01/16	100,000	100,588
REV UNIVERSITY SERIES 2012A-1		1.50%		06/01/16	100,000	100,183
REV UNIVERSITY SERIES 2013A		4.00%		06/01/16	415,000	417,514
						23,159,448
Connecticut 0.2%
CONNECTICUT ST HEALTH & EDL FACS A
REV HOSPITAL SERIES J-1 (ESCROW)		5.00%		07/01/16	5,485,000	5,548,307
CONNECTICUT ST HSG FIN AUTH
REV MULTI FAM HOUSING SERIES 2012A		1.30%		11/15/16	100,000	100,485
REV MULTI FAM HOUSING SERIES B-1		0.90%		05/15/16	425,000	425,236
CONNECTICUT STATE OF
GO SERIES 2006 C		4.00%		06/01/16	300,000	301,845
GO SERIES 2006 C (ESCROW)		5.00%		06/01/16	2,000,000	2,015,760
GO SERIES 2006B		4.00%		05/01/16	100,000	100,292
GO SERIES 2007B		5.00%		05/01/16	475,000	476,800
GO SERIES 2010A		5.00%		04/01/16	2,250,000	2,250,000
YALE UNIVERSITY
REV UNIVERSITY SERIES S-2		0.04%		04/06/16	11,700,000	11,700,000
						22,918,725
Delaware 0.0%
DELAWARE ST HEALTH FACS AUTH
REV HEALTHCARE (CHRISTIANA CARE HLTH SVCS) SERIES 2010 C		0.06%		04/08/16	4,000,000	4,000,000
District of Columbia 0.1%
DISTRICT OF COLUMBIA (WASHINGTON DC)
GO SERIES 1998B		6.00%		06/01/16	1,085,000	1,095,002
GO SERIES 2005B		5.25%		06/01/16	2,490,000	2,510,231
GO SERIES 2007 B		5.00%		06/01/16	500,000	503,782
GO SERIES 2007B		5.00%		06/01/16	200,000	201,516
GO SERIES 2007C		5.00%		06/01/16	1,000,000	1,007,657
GO SERIES 2013A		5.00%		06/01/16	5,490,000	5,532,825
						10,851,013
Florida 1.4%
ALACHUA CNTY FLA HEALTH FACS AUTH
REV HEALTHCARE (SHANDS TEACHING HOSPITAL AND CLINICS INC) SERIES 2008 A (LOC: BANK OF AMERICA NA)		0.04%		04/04/16	11,750,000	11,750,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BROWARD CNTY FLA SCH BRD
REV LEASE REV SERIES 2006A (ESCROW)		5.00%		07/01/16	30,130,000	30,479,713
COLLIER CNTY FLA HEALTH FACS AUTH
REV HEALTHCARE (CLEVELAND CLINIC HLTH SYS OBLIG GROUP) SERIES 2003C-1		0.06%		05/17/16	41,905,000	41,905,000
FLORIDA DEPARTMENT OF TRANSPORTATION
GO (FLORIDA STATE OF) SERIES 2009B		5.00%		07/01/16	500,000	505,670
FLORIDA LOC GOVT FIN COMMN
GO SERIES A-1 (LOC: JPMORGAN CHASE BANK NA)		0.05%		04/05/16	2,217,000	2,217,000
GO SERIES A-1&B-1 (LOC: JPMORGAN CHASE BANK NA)		0.10%		05/02/16	3,500,000	3,500,000
FLORIDA ST BRD ED
GO (FLORIDA STATE OF) SERIES 2005G		5.00%		06/01/16	100,000	100,763
GO (FLORIDA STATE OF) SERIES 2006C		5.00%		06/01/16	225,000	226,684
GO (FLORIDA STATE OF) SERIES 2006D		5.00%		06/01/16	410,000	413,204
GO (FLORIDA STATE OF) SERIES 2006E		5.00%		06/01/16	215,000	216,659
GO (FLORIDA STATE OF) SERIES 2007A		5.00%		06/01/16	100,000	100,754
GO (FLORIDA STATE OF) SERIES 2007B		5.00%		06/01/16	280,000	282,150
GO (FLORIDA STATE OF) SERIES 2007C		5.00%		06/01/16	100,000	100,754
GO (FLORIDA STATE OF) SERIES 2008A		5.00%		06/01/16	300,000	302,261
GO (FLORIDA STATE OF) SERIES 2009 D		5.50%		06/01/16	500,000	504,352
GO (FLORIDA STATE OF) SERIES 2009A		5.00%		06/01/16	475,000	478,721
GO (FLORIDA STATE OF) SERIES 2009C		5.00%		06/01/16	300,000	302,337
GO (FLORIDA STATE OF) SERIES 2010 A		5.00%		06/01/16	1,325,000	1,335,725
GO (FLORIDA STATE OF) SERIES 2011A		5.00%		06/01/16	2,015,000	2,031,246
GO (FLORIDA STATE OF) SERIES 2013 B		5.00%		06/01/16	490,000	493,745
GO (FLORIDA STATE OF) SERIES 2014 B		5.00%		06/01/16	500,000	503,857
GO (FLORIDA STATE OF) SERIES 2014 C		4.00%		06/01/16	1,460,000	1,469,243
GO (FLORIDA STATE OF) SERIES 2014A		5.00%		06/01/16	180,000	181,367
GO (FLORIDA STATE OF) SERIES 2015 A		5.00%		06/01/16	9,495,000	9,568,692
GO (FLORIDA STATE OF) SERIES 2015D		5.00%		06/01/16	7,500,000	7,560,124
FLORIDA STATE OF
GO SERIES 2009B		5.00%		06/01/16	155,000	156,170
REV COP SERIES 2015A		5.00%		08/01/16	5,130,000	5,208,096
JEA
REV POWER (JEA FL ELEC SYS REV) SERIES 2012A		5.00%		10/01/16	100,000	102,283
REV POWER (JEA FL ELEC SYS REV) SERIES 2014-A		3.00%		10/01/16	500,000	506,353
REV POWER (JEA FL ELEC SYS REV) SERIES 3 2014A		3.00%		10/01/16	1,775,000	1,798,307
REV POWER (JEA FL ELEC SYS REV) SERIES 3-C-3 (LIQ: ROYAL BANK OF CANADA)		0.13%		06/01/16	17,000,000	17,000,000
ORLANDO FLA UTILS COMMN
REV UTILITY SERIES 2006		5.00%		10/01/16	130,000	132,883
STATE BOARD OF ADMINISTRATION FINANCE CORP
REV SPECIAL TAX SERIES 2010A (ESCROW)		5.00%		07/01/16	8,610,000	8,711,741
SUNSHINE ST GOVERNMENTAL FING COMMN FLA
GO (ORLANDO FLA) SERIES H (LIQ: JPMORGAN CHASE BANK NA)		0.08%		05/10/16	20,408,000	20,408,000
GO (ORLANDO FLA) SERIES H (LIQ: JPMORGAN CHASE BANK NA)		0.08%		05/12/16	10,000,000	10,000,000
						180,553,854

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Georgia 0.1%
ATLANTA GA ARPT REV
REV AIRPORT SERIES D-2 (LOC: BANK OF AMERICA NA)		0.24%		08/01/16	460,000	460,000
REV AIRPORT SERIES D-3 (LOC: BANK OF AMERICA NA)		0.22%		08/01/16	2,223,000	2,223,000
REV AIRPORT SERIES D-4 (LOC: BANK OF AMERICA NA)		0.24%		08/01/16	2,094,000	2,094,000
REV AIRPORT SERIES E1-E4 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.24%		08/01/16	7,094,000	7,094,000
GEORGIA STATE OF
GO SERIES 2008 B		5.00%		07/01/16	200,000	202,308
GO SERIES 2009 I		5.00%		07/01/16	100,000	101,132
GO SERIES 2011 E-2		4.00%		09/01/16	425,000	431,187
						12,605,627
Hawaii 0.1%
HAWAII STATE OF
GO SERIES 2007DJ		4.00%		04/01/16	255,000	255,000
GO SERIES 2008DK		5.00%		05/01/16	805,000	808,125
GO SERIES 2009 DR		5.00%		06/01/16	3,610,000	3,638,195
GO SERIES 2009DQ		5.00%		06/01/16	140,000	141,071
GO SERIES 2009DR		4.00%		06/01/16	100,000	100,588
GO SERIES 2013EK		3.00%		08/01/16	500,000	504,504
HONOLULU HAWAII CITY AND CNTY BRD WTR SUPPLY
REV WATER & SEWER SERIES 2006B (ESCROW)		5.25%		07/01/16	1,250,000	1,264,614
						6,712,097
Idaho 0.0%
IDAHO HEALTH FACILITIES AUTHORITY
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2008B (ESCROW)		5.25%		12/01/16	175,000	180,571
Illinois 0.8%
ILLINOIS EDL FACS AUTH
REV UNIVERSITY SERIES POOL (LOC: NORTHERN TRUST COMPANY (THE))		0.06%		04/05/16	13,655,000	13,655,000
REV UNIVERSITY SERIES POOL (LOC: NORTHERN TRUST COMPANY (THE))		0.07%		04/06/16	25,065,000	25,065,000
REV UNIVERSITY SERIES POOL (LOC: NORTHERN TRUST COMPANY (THE))		0.07%		05/04/16	20,000,000	20,000,000
REV UNIVERSITY SERIES POOL (LOC: NORTHERN TRUST COMPANY (THE))		0.12%		06/01/16	16,423,000	16,423,000
REV UNIVERSITY SERIES POOL (LOC: NORTHERN TRUST COMPANY (THE))		0.10%		06/02/16	15,000,000	15,000,000
ILLINOIS FINANCE AUTHORITY
REV HOSPITAL (UNIVERSITY OF CHICAGO MEDICAL CENTER (BERNARD MITCHELL HOSPITAL)) SERIES 2009A		5.00%		08/15/16	105,000	106,780
ILLINOIS ST TOLL HWY AUTH
REV TOLLS SERIES 2006 A-1 (ESCROW)		5.00%		07/01/16	5,615,000	5,679,252
UNIVERSITY OF ILLINOIS
REV UNIVERSITY SERIES 2006 (ESCROW)		5.00%		04/01/16	7,450,000	7,450,000
						103,379,032

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Indiana 0.2%
CARMEL IND REDEV AUTH
REV LEASE REV (ESCROW)		5.00%		07/01/16	2,000,000	2,023,195
INDIANA HEALTH & EDL FAC FING AUTH
REV HOSPITAL (ASCENSION HEALTH ALLIANCE) SERIES 2006B-8		4.10%		11/03/16	4,580,000	4,678,471
INDIANAPOLIS IND GAS UTIL REV
REV UTILITY SERIES 2001 (LOC: JPMORGAN CHASE BANK NA)		0.25%		05/17/16	19,000,000	19,000,000
						25,701,666
Kansas 0.4%
JOHNSON CNTY KANS UNI SCH DIST NO 512 SHAWNEE MISSION
GO SERIES 2015A		3.00%		04/01/16	1,000,000	1,000,000
STATE OF KANSAS DEPARTMENT OF TRANSPORTATION
REV TRANSPORTATION SERIES 2009A		5.00%		09/01/16	2,150,000	2,191,836
WYANDOTTE CNTY KANS CITY KANS UNI GOVT
GO GENERAL OBLIGATION NOTE SERIES 2016-I		1.00%		03/01/17	50,000,000	50,150,151
						53,341,987
Louisiana 0.1%
LOUISIANA ST CITIZENS PROPERTY INSURANCE CORP
REV SPECIAL TAX SERIES 2006B (ESCROW)		5.00%		06/01/16	250,000	251,911
LOUISIANA STATE OF
GO SERIES 2006C		5.00%		05/01/16	1,550,000	1,555,941
GO SERIES 2015-A		5.00%		05/01/16	9,575,000	9,611,781
GO SERIES 2015B		5.00%		05/01/16	2,600,000	2,609,987
						14,029,620
Maryland 0.3%
MARYLAND HEALTH AND HIGHER EDUCATIONAL FACILITIES AUTHORITY
REV UNIVERSITY (JOHNS HOPKINS UNIVERSITY) SERIES A		0.13%		06/01/16	12,626,000	12,626,000
REV UNIVERSITY (JOHNS HOPKINS UNIVERSITY) SERIES A&B		0.06%		04/04/16	13,505,000	13,505,000
WASHINGTON SUBN SAN DIST MD
REV WATER & SEWER SERIES 2006		4.25%		06/01/16	100,000	100,649
REV WATER & SEWER SERIES 2009		5.00%		06/01/16	7,555,000	7,614,169
REV WATER & SEWER SERIES 2010A		5.00%		06/01/16	210,000	211,573
REV WATER & SEWER SERIES 2013		5.00%		06/01/16	1,500,000	1,511,645
REV WATER & SEWER SERIES 2014		4.00%		06/01/16	2,525,000	2,540,494
						38,109,530
Massachusetts 1.6%
COMMONWEALTH OF MASSACHUSETTS
GO REVENUE ANTICIPATION NOTE SERIES 2015C		2.00%		06/22/16	21,000,000	21,085,056
GO SERIES 2004B		5.25%		08/01/16	100,000	101,614
GO SERIES 2008 A		5.00%		08/01/16	250,000	253,827
GO SERIES 2014C		3.00%		08/01/16	17,000,000	17,154,308
GO SERIES I (LIQ: TD BANK NA)		0.06%		04/21/16	7,000,000	7,000,000
EASTON MASS
GO BOND ANTICIPATION NOTE		2.00%		08/19/16	1,500,000	1,509,317
GO BOND ANTICIPATION NOTE SERIES 2016		1.50%		08/19/16	2,000,000	2,008,869

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ESSEX MASS NORTH SHORE AGRIC & TECH SCH DIST
GO BOND ANTICIPATION NOTE		1.25%		06/17/16	2,752,694	2,757,475
FRANKLIN MASS
GO BOND ANTICIPATION NOTE		1.50%		05/20/16	2,250,000	2,253,480
HARVARD MASS
GO BOND ANTICIPATION NOTE		2.00%		06/24/16	3,480,000	3,493,535
HAVERHILL MASS
GO BOND ANTICIPATION NOTE		2.00%		09/01/16	4,000,000	4,027,231
HINGHAM MASS
GO BOND ANTICIPATION NOTE		1.50%		05/21/16	2,938,889	2,943,731
HOLBROOK MASS
GO BOND ANTICIPATION NOTE		2.00%		06/03/16	4,000,000	4,010,899
MARBLEHEAD MASS
GO BOND ANTICIPATION NOTE		2.00%		08/05/16	3,000,000	3,017,498
MARSHFIELD MASS
GO BOND ANTICIPATION NOTE		2.00%		07/29/16	11,397,000	11,458,681
MASSACHUSETTS BAY TRANS AUTH SALES TAX
REV SALES TAX		5.50%		07/01/16	150,000	151,904
REV SALES TAX SERIES B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.23%		04/01/16	5,180,000	5,180,000
REV SALES TAX SERIES B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.60%		05/05/16	12,645,000	12,645,000
MASSACHUSETTS SCHOOL BUILDING AUTHORITY
REV SALES TAX SERIES 2009A		4.00%		05/15/16	100,000	100,451
REV SCHOOL SERIES A (LOC: BANK OF AMERICA NA)		0.03%		04/04/16	14,250,000	14,250,000
REV SCHOOL SERIES A (LOC: BANK OF AMERICA NA)		0.10%		05/23/16	12,000,000	12,000,000
REV SCHOOL SERIES C (LOC: BARCLAYS BANK PLC)		0.07%		04/04/16	3,000,000	3,000,000
REV STATE SERIES C (LOC: BARCLAYS BANK PLC)		0.10%		05/03/16	20,000,000	20,000,000
MASSACHUSETTS ST COLLEGE BLDG AUTH
REV UNIVERSITY (COMMONWEALTH OF MASSACHUSETTS) SERIES 2006A (ESCROW)		5.00%		05/01/16	9,310,000	9,345,929
MASSACHUSETTS ST DEV FIN AGY
REV MULTI FAM HOUSING SERIES 2015 (ESCROW)		0.35%		04/01/16	4,920,000	4,920,000
MASSACHUSETTS ST HEALTH & EDL FACS AUTH
REV HEALTHCARE (PARTNERS HEALTHCARE SYSTEM INC) SERIES H-2		0.12%		06/02/16	2,040,000	2,040,000
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES 2010 J-2		5.00%		07/01/16	3,210,000	3,248,832
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES 2010J-2		4.00%		07/01/16	100,000	100,902
MILLIS MASS
GO BOND ANTICIPATION NOTE		2.00%		08/01/16	1,800,000	1,809,548
NEWBURYPORT MASS
GO BOND ANTICIPATION NOTE		2.00%		09/30/16	1,000,000	1,007,970
PLYMOUTH MASS
GO BOND ANTICIPATION NOTE		1.50%		05/04/16	4,000,000	4,004,549
QUINCY MASS
GO BOND ANTICIPATION NOTE		2.00%		07/15/16	2,000,000	2,009,629
GO BOND ANTICIPATION NOTE		2.00%		01/20/17	17,000,000	17,207,884
SALISBURY MASS
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		09/15/16	3,260,000	3,284,810
UNIVERSITY OF MASSACHUSETTS BLDG AUTH
REV UNIVERSITY (UNIVERSITY OF MASSACHUSETTS) SERIES 2008-2		5.00%		05/01/16	525,000	527,020

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WALTHAM MASS
GO BOND ANTICIPATION NOTE		2.00%		06/24/16	5,950,000	5,972,723
WESTBOROUGH MASS
GO BOND ANTICIPATION NOTE		2.00%		08/12/16	2,820,000	2,837,053
						208,719,725
Michigan 0.2%
MICHIGAN ST HOSP FIN AUTH
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2008C		0.06%		04/04/16	4,185,000	4,185,000
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2008C		0.06%		04/05/16	6,000,000	6,000,000
REGENTS OF THE UNIVERSITY OF MICHIGAN
REV UNIVERSITY SERIES J1		0.04%		04/06/16	10,000,000	10,000,000
						20,185,000
Minnesota 0.7%
MINNESOTA STATE OF
GO SERIES 2006 (ESCROW)		5.00%		06/01/16	3,500,000	3,527,282
ROCHESTER MINN
REV HEALTHCARE (MAYO CLINIC) SERIES 2000 A		0.05%		04/05/16	33,600,000	33,600,000
REV HEALTHCARE (MAYO CLINIC) SERIES 2000 A		0.13%		06/02/16	11,000,000	11,000,000
REV HEALTHCARE (MAYO CLINIC) SERIES 2000C (LIQ: WELLS FARGO BANK NA)		0.13%		06/02/16	8,550,000	8,550,000
REV HEALTHCARE (MAYO CLINIC) SERIES 2014		0.13%		06/02/16	29,000,000	29,000,000
						85,677,282
Mississippi 0.0%
MISSISSIPPI DEV BK
REV SPECIAL TAX (MISSISSIPPI DEPARTMENT OF TRANSPORTATION) SERIES 2006 (ESCROW)		5.00%		07/01/16	5,000,000	5,059,384
MISSISSIPPI HSG FIN CORP
REV HOUSING SERIES 1984 (ESCROW)		0.50%		09/15/16	1,000,000	997,684
						6,057,068
Missouri 0.1%
CITY OF ST LOUIS MO
REV CITY TAX & REV ANTICIPATION NOTE SERIES 2015		2.00%		06/01/16	10,000,000	10,027,358
ST LOUIS MO BRD ED
GO SERIES 2006A (ESCROW)		5.00%		04/01/16	5,000,000	5,000,000
						15,027,358
Nevada 0.7%
LAS VEGAS VALLEY NEV WTR DIST
GO SERIES 2015A		2.00%		06/01/16	11,775,000	11,807,872
REV WATER & SEWER (SOUTHERN NEVADA WTR AUTH) SERIES 2004 A (LIQ: JPMORGAN CHASE BANK NA)		0.05%		04/04/16	24,000,000	24,000,000
REV WATER & SEWER (SOUTHERN NEVADA WTR AUTH) SERIES 2004 A (LIQ: JPMORGAN CHASE BANK NA)		0.08%		04/06/16	15,100,000	15,100,000
REV WATER & SEWER (SOUTHERN NEVADA WTR AUTH) SERIES 2004 A (LIQ: JPMORGAN CHASE BANK NA)		0.08%		05/02/16	23,360,000	23,360,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TRUCKEE MEADOWS NEV WTR AUTH
REV WATER & SEWER SERIES A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.16%		05/25/16	5,750,000	5,750,000
REV WATER & SEWER SERIES B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.06%		05/05/16	12,000,000	12,000,000
						92,017,872
New Jersey 2.0%
BRICK TWP N J MUN UTILS AUTH
REV WATER & SEWER (BRICK TWP N J) BOND ANTICIPATION NOTE SERIES 2016A		2.00%		12/01/16	10,000,000	10,089,169
BURLINGTON CNTY N J BRIDGE COMMN POOLED LN REV
REV LEASE REV (BURLINGTON CNTY N J) SERIES 2015B		1.50%		05/17/16	23,000,000	23,035,402
EDISON TWP N J
GO BOND ANTICIPATION NOTE SERIES 2016		2.00%		02/10/17	25,767,129	26,088,014
ELIZABETH N J
GO BOND ANTICIPATION NOTE SERIES 2015		1.25%		04/08/16	9,913,000	9,914,871
ENGLEWOOD N J
GO BOND ANTICIPATION NOTE SERIES 2015A		1.25%		04/08/16	29,100,000	29,105,603
ESSEX CNTY N J
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		09/16/16	25,790,000	25,997,733
HOBOKEN N J
GO BOND ANTICIPATION NOTE SERIES 2016A		2.25%		03/14/17	33,828,443	34,396,662
HUDSON CNTY N J IMPT AUTH
GO (HUDSON CNTY N J) SERIES 2015		2.00%		06/01/16	325,000	325,809
GO (HUDSON CNTY N J) SERIES 2015X-1A		2.00%		07/06/16	1,862,000	1,869,287
GO (HUDSON CNTY N J) SERIES 2015Y-1		1.75%		11/11/16	1,951,000	1,965,859
LIVINGSTON TWP N J
GO BOND ANTICIPATION NOTE		2.00%		01/11/17	1,200,000	1,211,591
GO BOND ANTICIPATION NOTE		2.00%		03/23/17	6,500,000	6,574,188
MARGATE CITY N J
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		07/19/16	1,360,000	1,365,840
MIDDLESEX CNTY N J
GO BOND ANTICIPATION NOTE SERIES 2015		1.25%		06/03/16	3,000,000	3,005,018
NORTH BERGEN TWP N J
GO BOND ANTICIPATION NOTE		1.25%		04/01/16	17,200,000	17,200,000
NUTLEY N J
GO BOND ANTICIPATION NOTE SERIES 2016		2.50%		12/22/16	2,470,000	2,501,848
OCEAN CITY N J
GO BOND ANTICIPATION NOTE SERIES 2015A		2.00%		12/02/16	2,250,000	2,270,947
ROBBINSVILLE N J
GO BOND ANTICIPATION NOTE SERIES 2015A		1.50%		07/29/16	5,158,357	5,177,194
SEA ISLE CITY N J
GO BOND ANTICIPATION NOTE SERIES 2015 A		2.00%		07/21/16	7,000,000	7,031,887
STAFFORD TWP N J
GO BOND ANTICIPATION NOTE		1.50%		05/13/16	6,597,000	6,604,909
UNION CNTY N J
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		06/24/16	4,000,000	4,015,272
WEST MILFORD TWP N J
GO BOND ANTICIPATION NOTE		1.50%		09/23/16	3,000,000	3,014,416
WEST WINDSOR TWP N J
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		11/10/16	2,180,000	2,193,944
WOODBRIDGE TWP N J
GO BOND ANTICIPATION NOTE		1.50%		08/19/16	29,000,000	29,129,123
						254,084,586

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York 4.0%
BAY SHORE N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		2.00%		06/24/16	3,500,000	3,512,912
BEACON N Y
GO BOND ANTICIPATION NOTE SERIES 2015A		2.00%		05/27/16	12,000,000	12,029,199
BURNT HILLS-BALLSTON LAKE N Y CENT SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		06/24/16	8,445,000	8,466,417
CHEEKTOWAGA-MARYVALE N Y UN FREE SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		1.75%		06/23/16	3,500,000	3,509,789
CLINTON CNTY N Y
GO BOND ANTICIPATION NOTE SERIES 2015B		1.50%		06/10/16	5,000,000	5,008,649
COMMACK N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.75%		06/27/16	7,000,000	7,024,651
CONNETQUOT CENT SCH DIST N Y ISLIP
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		09/02/16	7,300,000	7,336,413
CORNING N Y CITY SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015B		2.00%		06/23/16	30,000,000	30,109,992
EASTPORT SOUTH MANOR CENT SCH DIST N Y
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.50%		06/24/16	11,000,000	11,030,400
GATES CHILI N Y CENT SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		1.75%		06/24/16	9,740,000	9,768,681
GRAND ISLAND N Y
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		10/13/16	5,520,000	5,553,145
HAMPTON BAYS N Y UN FREE SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		1.75%		06/24/16	5,000,000	5,015,534
HARBORFIELDS CENT SCH DIST N Y GREENLAWN
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.25%		06/24/16	11,500,000	11,524,830
HERRICKS N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		2.00%		06/24/16	6,000,000	6,021,996
HOMER N Y CENT SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		07/15/16	7,500,000	7,531,027
ISLIP N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.50%		06/24/16	9,000,000	9,024,861
JERICHO N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		2.00%		06/19/16	3,335,000	3,347,402
KINGSTON N Y CITY SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015A		1.50%		06/16/16	10,000,000	10,022,945
METROPOLITAN TRANS AUTH NY DEDICATED TAX FD
REV TRANSPORTATION BOND ANTICIPATION NOTE SERIES 2015 A-2		0.75%		06/01/16	30,000,000	30,021,471
REV TRANSPORTATION BOND ANTICIPATION NOTE SERIES 2015 A-6		0.75%		06/01/16	30,000,000	30,021,361
REV TRANSPORTATION BOND ANTICIPATION NOTE SERIES 2015 A4		0.75%		06/01/16	50,000,000	50,035,784
REV TRANSPORTATION BOND ANTICIPATION NOTE SERIES 2015 A5		0.75%		06/01/16	9,000,000	9,006,293
REV TRANSPORTATION BOND ANTICIPATION NOTE SERIES 2015A-7		0.75%		06/01/16	10,000,000	10,006,682
METROPOLITAN TRANS AUTH NY TRANSPORTATION REV
REV TRANSPORTATION (NEW YORK STATE OF) SERIES 2002A		5.75%		07/01/16	1,220,000	1,236,581
REV TRANSPORTATION SERIES 2012F		5.00%		11/15/16	4,400,000	4,526,315
MIDDLE CTRY CENT SCH DIST N Y CENTEREACH
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		08/26/16	2,000,000	2,009,385

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY
REV WATER & SEWER SERIES 1		0.06%		05/03/16	50,000,000	50,000,000
REV WATER & SEWER SERIES 2006BB		5.00%		06/15/16	150,000	151,438
REV WATER & SEWER SERIES 2007 BB (ESCROW)		5.00%		06/15/16	18,410,000	18,590,653
REV WATER & SEWER SERIES 2009 FF1		4.00%		06/15/16	125,000	125,940
REV WATER & SEWER SERIES 2011BB		4.00%		06/15/16	210,000	211,579
NEW YORK CITY TRANSITIONAL FIN AUTH
REV CITY (NEW YORK STATE OF) SERIES 2012 S1A		5.00%		07/15/16	150,000	151,987
REV CITY (NEW YORK STATE OF) SERIES 2015 S-2		1.75%		07/15/16	11,290,000	11,335,575
REV CITY SERIES 2003 3B1		4.00%		11/01/16	120,000	122,484
REV CITY SERIES 2013A		4.00%		08/01/16	150,000	151,819
REV CITY SERIES 2015 A-1		4.00%		08/01/16	300,000	303,571
NEW YORK N Y
GO SERIES 2002C		4.00%		08/01/16	735,000	743,789
GO SERIES 2003 C-A		5.00%		08/01/16	150,000	152,290
GO SERIES 2003-I		3.00%		08/01/16	675,000	681,019
GO SERIES 2006 G		5.25%		08/01/16	500,000	508,093
GO SERIES 2009 C		5.25%		08/01/16	225,000	228,680
GO SERIES 2010 E		5.00%		08/01/16	1,750,000	1,777,514
GO SERIES 2011 B		4.00%		08/01/16	300,000	303,605
GO SERIES 2011BB		5.00%		08/01/16	100,000	101,535
GO SERIES 2012-I		5.00%		08/01/16	5,000,000	5,078,831
GO SERIES 2012B		4.00%		08/01/16	250,000	253,018
GO SERIES 2012F		5.00%		08/01/16	1,455,000	1,477,886
GO SERIES 2013D		5.00%		08/01/16	3,200,000	3,250,241
GO SERIES 2014 G		5.00%		08/01/16	975,000	990,038
GO SERIES 2014E		5.00%		08/01/16	200,000	203,095
GO SERIES 2014G		3.00%		08/01/16	750,000	756,757
GO SERIES 2014J		3.00%		08/01/16	1,500,000	1,513,617
GO SERIES FY2010B		4.00%		08/01/16	200,000	202,364
NEW YORK ST ENVIRONMENTAL FACS CORP
REV WATER & SEWER (NYC MUNICIPAL WATER FINANCE AUTH PROGRAM) SERIES 2002K		5.50%		06/15/16	250,000	252,655
REV WATER & SEWER (NYC MUNICIPAL WATER FINANCE AUTH PROGRAM) SERIES 2008A		5.00%		06/15/16	300,000	302,831
REV WATER & SEWER (NYC MUNICIPAL WATER FINANCE AUTH PROGRAM) SERIES 2012A		5.00%		06/15/16	200,000	201,906
REV WATER & SEWER (NYC MUNICIPAL WATER FINANCE AUTH PROGRAM) SERIES 2013A		5.00%		06/15/16	400,000	403,921
REV WATER & SEWER SERIES 2012E		5.00%		05/15/16	300,000	301,682
NEW YORK ST LOC GOVT ASSISTANCE CORP
REV SALES TAX SERIES 2010A		5.00%		04/01/16	250,000	250,000
NEW YORK ST PWR AUTH REV & GEN PURP
REV POWER SERIES 1		0.05%		04/01/16	14,875,000	14,875,000
REV POWER SERIES 1&2&3		0.04%		04/01/16	5,000,000	5,000,000
REV POWER SERIES 1&2&3		0.03%		04/07/16	20,000,000	20,000,000
NEW YORK ST TWY AUTH
REV TRANSPORTATION (NEW YORK ST TWY AUTH HWY & BRD) SERIES 2006A (ESCROW)		5.00%		04/01/16	10,090,000	10,090,000
REV TRANSPORTATION (NEW YORK ST TWY AUTH HWY & BRD) SERIES 2010A		5.00%		04/01/16	1,200,000	1,200,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NY ST DORM AUTH
REV HOSPITAL (NEW YORK STATE OF) SERIES 2008D		5.00%		08/15/16	300,000	305,143
REV SCHOOL (NEW YORK UNIVERSITY) SERIES 2009A		5.00%		07/01/16	250,000	252,912
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2009D		4.00%		06/15/16	125,000	125,928
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2009D		5.00%		06/15/16	365,000	368,458
REV STATE (NEW YORK STATE OF) SERIES 2009A		5.00%		07/01/16	1,060,000	1,072,151
PINE BUSH N Y CENT SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		05/26/16	7,000,000	7,016,336
PORT AUTHORITY OF NEW YORK AND NEW JERSEY
REV TRANSPORTATION SERIES 177		4.00%		07/15/16	3,000,000	3,032,023
REV TRANSPORTATION SERIES 194		1.50%		10/15/16	4,405,000	4,434,808
REV TRANSPORTATION SERIES A		0.08%		06/08/16	1,740,000	1,740,000
REV TRANSPORTATION SERIES A		0.14%		06/16/16	9,295,000	9,295,000
ROCHESTER N Y
GO BOND ANTICIPATION NOTE SERIES 2016 I		2.00%		03/14/17	10,140,000	10,285,383
SAG HARBOR N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.40%		06/21/16	11,000,000	11,027,657
TONAWANDA TOWN N Y
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		09/01/16	10,000,000	10,065,308
VICTOR N Y CENT SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015 A		1.75%		07/07/16	5,000,000	5,018,874
WESTHAMPTON BEACH N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.50%		06/28/16	11,000,000	11,031,613
						520,019,722
North Carolina 0.1%
NORTH CAROLINA STATE OF
GO SERIES 2010A		5.00%		05/01/16	2,025,000	2,033,293
GO SERIES 2011A		5.00%		05/01/16	4,050,000	4,065,856
GO SERIES 2011B		5.00%		11/01/16	375,000	385,034
						6,484,183
Ohio 0.5%
OHIO HIGHER EDUCATIONAL FACILITY COMMISSION
REV HOSPITAL (CLEVELAND CLINIC HLTH SYS OBLIG GROUP) SERIES B-6		0.12%		06/09/16	36,000,000	36,000,000
OHIO STATE OF
GO SERIES 2007A		5.00%		06/15/16	100,000	100,959
GO SERIES 2008A		5.00%		09/01/16	250,000	254,749
GO SERIES 2009B		5.00%		09/15/16	5,035,000	5,143,794
GO SERIES 2009C		5.00%		08/01/16	650,000	659,701
GO SERIES 2010A		4.00%		08/01/16	250,000	252,915
GO SERIES 2010A		5.00%		09/15/16	100,000	102,091
GO SERIES 2010C		5.00%		08/01/16	730,000	741,076
GO SERIES 2010C		5.00%		09/01/16	100,000	101,864
GO SERIES 2011B		4.00%		08/01/16	100,000	101,175
GO SERIES 2013B		5.00%		08/01/16	150,000	152,299
GO SERIES L		5.00%		05/01/16	775,000	777,935
GO SERIES L		5.00%		10/01/16	1,000,000	1,023,501

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO SERIES R		4.00%		05/01/16	300,000	300,890
REV HOSPITAL (CLEVELAND CLINIC HLTH SYS OBLIG GROUP) SERIES 2008B-6		0.10%		04/07/16	20,000,000	20,000,000
						65,712,949
Oregon 0.2%
CLACKAMAS & WASHINGTON CNTYS ORE SCH DIST
GO SERIES 2015 (GTY: OREGON STATE OF)		2.00%		06/15/16	100,000	100,350
CLACKAMAS CNTY ORE SCH DIST NO 12 NORTH CLACKAMAS
GO SERIES 2014 (GTY: OREGON STATE OF)		2.00%		06/15/16	100,000	100,337
CLATSOP CNTY ORE SCH DIST NO 1C
GO SERIES 2012 (GTY: OREGON STATE OF)		2.00%		06/15/16	100,000	100,302
JACKSON CNTY ORE SCH DIST NO 549C
GO SERIES 2008 (GTY: OREGON STATE OF)		5.25%		06/15/16	345,000	348,445
GO SERIES 2009 (GTY: OREGON STATE OF)		4.00%		06/15/16	100,000	100,715
LANE CNTY ORE CMNTY COLLEGE
GO SERIES 2012 (GTY: OREGON STATE OF)		2.00%		06/15/16	250,000	250,842
MULTNOMAH CNTY ORE SCH DIST NO 7 REYNOLDS
GO SERIES 2005 (GTY: OREGON STATE OF)		5.00%		06/15/16	2,000,000	2,019,308
MULTNOMAH-CLACKAMAS CNTYS ORE SCH DIST NO 10JT GRESHAM- BARLOW
GO SERIES 2005 (GTY: OREGON STATE OF)		5.25%		06/15/16	125,000	126,248
OREGON ST DEPT ADMINISTRATIVE SVCS
REV APPROPRIATION (OREGON STATE OF) SERIES 2012 A		5.00%		05/01/16	3,000,000	3,011,773
OREGON STATE OF
GO SERIES 2007 A		4.50%		08/01/16	150,000	152,008
GO SERIES 2011J		5.00%		05/01/16	500,000	501,997
GO SERIES 2013F		4.00%		05/01/16	200,000	200,597
PORTLAND ORE CMNTY COLLEGE DIST
GO SERIES 2015		5.00%		06/15/16	10,190,000	10,292,654
SALEM-KEIZER ORE SCH DIST NO 24J
GO SERIES 2009A (GTY: OREGON STATE OF)		4.00%		06/15/16	100,000	100,754
GO SERIES 2009A (GTY: OREGON STATE OF)		5.00%		06/15/16	2,275,000	2,296,556
UMATILLA CNTY ORE SCH DIST NO 8R HERMISTON
GO SERIES 2009A (GTY: OREGON STATE OF)		3.50%		06/15/16	200,000	201,245
GO SERIES 2010 (GTY: OREGON STATE OF)		3.00%		06/15/16	300,000	301,561
						20,205,692
Pennsylvania 0.3%
MONROEVILLE PA FIN AUTH
REV HOSPITAL (UNIVERSITY OF PITTSBURGH MEDICAL CENTER) SERIES 2013B		4.00%		07/01/16	150,000	151,340
PENNSYLVANIA (COMMONWEALTH OF)
GO SERIES 2004		5.38%		07/01/16	1,660,000	1,680,984
GO SERIES 2006		4.00%		09/01/16	1,000,000	1,015,436
GO SERIES 2007A		5.00%		08/01/16	200,000	203,118
GO SERIES 2008		5.00%		05/15/16	100,000	100,565
GO SERIES 2009		5.00%		07/01/16	900,000	910,523
GO SERIES 2010A		5.00%		05/01/16	225,000	225,874
GO SERIES 2013		5.00%		04/01/16	200,000	200,000
GO SERIES 2013		5.00%		10/15/16	400,000	409,739
GO SERIES FR 2015		5.00%		08/15/16	370,000	376,382
PENNSYLVANIA HSG FIN AGY
REV HOUS SINGL SERIES 2006-96B		3.95%		10/01/16	425,000	432,226

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
PHILADELPHIA PA CITY OF
GO TAX & REV ANTICIPATION NOTE SERIES 2015-16		2.00%		06/30/16	20,000,000	20,084,327
UNIVERSITY OF PITTSBURGH
REV UNIVERSITY SERIES 2009B		4.00%		09/15/16	100,000	101,634
REV UNIVERSITY SERIES 2015		2.00%		08/02/16	5,600,000	5,631,816
REV UNIVERSITY SERIES B1&B2		0.06%		05/18/16	7,635,000	7,635,000
						39,158,964
South Carolina 0.5%
SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY
REV POWER SERIES A (LIQ: JPMORGAN CHASE BANK NA)		0.06%		04/05/16	1,044,000	1,044,000
REV POWER SERIES A (LIQ: JPMORGAN CHASE BANK NA)		0.09%		04/05/16	4,137,000	4,137,000
REV POWER SERIES A (LIQ: JPMORGAN CHASE BANK NA)		0.20%		04/05/16	998,000	998,000
REV POWER SERIES A (LIQ: JPMORGAN CHASE BANK NA)		0.60%		05/05/16	710,000	710,000
REV POWER SERIES E (LIQ: TD BANK NA)		0.07%		05/05/16	6,625,000	6,625,000
SUMTER CNTY S C
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		09/30/16	20,250,000	20,411,455
YORK CNTY S C SCH DIST NO 3 ROCK HILL
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		09/30/16	30,000,000	30,248,967
						64,174,422
Tennessee 1.0%
CHATTANOOGA TENN
GO SERIES 2013		5.00%		10/01/16	1,180,000	1,207,487
MEMPHIS TENN
GO SERIES 2005B		5.25%		10/01/16	5,510,000	5,645,717
GO SERIES A (LIQ: MIZUHO BANK LTD)		0.06%		05/03/16	3,170,000	3,170,000
GO SERIES A (LIQ: MIZUHO BANK LTD)		0.10%		06/01/16	9,500,000	9,500,000
GO SERIES A (LIQ: MIZUHO BANK LTD)		0.12%		06/16/16	11,000,000	11,000,000
GO SERIES A (LIQ: MIZUHO BANK LTD)		0.24%		06/16/16	1,600,000	1,600,000
MET GOVT NASHVILLE & DAVIDSON CNTY TENN
GO SERIES A-1 (LIQ: MIZUHO BANK LTD)		0.06%		05/02/16	25,140,000	25,140,000
GO SERIES A-1 (LIQ: MIZUHO BANK LTD)		0.20%		05/17/16	3,300,000	3,300,000
GO SERIES A-2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.05%		04/05/16	7,000,000	7,000,000
GO SERIES A-2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.08%		05/02/16	7,000,000	7,000,000
GO SERIES A-2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.22%		05/03/16	12,000,000	12,000,000
GO SERIES A-2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.11%		05/04/16	16,900,000	16,900,000
GO SERIES A-2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.08%		05/05/16	4,300,000	4,300,000
MET GOVT NASHVILLE & DAVIDSON CNTY TENN WTR & SWR REVENUE
REV WATER & SEWER SERIES A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.10%		04/08/16	15,000,000	15,000,000
SHELBY CNTY TENN
GO SERIES 2015A		0.23%		05/17/16	7,670,000	7,670,000
						130,433,204
Texas 6.5%
ALLEN TEX INDPT SCH DIST
GO SERIES 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		1.00%		08/15/16	1,140,000	1,143,112

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
AUSTIN TEX INDPT SCH DIST
GO SERIES 1998 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/16	600,000	609,215
GO SERIES 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.25%		08/01/16	200,000	203,194
GO SERIES 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/01/16	100,000	100,855
GO SERIES A-2 (LIQ: MIZUHO BANK LTD)		0.07%		04/04/16	5,000,000	5,000,000
GO SERIES A-2 (LIQ: MIZUHO BANK LTD)		0.05%		04/06/16	7,000,000	7,000,000
GO SERIES A-2 (LIQ: MIZUHO BANK LTD)		0.11%		05/02/16	7,000,000	7,000,000
AUSTIN TX (CITY OF)
REV UTILITY SERIES A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.06%		04/05/16	23,140,000	23,140,000
REV UTILITY SERIES A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.20%		05/17/16	9,000,000	9,000,000
REV UTILITY SERIES A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.24%		05/17/16	11,820,000	11,820,000
REV WATER & SEWER (AUSTIN TX WTR & WASTEWATER SYS) SERIES 2012		5.00%		05/15/16	9,655,000	9,712,530
BRYAN TEX INDPT SCH DIST
GO SERIES 2015B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/17	1,420,000	1,437,596
DALLAS AREA RAPID TRANSIT
REV SALES TAX SERIES I		0.08%		05/25/16	12,000,000	12,000,000
REV SALES TAX SERIES I		0.13%		05/25/16	9,170,000	9,170,000
REV SALES TAX SERIES I		0.10%		06/01/16	10,000,000	10,000,000
DALLAS TEX
REV WATER & SEWER (DALLAS TEX WTRWKS & SWR SYS REV) SERIES 2007		5.00%		10/01/16	195,000	199,358
REV WATER & SEWER (DALLAS TEX WTRWKS & SWR SYS REV) SERIES E (LIQ: JPMORGAN CHASE BANK NA)		0.05%		04/01/16	1,890,000	1,890,000
REV WATER & SEWER (DALLAS TEX WTRWKS & SWR SYS REV) SERIES E (LIQ: JPMORGAN CHASE BANK NA)		0.06%		04/01/16	9,635,000	9,635,000
REV WATER & SEWER (DALLAS TEX WTRWKS & SWR SYS REV) SERIES E (LIQ: JPMORGAN CHASE BANK NA)		0.05%		04/04/16	6,000,000	6,000,000
REV WATER & SEWER (DALLAS TEX WTRWKS & SWR SYS REV) SERIES E (LIQ: JPMORGAN CHASE BANK NA)		0.07%		04/06/16	16,610,000	16,610,000
REV WATER & SEWER (DALLAS TEX WTRWKS & SWR SYS REV) SERIES E (LIQ: JPMORGAN CHASE BANK NA)		0.07%		05/04/16	9,772,000	9,772,000
DECATUR TEX INDPT SCH DIST
GO SERIES 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	150,000	152,009
DENTON TEX INDPT SCH DIST
GO SERIES 2001 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	150,000	152,557
EAGLE MTN & SAGINAW TEX INDPT SCH DIST
GO SERIES 2007 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.25%		08/15/16	500,000	507,264
EANES TEX INDPT SCH DIST
GO SERIES 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/16	425,000	431,414
EL PASO TEX INDPT SCH DIST
GO SERIES 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/16	235,000	236,346

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
FORT BEND TEX INDPT SCH DIST
GO SERIES 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	125,000	127,128
GO SERIES 2010 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	465,000	472,827
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/16	1,750,000	1,767,656
FRISCO TEX INDPT SCH DIST
GO SERIES 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	125,000	126,639
GARLAND TEX
GO SERIES A (LOC: WELLS FARGO BANK NA)		0.09%		04/28/16	14,000,000	14,000,000
GO SERIES A (LOC: WELLS FARGO BANK NA)		0.19%		04/28/16	10,000,000	10,000,000
GEORGETOWN TEX INDPT SCH DIST
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.25%		08/15/16	3,495,000	3,519,989
HARLANDALE TEX INDPT SCH DIST
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/16	370,000	372,142
HARLINGEN TEX CONS INDPT SCH DIST
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/16	1,320,000	1,332,990
HARRIS CNTY TEX CULTURAL ED FACS FIN CORP
REV HEALTHCARE (METHODIST HOSPITALS OF TEXAS) SERIES 2009 C-1		0.25%		04/13/16	17,000,000	17,000,000
REV HEALTHCARE (METHODIST HOSPITALS OF TEXAS) SERIES 2009 C-1		0.07%		05/17/16	16,250,000	16,250,000
REV HEALTHCARE (METHODIST HOSPITALS OF TEXAS) SERIES 2009 C-1		0.15%		06/02/16	20,000,000	20,000,000
REV HEALTHCARE (METHODIST HOSPITALS OF TEXAS) SERIES 2009 C-1		0.22%		06/14/16	37,000,000	37,000,000
REV HEALTHCARE (METHODIST HOSPITALS OF TEXAS) SERIES 2009C-2		0.07%		05/04/16	12,000,000	12,000,000
REV HOSPITAL (METHODIST HOSPITALS OF TEXAS) SERIES 2009-C1		0.22%		04/05/16	14,000,000	14,000,000
REV HOSPITAL (METHODIST HOSPITALS OF TEXAS) SERIES 2009C2		0.22%		04/05/16	26,300,000	26,300,000
HOUSTON AIRPORT SYSTEM
REV AIRPORT SERIES B-3 (LOC: ROYAL BANK OF CANADA)		0.10%		05/11/16	15,000,000	15,000,000
HOUSTON CITY OF
GO SERIES E-1 (LOC: CITIBANK NA)		0.07%		05/02/16	2,000,000	2,000,000
HOUSTON TEX INDPT SCH DIST
GO SERIES 2006A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	1,350,000	1,372,753
GO SERIES 2013A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/17	1,000,000	1,029,720
HUMBLE TEX INDPT SCH DIST
GO SERIES 2003 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.15%		06/15/16	100,000	100,564
LEANDER TEX INDPT SCH DIST
GO SERIES 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	150,000	151,976
GO SERIES 2014 A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	6,145,000	6,252,815
GO SERIES 2014D (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.39%		08/15/16	120,000	119,822

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LEWISVILLE TEX INDPT SCH DIST
GO (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.25%		08/15/16	350,000	354,837
GO SERIES 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	250,000	254,288
GO SERIES 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.50%		08/15/16	100,000	100,778
LOS FRESNOS TEX CONS INDPT SCH DIST
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/16	1,985,000	2,005,124
MAGNOLIA TEX INDPT SCH DIST
GO (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	200,000	203,426
MANOR TEX INDPT SCH DIST
GO SERIES 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/01/16	200,000	202,407
MESQUITE TEX INDPT SCH DIST
GO SERIES 2014 B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	110,000	111,828
NORTH EAST INDPT SCH DIST TEX
GO SERIES 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/16	110,000	111,685
GO SERIES 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG (GTY))		3.00%		08/01/16	150,000	151,299
NORTH FOREST INDPT SCH DIST TEX
GO (HOUSTON TEX INDPT SCH DIST) SERIES 2006B (ESCROW)		5.00%		08/15/16	1,470,000	1,495,776
NORTHSIDE TEX INDPT SCH DIST
GO SERIES 2007 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	100,000	101,342
RIO GRANDE CITY TEX CONS INDPT SCH DIST
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/16	100,000	100,592
GO SERIES 2015B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/16	200,000	201,150
ROUND ROCK TEX INDPT SCH DIST
GO SERIES 2007 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/16	125,000	126,910
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/01/16	14,500,000	14,635,761
SAN ANTONIO TEX INDPT SCH DIST
GO SERIES A (LIQ: ROYAL BANK OF CANADA)		0.28%		05/02/16	3,400,000	3,400,000
GO SERIES A (LIQ: ROYAL BANK OF CANADA)		0.22%		05/04/16	16,200,000	16,200,000
GO SERIES A (LIQ: ROYAL BANK OF CANADA)		0.08%		05/16/16	3,050,000	3,050,000
GO SERIES A (LIQ: ROYAL BANK OF CANADA)		0.11%		05/16/16	7,850,000	7,850,000
SAN ANTONIO TX
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES A (LIQ: JPMORGAN CHASE BANK NA)		0.07%		04/06/16	11,540,000	11,540,000
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES A (LIQ: JPMORGAN CHASE BANK NA)		0.08%		04/07/16	21,460,000	21,460,000
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES A (LIQ: JPMORGAN CHASE BANK NA)		0.10%		06/01/16	16,500,000	16,500,000
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.07%		04/06/16	2,500,000	2,500,000
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.08%		04/07/16	16,750,000	16,750,000
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.08%		05/02/16	12,750,000	12,750,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.25%		06/01/16	13,500,000	13,500,000
REV WATER & SEWER (SAN ANTONIO WATER SYSTEM) SERIES 2007		5.50%		05/15/16	400,000	402,477
REV WATER & SEWER (SAN ANTONIO WATER SYSTEM) SERIES 2009		4.00%		05/15/16	500,000	502,195
REV WATER & SEWER (SAN ANTONIO WATER SYSTEM) SERIES A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.05%		04/05/16	7,625,000	7,625,000
REV WATER & SEWER (SAN ANTONIO WATER SYSTEM) SERIES A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.24%		04/19/16	3,700,000	3,700,000
REV WATER & SEWER (SAN ANTONIO WATER SYSTEM) SERIES A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.07%		05/03/16	11,850,000	11,850,000
REV WATER & SEWER (SAN ANTONIO WATER SYSTEM) SERIES A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.12%		06/07/16	16,000,000	16,000,000
SOCORRO TEX INDPT SCH DIST
GO SERIES 2006 A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	200,000	203,410
TEXAS A & M UNIVERSITY
REV UNIVERSITY SERIES 2013A		4.00%		05/15/16	3,250,000	3,264,549
REV UNIVERSITY SERIES B		0.07%		04/07/16	7,000,000	7,000,000
TEXAS ST PUB FIN AUTH
GO (TEXAS STATE OF) SERIES 2003		0.18%		04/27/16	31,774,000	31,774,000
GO (TEXAS STATE OF) SERIES 2008		0.06%		04/06/16	4,500,000	4,500,000
TEXAS STATE OF
GO SERIES 2006 (ESCROW)		5.00%		04/01/16	2,000,000	2,000,000
GO SERIES 2013 A		4.00%		08/01/16	8,010,000	8,107,522
TEXAS TECH UNIV
REV UNIVERSITY SERIES 2012A		0.06%		05/02/16	9,300,000	9,300,000
TEXAS TRANSPORTATION COMMISSION
GO (ESCROW)		5.00%		04/01/16	3,000,000	3,000,000
GO (TEXAS STATE OF) SERIES 2006		5.00%		04/01/16	750,000	750,000
GO (TEXAS STATE OF) SERIES 2010B		5.00%		04/01/16	3,480,000	3,480,000
GO (TEXAS STATE OF) SERIES 2014		5.00%		04/01/16	5,300,000	5,300,000
REV TRANSPORTATION (TEXAS TRANSPRTN COMMISSIONST STATE HIGHWAY FUND) SERIES 2006		5.00%		04/01/16	480,000	480,000
REV TRANSPORTATION (TEXAS TRANSPRTN COMMISSIONST STATE HIGHWAY FUND) SERIES 2006 A		4.50%		04/01/16	1,120,000	1,120,000
REV TRANSPORTATION (TEXAS TRANSPRTN COMMISSIONST STATE HIGHWAY FUND) SERIES 2007		5.00%		04/01/16	180,000	180,000
REV TRANSPORTATION SERIES 2006 (ESCROW)		5.00%		04/01/16	7,585,000	7,585,000
UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND
REV UNIVERSITY SERIES 2006C (ESCROW)		5.00%		07/01/16	1,180,000	1,193,699
UNIVERSITY OF TEXAS SYSTEM
REV UNIVERSITY (TEXAS PERMANENT UNIVERSITY FUND) SERIES A		0.04%		06/07/16	25,000,000	24,994,242
REV UNIVERSITY SERIES 2006 D		5.00%		08/15/16	115,000	116,983
REV UNIVERSITY SERIES 2006C		5.00%		08/15/16	2,310,000	2,349,253
REV UNIVERSITY SERIES 2006F		5.00%		08/15/16	250,000	254,270
REV UNIVERSITY SERIES 2009		5.00%		08/15/16	100,000	101,690
REV UNIVERSITY SERIES 2010A		5.00%		08/15/16	100,000	101,704
REV UNIVERSITY SERIES 2012A		5.00%		08/15/16	1,350,000	1,373,792
REV UNIVERSITY SERIES A		0.06%		04/06/16	18,500,000	18,500,000
REV UNIVERSITY SERIES A		0.07%		04/07/16	13,384,000	13,384,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV UNIVERSITY SERIES A		0.05%		04/20/16	10,000,000	10,000,000
REV UNIVERSITY SERIES A		0.06%		05/02/16	13,700,000	13,700,000
REV UNIVERSITY SERIES A		0.06%		05/03/16	17,000,000	17,000,000
REV UNIVERSITY SERIES A		0.06%		05/04/16	23,505,000	23,505,000
REV UNIVERSITY SERIES A		0.06%		05/05/16	15,000,000	15,000,000
REV UNIVERSITY SERIES A		0.06%		05/06/16	25,000,000	25,000,000
REV UNIVERSITY SERIES A		0.20%		05/11/16	21,454,000	21,454,000
REV UNIVERSITY SERIES A		0.07%		05/25/16	12,500,000	12,500,000
UVALDE TEX CONS INDPT SCH DIST
GO SERIES 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/16	870,000	883,204
WYLIE TEX INDPT SCH DIST
GO SERIES 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.37%		08/15/16	255,000	254,649
YSLETA TEX INDPT SCH DIST
GO SERIES 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (ESCROW)		4.55%		08/15/16	11,545,000	11,720,096
						840,387,409
Utah 0.3%
INTERMOUNTAIN PWR AGY UTAH
REV POWER SERIES B-1 (LOC: BANK OF AMERICA NA)		0.40%		04/27/16	24,380,000	24,380,000
REV POWER SERIES B-1& B-2 (LOC: BANK OF AMERICA NA)		0.08%		04/04/16	18,175,000	18,175,000
						42,555,000
Virginia 0.6%
METROPOLITAN WASHINGTON AIRPORTS AUTHORITY
REV AIRPORT		5.00%		10/01/16	5,225,000	5,345,381
REV AIRPORT SERIES 1 (LOC: JPMORGAN CHASE BANK NA)		0.05%		04/01/16	10,000,000	10,000,000
REV AIRPORT SERIES 1 (LOC: JPMORGAN CHASE BANK NA)		0.04%		04/04/16	15,000,000	15,000,000
REV AIRPORT SERIES 1 (LOC: JPMORGAN CHASE BANK NA)		0.07%		05/06/16	15,000,000	15,000,000
REV AIRPORT SERIES 2009B		5.00%		10/01/16	200,000	204,438
REV AIRPORT SERIES 2010-A		5.00%		10/01/16	175,000	179,012
REV AIRPORT SERIES 2010-B		5.00%		10/01/16	3,850,000	3,938,478
REV AIRPORT SERIES 2012 B		4.00%		10/01/16	100,000	101,770
REV AIRPORT SERIES 2014A		5.00%		10/01/16	3,425,000	3,500,907
VIRGINIA COMMONWEALTH OF
GO SERIES 2009D		5.00%		06/01/16	100,000	100,769
GO SERIES 2015A		2.00%		06/01/16	580,000	581,636
VIRGINIA COMWLTH TRANSN BRD
REV TRANSPORTATION (VIRGINIA COMMONWEALTH OF) SERIES 2011		5.00%		05/15/16	12,170,000	12,238,410
VIRGINIA ST HSG DEV AUTH
REV HOUS SINGL (VIRGINIA ST HSG DEV AUTH CMWLTH) SERIES 2007A-4		4.05%		04/01/16	1,500,000	1,500,000
REV HOUS SINGL (VIRGINIA ST HSG DEV AUTH CMWLTH) SERIES 2007A-5		4.60%		07/01/16	175,000	176,689
REV HOUS SINGL (VIRGINIA ST HSG DEV AUTH CMWLTH) SERIES 2012 C-3		0.95%		04/01/16	475,000	475,000
REV HOUS SINGL (VIRGINIA ST HSG DEV AUTH CMWLTH) SERIES 2012B		1.10%		07/01/16	1,500,000	1,502,042
REV HOUS SINGL (VIRGINIA ST HSG DEV AUTH CMWLTH) SERIES 2012B		1.30%		01/01/17	7,500,000	7,542,046

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV HOUS SINGL SERIES 2010 A		3.10%		09/01/16	200,000	202,085
REV HOUS SINGL SERIES 2010B		2.45%		09/01/16	145,000	146,144
						77,734,807
Washington 1.0%
CLARK CNTY WASH SCH DIST
GO SERIES 2001C (GTY: STATE OF WASHINGTON)		0.47%		12/01/16	1,800,000	1,794,264
CLARK CNTY WASH SCH DIST NO 114 EVERGREEN
GO SERIES 2010 (GTY: STATE OF WASHINGTON)		4.00%		12/01/16	100,000	102,364
GO SERIES 2010B (GTY: STATE OF WASHINGTON)		2.00%		06/01/16	100,000	100,259
GO SERIES 2011 (GTY: STATE OF WASHINGTON)		2.50%		06/01/16	710,000	712,448
KING CNTY WASH
GO SERIES 2010A		5.00%		06/01/16	1,715,000	1,728,446
GO SERIES 2011		4.00%		06/01/16	175,000	176,059
KING CNTY WASH SCH DIST NO 403 RENTON
GO SERIES 2015 (GTY: STATE OF WASHINGTON)		5.00%		12/01/16	550,000	566,857
KING CNTY WASH SCH DIST NO 411 ISSAQUAH
GO (GTY: STATE OF WASHINGTON)		5.00%		12/01/16	100,000	103,030
KING CNTY WASH SCH DIST NO 414 LAKE WASHINGTON
GO SERIES 2015 (GTY: STATE OF WASHINGTON)		4.00%		06/01/16	6,795,000	6,836,544
KING CNTY WASH SCH DIST NO 415 KENT
GO SERIES 2001B (GTY: STATE OF WASHINGTON)		5.50%		06/01/16	350,000	352,919
KITSAP CNTY WASH SCH DIST NO 400 NORTH KITSAP
GO SERIES 2011 (GTY: STATE OF WASHINGTON)		5.00%		06/01/16	200,000	201,530
LEWIS CNTY WASH SCH DIST NO 303 WHITE PASS
GO SERIES 2016 (GTY: STATE OF WASHINGTON)		2.00%		12/01/16	150,000	151,448
PIERCE CNTY WASH SCH DIST NO 3 PUYALLUP
GO SERIES 2004 (GTY: STATE OF WASHINGTON)		5.00%		06/01/16	500,000	503,796
PIERCE CNTY WASH SCH DIST NO 401 PENINSULA
GO SERIES 2011 (GTY: STATE OF WASHINGTON)		4.00%		12/01/16	250,000	255,660
PIERCE CNTY WASH SCH DIST NO 403 BETHEL
GO SERIES 2006 (GTY: STATE OF WASHINGTON)		5.00%		12/01/16	150,000	154,494
GO SERIES 2014 (GTY: STATE OF WASHINGTON)		3.00%		06/01/16	500,000	502,184
PORT TACOMA WASH
REV TRANSPORTATION SERIES 2002 B (LOC: BANK OF AMERICA NA)		0.25%		04/15/16	75,000,000	75,000,000
SEATTLE WASHINGTON PORT OF
REV TRANSPORTATION SERIES 2011B		5.00%		09/01/16	1,000,000	1,019,158
SNOHOMISH CNTY WASH SCH DIST NO 201
GO SERIES 2011 (GTY: STATE OF WASHINGTON)		5.00%		12/01/16	700,000	721,451
SPOKANE CNTY WASH SCH DIST NO 81 SPOKANE
GO SERIES 2010B (GTY: STATE OF WASHINGTON)		5.00%		12/01/16	500,000	515,086
SPOKANE ETC CNTYS WASH CONS SCH DIST NO 414-200-61 DEER PK
GO SERIES 2016 (GTY: STATE OF WASHINGTON)		2.00%		12/15/16	100,000	101,094
STATE OF WASHINGTON
GO SERIES 1998C		5.50%		07/01/16	140,000	141,776
GO SERIES 2005C		0.47%		06/01/16	200,000	199,841
GO SERIES 2007F		4.50%		07/01/16	1,500,000	1,515,595
GO SERIES 2008B		5.00%		07/01/16	690,000	697,876
GO SERIES 2009A		5.00%		07/01/16	1,300,000	1,315,122
GO SERIES 2009B		5.00%		07/01/16	100,000	101,153
GO SERIES 2010B		5.00%		08/01/16	350,000	355,383
GO SERIES R-2011A		5.00%		01/01/17	300,000	309,903
GO SERIES R-2012A		5.00%		07/01/16	200,000	202,308

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO SERIES R-2013A		5.00%		07/01/16	6,000,000	6,069,579
GO SERIES R-2013C		3.00%		07/01/16	11,125,000	11,197,891
UNIVERSITY OF WASHINGTON
REV UNIVERSITY SERIES A		0.09%		05/23/16	19,025,000	19,025,000
WASHINGTON ST HLTH CARE FACS AUTH
REV HOSPITAL (SEATTLE CHILDRENS HOSPITAL) SERIES 2010B		5.00%		10/01/16	595,000	608,515
						133,339,033
Wisconsin 0.9%
WISCONSIN ST HEALTH & EDL FACS AUTH
REV HEALTHCARE (AURORA HEALTH CARE) SERIES 2008B (LOC: JPMORGAN CHASE BANK NA)		0.17%		05/04/16	33,500,000	33,500,000
REV HEALTHCARE (AURORA HEALTH CARE) SERIES 2008B (LOC: JPMORGAN CHASE BANK NA)		0.29%		08/03/16	10,000,000	10,000,000
REV HEALTHCARE (AURORA HEALTH CARE) SERIES 2010 C (LOC: BANK OF AMERICA NA)		0.14%		07/12/16	34,840,000	34,840,000
WISCONSIN STATE OF
GO (LIQ: BMO HARRIS BANK NA)		0.23%		05/05/16	4,000,000	4,000,000
GO (LIQ: BMO HARRIS BANK NA)		0.24%		05/16/16	17,300,000	17,300,000
GO (LIQ: BMO HARRIS BANK NA)		0.24%		06/16/16	3,529,000	3,529,000
GO SERIES 2006A (ESCROW)		4.75%		05/01/16	7,000,000	7,025,295
GO SERIES 2006A (ESCROW)		5.00%		05/01/16	1,600,000	1,606,122
GO SERIES 2010 SER		5.00%		05/01/16	4,145,000	4,161,945
GO SERIES 2011 SER		4.00%		11/01/16	225,000	229,611
GO SERIES 2012-1		4.00%		05/01/16	250,000	250,746
GO SERIES 2014-2		4.00%		05/01/16	700,000	702,184
GO SERIES 2014-2		5.00%		05/01/16	1,000,000	1,003,947
GO SERIES C		5.00%		05/01/16	410,000	411,621
						118,560,471
Total Fixed-Rate Municipal Securities
(Cost $4,057,032,770)						4,057,032,770

Variable-Rate Municipal Securities 67.0% of net assets
Alabama 2.6%
ALABAMA HSG FIN AUTH
REV HOUS SINGL SERIES 2006 D&F (LIQ: CITIBANK NA)	a	0.52%		04/07/16	5,220,000	5,220,000
REV MULTI FAM HOUSING SERIES 2005 E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.52%		04/07/16	11,000,000	11,000,000
REV MULTI FAM HOUSING SERIES 2005 F (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.52%		04/07/16	10,550,000	10,550,000
ALABAMA ST MUNICIPAL FUNDING CORP
REV PUBLIC SERVICES SERIES 2006 (LOC: US BANK NATIONAL ASSOCIATION)		0.42%		04/07/16	15,225,000	15,225,000
REV PUBLIC SERVICES SERIES 2008 A - (LOC: US BANK NATIONAL ASSOCIATION)		0.42%		04/07/16	3,665,000	3,665,000
BIRMINGHAM ALA INDL DEV BRD
REV IDB & PCR SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)		0.53%		04/07/16	1,745,000	1,745,000
BIRMINGHAM ALA WTRWKS BRD
REV WATER & SEWER SERIES 2015A (LIQ: ROYAL BANK OF CANADA)	a	0.47%		04/07/16	20,000,000	20,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
COLUMBIA ALA INDL DEV BRD
REV IDB & PCR (ALABAMA POWER COMPANY) SERIES 2014D		0.33%		04/07/16	17,500,000	17,500,000
HOOVER ALA
GO SERIES 2007 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.40%		04/07/16	11,715,000	11,715,000
MILLPORT ALA INDL DEV AUTH
REV IDB & PCR SERIES 2007 (LOC: COMERICA BANK)		0.39%		04/07/16	4,790,000	4,790,000
REV IDB & PCR SERIES 2011 (LOC: CITIBANK NA)		0.39%		04/07/16	10,000,000	10,000,000
MOBILE ALA INDL DEV BRD
REV IDB & PCR (ALABAMA POWER COMPANY) SERIES 1993-A		0.45%		04/07/16	12,100,000	12,100,000
REV IDB & PCR (ALABAMA POWER COMPANY) SERIES 2001B		0.40%		04/01/16	2,750,000	2,750,000
REV IDB & PCR (ALABAMA POWER COMPANY) SERIES 2007C		0.45%		04/07/16	7,550,000	7,550,000
MOBILE CNTY ALA INDL DEV AUTH
REV IDB & PCR SERIES 2010 A (LOC: SWEDBANK AB)		0.32%		04/07/16	30,000,000	30,000,000
REV IDB & PCR SERIES 2010 B (LOC: SWEDBANK AB)		0.32%		04/07/16	40,000,000	40,000,000
MONTGOMERY ALA DOWNTOWN REDEV AUTH
REV EDUCATIONAL INSTITUTION (SOUTHERN POVERTY LAW CENTER INC) SERIES 2013		0.32%		04/07/16	15,000,000	15,000,000
NORTH SUMTER SOLID WASTE DISP AUTH ALA
REV WASTE/POLLUTION SERIES 2003 (LOC: WELLS FARGO BANK NA)		0.53%		04/07/16	4,350,000	4,350,000
TUSCALOOSA CNTY ALA INDL DEV AUTH
REV IDB & PCR SERIES 2008C (LOC: BANK OF NOVA SCOTIA)		0.42%		04/07/16	27,000,000	27,000,000
UNIVERSITY OF ALABAMA AT BIRMINGHAM
REV UNIVERSITY SERIES 2012B (LOC: BANK OF AMERICA NA)		0.41%		04/07/16	9,750,000	9,750,000
UNIVERSITY SOUTH ALA
REV UNIVERSITY SERIES 2006 (LOC: US BANK NATIONAL ASSOCIATION)	a	0.44%		04/07/16	37,620,000	37,620,000
WEST JEFFERSON ALA INDL DEV BRD
REV IDB & PCR (ALABAMA POWER COMPANY) SERIES 1998		0.45%		04/07/16	35,000,000	35,000,000
REV WASTE/POLLUTION (ALABAMA POWER COMPANY) SERIES 2008		0.40%		04/01/16	2,890,000	2,890,000
						335,420,000
Alaska 0.2%
ALASKA HOUSING FINANCE CORP
REV HOUS SINGL SERIES 2002-A (LIQ: JPMORGAN CHASE BANK NA)		0.43%		04/01/16	12,890,000	12,890,000
ALASKA STUDENT LOAN CORP
REV STUDENT LOANS SERIES 2012B-1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.47%		04/07/16	13,580,000	13,580,000
VALDEZ ALASKA
REV IDB & PCR (EXXON MOBIL CORP) SERIES 1993C		0.34%		04/01/16	1,400,000	1,400,000
						27,870,000
Arizona 0.6%
ARIZONA HEALTH FAC AUTH
REV HOSPITAL SERIES 2008 B (LOC: BARCLAYS BANK PLC)		0.42%		04/07/16	25,125,000	25,125,000
REV HOSPITAL SERIES 2015 C (LOC: BANK OF AMERICA NA)		0.52%		04/07/16	14,400,000	14,400,000
REV HOSPITAL SERIES 2015B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.41%		04/07/16	9,000,000	9,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MARICOPA CNTY ARIZ INDL DEV AUTH
REV HEALTHCARE SERIES 2005 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.40%		04/07/16	3,220,000	3,220,000
REV HOUSING (VILLAS SOLANAS APTS OF GLENDALE NATIONWIDE MANAGE) SERIES 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	4,705,000	4,705,000
REV IDB & PCR SERIES 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.40%		04/07/16	9,430,000	9,430,000
REV IDB & PCR SERIES 2005 (LOC: COBANK ACB)		0.39%		04/07/16	6,750,000	6,750,000
PHOENIX ARIZ INDL DEV AUTH
REV HOSPITAL (MAYO CLINIC) SERIES 2014B (LIQ: WELLS FARGO BANK NA)		0.34%		04/01/16	1,600,000	1,600,000
						74,230,000
Arkansas 0.1%
PULASKI CNTY ARK PUB FACS BRD
REV MULTI FAM HOUSING SERIES 2005 (LOC: FEDERAL HOME LOAN BANKS)		0.54%		04/07/16	5,680,000	5,680,000
REV MULTI FAM HOUSING SERIES 2012 (LOC: FEDERAL HOME LOAN BANKS)		0.54%		04/07/16	6,810,000	6,810,000
						12,490,000
California 1.1%
ALAMEDA CNTY CALIF INDL DEV AUTH
REV IDB & PCR SERIES 1995A (LOC: COMERICA BANK)		0.45%		04/07/16	2,600,000	2,600,000
REV IDB & PCR SERIES 2008A (LOC: BANK OF THE WEST)		0.49%		04/07/16	3,315,000	3,315,000
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
REV UNIVERSITY (CALIFORNIA INSTITUTE OF TECHNOLOGY) SERIES 2009 (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	3,300,000	3,300,000
CALIFORNIA HEALTH FACS FING AUTH
REV HOSPITAL (STANFORD HOSP CLINICS) SERIES 2010B (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	4,000,000	4,000,000
CALIFORNIA POLLUTION CONTROL FINANCE AUTH
REV WASTE/POLLUTION (EDCO DISPOSAL CORP) SERIES 2004 A (LOC: WELLS FARGO BANK NA)		0.44%		04/07/16	1,370,000	1,370,000
REV WASTE/POLLUTION (GARAVENTA ENTERPRISES) SERIES 2008A (LOC: WELLS FARGO BANK NA)		0.44%		04/07/16	2,500,000	2,500,000
CALIFORNIA POLLUTION CONTROL FINANCE AUTH - PG&E
REV WASTE/POLLUTION (HILMAR CHEESE CO INC) SERIES 2010 (LOC: COBANK ACB)		0.32%		04/07/16	4,410,000	4,410,000
REV WASTE/POLLUTION (MARBORG INDUSTRIES) SERIES 2002 (LOC: MUFG UNION BANK NA)		0.44%		04/07/16	1,700,000	1,700,000
REV WASTE/POLLUTION (SANTA CLARA VALLEY INDUSTRIES) SERIES 1998 A (LOC: COMERICA BANK)		0.56%		04/07/16	105,000	105,000
CALIFORNIA STATEWIDE CMNTYS DEV AUTH
REV MULTI FAM HOUSING (KDF GLEN HAVEN L P) SERIES 2002AA (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	7,000,000	7,000,000
CONTRA COSTA CNTY CALIF
REV MULTI FAM HOUSING (PARK REGENCY LLC) SERIES 2003F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.43%		04/07/16	10,000,000	10,000,000
REV MULTI FAM HOUSING SERIES 1987-A (LOC: BANK OF AMERICA NA)		0.53%		04/07/16	3,900,000	3,900,000
CONTRA COSTA WATER DISTRICT
REV WATER & SEWER		0.30%	05/16/16	12/16/16	13,500,000	13,500,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
REV WATER & SEWER SERIES 2005A (LIQ: CITIBANK NA)	a	0.44%		04/07/16	20,830,000	20,830,000
REV WATER & SEWER SERIES 2012A (LIQ: CITIBANK NA)	a	0.44%		04/07/16	6,600,000	6,600,000
HUNTINGTON PK CALIF REDEV AGY
REV MULTI FAM HOUSING SERIES 1994-A (LOC: WELLS FARGO BANK NA)		0.48%		04/07/16	4,600,000	4,600,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
REV WATER & SEWER SERIES 2009A-2		0.60%	04/07/16	08/30/16	2,000,000	2,000,000
NUVEEN CA AMT-FREE MUNI INCOME FUND
SERIES 5 (LOC: MORGAN STANLEY BANK NA)	a	0.55%		04/07/16	5,000,000	5,000,000
NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND
REV SERIES 4 (LOC: ROYAL BANK OF CANADA)	a	0.48%		04/07/16	7,000,000	7,000,000
REV SERIES 6 (LOC: CITIBANK NA)	a	0.52%		04/07/16	300,000	300,000
SERIES 1 (LOC: MORGAN STANLEY BANK NA)	a	0.55%		04/07/16	5,000,000	5,000,000
SAN FRANCISCO CALIF BAY AREA RAPID TRAN DIST
GO SERIES 2007B (LIQ: CITIBANK NA)	a	0.44%		04/07/16	9,900,000	9,900,000
SAN JOSE CALIF
REV MULTI FAM HOUSING SERIES 2003 C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.41%		04/07/16	8,500,000	8,500,000
SAN MATEO CNTY CALIF CMNTY COLLEGE DIST
GO SERIES 2005B (LIQ: WELLS FARGO & COMPANY)	a	0.43%		04/07/16	735,000	735,000
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
REV POWER SERIES 2009-2 (LOC: WELLS FARGO BANK NA)		0.36%		04/07/16	595,000	595,000
STATE OF CALIFORNIA
GO SERIES 2006 (LOC: WELLS FARGO & COMPANY)	a	0.43%		04/07/16	13,610,000	13,610,000
GO SERIES 2016 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		04/07/16	2,750,000	2,750,000
						145,120,000
Colorado 2.4%
BROOMFIELD COLO URBAN RENEWAL AUTH
REV SPECIAL TAX SERIES 2005 (LOC: BNP PARIBAS SA)		0.48%		04/07/16	19,875,000	19,875,000
COLORADO HEALTH FACS AUTH REV
REV HOSPITAL (SISTERS OF CHARITY OF LEAVENWORTH HLTH SVCS CORP) SERIES 2013A (LIQ: CITIBANK NA)	a	0.44%		04/07/16	3,700,000	3,700,000
REV HOSPITAL (SISTERS OF CHARITY OF LEAVENWORTH HLTH SVCS CORP) SERIES 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	15,500,000	15,500,000
COLORADO HOUSING & FINANCE AUTHORITY
REV HOUS SINGL SERIES 2002 C-3 (LIQ: BANK OF AMERICA NA)		0.41%		04/07/16	5,545,000	5,545,000
REV HOUS SINGL SERIES 2006 A3 (LIQ: FEDERAL HOME LOAN BANKS)		0.56%		04/07/16	24,535,000	24,535,000
REV HOUS SINGL SERIES 2007 B-3 (LIQ: ROYAL BANK OF CANADA)		0.42%		04/07/16	20,000,000	20,000,000
REV HOUS SINGL SERIES 2007A-2 (LIQ: FEDERAL HOME LOAN BANKS)		0.44%		04/07/16	7,900,000	7,900,000
REV HOUS SINGL SERIES 2013B (LIQ: ROYAL BANK OF CANADA)		0.39%		04/07/16	17,200,000	17,200,000
COLORADO SPRINGS COLO
REV UTILITY (COLORADO SPRINGS COLO UTILS) SERIES 2005 A (LIQ: MIZUHO BANK LTD)		0.40%		04/07/16	22,110,000	22,110,000
REV WATER & SEWER (COLORADO SPRINGS COLO UTILS) SERIES 2013B1&B2 (LIQ: BARCLAYS BANK PLC)	a	0.44%		04/07/16	6,875,000	6,875,000
COLORADO SPRINGS COLO UTILS
REV UTILITY SERIES 2000A (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.40%		04/07/16	21,000,000	21,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
DAWSON RIDGE MET DIST NO 1 COLO
GO SERIES 1992A (ESCROW) (LIQ: WELLS FARGO & COMPANY)	a	0.43%		04/07/16	10,470,000	10,470,000
DENVER COLO CITY & CNTY
GO (DENVER DEPARTMENT OF AVIATION CO) SERIES 2008C2&C3 (LOC: ROYAL BANK OF CANADA)	a	0.48%		04/07/16	123,890,000	123,890,000
MIDCITIES MET DIST NO 1 COLO
REV SALES TAX SERIES 2004B (LOC: BNP PARIBAS SA)		0.46%		04/07/16	10,000,000	10,000,000
SHERIDAN REDEV AGY COLO TAX INCREAMENT REV
REV SPECIAL TAX SERIES 2011A1 (LOC: JPMORGAN CHASE BANK NA)		0.46%		04/07/16	3,205,000	3,205,000
						311,805,000
Connecticut 0.3%
CONNECTICUT ST HEALTH & EDL FACS A
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2016CT (LIQ: ROYAL BANK OF CANADA)	a	0.45%		04/07/16	4,000,000	4,000,000
REV UNIVERSITY (YALE UNIVERSITY) SERIES 2013A		1.35%		07/21/16	15,900,000	15,947,537
CONNECTICUT ST HSG FIN AUTH
REV HOUS SINGL SERIES 2015C-3 (LIQ: ROYAL BANK OF CANADA)		0.41%		04/07/16	5,500,000	5,500,000
REV MULTI FAM HOUSING SERIES 2016A-3 (LIQ: ROYAL BANK OF CANADA)		0.41%		04/07/16	2,000,000	2,000,000
CONNECTICUT STATE OF
GO SERIES 2011C		1.05%	04/07/16	05/15/16	11,810,000	11,818,478
GO SERIES 2015C (LIQ: TORONTO-DOMINION BANK/THE)	a	0.43%		04/07/16	2,000,000	2,000,000
						41,266,015
Delaware 0.1%
DELAWARE ST HEALTH FACS AUTH
REV HEALTHCARE (CHRISTIANA CARE HLTH SVCS) SERIES 2008A		0.34%		04/01/16	4,635,000	4,635,000
NEW CASTLE CNTY DEL
REV IDB & PCR (BERKSHIRE HATHAWAY INC) SERIES 2002		0.45%		04/07/16	1,985,000	1,985,000
						6,620,000
District of Columbia 1.5%
DISTRICT COLUMBIA HSG FIN AGY
REV MULTI FAM HOUSING SERIES 2012 (LOC: FEDERAL HOME LOAN BANKS)		0.43%		04/07/16	4,250,000	4,250,000
REV MULTI FAM HOUSING SERIES 2012 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.39%		04/07/16	5,000,000	5,000,000
DISTRICT OF COLUMBIA (WASHINGTON DC)
GO SERIES 2008E (LIQ: BANK OF AMERICA NA)	a	0.45%		04/07/16	6,030,000	6,030,000
GO SERIES 2014C (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	18,000,000	18,000,000
REV SPECIAL TAX (DISTRICT COLUMBIA INCOME TAX REV) SERIES 2012C (LIQ: BARCLAYS BANK PLC)	a	0.44%		04/07/16	8,310,000	8,310,000
REV SPECIAL TAX (DISTRICT COLUMBIA INCOME TAX REV) SERIES 2015 A		0.52%	04/07/16	12/01/16	54,395,000	54,394,403
REV STATE SERIES 2003 (LOC: BANK OF AMERICA NA)		0.45%		04/07/16	1,830,000	1,830,000
REV UNIVERSITY (AMERICAN UNIVERSITY) SERIES 2006A (LOC: ROYAL BANK OF CANADA)		0.43%		04/07/16	500,000	500,000
REV UNIVERSITY (CATHOLIC UNIVERSITY OF AMERICA) SERIES 2007 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.44%		04/07/16	7,760,000	7,760,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
DISTRICT OF COLUMBIA WTR & SWR AUTH
REV WATER & SEWER SERIES 1998 (LIQ: CITIBANK NA)	a	0.44%		04/07/16	6,200,000	6,200,000
REV WATER & SEWER SERIES 2009A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	9,130,000	9,130,000
REV WATER & SEWER SERIES 2009A (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	12,155,000	12,155,000
REV WATER & SEWER SERIES 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	28,025,000	28,025,000
REV WATER & SEWER SERIES 2014 B-1 (LIQ: TD BANK NA)		0.38%		04/07/16	12,125,000	12,125,000
REV WATER & SEWER SERIES 2014B-2 (LIQ: TD BANK NA)		0.40%		04/07/16	3,000,000	3,000,000
REV WATER & SEWER SERIES A		0.06%	04/05/16	11/25/16	17,000,000	17,000,000
						193,709,403
Florida 4.3%
ALACHUA CNTY FLA HSG FIN AUTH
REV MULTI FAM HOUSING SERIES 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.43%		04/07/16	6,495,000	6,495,000
BREVARD CNTY FLA HSG FIN AUTH
REV MULTI FAM HOUSING SERIES 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.43%		04/07/16	3,855,000	3,855,000
BROWARD CNTY FLA
REV TRANSPORTATION SERIES 2008 (LOC: ROYAL BANK OF CANADA)		0.46%		04/07/16	2,200,000	2,200,000
BROWARD CNTY FLA HSG FIN AUTH
REV MULTI FAM HOUSING (SAILBOAT BEND LP (MINN)) (LOC: CITIBANK NA)		0.41%		04/07/16	1,400,000	1,400,000
REV MULTI FAM HOUSING SERIES 2006 (LOC: CITIBANK NA)		0.43%		04/07/16	3,745,000	3,745,000
COLLIER CNTY FLA HSG FIN AUTH
REV MULTI FAM HOUSING SERIES 2001 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.42%		04/07/16	3,800,000	3,800,000
DUVAL CNTY FLA HSG FIN AUTH
REV MULTI FAM HOUSING SERIES 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		04/07/16	1,700,000	1,700,000
FLORIDA HSG FIN CORP
REV MULTI FAM HOUSING (HERITAGE POINTE PARTNERS LTD) SERIES 1999I-1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.43%		04/07/16	9,730,000	9,730,000
REV MULTI FAM HOUSING (TIMBERLINE PARTNERS LTD) SERIES 1999P (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.44%		04/07/16	5,835,000	5,835,000
REV MULTI FAM HOUSING SERIES 2002 A-1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	10,545,000	10,545,000
REV MULTI FAM HOUSING SERIES 2003K (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	5,620,000	5,620,000
REV MULTI FAM HOUSING SERIES 2004 H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		04/07/16	7,600,000	7,600,000
REV MULTI FAM HOUSING SERIES 2004F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		04/07/16	6,100,000	6,100,000
REV MULTI FAM HOUSING SERIES 2006 G (LOC: CITIBANK NA)		0.45%		04/07/16	3,660,000	3,660,000
REV MULTI FAM HOUSING SERIES 2007 I (LOC: CITIBANK NA)		0.46%		04/07/16	1,700,000	1,700,000
REV MULTI FAM HOUSING SERIES 2007H (LOC: CITIBANK NA)		0.45%		04/07/16	3,195,000	3,195,000
FLORIDA ST BRD ED
GO (FLORIDA STATE OF) SERIES 2006B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.40%		04/07/16	43,005,000	43,005,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GREATER ORLANDO AVIATION AUTH FLA
REV IDB & PCR (BERKSHIRE HATHAWAY INC) SERIES 2003A		0.41%		04/07/16	18,285,000	18,285,000
HILLSBOROUGH CNTY FLA HSG FIN AUTH
REV MULTI FAM HOUSING SERIES 2005 (LOC: CITIBANK NA)		0.43%		04/07/16	6,250,000	6,250,000
REV MULTI FAM HOUSING SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		04/07/16	20,270,000	20,270,000
HILLSBOROUGH CNTY FLA INDL DEV AUTH
REV LEASE REV (INDEPENDENT DAY SCHOOL) SERIES 2000 (LOC: BANK OF AMERICA NA)		0.55%		04/07/16	600,000	600,000
HILLSBOROUGH CNTY FLA SCH DIST
REV SCHOOL SERIES 2007 (LOC: WELLS FARGO & COMPANY)	a	0.43%		04/07/16	11,355,000	11,355,000
JACKSONVILLE FLA
REV PUBLIC SERVICES SERIES 2008-A (LOC: BANK OF AMERICA NA)		0.41%		04/07/16	13,990,000	13,990,000
JACKSONVILLE FLA HSG FIN AUTH
REV MULTI FAM HOUSING SERIES 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.46%		04/07/16	3,635,000	3,635,000
JEA
REV POWER (JEA FL ELEC SYS REV) SERIES THREE 2012B (LIQ: ROYAL BANK OF CANADA)	a	0.45%		04/07/16	5,000,000	5,000,000
MIAMI-DADE CNTY FLA
REV TRANSPORTATION SERIES 2014A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.42%		04/07/16	15,000,000	15,000,000
REV TRANSPORTATION SERIES 2014B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.43%		04/07/16	7,000,000	7,000,000
MIAMI-DADE CNTY FLA INDL DEV AUTH
REV IDB & PCR (BOEING CO) SERIES 1999 B		0.41%		04/07/16	20,230,000	20,230,000
REV IDB & PCR (BOEING CO) SERIES 1999A		0.41%		04/07/16	20,210,000	20,210,000
REV IDB & PCR SERIES 2004 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.60%		04/07/16	1,785,000	1,785,000
OCEAN HWY & PORT AUTH FLA
REV TRANSPORTATION SERIES 1990 (LOC: WELLS FARGO BANK NA)		0.55%		04/07/16	8,700,000	8,700,000
OKEECHOBEE FLA
REV WASTE/POLLUTION SERIES 1999 (LOC: WELLS FARGO BANK NA)		0.47%		04/07/16	2,800,000	2,800,000
ORANGE CNTY FLA HSG FIN AUTH
REV MULTI FAM HOUSING SERIES 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.42%		04/07/16	10,630,000	10,630,000
REV MULTI FAM HOUSING SERIES 2002 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.44%		04/07/16	7,060,000	7,060,000
REV MULTI FAM HOUSING SERIES 2002 E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.44%		04/07/16	8,145,000	8,145,000
REV MULTI FAM HOUSING SERIES 2004 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.44%		04/07/16	13,400,000	13,400,000
REV MULTI FAM HOUSING SERIES 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.44%		04/07/16	8,585,000	8,585,000
REV MULTI FAM HOUSING SERIES 2007G (LOC: FEDERAL HOME LOAN BANKS)		0.46%		04/07/16	8,020,000	8,020,000
REV MULTI FAM HOUSING SERIES 2007H (LOC: FEDERAL HOME LOAN BANKS)		0.46%		04/07/16	7,410,000	7,410,000
ORANGE CNTY FLA INDL DEV AUTH
REV SCHOOL SERIES 2007 (LOC: FEDERAL HOME LOAN BANKS)		0.34%		04/07/16	8,355,000	8,355,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ORLANDO & ORANGE CNTY EXPWY AUTH FLA
REV TRANSPORTATION SERIES 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.44%		04/07/16	32,545,000	32,545,000
REV TRANSPORTATION SERIES 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.45%		04/07/16	5,000,000	5,000,000
REV TRANSPORTATION SERIES 2007A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.44%		04/07/16	28,190,000	28,190,000
ORLANDO FLA UTILS COMMN
REV UTILITY SERIES 2008-1 (LIQ: JPMORGAN CHASE BANK NA)		0.40%		04/07/16	18,835,000	18,835,000
PALM BEACH CNTY FLA
REV EDUCATIONAL INSTITUTION (NORTON GALLERY AND SCHOOL OF ART INC) SERIES 1995 (LOC: NORTHERN TRUST COMPANY (THE))		0.45%		04/07/16	2,500,000	2,500,000
REV EDUCATIONAL INSTITUTION (NORTON GALLERY AND SCHOOL OF ART INC) SERIES 2000 (LOC: NORTHERN TRUST COMPANY (THE))		0.45%		04/07/16	8,800,000	8,800,000
REV HOSPITAL (HOSPICE OF PALM BEACH CNY INC) SERIES 2001 (LOC: NORTHERN TRUST COMPANY (THE))		0.48%		04/07/16	4,000,000	4,000,000
PALM BEACH CNTY FLA HSG FIN AUTH
REV MULTI FAM HOUSING SERIES 2007 (LOC: CITIBANK NA)		0.48%		04/07/16	2,810,000	2,810,000
PALM BEACH CNTY FLA SOLID WASTE AUTH
REV WASTE/POLLUTION SERIES 2009A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	4,545,000	4,545,000
PINELLAS CNTY FLA EDL FACS AUTH
REV UNIVERSITY SERIES 2007 (LOC: BANK OF AMERICA NA)		0.44%		04/07/16	7,075,000	7,075,000
PINELLAS CNTY FLA HSG FIN AUTH
REV MULTI FAM HOUSING SERIES 2011 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.43%		04/07/16	8,045,000	8,045,000
POLK CNTY FLA INDL DEV AUTH
REV IDB & PCR SERIES 2011 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.48%		04/07/16	295,000	295,000
SOUTH FLORIDA WTR MGMT DIST FLA
REV WATER & SEWER SERIES 2006 (LOC: US BANK NATIONAL ASSOCIATION)	a	0.44%		04/07/16	34,575,000	34,575,000
SOUTH MIAMI FLA HEALTH FACS AUTH
REV HOSPITAL (BAPTIST HEALTH SOUTH FLORIDA INC) SERIES 2007 (LIQ: CITIBANK NA)	a	0.43%		04/07/16	16,500,000	16,500,000
REV HOSPITAL (BAPTIST HEALTH SOUTH FLORIDA INC) SERIES 2007 (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	15,000,000	15,000,000
TALLAHASSEE FLA
REV POWER (TALLAHASSEE FLA ENERGY SYS REV) SERIES 2007 (LIQ: CITIBANK NA)	a	0.45%		04/07/16	20,000,000	20,000,000
TAMPA BAY WTR FLA
REV WATER & SEWER SERIES 2013 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	5,000,000	5,000,000
						560,615,000
Georgia 2.1%
ATLANTA GA (CITY OF)
REV WATER & SEWER (ATLANTA GA WTR & WASTEWTR REV) SERIES 2015 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	12,500,000	12,500,000
REV WATER & SEWER (ATLANTA GA WTR & WASTEWTR REV) SERIES 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	24,500,000	24,500,000
ATLANTA GA HSG AUTH
REV MULTI FAM HOUSING SERIES 1999 (LOC: BANK OF AMERICA NA)		0.53%		04/07/16	7,640,000	7,640,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ATLANTA GA URBAN RESIDENTIAL FIN AUTH
REV MULTI FAM HOUSING SERIES 1996 (LOC: BANK OF AMERICA NA)		0.53%		04/07/16	5,400,000	5,400,000
REV MULTI FAM HOUSING SERIES 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.50%		04/07/16	27,135,000	27,135,000
BARTOW CNTY GA DEV AUTH
REV IDB & PCR SERIES 2014 (LOC: COMERICA BANK)		0.50%		04/07/16	3,135,000	3,135,000
COBB CNTY GA KENNESTONE HOSP AUTH
REV HOSPITAL SERIES 2005A (LOC: BANK OF AMERICA NA)		0.45%		04/07/16	15,600,000	15,600,000
COLUMBIA CNTY GA DEV AUTH
REV MULTI FAM HOUSING SERIES 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	3,340,000	3,340,000
EAST POINT GA HSG AUTH
REV MULTI FAM HOUSING SERIES 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.52%		04/07/16	12,525,000	12,525,000
REV MULTI FAM HOUSING SERIES 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.47%		04/07/16	10,200,000	10,200,000
FULTON CNTY GA DEV AUTH
REV IDB & PCR (BERKSHIRE HATHAWAY INC) SERIES 1999B		0.45%		04/07/16	9,350,000	9,350,000
REV IDB & PCR SERIES 1 (GTY: BERKSHIRE HATHAWAY INC)		0.45%		04/07/16	3,040,000	3,040,000
HEARD CNTY GA DEV AUTH
REV IDB & PCR (OGLETHORPE POWER CORPORATION) SERIES 2009A (LOC: JPMORGAN CHASE BANK NA)		0.52%		04/07/16	2,600,000	2,600,000
LAWRENCEVILLE GA HSG AUTH
REV MULTI FAM HOUSING SERIES 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		04/07/16	6,600,000	6,600,000
MAIN STR NAT GAS INC GA GAS PROJ REV
REV UTILITY SERIES A1 (LOC: ROYAL BANK OF CANADA)		0.46%	04/07/16	06/01/16	35,355,000	35,355,000
REV UTILITY SERIES A2 (LOC: ROYAL BANK OF CANADA)		0.48%	04/01/16	08/01/16	32,850,000	32,850,000
MARIETTA GA HSG AUTH
REV MULTI FAM HOUSING SERIES 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.52%		04/07/16	14,300,000	14,300,000
MCDONOUGH GA HSG AUTH
REV MULTI FAM HOUSING SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		04/07/16	6,300,000	6,300,000
METROPOLITAN ATLANTA RAPID TRAN AUTH GA
REV SALES TAX SERIES 2007B (LOC: US BANK NATIONAL ASSOCIATION)	a	0.42%		04/07/16	20,215,000	20,215,000
WAYCROSS & WARE CNTY GA DEV AUTH
REV IDB & PCR SERIES 2007 (LOC: BANK OF AMERICA NA)		0.44%		04/07/16	7,500,000	7,500,000
WINDER-BARROW CNTY GA JT DEV AUTH
REV IDB & PCR SERIES 2007 (LOC: BANK OF AMERICA NA)		0.56%		04/07/16	5,560,000	5,560,000
WORTH CNTY GA INDL DEV AUTH
REV IDB & PCR SERIES 1996-B (LOC: FEDERAL HOME LOAN BANKS)		0.47%		04/07/16	2,500,000	2,500,000
						268,145,000
Hawaii 0.1%
HAWAII STATE OF
GO SERIES 2007DJ (ESCROW) (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.43%		04/07/16	5,000,000	5,000,000
GO SERIES 2011DZ (ESCROW) (LIQ: BANK OF AMERICA NA)	a	0.45%		04/07/16	2,000,000	2,000,000
						7,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Idaho 0.1%
CASSIA CNTY IDAHO INDL DEV CORP
REV IDB & PCR SERIES 2006 (LOC: COOPERATIEVE RABOBANK UA)		0.39%		04/07/16	7,000,000	7,000,000
REV IDB & PCR SERIES 2007 (LOC: COOPERATIEVE RABOBANK UA)		0.39%		04/07/16	1,700,000	1,700,000
IDAHO HEALTH FACILITIES AUTHORITY
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2013ID		0.14%		06/01/16	4,000,000	4,000,000
						12,700,000
Illinois 4.5%
CAROL STREAM ILL
REV MULTI FAM HOUSING SERIES 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.44%		04/07/16	8,615,000	8,615,000
CHICAGO (CITY OF)
REV MULTI FAM HOUSING (CHURCHVIEW SUPPORTIVE LIVING LP) SERIES 2003 (LOC: BMO HARRIS BANK NA)		0.44%		04/07/16	1,000,000	1,000,000
REV MULTI FAM HOUSING (RENAISSANCE SAINT LUKE L P) SERIES 2004A (LOC: BMO HARRIS BANK NA)		0.48%		04/07/16	3,235,000	3,235,000
REV MULTI FAM HOUSING SERIES 1999A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.42%		04/07/16	5,755,000	5,755,000
REV MULTI FAM HOUSING SERIES 2008 (LOC: BMO HARRIS BANK NA)		0.44%		04/07/16	7,000,000	7,000,000
REV WATER & SEWER (CHICAGO IL WATER SYSTEM) SERIES 2004-2 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.53%		04/07/16	25,250,000	25,250,000
REV WATER & SEWER (CHICAGO IL WATER SYSTEM) SERIES 2004-3 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.49%		04/07/16	2,910,000	2,910,000
CHICAGO IL MIDWAY ARPT
REV AIRPORT SERIES 2004 C-1 (LOC: BANK OF MONTREAL)		0.42%		04/07/16	49,800,000	49,800,000
CHICAGO ILL MET WTR RECLAMATION DIST
GO SERIES 2014A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.46%		04/07/16	2,945,000	2,945,000
GO SERIES 2014A&C (LIQ: MORGAN STANLEY BANK NA)	a	0.51%		04/07/16	17,865,000	17,865,000
ILLINOIS FINANCE AUTHORITY
REV HEALTHCARE (REGENCY PARK AT LINCOLNWOOD IL) SERIES 1991B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	8,274,000	8,274,000
REV HEALTHCARE SERIES 1996A (LOC: JPMORGAN CHASE BANK NA)		0.48%		04/07/16	11,500,000	11,500,000
REV HOSPITAL (ADVOCATE HLTH CARE NETWORK) SERIES 2008C-3B		0.35%		07/21/16	5,245,000	5,245,000
REV HOSPITAL (CARLE FOUNDATION IL) SERIES 2009-D (LOC: JPMORGAN CHASE BANK NA)		0.43%		04/07/16	10,000,000	10,000,000
REV HOSPITAL (LITTLE CO OF MARY HOSP HLTH CARE CTRS-IL) SERIES 2008A (LOC: BARCLAYS BANK PLC)		0.42%		04/07/16	9,600,000	9,600,000
REV HOSPITAL (LITTLE CO OF MARY HOSP HLTH CARE CTRS-IL) SERIES 2008B (LOC: BARCLAYS BANK PLC)		0.42%		04/07/16	4,800,000	4,800,000
REV HOSPITAL (NORTHSHORE UNIV HLTHSYS) SERIES 2010 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	3,000,000	3,000,000
REV HOSPITAL (NORTHWESTERN MEM HOSP) SERIES 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	6,000,000	6,000,000
REV HOSPITAL (NORTHWESTERN MEM HOSP) SERIES 2013 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	16,280,000	16,280,000
REV IDB & PCR (A.E. STALEY MANUFACTURING CO) SERIES 1985 (LOC: COOPERATIEVE RABOBANK UA)		0.46%		04/07/16	7,500,000	7,500,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV IDB & PCR (BISON GEAR & ENGINEERING CO) SERIES 2010 (LOC: BMO HARRIS BANK NA)		0.41%		04/07/16	5,380,000	5,380,000
REV IDB & PCR (KOREX CORP) SERIES 1990 (LOC: NORTHERN TRUST COMPANY (THE))		0.60%		04/07/16	4,000,000	4,000,000
REV LEASE REV (F C HARRIS PAVILION APT L P) SERIES 1994 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.48%		04/07/16	22,310,000	22,310,000
REV MULTI FAM HOUSING (AUTUMN RIDGE APTS LP) SERIES 2005 A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		04/07/16	5,630,000	5,630,000
REV MULTI FAM HOUSING (CONCORDIA PLACE APTS LP) SERIES 2013A (LOC: BMO HARRIS BANK NA)		0.65%		04/07/16	5,725,000	5,725,000
REV MULTI FAM HOUSING (NEW VISTAS II APARTMENTS) SERIES 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		04/07/16	8,500,000	8,500,000
REV MULTI FAM HOUSING (RIVER OAKS PARTNERS) SERIES 1989 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.48%		04/07/16	32,000,000	32,000,000
REV PUBLIC SERVICES SERIES 2001 (LOC: BMO HARRIS BANK NA)		0.50%		04/07/16	25,700,000	25,700,000
REV RECREATION/TOURISM (CHICAGO SYMPHONY ORCHESTRA) SERIES 1994 (LOC: NORTHERN TRUST COMPANY (THE))		0.40%		04/07/16	28,600,000	28,600,000
REV SCHOOL (FENWICK HIGH SCHOOL IL) SERIES 1997 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.36%		04/07/16	1,750,000	1,750,000
REV SCHOOL (FENWICK HIGH SCHOOL IL) SERIES 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.43%		04/07/16	15,635,000	15,635,000
REV SCHOOL (LAKE FOREST ILL SCH DIST NO 67) SERIES 1994 (LOC: NORTHERN TRUST COMPANY (THE))		0.48%		04/07/16	4,000,000	4,000,000
REV SCHOOL (RICHARD H DRIEHAUS MUSEUM IL) SERIES 2005 (LOC: NORTHERN TRUST COMPANY (THE))		0.48%		04/07/16	3,800,000	3,800,000
REV UNIVERSITY (LAKE FOREST COLLEGE) SERIES 2008 (LOC: NORTHERN TRUST COMPANY (THE))		0.48%		04/07/16	2,500,000	2,500,000
REV UNIVERSITY (UNIVERSITY OF CHICAGO) SERIES 2013A (LIQ: CREDIT SUISSE AG)	a	0.54%		04/07/16	3,760,000	3,760,000
REV UNIVERSITY (UNIVERSITY OF CHICAGO) SERIES 2015A (LIQ: BARCLAYS BANK PLC)	a	0.44%		04/07/16	16,200,000	16,200,000
REV WASTE/POLLUTION (KUUSAKOSKI US LLC) SERIES 2013 (LOC: FIFTH THIRD BANK)		0.51%		04/07/16	4,900,000	4,900,000
ILLINOIS HEALTH FACS AUTH
REV HOSPITAL (ADVOCATE HLTH CARE NETWORK) SERIES 2003C		0.27%		05/05/16	13,170,000	13,170,000
ILLINOIS HSG DEV AUTH
REV MULTI FAM HOUSING (PONTIAC TOWERS ASSOC III L P) SERIES 2005 (LOC: BMO HARRIS BANK NA)		0.65%		04/07/16	3,145,000	3,145,000
ILLINOIS ST TOLL HWY AUTH
REV TOLLS SERIES 2008 A2 (LIQ: JPMORGAN CHASE BANK NA)		0.43%		04/07/16	9,400,000	9,400,000
REV TOLLS SERIES 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	5,625,000	5,625,000
REV TOLLS SERIES 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	5,105,000	5,105,000
REV TOLLS SERIES 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.46%		04/07/16	9,745,000	9,745,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV TOLLS SERIES 2014D (LIQ: ROYAL BANK OF CANADA)	a	0.47%		04/07/16	4,170,000	4,170,000
REV TOLLS SERIES 2015B (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	15,555,000	15,555,000
ILLINOIS STATE OF
GO SERIES 2003B-1 (LOC: JPMORGAN CHASE BANK NA)		0.55%		04/07/16	29,700,000	29,700,000
GO SERIES 2003B-2 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.38%		04/07/16	21,000,000	21,000,000
GO SERIES 2003B-4 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.50%		04/07/16	13,800,000	13,800,000
LAKE CNTY ILL
REV MULTI FAM HOUSING SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.39%		04/07/16	2,000,000	2,000,000
MC COOK ILL
REV HEALTHCARE SERIES 1996A (LOC: NORTHERN TRUST COMPANY (THE))		0.45%		04/07/16	2,200,000	2,200,000
PALATINE ILL
REV PUBLIC SERVICES SERIES 1998 (LOC: FEDERAL HOME LOAN BANKS)		0.48%		04/07/16	5,000,000	5,000,000
REGIONAL TRANSN AUTH ILL
REV SALES TAX SERIES 2002A (LIQ: WELLS FARGO & COMPANY)	a	0.43%		04/07/16	9,090,000	9,090,000
SOUTHWESTERN ILL DEVELOPMENT AUTHORITY
REV IDB & PCR SERIES 2004 (LOC: US BANK NATIONAL ASSOCIATION)		0.46%		04/07/16	6,860,000	6,860,000
ST CLAIR CNTY ILL
REV MULTI FAM HOUSING SERIES 1994 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.42%		04/07/16	15,550,000	15,550,000
WILL CNTY ILL CMNTY UNIT SCH DIST NO 365-U VALLEY VIEW
GO SERIES 2005 (LOC: WELLS FARGO & COMPANY)	a	0.44%		04/07/16	18,105,000	18,105,000
						586,184,000
Indiana 2.5%
DEARBORN CNTY IND
REV HOSPITAL SERIES 2006 (LOC: FIFTH THIRD BANK)		0.49%		04/07/16	5,840,000	5,840,000
GIBSON CNTY IND
REV IDB & PCR (TOYOTA MOTOR CREDIT CORP) SERIES 1997		0.41%		04/07/16	10,000,000	10,000,000
REV IDB & PCR (TOYOTA MOTOR CREDIT CORP) SERIES 1998		0.41%		04/07/16	10,000,000	10,000,000
REV IDB & PCR (TOYOTA MOTOR CREDIT CORP) SERIES 2001B		0.41%		04/07/16	10,000,000	10,000,000
REV WASTE/POLLUTION (TOYOTA MOTOR CREDIT CORP) SERIES 1999 A		0.41%		04/07/16	10,000,000	10,000,000
REV WASTE/POLLUTION (TOYOTA MOTOR CREDIT CORP) SERIES 2000A		0.41%		04/07/16	10,000,000	10,000,000
REV WASTE/POLLUTION (TOYOTA MOTOR CREDIT CORP) SERIES 2001B		0.41%		04/07/16	10,000,000	10,000,000
INDIANA HEALTH & EDL FAC FING AUTH
REV HOSPITAL (ASCENSION HEALTH ALLIANCE) SERIES 2006 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.43%		04/07/16	15,400,000	15,400,000
REV HOSPITAL (ASCENSION HEALTH ALLIANCE) SERIES 2006B1		4.10%		11/03/16	5,000,000	5,108,028
INDIANA HOUSING & COMMUNITY DEVELOPMENT AUTHORITY
REV HOUS SINGL SERIES 2007A (LIQ: JPMORGAN CHASE BANK NA)	a	0.50%		04/07/16	2,070,000	2,070,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
INDIANA ST FINANCE AUTHORITY
REV HEALTHCARE SERIES 2011L&M (LOC: ROYAL BANK OF CANADA)	a	0.44%		04/07/16	8,020,000	8,020,000
REV HOSPITAL (ASCENSION HEALTH ALLIANCE) SERIES 2008		0.39%		04/07/16	29,600,000	29,600,000
REV HOSPITAL (ASCENSION HEALTH ALLIANCE) SERIES 2008E-8		0.38%		04/07/16	10,000,000	10,000,000
REV HOSPITAL (FRANCISCAN ALLIANCE INC) SERIES 2009A (LIQ: BANK OF AMERICA NA)	a	0.43%		04/07/16	10,000,000	10,000,000
REV HOSPITAL (FRANCISCAN ALLIANCE INC) SERIES 2016B (LIQ: TORONTO-DOMINION BANK/THE)	a	0.43%		04/07/16	2,500,000	2,500,000
REV HOSPITAL (INDIANA UNIVERSITY HEALTH) SERIES 2016 B (LOC: BMO HARRIS BANK NA)		0.50%		04/07/16	4,550,000	4,550,000
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2008D-1		0.40%		04/07/16	10,000,000	10,000,000
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2009A & 2010B (LIQ: JPMORGAN CHASE BANK NA)	a	0.46%		04/07/16	16,750,000	16,750,000
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	5,500,000	5,500,000
REV HOSPITAL SERIES 2011C (LOC: NORTHERN TRUST COMPANY (THE))		0.40%		04/07/16	8,710,000	8,710,000
REV IDB & PCR SERIES 2012B (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.48%		04/07/16	10,500,000	10,500,000
REV UNIVERSITY (DEPAUW UNIVERSITY IN) SERIES 2008-A (LOC: NORTHERN TRUST COMPANY (THE))		0.40%		04/07/16	26,000,000	26,000,000
INDIANAPOLIS IND
REV MULTI FAM HOUSING SERIES 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	8,975,000	8,975,000
REV MULTI FAM HOUSING SERIES 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.48%		04/07/16	27,400,000	27,400,000
REV MULTI FAM HOUSING SERIES 2008 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.48%		04/07/16	10,000,000	10,000,000
JASPER CNTY IND
REV IDB & PCR SERIES 2002 (LOC: AGRIBANK FCB)		0.39%		04/07/16	5,275,000	5,275,000
LAFAYETTE IND
REV WASTE/POLLUTION SERIES 2006 (LOC: COOPERATIEVE RABOBANK UA)		0.49%		04/07/16	24,200,000	24,200,000
LAWRENCEBURG IND
REV IDB & PCR (INDIANA MICHIGAN POWER CO) SERIES 2008-H (LOC: BANK OF NOVA SCOTIA)		0.42%		04/07/16	5,500,000	5,500,000
ROCKPORT IND
REV IDB & PCR SERIES 1995A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.42%		04/07/16	9,500,000	9,500,000
ST JOSEPH CNTY IND
REV IDB & PCR SERIES 1997C (LOC: FEDERAL HOME LOAN BANKS)		0.78%		04/07/16	1,880,000	1,880,000
						323,278,028
Iowa 1.2%
IOWA ST BRD OF REGTS
REV HOSPITAL (UNIVERSITY OF IOWA HOSPITAL) SERIES 2012 (LIQ: ROYAL BANK OF CANADA)	a	0.45%		04/07/16	21,000,000	21,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
IOWA ST FINANCE AUTHORITY
REV HOSPITAL SERIES 2013B-2 (LOC: MUFG UNION BANK NA)		0.39%		04/07/16	12,010,000	12,010,000
REV HOUS SINGL (IOWA FINANCE AUTHORITY - 1991 SF RESOLUTION) SERIES 2015 B (LIQ: FEDERAL HOME LOAN BANKS)		0.48%		04/07/16	10,000,000	10,000,000
REV IDB & PCR (CARGILL INC) SERIES 2009A		0.46%		04/07/16	28,095,000	28,095,000
REV IDB & PCR (CARGILL INC) SERIES 2009B		0.46%		04/07/16	20,078,000	20,078,000
REV IDB & PCR (CARGILL INC) SERIES 2012A		0.46%		04/07/16	31,300,000	31,300,000
REV IDB & PCR SERIES 2012 (LOC: US BANK NATIONAL ASSOCIATION)		0.47%		04/07/16	25,000,000	25,000,000
REV MULTI FAM HOUSING SERIES 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		04/07/16	9,955,000	9,955,000
						157,438,000
Kansas 0.3%
BURLINGTON KANS
REV IDB & PCR SERIES 2007B (LOC: MIZUHO BANK LTD)		0.45%		04/07/16	12,000,000	12,000,000
KANSAS ST DEV FIN AUTH
REV HOSPITAL (SISTERS OF CHARITY OF LEAVENWORTH HLTH SVCS CORP) SERIES 2010A (LIQ: JPMORGAN CHASE BANK NA)	a	0.46%		04/07/16	12,715,000	12,715,000
REV MULTI FAM HOUSING SERIES 2004 B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		04/07/16	9,285,000	9,285,000
						34,000,000
Kentucky 0.6%
BOYLE CNTY KY
REV UNIVERSITY (CENTRE COLLEGE OF KENTUCKY) SERIES 2008A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.42%		04/07/16	4,000,000	4,000,000
CARROLL CNTY KY
REV WASTE/POLLUTION SERIES 2000 (LOC: BANK OF AMERICA NA)		0.41%		04/07/16	15,790,000	15,790,000
REV WASTE/POLLUTION SERIES 2006B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.33%		04/07/16	20,000,000	20,000,000
HOPKINS CNTY KY
REV IDB & PCR SERIES 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.52%		04/07/16	1,750,000	1,750,000
HOPKINSVILLE KY
REV IDB & PCR SERIES 2013A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.49%		04/07/16	5,000,000	5,000,000
KENTON CNTY KY ARPT BRD
REV IDB & PCR (BERKSHIRE HATHAWAY INC) SERIES 2001A		0.45%		04/07/16	4,400,000	4,400,000
KENTUCKY HIGHER ED STUDENT LN CORP
REV STUDENT LOANS SERIES 2008A-1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.41%		04/07/16	12,315,000	12,315,000
REV STUDENT LOANS SERIES 2008A-2 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.41%		04/07/16	12,425,000	12,425,000
KENTUCKY HSG CORP
REV MULTI FAM HOUSING SERIES 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.53%		04/07/16	3,600,000	3,600,000
RICHMOND KY
REV IDB & PCR SERIES 1995 (LOC: BANK OF AMERICA NA)		0.62%		04/07/16	500,000	500,000
						79,780,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Louisiana 0.8%
ASCENSION PARISH LA INDL DEV BRD INC
REV IDB & PCR (BASF CORP) SERIES 2009		0.48%		04/07/16	15,000,000	15,000,000
LOUISIANA HSG FIN AGY
REV MULTI FAM HOUSING SERIES 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		04/07/16	2,840,000	2,840,000
REV MULTI FAM HOUSING SERIES 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.52%		04/07/16	13,680,000	13,680,000
REV MULTI FAM HOUSING SERIES 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.52%		04/07/16	6,400,000	6,400,000
REV MULTI FAM HOUSING SERIES 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.41%		04/07/16	8,510,000	8,510,000
LOUISIANA LOC GOVT ENVIRONMENTAL FACS & CMNTY DEV AUTH
REV WASTE/POLLUTION (BASF CORP) SERIES 2001		0.48%		04/07/16	4,000,000	4,000,000
LOUISIANA PUB FACS AUTH
REV HOSPITAL (INTER-CMNTY HLTH CARE INC) SERIES 1999 (LOC: BANK OF NEW YORK MELLON/THE)		0.45%		04/07/16	4,960,000	4,960,000
LOUISIANA STATE OF
GO BOND ANTICIPATION NOTE SERIES 2016A (LOC: JPMORGAN CHASE BANK NA)	a	0.35%		04/01/16	33,515,000	33,515,000
PLAQUEMINES LA PORT HBR & TERM DIST
REV TRANSPORTATION SERIES 1984 B (LOC: WELLS FARGO BANK NA)		0.85%		03/14/17	20,000,000	20,000,000
						108,905,000
Maine 0.1%
DOVER & FOXCROFT ME
REV IDB & PCR SERIES 2005 (LOC: WELLS FARGO BANK NA)		0.39%		04/07/16	1,510,000	1,510,000
MAINE STATE HOUSING AUTHORITY
REV HOUS SINGL SERIES 2015 (LIQ: CITIBANK NA)		0.40%		04/07/16	15,000,000	15,000,000
						16,510,000
Maryland 1.1%
BALTIMORE MD
REV WATER & SEWER (BALTIMORE WATER SYSTEM) SERIES 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	1,965,000	1,965,000
BLACKROCK MARYLAND MUNICIPAL BOND TRUST
SERIES W-7 (LOC: CITIBANK NA)	a	0.49%		04/07/16	6,200,000	6,200,000
MARYLAND COMMUNITY DEVELOPMENT ADMINISTRATION-1997 INDENTURE
REV HOUS SINGL SERIES 2005E, 2006B,F,I&L, 2007D&H (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	5,085,000	5,085,000
MARYLAND HEALTH AND HIGHER EDUCATIONAL FACILITIES AUTHORITY
REV UNIVERSITY (JOHNS HOPKINS UNIVERSITY) SERIES 2005A		0.38%		04/07/16	12,920,000	12,920,000
MARYLAND ST CMNTY DEV ADMIN
REV HOUS SINGL SERIES 2006D&2007B (LIQ: WELLS FARGO & COMPANY)	a	0.44%		04/07/16	8,490,000	8,490,000
REV MULTI FAM HOUSING SERIES 2005 A (LOC: CITIBANK NA)		0.42%		04/07/16	12,330,000	12,330,000
REV MULTI FAM HOUSING SERIES 2007B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.48%		04/07/16	4,750,000	4,750,000
REV MULTI FAM HOUSING SERIES 2008 B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		04/07/16	7,200,000	7,200,000
REV MULTI FAM HOUSING SERIES 2008 C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		04/07/16	4,675,000	4,675,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MARYLAND ST INDL DEV FING AUTH
REV IDB & PCR SERIES 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.36%		04/07/16	8,555,000	8,555,000
MONTGOMERY CNTY MD
REV HEALTHCARE (TRINITY HEALTH CREDIT GROUP) SERIES 2013MD		0.14%		06/01/16	37,500,000	37,500,000
MONTGOMERY CNTY MD HSG OPPNTYS COMMN
REV HOUSING SERIES 2005-I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.42%		04/07/16	31,650,000	31,650,000
						141,320,000
Massachusetts 1.1%
COMMONWEALTH OF MASSACHUSETTS
GO SERIES 16ZF0377 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		04/07/16	2,880,000	2,880,000
GO SERIES 2015 (LOC: JPMORGAN CHASE BANK NA)	a	0.35%		04/01/16	4,000,000	4,000,000
GO SERIES 2015B (LOC: JPMORGAN CHASE BANK NA)	a	0.35%		04/01/16	8,000,000	8,000,000
GO SERIES 2016A (LIQ: BANK OF AMERICA NA)	a	0.43%		04/07/16	10,000,000	10,000,000
MASSACHUSETTS BAY TRANS AUTH SALES TAX
REV SALES TAX SERIES 2008 A-2 (LIQ: JPMORGAN CHASE BANK NA)		0.42%		04/07/16	2,000,000	2,000,000
MASSACHUSETTS BAY TRANSPORTATION AUTHORITY
REV TRANSPORTATION (COMMONWEALTH OF MASSACHUSETTS) SERIES 2000A-1 (LIQ: BARCLAYS BANK PLC)		0.39%		04/07/16	11,520,000	11,520,000
MASSACHUSETTS DEPARTMENT OF TRANSPORTATION
REV APPROPRIATION (COMMONWEALTH OF MASSACHUSETTS) SERIES 2010A-7 (LIQ: TD BANK NA)		0.38%		04/07/16	7,380,000	7,380,000
MASSACHUSETTS DEVELOPMENT FINANCE AGENCY
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES 2016Q (LIQ: CITIBANK NA)	a	0.43%		04/07/16	2,000,000	2,000,000
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES 2016Q (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	1,000,000	1,000,000
MASSACHUSETTS SCHOOL BUILDING AUTHORITY
REV SALES TAX SERIES 2012B (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	3,330,000	3,330,000
MASSACHUSETTS ST DEV FIN AGY
REV HEALTHCARE (SYMMES LIFE CARE INC DBA BROOKHAVEN AT LEXINGTON) SERIES 2005B (LOC: BANK OF AMERICA NA)		0.53%		04/07/16	1,170,000	1,170,000
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES 2015O-1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	2,665,000	2,665,000
REV MULTI FAM HOUSING (ASN READING LLC) SERIES 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		04/07/16	12,560,000	12,560,000
REV UNIVERSITY (HARVARD UNIVERSITY) SERIES 2010B2 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	1,000,000	1,000,000
MASSACHUSETTS ST HEALTH & EDL FACS AUTH
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES 2010J1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	3,000,000	3,000,000
REV UNIVERSITY (UNIVERSITY OF MASSACHUSETTS) SERIES 2007E&F (ESCROW) (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.40%		04/07/16	14,815,000	14,815,000
MASSACHUSETTS ST HSG FIN AGY
REV HOUS SINGL SERIES 2010B (LIQ: BARCLAYS BANK PLC)	a	0.45%		04/07/16	3,020,000	3,020,000
REV MULTI FAM HOUSING SERIES 2007A&C (LIQ: CITIBANK NA)	a	0.45%		04/07/16	11,235,000	11,235,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV MULTI FAM HOUSING SERIES 2010C (LIQ: CITIBANK NA)	a	0.45%		04/07/16	8,895,000	8,895,000
REV MULTI FAM HOUSING SERIES 2013F (LOC: TD BANK NA)		0.33%		04/07/16	13,140,000	13,140,000
MASSACHUSETTS ST WTR RES AUTH
REV WATER & SEWER SERIES 2008 F (LIQ: BANK OF NEW YORK MELLON/THE)		0.38%		04/07/16	20,000,000	20,000,000
						143,610,000
Michigan 2.5%
KENT HOSP FIN AUTH MICH
REV HOSPITAL (METROPOLITAN HOSPITAL) SERIES 2012 (LOC: BANK OF AMERICA NA)		0.42%		04/07/16	11,000,000	11,000,000
MICHIGAN ST HOSP FIN AUTH
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2005 F		0.40%		04/07/16	7,525,000	7,525,000
MICHIGAN ST STRATEGIC FUND
REV IDB & PCR (APOGEE ENTERPRISES, INC.) SERIES 2012 (LOC: COMERICA BANK)		0.53%		04/07/16	10,000,000	10,000,000
REV IDB & PCR SERIES 2010 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.43%		04/07/16	18,475,000	18,475,000
REV PUBLIC SERVICES SERIES 2004 (LOC: COMERICA BANK)		0.46%		04/07/16	10,930,000	10,930,000
REV RECREATION/TOURISM SERIES 2005 (LOC: COMERICA BANK)		0.46%		04/07/16	3,685,000	3,685,000
REV WASTE/POLLUTION SERIES 2006 (LOC: WELLS FARGO BANK NA)		0.39%		04/07/16	3,000,000	3,000,000
MICHIGAN STATE FINANCE AUTHORITY
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2013MI-1		0.14%		06/01/16	4,465,000	4,465,000
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2013MI3 (LOC: ROYAL BANK OF CANADA)	a	0.44%		04/07/16	15,000,000	15,000,000
REV STUDENT LOANS SERIES 22-A (LOC: STATE STREET BANK AND TRUST COMPANY)		0.50%		04/07/16	12,700,000	12,700,000
MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY
REV HOUSING SERIES 2006D (LIQ: BANK OF AMERICA NA)	a	0.51%		04/07/16	2,880,000	2,880,000
REV MULTI FAM HOUSING SERIES 2000 A (LIQ: JPMORGAN CHASE BANK NA)		0.55%		04/07/16	36,140,000	36,140,000
REV MULTI FAM HOUSING SERIES 2005A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.42%		04/07/16	58,665,000	58,665,000
REV MULTI FAM HOUSING SERIES 2006D (LIQ: BANK OF AMERICA NA)	a	0.71%		04/07/16	1,830,000	1,830,000
REV MULTI FAM HOUSING SERIES 2007 C (LIQ: JPMORGAN CHASE BANK NA)		0.52%		04/07/16	32,480,000	32,480,000
REV MULTI FAM HOUSING SERIES 2008C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.44%		04/07/16	13,450,000	13,450,000
REV MULTI FAM HOUSING SERIES 2008D (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.42%		04/07/16	56,105,000	56,105,000
MICHIGAN STATE UNIVERSITY
REV UNIVERSITY SERIES 2000A-1 (LIQ: ROYAL BANK OF CANADA)		0.49%		04/07/16	13,095,000	13,095,000
REV UNIVERSITY SERIES 2005 (LIQ: ROYAL BANK OF CANADA)		0.49%		04/07/16	2,500,000	2,500,000
REGENTS OF THE UNIVERSITY OF MICHIGAN
REV UNIVERSITY SERIES 2015 (LIQ: CITIBANK NA)	a	0.43%		04/07/16	1,300,000	1,300,000
REV UNIVERSITY SERIES J-2		0.04%	04/04/16	10/29/16	13,000,000	13,000,000
						328,225,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Minnesota 0.6%
CRYSTAL MINN
REV MULTI FAM HOUSING SERIES 1997 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.40%		04/07/16	3,582,000	3,582,000
EAST GRAND FORKS MINN
REV WASTE/POLLUTION SERIES 2009 (LOC: COBANK ACB)		0.42%		04/07/16	16,110,000	16,110,000
HENNEPIN CNTY MINN HSG & REDEV AUTH
REV MULTI FAM HOUSING SERIES 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.51%		04/07/16	9,250,000	9,250,000
REV MULTI FAM HOUSING SERIES 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		04/07/16	2,800,000	2,800,000
MINNESOTA ST HSG FIN AGY
REV HOUS SINGL SERIES 2009F (LIQ: FEDERAL HOME LOAN BANKS)		0.46%		04/07/16	2,995,000	2,995,000
REV HOUSING SERIES 2003B (LIQ: ROYAL BANK OF CANADA)		0.46%		04/07/16	4,500,000	4,500,000
MINNETONKA MINN
REV MULTI FAM HOUSING SERIES 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	6,130,000	6,130,000
ROCHESTER MINN
REV HEALTHCARE (MAYO CLINIC) SERIES 2008B (LIQ: NORTHERN TRUST COMPANY (THE))		0.35%		04/07/16	1,600,000	1,600,000
ST LOUIS PARK MINN
REV MULTI FAM HOUSING SERIES 2010A (LOC: WELLS FARGO BANK NA)		0.42%		04/07/16	2,845,000	2,845,000
WESTERN MINN MUN PWR AGY MINN
REV POWER SERIES 2006A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.44%		04/07/16	26,965,000	26,965,000
						76,777,000
Mississippi 0.3%
JACKSON CNTY MISS
REV WATER & SEWER (CHEVRON CORP) SERIES 1994		0.25%		08/01/16	11,840,000	11,840,000
MISSISSIPPI BUSINESS FINANCE CORP
REV IDB & PCR SERIES 2005 (LOC: BANK OF AMERICA NA)		0.57%		04/07/16	2,730,000	2,730,000
MISSISSIPPI DEV BK
REV TRANSPORTATION (MISSISSIPPI STATE OF) SERIES 2012 (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	3,200,000	3,200,000
MISSISSIPPI HOME CORP
REV MULTI FAM HOUSING SERIES 2008-1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.51%		04/07/16	5,360,000	5,360,000
REV MULTI FAM HOUSING SERIES 2008-2 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.52%		04/07/16	5,000,000	5,000,000
MISSISSIPPI STATE OF
GO SERIES 2007B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.43%		04/07/16	13,370,000	13,370,000
						41,500,000
Missouri 1.2%
BLUE SPRINGS MO INDL DEV AUTH
REV MULTI FAM HOUSING SERIES 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.40%		04/07/16	7,600,000	7,600,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
KANSAS CITY MO INDL DEV AUTH
REV MULTI FAM HOUSING SERIES 1986 (LOC: WELLS FARGO BANK NA)		0.42%		04/07/16	18,400,000	18,400,000
REV MULTI FAM HOUSING SERIES 2006 (LOC: BANK OF AMERICA NA)		0.48%		04/07/16	9,975,000	9,975,000
METROPOLITAN ST LOUIS MO SWR DIST
REV WATER & SEWER SERIES 2015B (LIQ: CITIBANK NA)	a	0.43%		04/07/16	2,670,000	2,670,000
REV WATER & SEWER SERIES 2015B (LIQ: ROYAL BANK OF CANADA)	a	0.45%		04/07/16	2,500,000	2,500,000
MISSOURI ST HEALTH & EDL FACS AUTH
REV HOSPITAL (ASCENSION HEALTH ALLIANCE) SERIES 2003C-3		0.38%		04/07/16	5,200,000	5,200,000
REV HOSPITAL (ASCENSION HEALTH ALLIANCE) SERIES 2008C-4		0.38%		04/07/16	9,665,000	9,665,000
REV HOSPITAL (BJC HEALTH SYSTEM) SERIES 2013B (LIQ: ROYAL BANK OF CANADA)	a	0.44%		04/07/16	16,000,000	16,000,000
PALMYRA MO INDL DEV AUTH
REV WASTE/POLLUTION (BASF CORP) SERIES 2002		0.48%		04/07/16	6,000,000	6,000,000
ST CHARLES CNTY MO PUB WTR SUPPLY DIST NO 2
REV WATER & SEWER SERIES 2005 (LOC: BANK OF AMERICA NA)		0.42%		04/07/16	7,295,000	7,295,000
ST LOUIS CNTY MO INDL DEV AUTH
REV IDB & PCR SERIES 1997 A (LOC: BANK OF AMERICA NA)		0.62%		04/07/16	700,000	700,000
REV MULTI FAM HOUSING SERIES 1995 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		04/07/16	7,435,000	7,435,000
REV MULTI FAM HOUSING SERIES 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		04/07/16	4,000,000	4,000,000
REV MULTI FAM HOUSING SERIES 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		04/07/16	9,500,000	9,500,000
REV MULTI FAM HOUSING SERIES 2003 (LOC: FEDERAL HOME LOAN BANKS)		0.45%		04/07/16	15,865,000	15,865,000
REV MULTI FAM HOUSING SERIES 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		04/07/16	20,475,000	20,475,000
WASHINGTON MO INDL DEV AUTH
REV IDB & PCR SERIES 2006-A (LOC: US BANK NATIONAL ASSOCIATION)		0.45%		04/07/16	5,740,000	5,740,000
						149,020,000
Nebraska 0.5%
DOUGLAS CNTY NEB HOSP AUTH NO 3
REV HOSPITAL (NEBRASKA METHODIST HLTH SYSTEMS INC) SERIES 2008 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.44%		04/07/16	5,265,000	5,265,000
NEBRASKA INVESTMENT FINANCE AUTHORITY
REV HOUS SINGL SERIES 2014B (LIQ: FEDERAL HOME LOAN BANKS)		0.50%		04/07/16	16,900,000	16,900,000
REV HOUS SINGL SERIES 2015B (LIQ: FEDERAL HOME LOAN BANKS)		0.50%		04/07/16	17,100,000	17,100,000
REV MULTI FAM HOUSING SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.46%		04/07/16	8,950,000	8,950,000
WASHINGTON CNTY NEB
REV IDB & PCR (CARGILL INC) SERIES 2010		0.46%		04/07/16	7,000,000	7,000,000
REV IDB & PCR (CARGILL INC) SERIES 2010B		0.46%		04/07/16	10,000,000	10,000,000
						65,215,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nevada 1.6%
CLARK CNTY NEV
REV IDB & PCR SERIES 2009A (LOC: BANK OF AMERICA NA)		0.43%		04/07/16	11,500,000	11,500,000
REV IDB & PCR SERIES 2011 (LOC: BANK OF AMERICA NA)		0.41%		04/07/16	9,780,000	9,780,000
REV TRANSPORTATION (CLARK CNTY NEV ARPT) SERIES 2007A2 (LOC: US BANK NATIONAL ASSOCIATION)	a	0.44%		04/07/16	44,740,000	44,740,000
REV TRANSPORTATION (CLARK CNTY NEV ARPT) SERIES 2008 A-2 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.49%		04/07/16	5,900,000	5,900,000
CLARK CNTY NEV SCH DIST
GO SERIES 2006B (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.43%		04/07/16	14,630,000	14,630,000
LAS VEGAS NEV
REV RECREATIONAL SERIES 2005 (LOC: BANK OF AMERICA NA)		0.43%		04/07/16	10,975,000	10,975,000
NEVADA HOUSING DIVISION
REV HOUS SINGL SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.53%		04/07/16	14,770,000	14,770,000
REV MULTI FAM HOUSING SERIES 1999-A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.53%		04/07/16	11,800,000	11,800,000
REV MULTI FAM HOUSING SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.53%		04/07/16	9,465,000	9,465,000
REV MULTI FAM HOUSING SERIES 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.53%		04/07/16	7,850,000	7,850,000
NEVADA HSG DIV SINGLE FAMILY MTG R
REV SINGLE FAM HOUSING (SILVER PINES HOUSING LP) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.53%		04/07/16	11,800,000	11,800,000
REV SINGLE FAM HOUSING SERIES 2004 (LOC: CITIBANK NA)		0.55%		04/07/16	14,175,000	14,175,000
RENO NEV
REV HOSPITAL (DIGNITY HEALTH) SERIES 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	42,750,000	42,750,000
						210,135,000
New Jersey 0.7%
NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
REV IDB & PCR (MARINA ENERGY LLC) SERIES 2006A (LOC: JPMORGAN CHASE BANK NA)		0.44%		04/07/16	5,465,000	5,465,000
REV TRANSPORTATION (NEW JERSEY STATE OF) SERIES 2005B,2006A&2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.44%		04/07/16	19,400,000	19,400,000
REV WASTE/POLLUTION (ADVANCED DRAINAGE SYSTEMS INC) SERIES 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.52%		04/07/16	2,715,000	2,715,000
NEW JERSEY ST HSG & MTG FIN AGY
REV HOUS SINGL SERIES 2005 R (LIQ: TD BANK NA)		0.42%		04/07/16	3,865,000	3,865,000
REV HOUS SINGL SERIES 2008BB (LIQ: TD BANK NA)		0.40%		04/07/16	9,400,000	9,400,000
REV HOUS SINGL SERIES 2008Z (LIQ: ROYAL BANK OF CANADA)		0.43%		04/07/16	25,905,000	25,905,000
REV MULTI FAM HOUSING SERIES 2013-5 (LOC: CITIBANK NA)		0.30%		04/07/16	1,995,000	1,995,000
NEW JERSEY ST TRANSN TR FD AUTH
REV TRANSPORTATION (NEW JERSEY STATE OF) SERIES 2006C (LOC: WELLS FARGO & COMPANY)	a	0.43%		04/07/16	460,000	460,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NUVEEN NJ DIVIDEND ADVANTAGE MUNI FUND
SERIES 1 (LOC: TD BANK NA)	a	0.55%		04/07/16	10,000,000	10,000,000
SERIES 2 (LOC: ROYAL BANK OF CANADA)	a	0.48%		04/07/16	10,500,000	10,500,000
RUTGERS UNIVERSITY NEW JERSEY
REV UNIVERSITY SERIES 2013L (LIQ: BANK OF AMERICA NA)	a	0.41%		04/07/16	7,100,000	7,100,000
						96,805,000
New Mexico 0.1%
BERNALILLO CNTY N MEX
REV MULTI FAM HOUSING SERIES 2008 (LOC: US BANK NATIONAL ASSOCIATION)		0.50%		04/07/16	7,500,000	7,500,000
New York 6.9%
BUILD NYC RESOURCE CORP
REV SCHOOL SERIES 2015 (LOC: TD BANK NA)		0.47%		04/07/16	4,795,000	4,795,000
METROPOLITAN TRANS AUTH NY TRANSPORTATION REV
REV TRANSPORTATION SERIES 2005 E-3 (LOC: BANK OF MONTREAL)		0.39%		04/07/16	10,000,000	10,000,000
REV TRANSPORTATION SERIES 2015 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.39%		04/07/16	12,500,000	12,500,000
REV TRANSPORTATION SERIES 2015 (LOC: CITIBANK NA)		0.39%		04/07/16	18,000,000	18,000,000
MONROE SEC & SAFETY SYS LOC DEV NY REV
REV PUBLIC SERVICES SERIES 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.40%		04/07/16	34,795,000	34,795,000
NASSAU HEALTH CARE CORP N Y
REV HOSPITAL SERIES 2009 C-2 (LOC: WELLS FARGO BANK NA)		0.48%		04/07/16	8,515,000	8,515,000
NEW ROCHELLE N Y INDL DEV AGY
REV MULTI FAM HOUSING SERIES 2006 (LOC: CITIBANK NA)		0.52%		04/07/16	3,860,000	3,860,000
NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY
REV WATER & SEWER SERIES 2001 F-2 (LIQ: JPMORGAN CHASE BANK NA)		0.55%		04/07/16	20,000,000	20,000,000
REV WATER & SEWER SERIES 2007CC-2 (LIQ: BANK OF NOVA SCOTIA)		0.37%		04/01/16	3,615,000	3,615,000
REV WATER & SEWER SERIES 2008 BB- (LIQ: ROYAL BANK OF CANADA)		0.40%		04/07/16	500,000	500,000
REV WATER & SEWER SERIES 2015BB-3 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.42%		04/07/16	6,500,000	6,500,000
REV WATER & SEWER SERIES CC (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	2,500,000	2,500,000
REV WATER & SEWER SERIES Fiscal 2009AA (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	7,295,000	7,295,000
REV WATER & SEWER SERIES Fiscal 2011EE (LIQ: TORONTO-DOMINION BANK/THE)	a	0.43%		04/07/16	13,815,000	13,815,000
REV WATER & SEWER SERIES FISCAL 2012FF (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	1,905,000	1,905,000
REV WATER & SEWER SERIES Fiscal 2013BB (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	2,250,000	2,250,000
NEW YORK CITY N Y CAP RES CORPREV
REV HEALTHCARE SERIES 2008B-1 (LOC: BANK OF AMERICA NA)		0.48%		04/07/16	19,765,000	19,765,000
NEW YORK CITY TRANSITIONAL FIN AUTH
REV CITY (NEW YORK STATE OF) SERIES 2015 S2 & 2016 S1 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.43%		04/07/16	16,600,000	16,600,000
REV CITY (NEW YORK STATE OF) SERIES FISCAL 2007S1 (LIQ: CITIBANK NA)	a	0.44%		04/07/16	23,180,000	23,180,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV CITY (NEW YORK STATE OF) SERIES FISCAL 2012S1A (LIQ: CITIBANK NA)	a	0.43%		04/07/16	5,625,000	5,625,000
REV CITY (NEW YORK STATE OF) SERIES FISCAL 2013S1 (LIQ: CITIBANK NA)	a	0.43%		04/07/16	6,250,000	6,250,000
REV CITY SERIES FISCAL 2012E1 (LIQ: CITIBANK NA)	a	0.43%		04/07/16	5,000,000	5,000,000
REV CITY SERIES FISCAL 2012F1 (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	6,800,000	6,800,000
REV CITY SERIES FISCAL 2013B (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	3,125,000	3,125,000
REV CITY SERIES FISCAL 2014A1 (LIQ: ROYAL BANK OF CANADA)	a	0.45%		04/07/16	6,300,000	6,300,000
REV CITY SERIES FISCAL 2015A1 and FISCAL 2016E1 (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	4,000,000	4,000,000
NEW YORK N Y
GO SERIES 2006E4 (LOC: BANK OF AMERICA NA)		0.39%		04/07/16	9,000,000	9,000,000
GO SERIES A1 (LIQ: BARCLAYS BANK PLC)	a	0.44%		04/07/16	5,300,000	5,300,000
GO SERIES Fiscal 2009H1 (LIQ: CITIBANK NA)	a	0.43%		04/07/16	5,000,000	5,000,000
GO SERIES Fiscal 2014I1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	2,500,000	2,500,000
NEW YORK N Y CITY HSG DEV CORP
REV MULTI FAM HOUSING SERIES 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.51%		04/07/16	37,400,000	37,400,000
REV MULTI FAM HOUSING SERIES 2001 A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.40%		04/07/16	9,500,000	9,500,000
REV MULTI FAM HOUSING SERIES 2004 A (LOC: CITIBANK NA)		0.54%		04/07/16	5,935,000	5,935,000
REV MULTI FAM HOUSING SERIES 2005 A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.43%		04/07/16	4,400,000	4,400,000
REV MULTI FAM HOUSING SERIES 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.41%		04/07/16	4,000,000	4,000,000
REV MULTI FAM HOUSING SERIES 2007A (LOC: CITIBANK NA)		0.54%		04/07/16	4,250,000	4,250,000
REV MULTI FAM HOUSING SERIES 2008A (LOC: MIZUHO BANK LTD)		0.48%		04/07/16	6,070,000	6,070,000
REV MULTI FAM HOUSING SERIES 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	2,625,000	2,625,000
REV MULTI FAM HOUSING SERIES 2013 E-2 (LIQ: JPMORGAN CHASE BANK NA)		0.42%		04/07/16	5,720,000	5,720,000
REV MULTI FAM HOUSING SERIES 2015 D-3 (LIQ: CITIBANK NA)		0.42%		04/07/16	6,000,000	6,000,000
REV MULTI FAM HOUSING SERIES 2016 C		0.32%		07/01/16	15,000,000	15,000,000
REV MULTI FAM HOUSING SERIES 2016B		0.43%		10/03/16	10,000,000	10,000,000
REV MULTI FAM HOUSING SERIES C-3 (LIQ: TD BANK NA)		0.42%		04/07/16	200,000	200,000
REV MULTI FAM HOUSING SERIES E-3 (LIQ: WELLS FARGO BANK NA)		0.42%		04/07/16	19,520,000	19,520,000
NEW YORK ST ENERGY RESH & DEV
REV POWER (CONSOLIDATED EDISON CO OF NEW YORK INC) SERIES 2005A (LOC: MIZUHO BANK LTD)		0.38%		04/07/16	9,100,000	9,100,000
NEW YORK ST ENVIRONMENTAL FACS CORP
REV WATER & SEWER (NYC MUNICIPAL WATER FINANCE AUTH) SERIES 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	1,900,000	1,900,000
REV WATER & SEWER (WASTE MANAGEMENT INC) SERIES 2002 B (LOC: JPMORGAN CHASE BANK NA)		0.42%		04/07/16	24,800,000	24,800,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NEW YORK ST HSG FIN AGY
REV MULTI FAM HOUSING (345 EAST 94TH STREET ASSOCIATES LLC) SERIES 1998 A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.39%		04/07/16	11,700,000	11,700,000
REV MULTI FAM HOUSING (42ND AND 10TH ASSOCIATES LLC) SERIES 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.36%		04/07/16	2,295,000	2,295,000
REV MULTI FAM HOUSING (BILTMORE TOWER LLC) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.51%		04/07/16	55,300,000	55,300,000
REV MULTI FAM HOUSING (NAVY PIER COURT) SERIES 2014A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.39%		04/07/16	5,000,000	5,000,000
REV MULTI FAM HOUSING (RIVER PLACE II LLC) SERIES 2008 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.37%		04/07/16	22,245,000	22,245,000
REV MULTI FAM HOUSING (TRIBECA POINTE LLC) SERIES 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.51%		04/07/16	18,000,000	18,000,000
REV MULTI FAM HOUSING SERIES 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.51%		04/07/16	50,000,000	50,000,000
REV MULTI FAM HOUSING SERIES 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.51%		04/07/16	22,000,000	22,000,000
REV MULTI FAM HOUSING SERIES 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.49%		04/07/16	5,500,000	5,500,000
NEW YORK ST MTG AGY HOMEOWNER MTG
REV HOUS SINGL SERIES 115 (LIQ: JPMORGAN CHASE BANK NA)		0.41%		04/07/16	28,950,000	28,950,000
REV HOUS SINGL SERIES 144 (LIQ: JPMORGAN CHASE BANK NA)		0.41%		04/01/16	12,300,000	12,300,000
REV HOUS SINGL SERIES 147 (LIQ: JPMORGAN CHASE BANK NA)		0.55%		04/07/16	140,000	140,000
REV HOUS SINGL SERIES 153 (LIQ: BARCLAYS BANK PLC)		0.43%		04/07/16	14,000,000	14,000,000
NEW YORK ST TWY AUTH
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	15,725,000	15,725,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2012A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.43%		04/07/16	2,000,000	2,000,000
NEW YORK ST URBAN DEV CORP
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2004A-3A (LIQ: JPMORGAN CHASE BANK NA)		0.45%		04/07/16	6,025,000	6,025,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2004A-3C (LIQ: JPMORGAN CHASE BANK NA)		0.45%		04/07/16	1,450,000	1,450,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2004A-3D (LIQ: JPMORGAN CHASE BANK NA)		0.45%		04/07/16	15,800,000	15,800,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2013A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	11,600,000	11,600,000
NEW YORK STATE PERSONAL INCOME TAX BONDS
REV SPECIAL TAX SERIES 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.45%		04/07/16	1,455,000	1,455,000
NY ST DORM AUTH
REV SALES TAX (NEW YORK STATE SALES TAX BONDS) SERIES 2015B (LIQ: WELLS FARGO BANK NA)	a	0.40%		04/07/16	2,580,000	2,580,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2011C (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	4,200,000	4,200,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2014C (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	14,000,000	14,000,000
REV UNIVERSITY (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2006C (LIQ: CITIBANK NA)	a	0.44%		04/07/16	7,680,000	7,680,000
REV UNIVERSITY (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2006D (LIQ: CITIBANK NA)	a	0.43%		04/07/16	4,545,000	4,545,000
PORT AUTHORITY OF NEW YORK AND NEW JERSEY
REV TRANSPORTATION SERIES 143rd (LIQ: TORONTO-DOMINION BANK/THE)	a	0.45%		04/07/16	7,875,000	7,875,000
REV TRANSPORTATION SERIES 147th (LIQ: CITIBANK NA)	a	0.45%		04/07/16	36,820,000	36,820,000
REV TRANSPORTATION SERIES 152nd (LIQ: JPMORGAN CHASE BANK NA)	a	0.48%		04/07/16	5,555,000	5,555,000
REV TRANSPORTATION SERIES 152nd (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	32,970,000	32,970,000
REV TRANSPORTATION SERIES 152nd (LIQ: TORONTO-DOMINION BANK/THE)	a	0.45%		04/07/16	7,505,000	7,505,000
REV TRANSPORTATION SERIES 169th (LIQ: JPMORGAN CHASE BANK NA)	a	0.48%		04/07/16	6,440,000	6,440,000
REV TRANSPORTATION SERIES 172nd (LIQ: JPMORGAN CHASE BANK NA)	a	0.48%		04/07/16	3,080,000	3,080,000
REV TRANSPORTATION SERIES 177th (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	1,665,000	1,665,000
REV TRANSPORTATION SERIES 178th (LIQ: JPMORGAN CHASE BANK NA)	a	0.48%		04/07/16	1,660,000	1,660,000
REV TRANSPORTATION SERIES 185th (LIQ: CITIBANK NA)	a	0.45%		04/07/16	2,050,000	2,050,000
REV TRANSPORTATION SERIES 194 (LIQ: CREDIT SUISSE AG)	a	0.43%		04/07/16	5,680,000	5,680,000
TRIBOROUGH BRIDGE & TUNNEL AUTHORITY
REV TOLLS SERIES 2001C (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.39%		04/07/16	7,860,000	7,860,000
REV TOLLS SERIES 2016A (LIQ: ROYAL BANK OF CANADA)	a	0.45%		04/07/16	2,500,000	2,500,000
UTILITY DEBT SECURITIZATION AUTHORITY
REV POWER SERIES 2013TE (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	1,000,000	1,000,000
						892,860,000
North Carolina 0.3%
CHARLOTTE N C
REV COP SERIES 2003 F (LIQ: BANK OF AMERICA NA)		0.41%		04/07/16	11,485,000	11,485,000
DURHAM CNTY N C INDL FACS & POLLUTN CTL FING AUTH
REV IDB & PCR SERIES 2007 (LOC: WELLS FARGO BANK NA)		0.50%		04/07/16	10,100,000	10,100,000
NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY
REV PUBLIC SERVICES SERIES 2007 A (LOC: BRANCH BANKING AND TRUST COMPANY)		0.45%		04/07/16	4,215,000	4,215,000
NORTH CAROLINA ST PORTS AUTH
REV IDB & PCR SERIES 2001A (LOC: BRANCH BANKING AND TRUST COMPANY)		0.48%		04/07/16	1,280,000	1,280,000
NORTH CAROLINA STATE OF
GO SERIES 2015A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	2,750,000	2,750,000
REV APPROPRIATION SERIES 2014C (LIQ: CITIBANK NA)	a	0.43%		04/07/16	2,800,000	2,800,000
PIEDMONT TRIAD ARPT AUTH N C
REV AIRPORT SERIES 2008B (LOC: BRANCH BANKING AND TRUST COMPANY)		0.44%		04/07/16	1,010,000	1,010,000
						33,640,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
North Dakota 0.4%
NORTH DAKOTA ST HSG FIN AGY
REV HOUS SINGL SERIES 2005C (LIQ: FEDERAL HOME LOAN BANKS)		0.42%		04/07/16	11,305,000	11,305,000
REV HOUS SINGL SERIES 2009B (LIQ: FEDERAL HOME LOAN BANKS)		0.42%		04/07/16	34,190,000	34,190,000
						45,495,000
Ohio 1.2%
COLUMBUS OHIO REGL ARPT AUTH
REV AIRPORT (BERKSHIRE HATHAWAY INC) SERIES 2015A		0.40%		04/07/16	8,100,000	8,100,000
REV AIRPORT (BERKSHIRE HATHAWAY INC) SERIES 2015B		0.40%		04/07/16	4,500,000	4,500,000
FRANKLIN CNTY OHIO
REV HOSPITAL (OHIOHEALTH CORP) SERIES 2009A (LIQ: BARCLAYS BANK PLC)		0.42%		04/07/16	4,000,000	4,000,000
REV HOSPITAL (OHIOHEALTH CORP) SERIES 2011 C		0.44%	04/07/16	06/01/16	7,500,000	7,500,000
REV HOSPITAL (OHIOHEALTH CORP) SERIES 2011D		4.00%		08/01/16	5,715,000	5,784,154
REV HOSPITAL (OHIOHEALTH CORP) SERIES 2015 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.43%		04/07/16	2,000,000	2,000,000
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2013OH		0.14%		06/01/16	13,000,000	13,000,000
MARION CNTY OHIO
REV MULTI FAM HOUSING SERIES 2006 (LOC: FEDERAL HOME LOAN BANKS)		0.45%		04/07/16	5,165,000	5,165,000
NORTHEAST OHIO REGIONAL SEWER DISTRICT
REV WATER & SEWER SERIES 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.41%		04/07/16	5,000,000	5,000,000
OHIO HOUSING FINANCE AGENCY
REV HOUS SINGL SERIES 2007B (LIQ: JPMORGAN CHASE BANK NA)		0.53%		04/07/16	36,190,000	36,190,000
REV MULTI FAM HOUSING SERIES 2008E (LIQ: FEDERAL HOME LOAN BANKS)		0.41%		04/07/16	8,300,000	8,300,000
OHIO ST AIR QUALITY DEV AUTH
REV IDB & PCR (TIMKEN COMPANY) SERIES 2003 (LOC: JPMORGAN CHASE BANK NA)		0.39%		04/07/16	5,000,000	5,000,000
REV STATE SERIES 2007 (LOC: COBANK ACB)		0.48%		04/07/16	20,000,000	20,000,000
OHIO ST WTR DEV AUTH
REV WATER & SEWER SERIES 2001 (LOC: NORTHERN TRUST COMPANY (THE))		0.38%		04/07/16	900,000	900,000
OHIO STATE OF
GO SERIES 2006B		0.39%		04/07/16	19,240,000	19,240,000
REV HOSPITAL (CLEVELAND CLINIC HLTH SYS OBLIG GROUP) SERIES 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	2,000,000	2,000,000
TOLEDO-LUCAS CNTY OHIO PORT AUTH
REV TRANSPORTATION (BERKSHIRE HATHAWAY INC) SERIES 1998-1		0.45%		04/07/16	3,750,000	3,750,000
						150,429,154
Oklahoma 0.4%
OKLAHOMA TURNPIKE AUTHORITY
REV TOLLS SERIES 2006B (LOC: ROYAL BANK OF CANADA)	a	0.44%		04/07/16	51,005,000	51,005,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Oregon 1.0%
OREGON ST FACS AUTH
REV MULTI FAM HOUSING (VINTAGE AT BEND LP) SERIES 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.42%		04/07/16	5,295,000	5,295,000
OREGON ST HEALTH HSG EDL & CULTURAL FACS AUTH
REV HEALTHCARE SERIES 2001 A (LOC: MUFG UNION BANK NA)		0.41%		04/07/16	2,730,000	2,730,000
OREGON ST HSG & CMNTY SVCS DEPT
REV HOUS SINGL SERIES 2007E (LIQ: JPMORGAN CHASE BANK NA)		0.52%		04/07/16	27,575,000	27,575,000
REV HOUS SINGL SERIES 2007H (LIQ: JPMORGAN CHASE BANK NA)		0.53%		04/07/16	28,725,000	28,725,000
REV HOUS SINGL SERIES 2008 C (LIQ: JPMORGAN CHASE BANK NA)		0.52%		04/07/16	31,030,000	31,030,000
REV HOUS SINGL SERIES 2008F (LIQ: JPMORGAN CHASE BANK NA)		0.45%		04/07/16	19,100,000	19,100,000
PORTLAND ORE CMNTY COLLEGE DIST
GO SERIES 2013 (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	3,835,000	3,835,000
PORTLAND ORE HSG AUTH
REV MULTI FAM HOUSING SERIES 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.41%		04/07/16	7,800,000	7,800,000
						126,090,000
Pennsylvania 2.2%
ALLEGHENY CNTY PA HOSP DEV AUTH
REV HOSPITAL (UNIVERSITY OF PITTSBURGH MEDICAL CENTER) SERIES 2010C (LOC: ROYAL BANK OF CANADA)	a	0.44%		04/07/16	7,995,000	7,995,000
REV HOSPITAL SERIES 2010B1&B2 (LOC: ROYAL BANK OF CANADA)	a	0.44%		04/07/16	10,990,000	10,990,000
ALLEGHENY CNTY PA INDL DEV AUTH
REV HEALTHCARE SERIES 2008B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.43%		04/07/16	3,725,000	3,725,000
CUMBERLAND CNTY PA MUN AUTH
REV HEALTHCARE SERIES 2014 B (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.45%		04/07/16	7,145,000	7,145,000
DALLASTOWN PA AREA SCH DIST
GO SERIES 2015		1.25%	04/01/16	04/15/16	7,845,000	7,847,777
GEISINGER AUTH PA
REV HOSPITAL (GEISINGER HLTH SYS) SERIES 2013B (LIQ: TD BANK NA)		0.35%		04/01/16	600,000	600,000
NORTHEASTERN PA HOSP & ED AUTH
REV UNIVERSITY (THE COMMONWEALTH MEDICAL COLLEGE) SERIES 2009 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.42%		04/07/16	3,040,000	3,040,000
PENNSYLVANIA HIGHER EDUCATION FACILITIES AUTHORITY
REV UNIVERSITY (DREXEL UNIVERSITY) SERIES 2000 (LOC: JPMORGAN CHASE BANK NA)		0.45%		04/07/16	8,635,000	8,635,000
PENNSYLVANIA HSG FIN AGY
REV HOUS SINGL SERIES 2002-75A (LIQ: ROYAL BANK OF CANADA)		0.43%		04/07/16	18,965,000	18,965,000
REV HOUS SINGL SERIES 2003-77B (LIQ: ROYAL BANK OF CANADA)		0.43%		04/07/16	18,155,000	18,155,000
REV HOUS SINGL SERIES 2003-79B (LIQ: ROYAL BANK OF CANADA)		0.43%		04/07/16	27,580,000	27,580,000
REV HOUS SINGL SERIES 2004-81C (LIQ: ROYAL BANK OF CANADA)		0.43%		04/07/16	11,280,000	11,280,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV HOUS SINGL SERIES 2004-82C (LIQ: ROYAL BANK OF CANADA)		0.43%		04/07/16	22,195,000	22,195,000
REV HOUS SINGL SERIES 2005-88C (LIQ: TD BANK NA)		0.40%		04/07/16	10,000,000	10,000,000
REV HOUS SINGL SERIES 2005-91B (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.42%		04/07/16	8,455,000	8,455,000
REV HOUS SINGL SERIES 2006-93,94&95A, 2007-97&98A (LIQ: MORGAN STANLEY BANK NA)	a	0.47%		04/07/16	1,278,639	1,278,639
REV HOUS SINGL SERIES 2006-93B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.44%		04/07/16	28,270,000	28,270,000
REV HOUS SINGL SERIES 2006-94B (LIQ: TD BANK NA)		0.40%		04/07/16	26,915,000	26,915,000
REV HOUS SINGL SERIES 2007100C (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.44%		04/07/16	22,935,000	22,935,000
REV HOUS SINGL SERIES 2013-115A (LIQ: JPMORGAN CHASE BANK NA)	a	0.50%		04/07/16	500,000	500,000
PENNSYLVANIA STATE UNIVERSITY
REV UNIVERSITY SERIES 2009B		0.29%		06/01/16	17,000,000	17,000,000
PHILADELPHIA PA CITY OF
REV AIRPORT SERIES 2005 C2 (LOC: ROYAL BANK OF CANADA)		0.52%		04/07/16	14,550,000	14,550,000
WASHINGTON CNTY PA AUTH
REV UNIVERSITY (UNIVERSITY OF PENNSYLVANIA) SERIES 2004		0.45%		04/07/16	2,100,000	2,100,000
WASHINGTON CNTY PA HOSP AUTH
REV HOSPITAL SERIES 2008 A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.38%		04/01/16	2,870,000	2,870,000
						283,026,416
Rhode Island 0.1%
RHODE ISLAND HOUSING AND MORTGAGE FINANCE CORP
REV HOUS SINGL SERIES 56A (LIQ: CITIBANK NA)	a	0.46%		04/07/16	7,055,000	7,055,000
REV HOUS SINGL SERIES 56A (LIQ: MORGAN STANLEY BANK NA)	a	0.47%		04/07/16	5,670,000	5,670,000
REV MULTI FAM HOUSING (JOHNSTON GROVES LLC) SERIES 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.48%		04/07/16	2,700,000	2,700,000
						15,425,000
South Carolina 0.5%
CHARLESTON EDL EXCELLENCE FING CORP S C
REV SCHOOL (CHARLESTON CNTY S C SCH DIST) SERIES 2013B (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	575,000	575,000
CHARLESTON S C WTRWKS & SWR REV
REV WATER & SEWER SERIES 2015 (LIQ: CITIBANK NA)	a	0.43%		04/07/16	3,000,000	3,000,000
SOUTH CAROLINA JOBS-ECONOMIC DEV AUTH
REV WASTE/POLLUTION SERIES 2003 (LOC: COMERICA BANK)		0.50%		04/07/16	25,000,000	25,000,000
REV WASTE/POLLUTION SERIES 2008 (LOC: TD BANK NA)		0.40%		04/07/16	6,935,000	6,935,000
SOUTH CAROLINA TRAN INFRASTRUCTURE BANK
REV TRANSPORTATION SERIES 2007A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.40%		04/07/16	25,045,000	25,045,000
						60,555,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
South Dakota 1.0%
SOUTH DAKOTA HSG DEV AUTH
REV HOUS SINGL SERIES 2006C (LIQ: FEDERAL HOME LOAN BANKS)		0.41%		04/07/16	45,000,000	45,000,000
REV HOUS SINGL SERIES 2007I (LIQ: FEDERAL HOME LOAN BANKS)		0.41%		04/07/16	18,000,000	18,000,000
REV HOUS SINGL SERIES 2008C (LIQ: FEDERAL HOME LOAN BANKS)		0.42%		04/07/16	50,000,000	50,000,000
REV MULTI FAM HOUSING SERIES 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.51%		04/07/16	6,100,000	6,100,000
SOUTH DAKOTA VALUE ADDED FIN AUTH
REV WASTE/POLLUTION SERIES 2014 (LOC: AGRIBANK FCB)		0.39%		04/07/16	5,500,000	5,500,000
						124,600,000
Tennessee 1.0%
BLOUNT CNTY TENN PUB BLDG AUTH
REV COUNTY SERIES E-6-A (LOC: BRANCH BANKING AND TRUST COMPANY)		0.45%		04/07/16	21,015,000	21,015,000
CHATTANOOGA TENN INDL DEV BRD
REV LEASE REV (CHATTANOOGA TENN) SERIES 2007 (LIQ: ROYAL BANK OF CANADA)	a	0.46%		04/07/16	7,000,000	7,000,000
CLARKSVILLE TENN PUB BLDG AUTH
GO SERIES 1999 (LOC: BANK OF AMERICA NA)	a	0.43%		04/07/16	4,545,000	4,545,000
REV CITY SERIES 1997 (LOC: BANK OF AMERICA NA)		0.43%		04/07/16	1,100,000	1,100,000
GRUNDY CNTY TENN INDL DEV BRD
REV IDB & PCR SERIES 2001 (LOC: COMERICA BANK)		0.55%		04/07/16	800,000	800,000
JACKSON TENN HEALTH EDL & HSG FAC BRD
REV MULTI FAM HOUSING SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		04/07/16	2,000,000	2,000,000
MEMPHIS-SHELBY CNTY TENN SPORTS AUTH INC
REV LEASE REV SERIES 2007C&D (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.43%		04/07/16	12,795,000	12,795,000
MET GOVT NASHVILLE & DAVIDSON CNTY TENN HEALTH & EDL FACS BRD
REV MULTI FAM HOUSING SERIES 1991 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.42%		04/07/16	11,320,000	11,320,000
REV MULTI FAM HOUSING SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		04/07/16	7,190,000	7,190,000
REV MULTI FAM HOUSING SERIES 2006A (LOC: US BANK NATIONAL ASSOCIATION)		0.41%		04/07/16	5,000,000	5,000,000
MONTGOMERY CNTY TENN PUB BLDG AUTH
REV COUNTY SERIES 1995 (LOC: BANK OF AMERICA NA)	a	0.43%		04/07/16	545,000	545,000
REV COUNTY SERIES 1997 (LOC: BANK OF AMERICA NA)		0.43%		04/07/16	9,695,000	9,695,000
SEVIER CNTY TENN PUB BLDG AUTH
REV COUNTY SERIES V-A-1 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.48%		04/07/16	10,580,000	10,580,000
REV COUNTY SERIES VIIB1 (LOC: BANK OF AMERICA NA)		0.50%		04/07/16	12,000,000	12,000,000
SHELBY CNTY TENN
GO SERIES 2015A		0.10%	04/07/16	10/15/16	13,335,000	13,335,000
SHELBY CNTY TENN HEALTH EDL & HSG FACS BRD
REV HOSPITAL SERIES 2004B (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: JPMORGAN CHASE BANK NA)	a	0.46%		04/07/16	3,600,000	3,600,000
REV MULTI FAM HOUSING SERIES 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		04/07/16	3,200,000	3,200,000
						125,720,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Texas 8.0%
ALAMO TEX COMMUNITY COLLEGE DISTRICT
GO SERIES 2012 (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	6,670,000	6,670,000
AUSTIN TX (CITY OF)
REV WATER & SEWER (AUSTIN TX WTR & WASTEWATER SYS) SERIES 2008 (LOC: CITIBANK NA)		0.42%		04/07/16	9,695,000	9,695,000
BRAZOS RIVER TEX HBR NAV DIST
REV WASTE/POLLUTION (BASF CORP) SERIES 2001		0.48%		04/07/16	5,000,000	5,000,000
CALHOUN CNTY TEX NAV DIST
REV WASTE/POLLUTION SERIES 2000 (LOC: JPMORGAN CHASE BANK NA)		0.55%		04/07/16	12,500,000	12,500,000
REV WASTE/POLLUTION SERIES 2006 (LOC: BANK OF AMERICA NA)		0.55%		04/07/16	28,500,000	28,500,000
CALHOUN CNTY TEX NAV INDL DEV AUTH
REV IDB & PCR SERIES 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.40%		04/07/16	27,500,000	27,500,000
CALHOUN PORT AUTH
REV IDB & PCR SERIES 2011A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.40%		04/07/16	32,300,000	32,300,000
REV IDB & PCR SERIES 2011B (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.40%		04/07/16	45,000,000	45,000,000
CAPITAL INDL DEV CORP TEX
REV WASTE/POLLUTION SERIES 2001 (LOC: MUFG UNION BANK NA)		0.48%		04/07/16	7,930,000	7,930,000
CLEAR CREEK TEX INDPT SCH DIST
GO SERIES 2008A (ESCROW) (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	a	0.45%		04/07/16	5,000,000	5,000,000
COLLIN CNTY TEX HSG FIN CORP
REV MULTI FAM HOUSING SERIES 1996 (LOC: NORTHERN TRUST COMPANY (THE))		0.42%		04/07/16	12,305,000	12,305,000
DALLAM CNTY TEX INDL DEV CORP
REV WASTE/POLLUTION SERIES 2006 (LOC: COBANK ACB)		0.39%		04/07/16	2,975,000	2,975,000
REV WASTE/POLLUTION SERIES 2009 (LOC: COBANK ACB)		0.32%		04/07/16	24,500,000	24,500,000
REV WASTE/POLLUTION SERIES 2010 (LOC: COBANK ACB)		0.32%		04/07/16	20,000,000	20,000,000
REV WASTE/POLLUTION SERIES 2015 (LOC: FARM CREDIT BANK OF TEXAS)		0.39%		04/07/16	5,350,000	5,350,000
DALLAS AREA RAPID TRANSIT
REV SALES TAX SERIES 2008 (LIQ: CITIBANK NA)	a	0.43%		04/07/16	13,000,000	13,000,000
REV SALES TAX SERIES 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	10,905,000	10,905,000
DALLAS FORT WORTH TEX INTL ARPT FAC IMPT CORP REV
REV IDB & PCR (BERKSHIRE HATHAWAY INC) SERIES 1999		0.45%		04/07/16	6,180,000	6,180,000
GALVESTON CNTY TEX
REV COUNTY SERIES 2007 (LOC: WELLS FARGO & COMPANY)	a	0.43%		04/07/16	19,205,000	19,205,000
GRAND PARKWAY TRANSPORTATION CORP TEX
REV TOLLS (TEXAS STATE OF) SERIES 2013B (LIQ: ROYAL BANK OF CANADA)	a	0.47%		04/07/16	11,000,000	11,000,000
REV TOLLS (TEXAS STATE OF) SERIES 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.42%		04/07/16	35,600,000	35,600,000
GULF COAST WASTE DISP AUTH TEX
REV IDB & PCR (EXXON MOBIL CORP) SERIES 2001B		0.37%		04/01/16	2,600,000	2,600,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
HALE CNTY TEX INDL DEV CORP
REV IDB & PCR SERIES 2003 (LOC: COOPERATIEVE RABOBANK UA)		0.39%		04/07/16	3,000,000	3,000,000
REV IDB & PCR SERIES 2004 (LOC: WELLS FARGO BANK NA)		0.39%		04/07/16	4,000,000	4,000,000
REV IDB & PCR SERIES 2008 (LOC: COOPERATIEVE RABOBANK UA)		0.39%		04/07/16	5,400,000	5,400,000
HARRIS CNTY TEX CULTURAL ED FACS FIN CORP
REV HOSPITAL (MEMORIAL HERMANN HEALTHCARE SYSTEM) SERIES 2014C		0.39%		04/07/16	17,500,000	17,500,000
HARRIS CNTY TEX HSG FIN CORP
REV MULTI FAM HOUSING SERIES 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	7,215,000	7,215,000
REV MULTI FAM HOUSING SERIES 2006 (LOC: CITIBANK NA)		0.40%		04/07/16	11,895,000	11,895,000
HOUSTON CITY OF
REV WATER & SEWER (HOUSTON TEX WTR & SWR SYS) SERIES 1998A (LOC: WELLS FARGO & COMPANY)	a	0.43%		04/07/16	19,240,000	19,240,000
HOUSTON TEX HIGHER ED FIN CORP
REV UNIVERSITY SERIES 2013 A (ESCROW)		0.80%	04/07/16	05/16/16	42,605,000	42,621,870
HOUSTON TEX INDPT SCH DIST
GO SERIES 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	5,000,000	5,000,000
LAVACA-NAVIDAD RIVER AUTH TEX
REV WATER & SEWER SERIES 1990 (LOC: BANK OF AMERICA NA)		0.53%		04/07/16	13,600,000	13,600,000
LEANDER TEX INDPT SCH DIST
GO SERIES 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	a	0.44%		04/07/16	4,950,000	4,950,000
LOWER NECHES VALLEY AUTH TEX
REV IDB & PCR (CHEVRON CORP) SERIES 1987		0.20%		08/16/16	23,660,000	23,660,000
REV IDB & PCR (EXXON MOBIL CORP) SERIES 2001B		0.37%		04/01/16	1,275,000	1,275,000
MULESHOE TEX ECONOMIC DEV CORP
REV IDB & PCR SERIES 2005 (LOC: COOPERATIEVE RABOBANK UA)		0.39%		04/07/16	4,570,000	4,570,000
NORTH CENT TEX HEALTH FAC DEV CORP
REV HOSPITAL (CHILDRENS MEDICAL CENTER OF DALLAS) SERIES 2009 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.43%		04/07/16	8,500,000	8,500,000
NORTH TEXAS TOLLWAY AUTHORITY
REV TOLLS (TEXAS TRANSPRTN COMMISSIONST STATE HIGHWAY FUND) SERIES 2011A (LIQ: CITIBANK NA)	a	0.44%		04/07/16	9,940,000	9,940,000
REV TOLLS SERIES 2008 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	6,000,000	6,000,000
REV TRANSPORTATION (TEXAS TRANSPRTN COMMISSIONST STATE HIGHWAY FUND) SERIES 2011A (LIQ: CITIBANK NA)	a	0.43%		04/07/16	7,715,000	7,715,000
PORT ARTHUR TEX NAV DIST INDL DEV CORP
REV IDB & PCR (TOTAL SA) SERIES 2011		0.48%		04/07/16	17,000,000	17,000,000
REV IDB & PCR (TOTAL SA) SERIES 2012		0.48%		04/07/16	15,000,000	15,000,000
REV IDB & PCR (TOTAL SA) SERIES 2012 B		0.48%		04/07/16	15,000,000	15,000,000
REV IDB & PCR (TOTAL SA) SERIES 2012A		0.48%		04/07/16	30,000,000	30,000,000
PORT HOUSTON AUTH TEX
GO SERIES 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.48%		04/07/16	37,825,000	37,825,000
SAN ANTONIO TEX PUB FACS CORP
REV LEASE REV (SAN ANTONIO TX) SERIES 2012 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	10,705,000	10,705,000
REV LEASE REV (SAN ANTONIO TX) SERIES 2012 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.41%		04/07/16	10,000,000	10,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SAN ANTONIO TX
GO SERIES 2006 (LIQ: WELLS FARGO & COMPANY)	a	0.11%		04/07/16	65,000	65,000
REV UTILITY (SAN ANTONIO TEX ELECTRIC & GAS) SERIES 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	5,000,000	5,000,000
SOUTHEAST TEX HSG FIN CORP
REV MULTI FAM HOUSING SERIES 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	13,035,000	13,035,000
TARRANT CNTY TEX CULTURAL ED FACS FIN CORP
REV HEALTHCARE (TEXAS HEALTH RESOURCES) SERIES 2007A (LIQ: BANK OF AMERICA NA)	a	0.50%		04/07/16	1,125,000	1,125,000
REV HOSPITAL (TEXAS HEALTH RESOURCES) SERIES 2007A (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	61,595,000	61,595,000
REV HOSPITAL (TEXAS HEALTH RESOURCES) SERIES 2008-B		0.49%		04/07/16	50,285,000	50,285,000
REV HOSPITAL (TEXAS HEALTH RESOURCES) SERIES 2008C		0.40%		04/07/16	17,500,000	17,500,000
REV HOSPITAL SERIES 2008C-1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.50%		04/07/16	11,725,000	11,725,000
TEXAS A & M UNIVERSITY
REV UNIVERSITY SERIES 2010B (LIQ: BARCLAYS BANK PLC)	a	0.44%		04/07/16	2,500,000	2,500,000
TEXAS ST DEPT HSG & CMNTY AFFAIRS
REV HOUS SINGL SERIES 2004B (LIQ: TEXAS STATE OF)		0.53%		04/07/16	8,900,000	8,900,000
REV HOUS SINGL SERIES 2007A (LIQ: TEXAS STATE OF)		0.53%		04/07/16	38,405,000	38,405,000
REV HOUSING SERIES 2007B (LIQ: BANK OF AMERICA NA)	a	0.50%		04/07/16	1,345,000	1,345,000
REV MULTI FAM HOUSING (WOV APARTMENTS LP) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.41%		04/07/16	12,075,000	12,075,000
REV MULTI FAM HOUSING SERIES 2000 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.44%		04/07/16	5,360,000	5,360,000
REV MULTI FAM HOUSING SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	10,790,000	10,790,000
REV MULTI FAM HOUSING SERIES 2006 (LOC: CITIBANK NA)		0.40%		04/07/16	6,515,000	6,515,000
REV MULTI FAM HOUSING SERIES 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		04/07/16	4,615,000	4,615,000
REV MULTI FAM HOUSING SERIES 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	11,245,000	11,245,000
REV MULTI FAM HOUSING SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.42%		04/07/16	8,060,000	8,060,000
REV MULTI FAM HOUSING SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		04/07/16	12,000,000	12,000,000
REV MULTI FAM HOUSING SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.52%		04/07/16	12,705,000	12,705,000
TEXAS STATE OF
GO SERIES 1999A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.53%		04/07/16	10,325,000	10,325,000
GO SERIES 2015B (LIQ: MIZUHO BANK LTD)		0.50%		04/07/16	14,495,000	14,495,000
TEXAS TRANSPORTATION COMMISSION
GO (TEXAS STATE OF) SERIES 2006B (LIQ: STATE STREET BANK AND TRUST COMPANY; CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM)		0.40%		04/07/16	10,800,000	10,800,000
GO (TEXAS STATE OF) SERIES 2014 (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	11,550,000	11,550,000
UNIVERSITY OF TEXAS SYSTEM
REV UNIVERSITY SERIES 2007B		0.37%		04/07/16	9,490,000	9,490,000
REV UNIVERSITY SERIES 2012B (LIQ: ROYAL BANK OF CANADA)	a	0.45%		04/07/16	7,300,000	7,300,000
						1,034,131,870

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Utah 0.4%
CLEARFIELD CITY UTAH
REV MULTI FAM HOUSING SERIES 2008 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.48%		04/07/16	12,100,000	12,100,000
LOGAN CITY UTAH
REV IDB & PCR SERIES 2001 (LOC: BANK OF THE WEST)		0.50%		04/07/16	1,200,000	1,200,000
SALT LAKE CNTY UTAH HSG AUTH
REV MULTI FAM HOUSING SERIES 2008 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.48%		04/07/16	14,225,000	14,225,000
UTAH HSG CORP (UTAH ST HSG FIN AGY)
REV MULTI FAM HOUSING SERIES 2004A (LOC: CITIBANK NA)		0.41%		04/07/16	9,000,000	9,000,000
UTAH TRANSIT AUTH
REV SALES TAX SERIES 2008A (ESCROW) (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	13,500,000	13,500,000
						50,025,000
Virginia 0.6%
FAIRFAX CNTY VA INDL DEV AUTH
REV HOSPITAL (INOVA HEALTH SYSTEM) SERIES 2012D (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	3,080,000	3,080,000
KING GEORGE CNTY VA INDL DEV AUTH
REV IDB & PCR SERIES 1996 (LOC: JPMORGAN CHASE BANK NA)		0.42%		04/07/16	3,700,000	3,700,000
METROPOLITAN WASHINGTON AIRPORTS AUTHORITY
REV AIRPORT SERIES 2007B (LIQ: JPMORGAN CHASE BANK NA)	a	0.48%		04/07/16	5,000,000	5,000,000
REV AIRPORT SERIES 2010C-1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.43%		04/07/16	26,825,000	26,825,000
REV AIRPORT SERIES 2010C-2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.42%		04/07/16	9,835,000	9,835,000
REV AIRPORT SERIES 2011A-2 (LOC: ROYAL BANK OF CANADA)		0.45%		04/07/16	10,000,000	10,000,000
REV AIRPORT SERIES 2011A-3 (LOC: ROYAL BANK OF CANADA)		0.45%		04/07/16	20,000,000	20,000,000
REV AIRPORT SERIES 2012A (LIQ: BARCLAYS BANK PLC)	a	0.51%		04/07/16	2,750,000	2,750,000
						81,190,000
Washington 3.0%
KING CNTY WASH
REV WATER & SEWER (KING CNTY WASH SWR REV) SERIES 2011B (LIQ: BARCLAYS BANK PLC)	a	0.44%		04/07/16	7,785,000	7,785,000
REV WATER & SEWER (KING CNTY WASH SWR REV) SERIES 2011B (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	6,950,000	6,950,000
KING CNTY WASH HSG AUTH
REV MULTI FAM HOUSING SERIES 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	11,445,000	11,445,000
REV MULTI FAM HOUSING SERIES 2007 (LOC: BANK OF AMERICA NA)		0.44%		04/07/16	3,940,000	3,940,000
SEATTLE WASHINGTON PORT OF
REV TRANSPORTATION SERIES 2007B (LIQ: WELLS FARGO BANK NA)	a	0.48%		04/07/16	5,565,000	5,565,000
STATE OF WASHINGTON
GO SERIES 2003C (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	7,935,000	7,935,000
GO SERIES 2009E (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	5,000,000	5,000,000
GO SERIES 2011B (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	4,000,000	4,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO SERIES 2012C (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	5,000,000	5,000,000
GO SERIES 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	2,500,000	2,500,000
GO SERIES 2014D (LIQ: CITIBANK NA)	a	0.43%		04/07/16	4,700,000	4,700,000
GO SERIES R2006A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.43%		04/07/16	3,800,000	3,800,000
GO SERIES R2010B (LIQ: BANK OF AMERICA NA)	a	0.41%		04/07/16	10,000,000	10,000,000
WASHINGTON ST ECONOMIC DEV FIN AUTH
REV IDB & PCR SERIES 2006 K (LOC: MUFG UNION BANK NA)		0.40%		04/07/16	4,270,000	4,270,000
REV WASTE/POLLUTION SERIES 2000 H (LOC: BANK OF AMERICA NA)		0.42%		04/07/16	13,650,000	13,650,000
REV WASTE/POLLUTION SERIES 2000-I (LOC: BANK OF AMERICA NA)		0.42%		04/07/16	13,650,000	13,650,000
REV WASTE/POLLUTION SERIES 2000-L (LOC: BANK OF AMERICA NA)		0.42%		04/07/16	7,235,000	7,235,000
REV WASTE/POLLUTION SERIES 2001-C (LOC: BANK OF AMERICA NA)		0.42%		04/07/16	17,900,000	17,900,000
WASHINGTON ST HLTH CARE FACS AUTH
REV HOSPITAL (MULTICARE HEALTH SYSTEM) SERIES 2007C (LOC: BARCLAYS BANK PLC)		0.42%		04/07/16	1,000,000	1,000,000
REV HOSPITAL (MULTICARE HEALTH SYSTEM) SERIES 2009A (LIQ: ROYAL BANK OF CANADA)	a	0.46%		04/07/16	8,110,000	8,110,000
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2010A (LIQ: BANK OF AMERICA NA)	a	0.40%		04/07/16	10,180,000	10,180,000
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2014C (LIQ: BANK OF AMERICA NA)	a	0.42%		04/07/16	8,675,000	8,675,000
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2014C&2014D (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	12,675,000	12,675,000
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2014D (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	5,665,000	5,665,000
REV HOSPITAL (SEATTLE CHILDRENS HOSPITAL) SERIES 2015B (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	13,860,000	13,860,000
WASHINGTON STATE HOUSING FINANCE COMMISSION
REV MULTI FAM HOUSING (CLARK ISLAND LP) SERIES 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		04/07/16	5,560,000	5,560,000
REV MULTI FAM HOUSING (HEATHERWOOD I LLC) SERIES 2002-A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.46%		04/07/16	3,400,000	3,400,000
REV MULTI FAM HOUSING (LAKEWOOD MEADOWS APARTMENTS PROJECT WASHINGTON) SERIES 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		04/07/16	6,280,000	6,280,000
REV MULTI FAM HOUSING SERIES 1995 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.40%		04/07/16	5,300,000	5,300,000
REV MULTI FAM HOUSING SERIES 1996 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.40%		04/07/16	6,700,000	6,700,000
REV MULTI FAM HOUSING SERIES 1996 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	8,930,000	8,930,000
REV MULTI FAM HOUSING SERIES 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	10,750,000	10,750,000
REV MULTI FAM HOUSING SERIES 1997 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	6,125,000	6,125,000
REV MULTI FAM HOUSING SERIES 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	3,480,000	3,480,000
REV MULTI FAM HOUSING SERIES 1999A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.46%		04/07/16	7,805,000	7,805,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV MULTI FAM HOUSING SERIES 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	6,750,000	6,750,000
REV MULTI FAM HOUSING SERIES 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	12,750,000	12,750,000
REV MULTI FAM HOUSING SERIES 2004 A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		04/07/16	7,000,000	7,000,000
REV MULTI FAM HOUSING SERIES 2004 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	15,095,000	15,095,000
REV MULTI FAM HOUSING SERIES 2005A (LOC: FEDERAL HOME LOAN BANKS)		0.41%		04/07/16	8,200,000	8,200,000
REV MULTI FAM HOUSING SERIES 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	21,870,000	21,870,000
REV MULTI FAM HOUSING SERIES 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		04/07/16	22,640,000	22,640,000
REV MULTI FAM HOUSING SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		04/07/16	3,060,000	3,060,000
REV MULTI FAM HOUSING SERIES 2011 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.40%		04/07/16	12,050,000	12,050,000
REV MULTI FAM HOUSING SERIES 2014 (LOC: FEDERAL HOME LOAN BANKS)		0.38%		04/07/16	7,000,000	7,000,000
REV MULTI FAM HOUSING SERIES 2015 (LOC: FEDERAL HOME LOAN BANKS)		0.38%		04/07/16	5,500,000	5,500,000
						381,735,000
West Virginia 0.5%
CABELL CNTY W VA
REV UNIVERSITY SERIES 2010-A (LOC: BANK OF AMERICA NA)		0.42%		04/07/16	19,915,000	19,915,000
PUTNAM CNTY W VA
REV WASTE/POLLUTION (TOYOTA MOTOR CREDIT CORP) SERIES 1998 A		0.41%		04/07/16	40,000,000	40,000,000
WEST VIRGINIA ST ECONOMIC DEV AUTH
REV WASTE/POLLUTION (APPALACHIAN POWER CO) SERIES 2009B (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.42%		04/07/16	1,000,000	1,000,000
						60,915,000
Wisconsin 1.5%
OCONOMOWOC COMMUNITY DEVELOPMENT AUTHORITY
REV MULTI FAM HOUSING SERIES 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		04/07/16	4,430,000	4,430,000
RED CEDAR WIS
REV IDB & PCR SERIES 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.48%		04/07/16	10,000,000	10,000,000
WISCONSIN HSG & ECONOMIC DEV AUTH
REV MULTI FAM HOUSING SERIES 2007 C (LIQ: FEDERAL HOME LOAN BANKS)		0.45%		04/07/16	5,995,000	5,995,000
REV MULTI FAM HOUSING SERIES 2007A (LIQ: FEDERAL HOME LOAN BANKS)		0.45%		04/07/16	7,005,000	7,005,000
REV MULTI FAM HOUSING SERIES 2008-A (LIQ: FEDERAL HOME LOAN BANKS)		0.43%		04/07/16	4,940,000	4,940,000
REV MULTI FAM HOUSING SERIES 2008A (LIQ: JPMORGAN CHASE BANK NA)		0.55%		04/07/16	5,350,000	5,350,000
REV MULTI FAM HOUSING SERIES 2008G (LIQ: JPMORGAN CHASE BANK NA)		0.55%		04/07/16	9,740,000	9,740,000
REV MULTI FAM HOUSING SERIES 2012B (LIQ: FEDERAL HOME LOAN BANKS)		0.43%		04/07/16	14,055,000	14,055,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WISCONSIN HSG 1987 RES
REV HOUS SINGL SERIES 2007E (LIQ: FEDERAL HOME LOAN BANKS)		0.42%		04/07/16	10,240,000	10,240,000
REV SINGLE FAM HOUSING SERIES 2003B (LIQ: FEDERAL HOME LOAN BANKS)		0.53%		04/07/16	15,710,000	15,710,000
REV SINGLE FAM HOUSING SERIES 2015C (LIQ: ROYAL BANK OF CANADA)		0.43%		04/07/16	5,500,000	5,500,000
WISCONSIN HSG 1988 RES
REV HOUS SINGL SERIES 2004 D (LIQ: FEDERAL HOME LOAN BANKS)		0.42%		04/07/16	2,425,000	2,425,000
REV HOUS SINGL SERIES 2005 C (LIQ: ROYAL BANK OF CANADA)		0.42%		04/07/16	23,585,000	23,585,000
REV HOUS SINGL SERIES 2006E (LIQ: CITIBANK NA)	a	0.48%		04/07/16	600,000	600,000
REV HOUS SINGL SERIES 2008A (LIQ: BMO HARRIS BANK NA)		0.53%		04/07/16	28,525,000	28,525,000
WISCONSIN ST HEALTH & EDL FACS AUTH
REV HEALTHCARE SERIES 2007 (LOC: JPMORGAN CHASE BANK NA)		0.52%		04/07/16	5,070,000	5,070,000
REV HOSPITAL (ASCENSION HEALTH ALLIANCE) SERIES 2012D (LIQ: CITIBANK NA)	a	0.43%		04/07/16	3,000,000	3,000,000
REV HOSPITAL (CHILDRENS HOSPITAL OF WI) SERIES 2008B (LIQ: BARCLAYS BANK PLC)	a	0.44%		04/07/16	6,620,000	6,620,000
REV HOSPITAL (FROEDTERT & CMNTY HEALTH OBLIGATED GROUP) SERIES 2009C (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	15,785,000	15,785,000
REV HOSPITAL (FROEDTERT & CMNTY HEALTH OBLIGATED GROUP) SERIES 2009C (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	14,200,000	14,200,000
WISCONSIN STATE OF
GO SERIES 2006C (LIQ: CITIBANK NA)	a	0.47%		04/07/16	1,595,000	1,595,000
						194,370,000
Wyoming 0.6%
GREEN RIV WYO
REV IDB & PCR SERIES 1994 (LOC: COMERICA BANK)		0.55%		04/07/16	11,400,000	11,400,000
WYOMING COMMUNITY DEVELOPMENT AUTHORITY
REV HOUS SINGL SERIES 2006-7 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.43%		04/07/16	10,000,000	10,000,000
REV HOUS SINGL SERIES 2006-9 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.43%		04/07/16	10,000,000	10,000,000
REV HOUS SINGL SERIES 2007-11 (LIQ: FEDERAL HOME LOAN BANKS)		0.45%		04/07/16	6,000,000	6,000,000
REV HOUS SINGL SERIES 2007-2 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.43%		04/07/16	6,000,000	6,000,000
REV HOUS SINGL SERIES 2007-4 (LIQ: FEDERAL HOME LOAN BANKS)		0.50%		04/07/16	14,000,000	14,000,000
REV HOUS SINGL SERIES 2007-6 (LIQ: FEDERAL HOME LOAN BANKS)		0.45%		04/07/16	7,000,000	7,000,000
REV HOUS SINGL SERIES 2007-8 (LIQ: FEDERAL HOME LOAN BANKS)		0.45%		04/07/16	12,000,000	12,000,000
						76,400,000
Other Investments 2.2%
NUVEEN PREMIUM INCOME MUNICIPAL FUND
SERIES 1 (LOC: BARCLAYS BANK PLC)	a	0.53%		04/07/16	91,200,000	91,200,000
NUVEEN QUALITY INCOME MUNICIPAL FUND
SERIES 1 (LOC: JPMORGAN CHASE BANK NA)	a	0.50%		04/07/16	44,900,000	44,900,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NUVEEN SELECT QUALITY MUNICIPAL FUND
SERIES 1 (LOC: BARCLAYS BANK PLC)	a	0.53%		04/07/16	87,100,000	87,100,000
WESTERN ASSET INTERMEDIATE MUNI FUND INC
SERIES 1 (LOC: CITIBANK NA)	a	0.49%		04/07/16	10,100,000	10,100,000
WESTERN ASSET MANAGED MUNICIPALS FUND INC
SERIES 1 (LOC: CITIBANK NA)	a	0.49%		04/07/16	39,000,000	39,000,000
WESTERN ASSET MUNICIPAL PARTNERS FUND INC
SERIES 1 (LOC: CITIBANK NA)	a	0.49%		04/07/16	12,600,000	12,600,000
						284,900,000
Total Variable-Rate Municipal Securities
(Cost $8,635,704,886)						8,635,704,886

End of Investments.

At 03/31/16, the tax basis cost of the fund’s investments was $12,692,737,656.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,553,587,639 or 19.8% of net assets.

AGY —	Agency
APPR/TOB —	Tobacco appropriation
ARPT —	Airport
AUTH —	Authority
CNTY —	County
COP —	Certificate of participation
DEV —	Development
EDL —	Education
FACS —	Facilities
FING —	Financing
GO —	General obligation
GTY —	Guaranty agreement
HBR —	Harbor
HOUS SINGL —	Single-family housing
HSG —	Housing
IDB —	Industrial development bond
IMPT —	Improvement
INDL —	Industrial
INDPT —	Independent
LIQ —	Liquidity agreement
LOC —	Letter of credit
MTG —	Mortgage
MULTI FAM —	Multi-family
MUN —	Municipal
PCR —	Pollution control revenue
PFC —	Passenger facility charge
REV —	Revenue
SAN/SANTN —	Sanitation
SCH DIST —	School district
SUBN —	Suburban
TRAN —	Tax and revenue anticipation note
TRANSN —	Transportation
UN —	Union
UNI —	Unified

The Charles Schwab Family of Funds
Schwab AMT Tax-Free Money Fund™
Portfolio Holdings  as of March 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
37.6%	Fixed-Rate Municipal Securities	1,467,498,969	1,467,498,969
62.1%	Variable-Rate Municipal Securities	2,420,317,013	2,420,317,013
99.7%	Total Investments	3,887,815,982	3,887,815,982
0.3%	Other Assets and Liabilities, Net		11,644,207
100.0%	Net Assets		3,899,460,189

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 37.6% of net assets
Alabama 0.7%
ALABAMA ST PUB SCH & COLLEGE AUTH
REV SCHOOL SERIES 2009A		5.00%		05/01/16	985,000	988,745
REV SCHOOL SERIES 2010-A		5.00%		05/01/16	200,000	200,765
REV SCHOOL SERIES 2015C		3.00%		06/01/16	1,200,000	1,205,266
ALABAMA STATE OF
GO SERIES 2010-B		4.00%		06/01/16	150,000	150,887
HUNTSVILLE ALA HEALTH CARE AUTH
REV HOSPITAL		0.06%		05/02/16	10,000,000	10,000,000
REV HOSPITAL		0.12%		06/01/16	15,000,000	15,000,000
						27,545,663
Alaska 0.0%
NORTH SLOPE BORO ALASKA
GO SERIES 2011B		4.00%		06/30/16	100,000	100,887
GO SERIES 2011B		5.00%		06/30/16	225,000	227,562
GO SERIES 2012A		3.00%		06/30/16	200,000	201,280
						529,729
California 5.7%
CALIFORNIA HEALTH FACS FING AUTH
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2006 E		0.25%		08/02/16	3,500,000	3,500,000
CALIFORNIA ST DEPT WTR RES PWR SUPPLY REV
REV POWER SERIES 2005G-4		5.00%		05/01/16	135,000	135,504
CALIFORNIA STATEWIDE CMNTYS DEV AUTH
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004 E		0.25%		08/16/16	4,700,000	4,700,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004 K		0.29%		09/01/16	6,200,000	6,200,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004 K		0.27%		09/07/16	8,200,000	8,200,000
    1

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004I		0.22%		05/02/16	4,000,000	4,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004I		0.11%		05/18/16	5,300,000	5,300,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004I		0.25%		08/03/16	8,000,000	8,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004K		0.26%		06/01/16	5,000,000	5,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2008B		0.26%		06/02/16	5,000,000	5,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2009 B-2		0.23%		06/08/16	40,000,000	40,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2009 B-3		0.08%		04/01/16	12,500,000	12,500,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2009 B-5		0.21%		05/05/16	14,000,000	14,000,000
REV HOSPITAL (KAISER PERMANENTE) SERIES 2006 D		0.25%		08/04/16	20,500,000	20,500,000
REV HOSPITAL (KAISER PERMANENTE) SERIES 2009A		5.00%		04/01/16	1,090,000	1,090,000
KERN CNTY CALIF
REV COUNTY TAX & REV ANTICIPATION NOTE SERIES 2015-16		7.00%		06/30/16	4,000,000	4,065,648
LOS ANGELES CALIF
REV CITY TAX & REV ANTICIPATION NOTE SERIES 2015		2.00%		06/30/16	40,000,000	40,165,076
LOS ANGELES CNTY CALIF
REV COUNTY TAX & REV ANTICIPATION NOTE SERIES 2015-16		5.00%		06/30/16	17,000,000	17,196,353
RIVERSIDE CNTY CALIF
REV COUNTY TAX & REV ANTICIPATION NOTE SERIES 2015-201		2.00%		06/30/16	10,500,000	10,544,014
STATE OF CALIFORNIA
GO SERIES 2011A-2 (LOC: ROYAL BANK OF CANADA)		0.06%		04/06/16	7,220,000	7,220,000
GO SERIES A-1 (LOC: WELLS FARGO BANK NA)		0.05%		04/05/16	6,000,000	6,000,000
						223,316,595
Colorado 0.4%
COLORADO SPRINGS COLO UTILS
REV WATER & SEWER SERIES A (LOC: BANK OF AMERICA NA)		0.05%		04/07/16	5,800,000	5,800,000
COLORADO STATE OF
REV STATE TAX & REV ANTICIPATION NOTE SERIES 2015A		2.00%		06/29/16	5,000,000	5,020,581
UNIVERSITY OF COLORADO
REV UNIVERSITY SERIES 2009-B-1		5.00%		06/01/16	3,015,000	3,039,331
REV UNIVERSITY SERIES 2009-C		5.00%		06/01/16	100,000	100,771
REV UNIVERSITY SERIES 2010B		3.00%		06/01/16	100,000	100,426
						14,061,109
Connecticut 0.2%
CONNECTICUT ST HEALTH & EDL FACS A
REV HOSPITAL SERIES J-1 (ESCROW)		5.00%		07/01/16	2,750,000	2,781,227
CONNECTICUT ST HSG FIN AUTH
REV MULTI FAM HOUSING SERIES 2012A		1.25%		05/15/16	775,000	775,770
CONNECTICUT STATE OF
GO SERIES 2007B		5.00%		05/01/16	275,000	276,047
GO SERIES 2008B		4.00%		04/15/16	175,000	175,250
GO SERIES 2010A		5.00%		04/01/16	100,000	100,000
GO SERIES 2014C		4.00%		06/15/16	150,000	151,120
YALE UNIVERSITY
REV UNIVERSITY SERIES S-2		0.04%		04/06/16	4,000,000	4,000,000
						8,259,414
Delaware 0.2%
DELAWARE ST HEALTH FACS AUTH
REV HEALTHCARE (CHRISTIANA CARE HLTH SVCS) SERIES 2010 C		0.06%		04/08/16	9,000,000	9,000,000
2

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
District of Columbia 0.1%
DISTRICT OF COLUMBIA (WASHINGTON DC)
GO SERIES 2007B		5.00%		06/01/16	200,000	201,502
GO SERIES 2007C		5.00%		06/01/16	675,000	680,071
GO SERIES 2008F		5.00%		06/01/16	290,000	292,245
GO SERIES 2013A		5.00%		06/01/16	1,615,000	1,627,479
DISTRICT OF COLUMBIA WTR & SWR AUTH
REV WATER & SEWER SERIES A		4.00%		10/01/16	105,000	106,832
						2,908,129
Florida 1.6%
ALACHUA CNTY FLA HEALTH FACS AUTH
REV HEALTHCARE (SHANDS TEACHING HOSPITAL AND CLINICS INC) SERIES 2008 A (LOC: BANK OF AMERICA NA)		0.04%		04/04/16	7,000,000	7,000,000
BREVARD CNTY FLA HEALTH FACS AUTH
REV HOSPITAL (HEALTH FIRST INC) SERIES 2005 (ESCROW)		5.00%		04/01/16	3,730,000	3,730,000
FLORIDA DEPARTMENT OF TRANSPORTATION
GO (FLORIDA STATE OF) SERIES 2009B		5.00%		07/01/16	250,000	252,877
FLORIDA ST BRD ED
GO (FLORIDA STATE OF) SERIES 2004D		5.25%		06/01/16	200,000	201,623
GO (FLORIDA STATE OF) SERIES 2005G		5.00%		06/01/16	110,000	110,834
GO (FLORIDA STATE OF) SERIES 2006A		5.00%		06/01/16	1,350,000	1,360,645
GO (FLORIDA STATE OF) SERIES 2006D		5.00%		06/01/16	125,000	125,929
GO (FLORIDA STATE OF) SERIES 2006F		2.50%		06/01/16	100,000	100,366
GO (FLORIDA STATE OF) SERIES 2007C		5.00%		06/01/16	550,000	554,114
GO (FLORIDA STATE OF) SERIES 2007E		5.00%		06/01/16	340,000	342,621
GO (FLORIDA STATE OF) SERIES 2009 D		5.50%		06/01/16	100,000	100,833
GO (FLORIDA STATE OF) SERIES 2009A		5.00%		06/01/16	370,000	372,804
GO (FLORIDA STATE OF) SERIES 2009C		5.00%		06/01/16	200,000	201,549
GO (FLORIDA STATE OF) SERIES 2010 A		5.00%		06/01/16	675,000	680,145
GO (FLORIDA STATE OF) SERIES 2011A		5.00%		06/01/16	1,075,000	1,083,131
GO (FLORIDA STATE OF) SERIES 2011B		5.00%		06/01/16	1,000,000	1,007,976
GO (FLORIDA STATE OF) SERIES 2011C		5.00%		06/01/16	175,000	176,355
GO (FLORIDA STATE OF) SERIES 2012 D		5.00%		06/01/16	7,645,000	7,704,915
GO (FLORIDA STATE OF) SERIES 2013 B		5.00%		06/01/16	200,000	201,558
GO (FLORIDA STATE OF) SERIES 2014A		5.00%		06/01/16	335,000	337,565
GO (FLORIDA STATE OF) SERIES 2015 A		5.00%		06/01/16	2,450,000	2,468,988
FLORIDA STATE OF
GO SERIES 2010B		5.00%		06/01/16	200,000	201,536
GO SERIES 2011A		4.00%		07/01/16	150,000	151,368
JEA
REV POWER (JEA FL ELEC SYS REV) SERIES 2009G		4.00%		10/01/16	100,000	101,677
REV POWER (JEA FL ELEC SYS REV) SERIES 2012A		5.00%		10/01/16	110,000	112,407
REV POWER (JEA FL ELEC SYS REV) SERIES 2012B		4.00%		10/01/16	500,000	509,111
REV POWER (JEA FL ELEC SYS REV) SERIES 2013C		3.00%		10/01/16	100,000	101,295
REV POWER (JEA FL ELEC SYS REV) SERIES 3 2014A		3.00%		10/01/16	360,000	364,635
REV POWER (JEA FL ELEC SYS REV) SERIES 3-C-3 (LIQ: ROYAL BANK OF CANADA)		0.13%		06/01/16	8,000,000	8,000,000
    3

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ORLANDO FLA UTILS COMMN
REV UTILITY SERIES 2006		5.00%		10/01/16	225,000	230,166
REV UTILITY SERIES 2009C		5.00%		10/01/16	100,000	102,294
REV UTILITY SERIES 2011B		3.00%		10/01/16	100,000	101,251
STATE BOARD OF ADMINISTRATION FINANCE CORP
REV SPECIAL TAX SERIES 2010A (ESCROW)		5.00%		07/01/16	7,585,000	7,672,074
SUNSHINE ST GOVERNMENTAL FING COMMN FLA
GO (ORLANDO FLA) SERIES H (LIQ: JPMORGAN CHASE BANK NA)		0.08%		05/10/16	15,000,000	15,000,000
						60,762,642
Georgia 0.0%
ATLANTA GA ARPT REV
REV AIRPORT SERIES D1-D4 (LOC: BANK OF AMERICA NA)		0.22%		08/01/16	223,000	223,000
GEORGIA STATE OF
GO SERIES 2006D		5.00%		07/01/16	240,000	242,753
GO SERIES 2007E		5.00%		08/01/16	250,000	253,859
						719,612
Hawaii 0.0%
HAWAII STATE OF
GO SERIES 2008DK		5.00%		05/01/16	245,000	245,925
GO SERIES 2013EK		3.00%		08/01/16	280,000	282,433
						528,358
Illinois 1.0%
ILLINOIS EDL FACS AUTH
REV UNIVERSITY SERIES POOL (LOC: NORTHERN TRUST COMPANY (THE))		0.06%		04/05/16	7,000,000	7,000,000
REV UNIVERSITY SERIES POOL (LOC: NORTHERN TRUST COMPANY (THE))		0.07%		04/06/16	9,000,000	9,000,000
REV UNIVERSITY SERIES POOL (LOC: NORTHERN TRUST COMPANY (THE))		0.07%		05/04/16	8,000,000	8,000,000
REV UNIVERSITY SERIES POOL (LOC: NORTHERN TRUST COMPANY (THE))		0.12%		06/01/16	7,000,000	7,000,000
ILLINOIS FINANCE AUTHORITY
REV HOSPITAL (ADVOCATE HLTH CARE NETWORK) SERIES 2013A		4.00%		06/01/16	300,000	301,809
REV HOSPITAL (UNIVERSITY OF CHICAGO MEDICAL CENTER (BERNARD MITCHELL HOSPITAL)) SERIES 2009A		5.00%		08/15/16	2,055,000	2,089,919
REV UNIVERSITY (UNIVERSITY OF CHICAGO) SERIES 2008B		5.00%		07/01/16	2,515,000	2,543,367
ILLINOIS ST TOLL HWY AUTH
REV TOLLS SERIES 2006 A-1 (ESCROW)		5.00%		07/01/16	1,810,000	1,830,691
UNIVERSITY OF ILLINOIS
REV UNIVERSITY SERIES 2006 (ESCROW)		5.00%		04/01/16	2,370,000	2,370,000
						40,135,786
Indiana 0.2%
CARMEL IND REDEV AUTH
REV LEASE REV (ESCROW)		5.00%		07/01/16	500,000	505,799
INDIANA HEALTH & EDL FAC FING AUTH
REV HOSPITAL (ASCENSION HEALTH ALLIANCE) SERIES 2006B-8		4.10%		11/03/16	1,000,000	1,021,500
4

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
INDIANAPOLIS IND GAS UTIL REV
REV UTILITY SERIES 2001 (LOC: JPMORGAN CHASE BANK NA)		0.25%		05/17/16	6,000,000	6,000,000
						7,527,299
Kansas 0.3%
STATE OF KANSAS DEPARTMENT OF TRANSPORTATION
REV TRANSPORTATION SERIES 2009A		5.00%		09/01/16	210,000	213,960
WYANDOTTE CNTY KANS CITY KANS UNI GOVT
GO GENERAL OBLIGATION NOTE SERIES 2016-I		1.00%		03/01/17	10,470,000	10,501,442
						10,715,402
Louisiana 0.1%
LOUISIANA ST CITIZENS PPTY INS CORP
REV SPECIAL TAX SERIES 2006B (ESCROW)		5.00%		06/01/16	3,385,000	3,411,490
LOUISIANA STATE OF
GO SERIES 2006B		4.25%		07/15/16	125,000	126,355
						3,537,845
Maryland 0.4%
ANNE ARUNDEL CNTY MD
GO SERIES 2011		4.00%		04/01/16	3,775,000	3,775,000
MARYLAND HEALTH AND HIGHER EDUCATIONAL FACILITIES AUTHORITY
REV UNIVERSITY (JOHNS HOPKINS UNIVERSITY) SERIES A		0.13%		06/01/16	10,000,000	10,000,000
WASHINGTON SUBN SAN DIST MD
REV WATER & SEWER SERIES 2006		4.25%		06/01/16	100,000	100,634
REV WATER & SEWER SERIES 2006		5.00%		06/01/16	225,000	226,736
REV WATER & SEWER SERIES 2009		5.00%		06/01/16	350,000	352,709
REV WATER & SEWER SERIES 2013		5.00%		06/01/16	1,000,000	1,007,655
						15,462,734
Massachusetts 1.5%
CHICOPEE MASS
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		07/20/16	2,000,000	2,006,193
COMMONWEALTH OF MASSACHUSETTS
GO REVENUE ANTICIPATION NOTE SERIES 2015C		2.00%		06/22/16	7,500,000	7,530,377
GO SERIES 2008 A		5.00%		08/01/16	475,000	482,271
GO SERIES I (LIQ: TD BANK NA)		0.06%		04/21/16	14,000,000	14,000,000
EASTON MASS
GO BOND ANTICIPATION NOTE SERIES 2016		1.50%		08/19/16	1,000,000	1,004,434
HARVARD MASS
GO BOND ANTICIPATION NOTE		2.00%		06/24/16	1,500,000	1,505,834
MASSACHUSETTS BAY TRANS AUTH SALES TAX
REV SALES TAX SERIES B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.60%		05/05/16	6,700,000	6,700,000
MASSACHUSETTS SCHOOL BUILDING AUTHORITY
REV SCHOOL SERIES A (LOC: BANK OF AMERICA NA)		0.10%		05/23/16	6,000,000	6,000,000
REV SCHOOL SERIES C (LOC: BARCLAYS BANK PLC)		0.07%		04/04/16	9,000,000	9,000,000
QUINCY MASS
GO BOND ANTICIPATION NOTE		2.00%		01/20/17	10,000,000	10,122,285
						58,351,394
    5

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Michigan 0.2%
MICHIGAN ST HOSP FIN AUTH
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2008C		0.06%		04/05/16	3,000,000	3,000,000
REGENTS OF THE UNIVERSITY OF MICHIGAN
REV UNIVERSITY SERIES J1		0.04%		04/06/16	4,465,000	4,465,000
						7,465,000
Minnesota 1.2%
ROCHESTER MINN
REV HEALTHCARE (MAYO CLINIC) SERIES 2000 A		0.05%		04/05/16	25,000,000	25,000,000
REV HEALTHCARE (MAYO CLINIC) SERIES 2000 A		0.13%		06/02/16	5,400,000	5,400,000
REV HEALTHCARE (MAYO CLINIC) SERIES 2014		0.13%		06/02/16	16,000,000	16,000,000
						46,400,000
Missouri 0.4%
CITY OF ST LOUIS MO
REV CITY TAX & REV ANTICIPATION NOTE SERIES 2015		2.00%		06/01/16	10,000,000	10,027,358
ST LOUIS MO BRD ED
GO SERIES 2006A (ESCROW)		5.00%		04/01/16	4,725,000	4,725,000
						14,752,358
Nevada 1.4%
LAS VEGAS VALLEY NEV WTR DIST
REV WATER & SEWER (SOUTHERN NEVADA WTR AUTH) SERIES 2004 A (LIQ: JPMORGAN CHASE BANK NA)		0.05%		04/04/16	7,600,000	7,600,000
REV WATER & SEWER (SOUTHERN NEVADA WTR AUTH) SERIES 2004 A (LIQ: JPMORGAN CHASE BANK NA)		0.08%		04/06/16	4,400,000	4,400,000
REV WATER & SEWER (SOUTHERN NEVADA WTR AUTH) SERIES 2004 A (LIQ: JPMORGAN CHASE BANK NA)		0.08%		05/02/16	7,000,000	7,000,000
TRUCKEE MEADOWS NEV WTR AUTH
REV WATER & SEWER SERIES A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.16%		05/25/16	18,000,000	18,000,000
REV WATER & SEWER SERIES B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.06%		05/05/16	5,000,000	5,000,000
REV WATER & SEWER SERIES B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.12%		06/02/16	6,750,000	6,750,000
REV WATER & SEWER SERIES B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.24%		06/16/16	6,150,000	6,150,000
						54,900,000
New Jersey 2.1%
BRICK TWP N J MUN UTILS AUTH
REV WATER & SEWER (BRICK TWP N J) BOND ANTICIPATION NOTE SERIES 2016A		2.00%		12/01/16	2,500,000	2,522,292
BURLINGTON CNTY N J BRIDGE COMMN POOLED LN REV
REV LEASE REV (BURLINGTON CNTY N J) SERIES 2015B		1.50%		05/17/16	7,000,000	7,010,775
EDISON TWP N J
GO BOND ANTICIPATION NOTE SERIES 2016		2.00%		02/10/17	9,000,000	9,112,080
ENGLEWOOD N J
GO BOND ANTICIPATION NOTE SERIES 2015A		1.25%		04/08/16	3,900,000	3,900,751
ESSEX CNTY N J
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		09/16/16	5,000,000	5,040,274
HOBOKEN N J
GO BOND ANTICIPATION NOTE SERIES 2016A		2.25%		03/14/17	12,000,000	12,201,565
6

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
HUDSON CNTY N J IMPT AUTH
GO (HUDSON CNTY N J) SERIES 2015X-1A		2.00%		07/06/16	7,000,000	7,027,394
GO (HUDSON CNTY N J) SERIES 2015Y-1		1.75%		11/11/16	1,000,000	1,007,616
LIVINGSTON TWP N J
GO BOND ANTICIPATION NOTE		2.00%		03/23/17	2,000,000	2,022,827
MARGATE CITY N J
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		07/19/16	1,000,000	1,004,294
MIDDLESEX CNTY N J
GO SERIES 2013		2.00%		06/15/16	105,000	105,311
NUTLEY N J
GO BOND ANTICIPATION NOTE SERIES 2016		2.50%		12/22/16	1,000,000	1,012,894
OCEAN CITY N J
GO BOND ANTICIPATION NOTE SERIES 2015A		2.00%		12/02/16	1,000,000	1,009,310
RUTGERS UNIVERSITY NEW JERSEY
REV UNIVERSITY SERIES A&B (LIQ: WELLS FARGO BANK NA)		0.09%		04/22/16	4,400,000	4,400,000
SEA ISLE CITY N J
GO BOND ANTICIPATION NOTE SERIES 2015 A		2.00%		07/21/16	2,000,000	2,009,111
STAFFORD TWP N J
GO BOND ANTICIPATION NOTE		1.50%		05/13/16	3,000,000	3,003,597
UNION CNTY N J
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		06/24/16	1,000,000	1,003,818
WEST MILFORD TWP N J
GO BOND ANTICIPATION NOTE		1.50%		09/23/16	1,000,000	1,004,805
WEST WINDSOR TWP N J
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		11/10/16	1,000,000	1,006,396
WOODBRIDGE TWP N J
GO BOND ANTICIPATION NOTE		1.50%		08/19/16	16,000,000	16,071,169
						81,476,279
New York 3.4%
BAY SHORE N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		2.00%		06/24/16	1,500,000	1,505,534
BURNT HILLS-BALLSTON LAKE N Y CENT SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		06/24/16	3,000,000	3,007,608
CHEEKTOWAGA-MARYVALE N Y UN FREE SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		1.75%		06/23/16	1,500,000	1,504,195
COMMACK N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.75%		06/27/16	3,000,000	3,010,565
CONNETQUOT CENT SCH DIST N Y ISLIP
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		09/02/16	4,550,000	4,572,696
EAST HAMPTON TWN N Y
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		08/26/16	7,000,000	7,038,820
GRAND ISLAND N Y
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		10/13/16	3,000,000	3,018,013
HAMPTON BAYS N Y UN FREE SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		1.75%		06/24/16	5,000,000	5,015,534
HARBORFIELDS CENT SCH DIST N Y GREENLAWN
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.25%		06/24/16	6,500,000	6,514,034
ISLIP N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.50%		06/24/16	3,000,000	3,008,287
JERICHO N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		2.00%		06/19/16	3,335,000	3,347,402
    7

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
METROPOLITAN TRANS AUTH NY DEDICATED TAX FD
REV TRANSPORTATION BOND ANTICIPATION NOTE SERIES 2015 A5		0.75%		06/01/16	6,000,000	6,004,195
REV TRANSPORTATION BOND ANTICIPATION NOTE SERIES 2015A-7		0.75%		06/01/16	5,000,000	5,003,341
MIDDLE CTRY CENT SCH DIST N Y CENTEREACH
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		08/26/16	2,000,000	2,009,385
NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY
REV WATER & SEWER SERIES 1		0.06%		05/03/16	10,000,000	10,000,000
REV WATER & SEWER SERIES 2007 BB (ESCROW)		5.00%		06/15/16	4,775,000	4,821,863
REV WATER & SEWER SERIES 2009 FF1		4.00%		06/15/16	100,000	100,738
NEW YORK N Y
GO SERIES 2008 E		5.00%		08/01/16	725,000	735,902
GO SERIES 2008A-1		4.15%		08/01/16	300,000	303,695
GO SERIES 2009 A-1		4.00%		08/15/16	100,000	101,285
GO SERIES 2009 C		5.25%		08/01/16	115,000	116,806
GO SERIES 2009 K		4.00%		08/01/16	100,000	101,189
GO SERIES 2012-I		5.00%		08/01/16	100,000	101,494
GO SERIES 2014 G		5.00%		08/01/16	700,000	710,924
GO SERIES 2014B		4.00%		08/01/16	300,000	303,413
GO SERIES 2014K		3.00%		08/01/16	475,000	479,268
NEW YORK ST ENVIRONMENTAL FACS CORP
REV WATER & SEWER (NYC MUNICIPAL WATER FINANCE AUTH PROGRAM) SERIES 2007A		5.00%		06/15/16	100,000	100,952
REV WATER & SEWER (NYC MUNICIPAL WATER FINANCE AUTH PROGRAM) SERIES 2015A		2.00%		06/15/16	3,875,000	3,888,532
NEW YORK ST PWR AUTH REV & GEN PURP
REV POWER SERIES 1		0.05%		04/01/16	7,000,000	7,000,000
REV POWER SERIES 1&2&3		0.04%		04/01/16	2,985,000	2,985,000
REV POWER SERIES 1&2&3		0.03%		04/07/16	6,730,000	6,730,000
REV POWER SERIES 2		0.05%		04/01/16	10,000,000	10,000,000
NEW YORK ST TWY AUTH
REV TRANSPORTATION (NEW YORK ST TWY AUTH HWY & BRD) SERIES 2006A (ESCROW)		5.00%		04/01/16	3,000,000	3,000,000
REV TRANSPORTATION (NEW YORK ST TWY AUTH HWY & BRD) SERIES 2007A		4.00%		04/01/16	500,000	500,000
REV TRANSPORTATION (NEW YORK ST TWY AUTH HWY & BRD) SERIES 2012 A		4.00%		04/01/16	175,000	175,000
NY ST DORM AUTH
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2009D		4.00%		06/15/16	150,000	151,073
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2011 E		5.00%		08/15/16	100,000	101,679
REV UNIVERSITY (NEW YORK STATE OF) SERIES 2010		5.00%		07/01/16	1,550,000	1,568,160
PATCHOGUE-MEDFORD N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.75%		06/24/16	5,000,000	5,016,108
PINE BUSH N Y CENT SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		05/26/16	1,035,000	1,037,415
PORT AUTHORITY OF NEW YORK AND NEW JERSEY
REV TRANSPORTATION SERIES 148		5.00%		08/15/16	200,000	203,452
ROCHESTER N Y
GO BOND ANTICIPATION NOTE SERIES 2016 I		2.00%		03/14/17	5,000,000	5,071,688
THREE VLG CENT SCH DIST N Y BROOKHAVEN & SMITHTOWN
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		08/26/16	9,150,000	9,212,278
8

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
VICTOR N Y CENT SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015 A		1.75%		07/07/16	3,270,000	3,282,344
						132,459,867
North Carolina 0.1%
NORTH CAROLINA STATE OF
GO SERIES 2005A		5.00%		09/01/16	325,000	331,298
GO SERIES 2005B		5.00%		04/01/16	525,000	525,000
GO SERIES 2010A		5.00%		05/01/16	1,000,000	1,004,095
GO SERIES 2011A		5.00%		05/01/16	480,000	481,800
GO SERIES 2013 A		5.00%		05/01/16	345,000	346,338
GO SERIES 2013 C		3.50%		05/01/16	1,020,000	1,022,768
						3,711,299
Ohio 0.5%
OHIO HIGHER EDUCATIONAL FACILITY COMMISSION
REV HOSPITAL (CLEVELAND CLINIC HLTH SYS OBLIG GROUP) SERIES B-6		0.12%		06/09/16	9,300,000	9,300,000
OHIO STATE OF
GO SERIES 2005B		5.00%		05/01/16	150,000	150,580
GO SERIES 2007A		5.00%		06/15/16	560,000	565,328
GO SERIES 2009A		5.00%		09/15/16	200,000	204,089
GO SERIES 2009B		5.00%		09/15/16	150,000	153,105
GO SERIES 2010A		4.00%		08/01/16	230,000	232,671
GO SERIES 2010A		5.00%		08/01/16	220,000	223,371
GO SERIES 2013B		5.00%		08/01/16	115,000	116,690
GO SERIES L		5.00%		05/01/16	200,000	200,766
GO SERIES R		4.00%		05/01/16	400,000	401,193
REV HOSPITAL (CLEVELAND CLINIC HLTH SYS OBLIG GROUP) SERIES 2008B-6		0.10%		04/07/16	7,000,000	7,000,000
						18,547,793
Oregon 0.0%
GREATER ALBANY SCH DIST NO 8JORE
GO (GTY: OREGON STATE OF)		5.00%		06/15/16	200,000	201,900
LANE CNTY ORE CMNTY COLLEGE
GO SERIES 2012 (GTY: OREGON STATE OF)		2.00%		06/15/16	125,000	125,410
MULTNOMAH-CLACKAMAS CNTYS ORE SCH DIST NO 10JT GRESHAM- BARLOW
GO SERIES 2005 (GTY: OREGON STATE OF)		5.25%		06/15/16	125,000	126,214
OREGON STATE OF
GO SERIES 2013F		4.00%		05/01/16	125,000	125,363
GO SERIES 2015D		2.00%		06/01/16	150,000	150,366
GO SERIES H		4.00%		05/01/16	100,000	100,302
SALEM-KEIZER ORE SCH DIST NO 24J
GO SERIES 2009A (GTY: OREGON STATE OF)		4.00%		06/15/16	100,000	100,733
YAMHILL CNTY ORE SCH DIST NO 29J
GO SERIES 2011A (GTY: OREGON STATE OF)		3.50%		06/15/16	125,000	125,768
						1,056,056
Pennsylvania 0.4%
ALLEGHENY CNTY PA HOSP DEV AUTH
REV HOSPITAL (UNIVERSITY OF PITTSBURGH MEDICAL CENTER) SERIES 2008B		5.00%		06/15/16	250,000	252,308
    9

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
PENNSYLVANIA (COMMONWEALTH OF)
GO SERIES 2004		5.38%		07/01/16	700,000	708,862
GO SERIES 2007A		5.00%		11/01/16	165,000	169,323
GO SERIES 2008		5.00%		05/15/16	200,000	201,164
GO SERIES 2009		5.00%		07/01/16	150,000	151,727
GO SERIES 2010A		5.00%		07/15/16	500,000	506,686
PHILADELPHIA PA CITY OF
GO TAX & REV ANTICIPATION NOTE SERIES 2015-16		2.00%		06/30/16	5,120,000	5,141,588
UNIVERSITY OF PITTSBURGH
REV UNIVERSITY SERIES 2002 A		5.00%		09/15/16	140,000	142,919
REV UNIVERSITY SERIES 2007B		0.07%		05/02/16	1,800,000	1,800,000
REV UNIVERSITY SERIES 2015		2.00%		08/02/16	2,500,000	2,514,204
REV UNIVERSITY SERIES B1&B2		0.06%		05/18/16	2,365,000	2,365,000
						13,953,781
South Carolina 0.9%
SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY
REV POWER SERIES A (LIQ: JPMORGAN CHASE BANK NA)		0.09%		04/05/16	6,000,000	6,000,000
REV POWER SERIES E (LIQ: TD BANK NA)		0.07%		05/05/16	18,500,000	18,500,000
SUMTER CNTY S C
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		09/30/16	10,000,000	10,079,731
						34,579,731
Tennessee 1.3%
MEMPHIS TENN
GO SERIES A (LIQ: MIZUHO BANK LTD)		0.06%		05/03/16	15,230,000	15,230,000
GO SERIES A (LIQ: MIZUHO BANK LTD)		0.10%		06/01/16	3,000,000	3,000,000
MET GOVT NASHVILLE & DAVIDSON CNTY TENN
GO SERIES A-1 (LIQ: MIZUHO BANK LTD)		0.07%		04/07/16	5,665,000	5,665,000
GO SERIES A-1 (LIQ: MIZUHO BANK LTD)		0.20%		05/17/16	1,700,000	1,700,000
GO SERIES A-2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.05%		04/05/16	3,000,000	3,000,000
GO SERIES A-2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.08%		05/02/16	3,000,000	3,000,000
GO SERIES A-2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.11%		05/04/16	7,000,000	7,000,000
GO SERIES A-2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.08%		05/05/16	5,700,000	5,700,000
MET GOVT NASHVILLE & DAVIDSON CNTY TENN WTR & SWR REVENUE
REV WATER & SEWER SERIES A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.10%		04/08/16	2,500,000	2,500,000
SHELBY CNTY TENN
GO SERIES 2009-A		5.00%		04/01/16	1,745,000	1,745,000
GO SERIES 2015A		0.23%		05/17/16	2,330,000	2,330,000
						50,870,000
Texas 10.8%
AUSTIN TEX INDPT SCH DIST
GO SERIES 1998 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/16	105,000	106,557
GO SERIES A-2 (LIQ: MIZUHO BANK LTD)		0.07%		04/04/16	5,000,000	5,000,000
GO SERIES A-2 (LIQ: MIZUHO BANK LTD)		0.05%		04/06/16	3,000,000	3,000,000
GO SERIES A-2 (LIQ: MIZUHO BANK LTD)		0.11%		05/02/16	3,000,000	3,000,000
10

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
AUSTIN TX (CITY OF)
REV UTILITY SERIES A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.06%		04/05/16	7,000,000	7,000,000
REV UTILITY SERIES A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.20%		05/17/16	9,260,000	9,260,000
REV UTILITY SERIES A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.24%		05/17/16	4,500,000	4,500,000
REV WATER & SEWER (AUSTIN TX WTR & WASTEWATER SYS) SERIES 2012		5.00%		05/15/16	950,000	955,416
BOWIE TEX INDPT SCH DIST
GO SERIES 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	170,000	172,231
DALLAS AREA RAPID TRANSIT
REV SALES TAX SERIES I		0.08%		05/25/16	8,000,000	8,000,000
REV SALES TAX SERIES I		0.13%		05/25/16	3,330,000	3,330,000
DALLAS TEX
REV WATER & SEWER (DALLAS TEX WTRWKS & SWR SYS REV) SERIES 2007		5.00%		10/01/16	450,000	460,096
REV WATER & SEWER (DALLAS TEX WTRWKS & SWR SYS REV) SERIES E (LIQ: JPMORGAN CHASE BANK NA)		0.06%		04/01/16	2,990,000	2,990,000
REV WATER & SEWER (DALLAS TEX WTRWKS & SWR SYS REV) SERIES E (LIQ: JPMORGAN CHASE BANK NA)		0.05%		04/04/16	3,155,000	3,155,000
REV WATER & SEWER (DALLAS TEX WTRWKS & SWR SYS REV) SERIES E (LIQ: JPMORGAN CHASE BANK NA)		0.07%		04/06/16	21,873,000	21,873,000
REV WATER & SEWER (DALLAS TEX WTRWKS & SWR SYS REV) SERIES E (LIQ: JPMORGAN CHASE BANK NA)		0.07%		05/04/16	3,070,000	3,070,000
DALLAS TEX INDPT SCH DIST
GO SERIES 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	100,000	101,298
DENTON TEX INDPT SCH DIST
GO SERIES 2001 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	100,000	101,707
GO SERIES 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.50%		08/15/16	100,000	101,112
GO SERIES 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	110,000	111,879
GO SERIES 2015- A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/16	1,200,000	1,207,559
EL PASO TEX INDPT SCH DIST
GO SERIES 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	100,000	101,705
FORT BEND TEX INDPT SCH DIST
GO SERIES 2010 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	325,000	330,543
FRISCO TEX INDPT SCH DIST
GO SERIES 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.25%		08/15/16	125,000	127,249
GO SERIES 2010 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	170,000	172,183
GO SERIES 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/16	200,000	201,911
GALENA PARK TEX INDPT SCH DIST
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/16	290,000	291,722
GARLAND TEX
GO SERIES A (LOC: WELLS FARGO BANK NA)		0.09%		04/28/16	6,000,000	6,000,000
    11

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GRAPEVINE-COLLEYVILLE INDPT SCH DIST TEX
GO SERIES 1994 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.40%		08/15/16	200,000	199,702
HARLINGEN TEX CONS INDPT SCH DIST
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/16	700,000	706,889
HARRIS CNTY TEX CULTURAL ED FACS FIN CORP
REV HEALTHCARE (METHODIST HOSPITALS OF TEXAS) SERIES 2009 C-1		0.25%		04/13/16	3,000,000	3,000,000
REV HEALTHCARE (METHODIST HOSPITALS OF TEXAS) SERIES 2009 C-1		0.07%		05/17/16	39,750,000	39,750,000
REV HEALTHCARE (METHODIST HOSPITALS OF TEXAS) SERIES 2009 C-1		0.15%		06/02/16	12,500,000	12,500,000
REV HEALTHCARE (METHODIST HOSPITALS OF TEXAS) SERIES 2009C-2		0.07%		05/04/16	20,000,000	20,000,000
REV HEALTHCARE (METHODIST HOSPITALS OF TEXAS) SERIES 2009C-2		0.22%		06/14/16	27,000,000	27,000,000
REV HOSPITAL (METHODIST HOSPITALS OF TEXAS) SERIES 2009-C1		0.22%		04/05/16	6,000,000	6,000,000
REV HOSPITAL (METHODIST HOSPITALS OF TEXAS) SERIES 2009C2		0.22%		04/05/16	5,180,000	5,180,000
HOUSTON CITY OF
GO SERIES E-1 (LOC: CITIBANK NA)		0.07%		05/02/16	2,000,000	2,000,000
HUMBLE TEX INDPT SCH DIST
GO SERIES 2003 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.15%		06/15/16	100,000	100,565
KERRVILLE TEX INDPT SCH DIST
GO SERIES 2004 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	675,000	686,516
KLEIN TEX INDPT SCH DIST
GO SERIES 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/16	775,000	786,727
GO SERIES 2010 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/01/16	400,000	402,119
LAGO VISTA TEX INDPT SCH DIST
GO SERIES 1997 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.40%		08/15/16	200,000	199,702
LEANDER TEX INDPT SCH DIST
GO SERIES 2007 (ESCROW)		0.39%		08/15/16	4,000,000	1,639,089
GO SERIES 2010 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	500,000	506,734
GO SERIES 2014D (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.43%		08/15/16	175,000	174,719
LEWISVILLE TEX INDPT SCH DIST
GO SERIES 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	100,000	101,334
LOCKHART TEX INDPT SCH DIST
GO SERIES 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/01/16	185,000	186,576
LOWER COLORADO RIVER AUTHORITY
REV UTILITY (LOWER COLORADO RIVER AUTHORITY TRANSMISSION SERVICES CORP) (LOC: STATE STREET BANK AND TRUST COMPANY; JPMORGAN CHASE BANK NA;)		0.07%		05/16/16	23,331,000	23,331,000
MANOR TEX INDPT SCH DIST
GO SERIES 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		1.50%		08/01/16	150,000	150,427
12

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MERCEDES TEX INDPT SCH DIST
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/16	400,000	402,300
MESQUITE TEX INDPT SCH DIST
GO SERIES 2010B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.50%		08/15/16	200,000	201,559
NORTH EAST INDPT SCH DIST TEX
GO SERIES 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/16	410,000	416,262
NORTHSIDE TEX INDPT SCH DIST
GO SERIES 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/16	150,000	151,425
ONALASKA TEX INDPT SCH DIST
GO SERIES 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/16	100,000	100,585
ROMA TEX INDPT SCH DIST
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/16	175,000	176,045
ROUND ROCK TEX INDPT SCH DIST
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/01/16	200,000	200,975
SAN ANTONIO TEX INDPT SCH DIST
GO SERIES 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	100,000	101,337
GO SERIES A (LIQ: ROYAL BANK OF CANADA)		0.11%		05/04/16	2,600,000	2,600,000
GO SERIES A (LIQ: ROYAL BANK OF CANADA)		0.08%		05/16/16	1,000,000	1,000,000
SAN ANTONIO TX
GO SERIES 2008A		5.00%		08/01/16	100,000	101,514
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES A (LIQ: JPMORGAN CHASE BANK NA)		0.07%		04/06/16	7,000,000	7,000,000
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES A (LIQ: JPMORGAN CHASE BANK NA)		0.10%		06/01/16	13,500,000	13,500,000
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.07%		04/06/16	14,000,000	14,000,000
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.08%		04/07/16	16,500,000	16,500,000
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.08%		05/02/16	4,000,000	4,000,000
REV WATER & SEWER (SAN ANTONIO WATER SYSTEM) SERIES 2012		4.00%		05/15/16	100,000	100,441
REV WATER & SEWER (SAN ANTONIO WATER SYSTEM) SERIES A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.05%		04/05/16	1,700,000	1,700,000
REV WATER & SEWER (SAN ANTONIO WATER SYSTEM) SERIES A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.24%		04/19/16	1,300,000	1,300,000
REV WATER & SEWER (SAN ANTONIO WATER SYSTEM) SERIES A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.07%		05/03/16	7,000,000	7,000,000
REV WATER & SEWER (SAN ANTONIO WATER SYSTEM) SERIES A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.12%		06/07/16	4,000,000	4,000,000
SOCORRO TEX INDPT SCH DIST
GO SERIES 2006 A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	300,000	305,130
GO SERIES 2013A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		1.50%		08/15/16	100,000	100,371
SOUTH SAN ANTONIO TEX INDPT SCH DIST
GO SERIES 2007 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.25%		08/15/16	100,000	101,410
    13

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TEXAS A & M UNIVERSITY
REV UNIVERSITY SERIES B		0.07%		04/07/16	3,000,000	3,000,000
TEXAS ST PUB FIN AUTH
GO (TEXAS STATE OF) SERIES 2008		0.06%		04/06/16	1,600,000	1,600,000
GO (TEXAS STATE OF) SERIES 2008		0.17%		04/06/16	10,000,000	10,000,000
REV STATE (TEXAS STATE OF) SERIES 2015B		1.00%		04/01/16	815,000	815,000
TEXAS STATE OF
GO SERIES 2006 (ESCROW)		5.00%		04/01/16	400,000	400,000
GO SERIES 2007C		4.50%		08/01/16	250,000	253,384
GO SERIES 2009A		4.25%		06/01/16	100,000	100,631
GO SERIES 2010D		4.00%		08/01/16	240,000	242,913
TEXAS TECH UNIV
REV UNIVERSITY SERIES 2012A		0.07%		04/07/16	11,521,000	11,521,000
TEXAS TRANSPORTATION COMMISSION
GO (TEXAS STATE OF) SERIES 2006		5.00%		04/01/16	1,200,000	1,200,000
GO (TEXAS STATE OF) SERIES 2014		5.00%		04/01/16	100,000	100,000
REV TRANSPORTATION (TEXAS TRANSPRTN COMMISSIONST STATE HIGHWAY FUND) SERIES 2006		5.00%		04/01/16	100,000	100,000
REV TRANSPORTATION (TEXAS TRANSPRTN COMMISSIONST STATE HIGHWAY FUND) SERIES 2006 (ESCROW)		5.00%		04/01/16	2,630,000	2,630,000
REV TRANSPORTATION (TEXAS TRANSPRTN COMMISSIONST STATE HIGHWAY FUND) SERIES 2006 A		4.50%		04/01/16	350,000	350,000
UNITED INDPT SCH DIST TEX
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	175,000	177,336
UNIVERSITY OF TEXAS SYSTEM
REV UNIVERSITY (TEXAS PERMANENT UNIVERSITY FUND) SERIES A		0.04%		06/06/16	25,000,000	24,994,268
REV UNIVERSITY SERIES 2006 D		5.00%		08/15/16	100,000	101,693
REV UNIVERSITY SERIES 2006C		5.00%		08/15/16	155,000	157,610
REV UNIVERSITY SERIES 2008A		5.00%		08/15/16	280,000	284,767
REV UNIVERSITY SERIES A		0.07%		04/07/16	7,000,000	7,000,000
REV UNIVERSITY SERIES A		0.05%		04/20/16	15,000,000	15,000,000
REV UNIVERSITY SERIES A		0.05%		04/26/16	7,000,000	7,000,000
REV UNIVERSITY SERIES A		0.06%		05/03/16	8,000,000	8,000,000
REV UNIVERSITY SERIES A		0.07%		05/19/16	22,000,000	22,000,000
WACO TEX INDPT SCH DIST
GO (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.25%		08/15/16	100,000	101,391
WYLIE TEX INDPT SCH DIST
GO SERIES 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.56%		08/15/16	300,000	299,366
GO SERIES 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.39%		08/15/16	100,000	99,851
GO SERIES 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.40%		08/15/16	300,000	299,554
GO SERIES 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.51%		08/15/16	200,000	199,614
						422,410,999
Utah 0.3%
INTERMOUNTAIN PWR AGY UTAH
REV POWER SERIES B-1 (LOC: BANK OF AMERICA NA)		0.40%		04/27/16	7,620,000	7,620,000
REV POWER SERIES B-1& B-2 (LOC: BANK OF AMERICA NA)		0.08%		04/04/16	5,685,000	5,685,000
						13,305,000
14

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Virginia 0.9%
METROPOLITAN WASHINGTON AIRPORTS AUTHORITY
REV AIRPORT SERIES 1 (LOC: JPMORGAN CHASE BANK NA)		0.05%		04/01/16	3,300,000	3,300,000
REV AIRPORT SERIES 1 (LOC: JPMORGAN CHASE BANK NA)		0.04%		04/04/16	5,000,000	5,000,000
REV AIRPORT SERIES 1 (LOC: JPMORGAN CHASE BANK NA)		0.07%		05/06/16	21,000,000	21,000,000
REV AIRPORT SERIES 2009B		5.00%		10/01/16	135,000	138,064
VIRGINIA COMWLTH TRANSN BRD
REV TRANSPORTATION (VIRGINIA COMMONWEALTH OF) SERIES 2011		5.00%		05/15/16	4,000,000	4,022,485
VIRGINIA ST HSG DEV AUTH
REV HOUS SINGL (VIRGINIA ST HSG DEV AUTH CMWLTH) SERIES 2015C5		1.20%		07/01/16	300,000	300,333
						33,760,882
Washington 0.4%
CLARK CNTY WASH SCH DIST
GO SERIES 2005 (GTY: STATE OF WASHINGTON)		5.25%		06/01/16	100,000	100,807
KING CNTY WASH
GO SERIES 2013		5.00%		06/01/16	100,000	100,770
KING CNTY WASH SCH DIST NO 403 RENTON
GO SERIES 2014 (GTY: STATE OF WASHINGTON)		5.00%		06/01/16	200,000	201,548
KING CNTY WASH SCH DIST NO 415 KENT
GO SERIES 2005 (GTY: STATE OF WASHINGTON)		5.00%		12/01/16	160,000	164,669
PIERCE CNTY WASH SCH DIST NO 83 UNIV PL
GO SERIES 2012 (GTY: STATE OF WASHINGTON)		3.00%		12/01/16	100,000	101,660
SNOHOMISH CNTY WASH SCH DIST NO 15 EDMONDS
GO SERIES 2014 (GTY: STATE OF WASHINGTON)		5.00%		12/01/16	165,000	169,873
STATE OF WASHINGTON
GO SERIES 2007F		4.50%		07/01/16	150,000	151,532
GO SERIES 2008A		5.00%		07/01/16	250,000	252,884
GO SERIES 2008B		5.00%		07/01/16	340,000	343,928
GO SERIES 2009A		5.00%		07/01/16	575,000	581,603
GO SERIES 2009B		5.00%		07/01/16	350,000	354,025
GO SERIES 2010B		5.00%		08/01/16	1,000,000	1,015,590
GO SERIES R-2012A		5.00%		07/01/16	100,000	101,145
GO SERIES R-2012C		5.00%		07/01/16	790,000	799,096
GO SERIES R-2013B		5.00%		07/01/16	225,000	227,559
GO SERIES R-2013C		3.00%		07/01/16	6,000,000	6,039,312
GO SERIES R-2015D		3.00%		07/01/16	200,000	201,271
REV COP SERIES 2006J		3.63%		07/01/16	185,000	186,436
UNIVERSITY OF WASHINGTON
REV UNIVERSITY SERIES A		0.09%		05/23/16	5,975,000	5,975,000
WASHINGTON ST HLTH CARE FACS AUTH
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2011B		5.00%		10/01/16	150,000	153,315
REV HOSPITAL (SEATTLE CHILDRENS HOSPITAL) SERIES 2009		4.00%		10/01/16	100,000	101,703
						17,323,726
    15

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Wisconsin 0.9%
WISCONSIN ST HEALTH & EDL FACS AUTH
REV HEALTHCARE (AURORA HEALTH CARE) SERIES 2008B (LOC: JPMORGAN CHASE BANK NA)		0.17%		05/04/16	6,500,000	6,500,000
REV HEALTHCARE (AURORA HEALTH CARE) SERIES 2010 C (LOC: BANK OF AMERICA NA)		0.14%		07/12/16	15,000,000	15,000,000
WISCONSIN STATE OF
GO (LIQ: BMO HARRIS BANK NA)		0.23%		05/05/16	2,000,000	2,000,000
GO (LIQ: BMO HARRIS BANK NA)		0.24%		06/16/16	1,300,000	1,300,000
GO SERIES 2005D (ESCROW)		5.00%		05/01/16	1,300,000	1,305,003
GO SERIES 2006A (ESCROW)		4.75%		05/01/16	3,300,000	3,311,925
GO SERIES 2006A (ESCROW)		5.00%		05/01/16	1,700,000	1,706,542
GO SERIES 2007-1		5.00%		05/01/16	2,150,000	2,158,604
GO SERIES 2007C		5.00%		05/01/16	100,000	100,379
GO SERIES 2010 SER		5.00%		05/01/16	2,800,000	2,811,439
GO SERIES 2010-A		4.00%		05/01/16	200,000	200,596
GO SERIES 2011 SER		5.00%		05/01/16	165,000	165,631
GO SERIES 2011 SER		4.00%		11/01/16	125,000	127,573
GO SERIES 2011B		5.00%		05/01/16	100,000	100,372
GO SERIES C		5.00%		05/01/16	375,000	376,423
						37,164,487
Total Fixed-Rate Municipal Securities
(Cost $1,467,498,969)						1,467,498,969

Variable-Rate Municipal Securities 62.1% of net assets
Alabama 6.2%
ALABAMA SPL CARE FACS FING AUTH
REV HOSPITAL (ASCENSION HEALTH ALLIANCE) SERIES 2006C2 (LIQ: BANK OF AMERICA NA)	a	0.45%		04/07/16	6,180,000	6,180,000
ALABAMA ST MUNICIPAL FUNDING CORP
REV PUBLIC SERVICES SERIES 2006 (LOC: US BANK NATIONAL ASSOCIATION)		0.42%		04/07/16	9,025,000	9,025,000
REV PUBLIC SERVICES SERIES 2008 A - (LOC: US BANK NATIONAL ASSOCIATION)		0.42%		04/07/16	35,845,000	35,845,000
ALABAMA ST PUB SCH & COLLEGE AUTH
REV SCHOOL SERIES 2007 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.43%		04/07/16	28,655,000	28,655,000
BIRMINGHAM ALA WTRWKS BRD
REV WATER & SEWER SERIES 2013B (LIQ: BARCLAYS BANK PLC)	a	0.44%		04/07/16	10,310,000	10,310,000
COLUMBIA ALA INDL DEV BRD
REV IDB & PCR (ALABAMA POWER COMPANY) SERIES 2014A		0.37%		04/01/16	13,050,000	13,050,000
REV IDB & PCR (ALABAMA POWER COMPANY) SERIES 2014D		0.33%		04/07/16	12,500,000	12,500,000
MOBILE ALA INDL DEV BRD
REV IDB & PCR (ALABAMA POWER COMPANY) SERIES 2007C		0.45%		04/07/16	15,500,000	15,500,000
MOBILE CNTY ALA INDL DEV AUTH
REV IDB & PCR SERIES 2010 A (LOC: SWEDBANK AB)		0.32%		04/07/16	15,960,000	15,960,000
REV IDB & PCR SERIES 2011 (LOC: CREDIT AGRICOLE CORPORATE & INVESTMENT BANK SA)		0.32%		04/07/16	30,000,000	30,000,000
TROY ALA HEALTH CARE AUTH
REV HOSPITAL SERIES 2003 (LOC: FEDERAL HOME LOAN BANKS)		0.44%		04/07/16	1,700,000	1,700,000
16

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TUSCALOOSA CNTY ALA INDL DEV AUTH
REV IDB & PCR SERIES 2008A (LOC: CITIBANK NA)		0.41%		04/07/16	10,000,000	10,000,000
REV IDB & PCR SERIES 2008C (LOC: BANK OF NOVA SCOTIA)		0.42%		04/07/16	13,000,000	13,000,000
REV IDB & PCR SERIES 2011H (LOC: BANK OF NOVA SCOTIA)		0.42%		04/07/16	25,000,000	25,000,000
WEST JEFFERSON ALA INDL DEV BRD
REV IDB & PCR (ALABAMA POWER COMPANY) SERIES 1998		0.45%		04/07/16	15,000,000	15,000,000
						241,725,000
Arizona 0.6%
ARIZONA HEALTH FAC AUTH
REV HOSPITAL (BANNER HEALTH) SERIES 2008A&D, 2012A (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	4,770,000	4,770,000
REV HOSPITAL SERIES 2008 B (LOC: BARCLAYS BANK PLC)		0.42%		04/07/16	3,375,000	3,375,000
REV HOSPITAL SERIES 2015 C (LOC: BANK OF AMERICA NA)		0.52%		04/07/16	3,600,000	3,600,000
MARICOPA CNTY ARIZ INDL DEV AUTH
REV HEALTHCARE SERIES 2005 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.40%		04/07/16	11,860,000	11,860,000
						23,605,000
California 1.4%
CALIFORNIA HEALTH FACS FING AUTH
REV HOSPITAL (STANFORD HOSP CLINICS) SERIES 2010B (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	2,000,000	2,000,000
REV HOSPITAL (SUTTER HEALTH) SERIES 2007A & 2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	3,750,000	3,750,000
REV HOSPITAL (SUTTER HEALTH) SERIES 2011D (LIQ: CITIBANK NA)	a	0.43%		04/07/16	4,000,000	4,000,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
REV UNIVERSITY SERIES 2009 (LOC: COMERICA BANK)		0.50%		04/07/16	3,345,000	3,345,000
CALIFORNIA POLLUTION CONTROL FINANCE AUTH - PG&E
REV WASTE/POLLUTION (HILMAR CHEESE CO INC) SERIES 2010 (LOC: COBANK ACB)		0.32%		04/07/16	5,285,000	5,285,000
CONTRA COSTA WATER DISTRICT
REV WATER & SEWER		0.30%	05/16/16	12/16/16	5,000,000	5,000,000
LOS ANGELES CALIF CMNTY COLLEGE DIST
REV SCHOOL SERIES 2007A (LIQ: CITIBANK NA)	a	0.43%		04/07/16	8,700,000	8,700,000
LOS ANGELES CALIF DEPT WTR
REV WATER & SEWER SERIES 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	4,700,000	4,700,000
PITTSBURG CALIF PUB FING AUTH
REV WATER & SEWER SERIES 2008 (LOC: BANK OF THE WEST)		0.45%		04/07/16	2,915,000	2,915,000
SAN FRANCISCO CALIF CITY & CNTY
REV LEASE REV SERIES 2010A (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	3,340,000	3,340,000
STATE OF CALIFORNIA
GO SERIES 2016 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		04/07/16	1,000,000	1,000,000
UNIVERSITY OF CALIFORNIA
REV UNIVERSITY SERIES 2015I (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	11,885,000	11,885,000
						55,920,000
Colorado 2.3%
BROOMFIELD COLO URBAN RENEWAL AUTH
REV SPECIAL TAX SERIES 2005 (LOC: BNP PARIBAS SA)		0.48%		04/07/16	18,055,000	18,055,000
    17

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
COLORADO HEALTH FACS AUTH REV
REV HOSPITAL (SISTERS OF CHARITY OF LEAVENWORTH HLTH SVCS CORP) SERIES 2013A (LIQ: CITIBANK NA)	a	0.44%		04/07/16	1,000,000	1,000,000
REV HOSPITAL (SISTERS OF CHARITY OF LEAVENWORTH HLTH SVCS CORP) SERIES 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	7,000,000	7,000,000
COLORADO HOUSING & FINANCE AUTHORITY
REV HOUS SINGL SERIES 2002 B-3 (LIQ: BANK OF AMERICA NA)		0.39%		04/07/16	3,875,000	3,875,000
COLORADO SPRINGS COLO UTILS
REV UTILITY SERIES 2000A (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.40%		04/07/16	9,000,000	9,000,000
LAFAYETTE COLO
REV MULTI FAM HOUSING SERIES 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.38%		04/07/16	12,450,000	12,450,000
MIDCITIES MET DIST NO 1 COLO
REV SALES TAX SERIES 2004B (LOC: BNP PARIBAS SA)		0.46%		04/07/16	4,000,000	4,000,000
PARKER AUTOMOTIVE MET DIST COLO
REV SPECIAL TAX SERIES 2005 (LOC: US BANK NATIONAL ASSOCIATION)		0.44%		04/07/16	770,000	770,000
SHERIDAN REDEV AGY COLO TAX INCREAMENT REV
REV SPECIAL TAX SERIES 2011A1 (LOC: JPMORGAN CHASE BANK NA)		0.46%		04/07/16	9,425,000	9,425,000
UNIVERSITY OF COLORADO
REV UNIVERSITY SERIES 2011A (LIQ: CITIBANK NA)	a	0.43%		04/07/16	8,000,000	8,000,000
REV UNIVERSITY SERIES 2013A (LIQ: ROYAL BANK OF CANADA)	a	0.45%		04/07/16	9,000,000	9,000,000
REV UNIVERSITY SERIES 2014A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	5,625,000	5,625,000
						88,200,000
Connecticut 0.8%
CONNECTICUT HEALTH AND EDUCATIONAL FACILITIES AUTHORITY
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2016CT (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		04/07/16	3,750,000	3,750,000
CONNECTICUT ST HEALTH & EDL FACS A
REV UNIVERSITY (YALE UNIVERSITY) SERIES 2013A		1.35%		07/21/16	16,245,000	16,296,038
CONNECTICUT STATE OF
GO SERIES 2011C		1.05%	04/07/16	05/15/16	3,775,000	3,777,710
GO SERIES 2015D (LIQ: JP MORGAN SECURITIES LLC)	a	0.35%		04/01/16	3,200,000	3,200,000
GO SERIES 2015F (LIQ: BARCLAYS BANK PLC)	a	0.45%		04/07/16	3,095,000	3,095,000
						30,118,748
District of Columbia 2.3%
DISTRICT COLUMBIA HSG FIN AGY
REV MULTI FAM HOUSING SERIES 2012 (LOC: FEDERAL HOME LOAN BANKS)		0.43%		04/07/16	4,250,000	4,250,000
REV MULTI FAM HOUSING SERIES 2012 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.39%		04/07/16	2,000,000	2,000,000
DISTRICT OF COLUMBIA (WASHINGTON DC)
GO SERIES 2008E (LIQ: BANK OF AMERICA NA)	a	0.45%		04/07/16	3,305,000	3,305,000
REV SPECIAL TAX (DISTRICT COLUMBIA INCOME TAX REV) SERIES 2012B (LIQ: CITIBANK NA)	a	0.44%		04/07/16	6,200,000	6,200,000
REV SPECIAL TAX (DISTRICT COLUMBIA INCOME TAX REV) SERIES 2015 A		0.52%	04/07/16	12/01/16	16,605,000	16,605,000
18

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV UNIVERSITY (AMERICAN UNIVERSITY) SERIES 2006A (LOC: ROYAL BANK OF CANADA)		0.43%		04/07/16	7,000,000	7,000,000
REV UNIVERSITY (AMERICAN UNIVERSITY) SERIES 2006B (LOC: ROYAL BANK OF CANADA)		0.43%		04/07/16	20,900,000	20,900,000
REV UNIVERSITY (CATHOLIC UNIVERSITY OF AMERICA) SERIES 2007 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.44%		04/07/16	7,755,000	7,755,000
DISTRICT OF COLUMBIA WTR & SWR AUTH
REV WATER & SEWER SERIES 2008A (LIQ: CITIBANK NA)	a	0.43%		04/07/16	9,360,000	9,360,000
REV WATER & SEWER SERIES 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	3,025,000	3,025,000
REV WATER & SEWER SERIES A		0.06%	04/05/16	11/25/16	8,000,000	8,000,000
						88,400,000
Florida 3.0%
FLORIDA HSG FIN CORP
REV MULTI FAM HOUSING SERIES 2008-K-1 (LOC: FEDERAL HOME LOAN BANKS)		0.42%		04/07/16	6,120,000	6,120,000
FLORIDA ST BRD ED
GO (FLORIDA STATE OF) SERIES 2006B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.40%		04/07/16	10,000,000	10,000,000
JACKSONVILLE FLA
REV PUBLIC SERVICES SERIES 2008-A (LOC: BANK OF AMERICA NA)		0.41%		04/07/16	8,440,000	8,440,000
JEA
REV POWER (JEA FL ELEC SYS REV) SERIES 2013C (LIQ: CITIBANK NA)	a	0.44%		04/07/16	8,565,000	8,565,000
MIAMI-DADE CNTY FLA
REV SALES TAX (MIAMI-DADE CNTY FLA TRANSIT SALES SURTAX REV) SERIES 2006 (ESCROW) (LIQ: CITIBANK NA)	a	0.45%		04/07/16	7,640,000	7,640,000
ORLANDO & ORANGE CNTY EXPWY AUTH FLA
REV TRANSPORTATION SERIES 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.45%		04/07/16	5,000,000	5,000,000
REV TRANSPORTATION SERIES 2007A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.44%		04/07/16	14,715,000	14,715,000
ORLANDO FLA UTILS COMMN
REV UTILITY SERIES 2015B (LIQ: TD BANK NA)		0.38%		04/07/16	12,755,000	12,755,000
PALM BEACH CNTY FLA
REV EDUCATIONAL INSTITUTION (NORTON GALLERY AND SCHOOL OF ART INC) SERIES 1995 (LOC: NORTHERN TRUST COMPANY (THE))		0.45%		04/07/16	11,800,000	11,800,000
REV EDUCATIONAL INSTITUTION (NORTON GALLERY AND SCHOOL OF ART INC) SERIES 2000 (LOC: NORTHERN TRUST COMPANY (THE))		0.45%		04/07/16	3,000,000	3,000,000
REV HOSPITAL (HOSPICE OF PALM BEACH CNY INC) SERIES 2001 (LOC: NORTHERN TRUST COMPANY (THE))		0.48%		04/07/16	8,000,000	8,000,000
PALM BEACH CNTY FLA SOLID WASTE AUTH
REV WASTE/POLLUTION SERIES 2009A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	2,275,000	2,275,000
SOUTH MIAMI FLA HEALTH FACS AUTH
REV HOSPITAL (BAPTIST HEALTH SOUTH FLORIDA INC) SERIES 2007 (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	5,375,000	5,375,000
REV HOSPITAL (BAPTIST HEALTH SOUTH FLORIDA INC) SERIES 2007 (LIQ: JPMORGAN CHASE BANK NA)	a	0.48%		04/07/16	5,185,000	5,185,000
    19

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TALLAHASSEE FLA
REV POWER (TALLAHASSEE FLA ENERGY SYS REV) SERIES 2007 (LIQ: CITIBANK NA)	a	0.45%		04/07/16	9,705,000	9,705,000
						118,575,000
Georgia 1.3%
ATLANTA GA (CITY OF)
REV WATER & SEWER (ATLANTA GA WTR & WASTEWTR REV) SERIES 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	13,870,000	13,870,000
BARTOW CNTY GA DEV AUTH
REV LEASE REV (VMC SPECIALTY ALLOYS LLC) SERIES 2010 (LOC: COMERICA BANK)		0.50%		04/07/16	3,235,000	3,235,000
HEARD CNTY GA DEV AUTH
REV IDB & PCR (OGLETHORPE POWER CORPORATION) SERIES 2009A (LOC: JPMORGAN CHASE BANK NA)		0.52%		04/07/16	1,000,000	1,000,000
MAIN STR NAT GAS INC GA GAS PROJ REV
REV UTILITY SERIES A1 (LOC: ROYAL BANK OF CANADA)		0.46%	04/07/16	06/01/16	16,850,000	16,850,000
REV UTILITY SERIES A2 (LOC: ROYAL BANK OF CANADA)		0.48%	04/07/16	08/01/16	14,435,000	14,435,000
						49,390,000
Hawaii 0.1%
HAWAII STATE OF
GO SERIES 2007DJ (ESCROW) (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.43%		04/07/16	4,995,000	4,995,000
Idaho 0.1%
IDAHO HEALTH FACILITIES AUTHORITY
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2013ID		0.14%		06/01/16	3,600,000	3,600,000
Illinois 6.6%
BARTLETT ILL
GO SERIES 2004 (LOC: FIFTH THIRD BANK (OHIO))		0.54%		04/07/16	7,400,000	7,400,000
BLOOMINGTON & NORMAL ILL ARPT
REV TRANSPORTATION SERIES 2012 (LOC: NORTHERN TRUST COMPANY (THE))		0.59%		04/07/16	4,395,000	4,395,000
BLOOMINGTON ILL
GO SERIES 2004 (LIQ: JPMORGAN CHASE BANK NA)		0.59%		04/07/16	8,900,000	8,900,000
BOLINGBROOK ILL
REV SPECIAL TAX SERIES 2005 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.48%		04/07/16	4,875,000	4,875,000
CHICAGO (CITY OF)
REV WATER & SEWER (CHICAGO IL WATER SYSTEM) SERIES 2004-2 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.53%		04/07/16	14,000,000	14,000,000
REV WATER & SEWER (CHICAGO IL WATER SYSTEM) SERIES 2004-3 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.49%		04/07/16	580,000	580,000
CHICAGO ILL MET WTR RECLAMATION DIST
GO SERIES 2014A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.46%		04/07/16	1,000,000	1,000,000
REV WATER & SEWER SERIES 2007A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.43%		04/07/16	10,350,000	10,350,000
ILLINOIS FINANCE AUTHORITY
REV EDUCATIONAL INSTITUTION (RADIOLOGICAL SOC N AMER) SERIES 1997 (LOC: JPMORGAN CHASE BANK NA)		0.58%		04/07/16	395,000	395,000
REV HEALTHCARE (REGENCY PARK AT LINCOLNWOOD IL) SERIES 1991B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	14,025,000	14,025,000
20

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV HEALTHCARE SERIES 2006 (LOC: NORTHERN TRUST COMPANY (THE))		0.48%		04/07/16	6,515,000	6,515,000
REV HOSPITAL (ADVOCATE HLTH CARE NETWORK) SERIES 2003 A		0.35%		07/21/16	4,125,000	4,125,000
REV HOSPITAL (ADVOCATE HLTH CARE NETWORK) SERIES 2015 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	2,250,000	2,250,000
REV HOSPITAL (CARLE FOUNDATION IL) SERIES 2009C (LOC: NORTHERN TRUST COMPANY (THE))		0.42%		04/07/16	1,600,000	1,600,000
REV HOSPITAL (NORTHSHORE UNIV HLTHSYS) SERIES 2010 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	2,000,000	2,000,000
REV HOSPITAL (UNIVERSITY OF CHICAGO MEDICAL CENTER (BERNARD MITCHELL HOSPITAL)) SERIES 2011C (LIQ: JPMORGAN CHASE BANK NA)	a	0.46%		04/07/16	7,670,000	7,670,000
REV HOSPITAL SERIES 2004 (LOC: JPMORGAN CHASE BANK NA)		0.44%		04/07/16	14,000,000	14,000,000
REV PUBLIC SERVICES SERIES 2001 (LOC: BMO HARRIS BANK NA)		0.50%		04/07/16	5,800,000	5,800,000
REV SCHOOL (FENWICK HIGH SCHOOL IL) SERIES 1997 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.36%		04/07/16	2,000,000	2,000,000
REV SCHOOL (KOHL CHILDRENS MUSEUM OF GTR CHICAGO INC) SERIES 2004 (LOC: NORTHERN TRUST COMPANY (THE))		0.48%		04/07/16	615,000	615,000
REV SCHOOL (PERSPECTIVES CHARTER SCHOOL) SERIES 2003 (LOC: BMO HARRIS BANK NA)		0.43%		04/07/16	4,100,000	4,100,000
REV SCHOOL (UNIVERSITY OF CHICAGO) SERIES 2008B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	8,875,000	8,875,000
REV SCHOOL SERIES 2009C (LOC: PNC BANK NATIONAL ASSOCIATION)		0.42%		04/07/16	2,395,000	2,395,000
REV UNIVERSITY (GARRETT-EVANGELICAL THEOLOGICAL SEMINARY) SERIES 2010 (LOC: FEDERAL HOME LOAN BANKS)		0.43%		04/07/16	4,120,000	4,120,000
REV UNIVERSITY (LAKE FOREST COLLEGE) SERIES 2008 (LOC: NORTHERN TRUST COMPANY (THE))		0.48%		04/07/16	3,500,000	3,500,000
REV UNIVERSITY (UNIVERSITY OF CHICAGO) SERIES 2013A (LIQ: CREDIT SUISSE AG)	a	0.54%		04/07/16	940,000	940,000
REV UNIVERSITY (UNIVERSITY OF CHICAGO) SERIES 2015A (LIQ: BARCLAYS BANK PLC)	a	0.44%		04/07/16	6,000,000	6,000,000
ILLINOIS HEALTH FACS AUTH
REV HOSPITAL (ADVOCATE HLTH CARE NETWORK) SERIES 2003C		0.27%		05/05/16	3,515,000	3,515,000
ILLINOIS HSG DEV AUTH
REV MULTI FAM HOUSING SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.55%		04/07/16	8,605,000	8,605,000
ILLINOIS ST TOLL HWY AUTH
REV TOLLS SERIES 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	1,215,000	1,215,000
REV TOLLS SERIES 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.46%		04/07/16	6,185,000	6,185,000
REV TOLLS SERIES 2014B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.42%		04/07/16	8,000,000	8,000,000
REV TOLLS SERIES 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.47%		04/07/16	10,000,000	10,000,000
REV TOLLS SERIES 2015B (LIQ: CITIBANK NA)	a	0.43%		04/07/16	1,140,000	1,140,000
REV TOLLS SERIES 2015B (LIQ: ROYAL BANK OF CANADA)	a	0.47%		04/07/16	3,100,000	3,100,000
REV TRANSPORTATION SERIES 2008A-1a (LIQ: JPMORGAN CHASE BANK NA)		0.45%		04/07/16	22,250,000	22,250,000
    21

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ILLINOIS STATE OF
GO SERIES 2003B-1 (LOC: JPMORGAN CHASE BANK NA)		0.55%		04/07/16	10,000,000	10,000,000
GO SERIES 2003B-4 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.50%		04/07/16	3,200,000	3,200,000
LAKE CNTY ILL
REV MULTI FAM HOUSING SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.39%		04/07/16	4,100,000	4,100,000
REGIONAL TRANSN AUTH ILL
REV SALES TAX SERIES 1999 (LIQ: CITIBANK NA)	a	0.45%		04/07/16	9,900,000	9,900,000
REV SALES TAX SERIES 2000A (LIQ: BANK OF AMERICA NA)	a	0.37%		04/07/16	6,665,000	6,665,000
WILL CNTY ILL CMNTY UNIT SCH DIST NO 365-U VALLEY VIEW
GO SERIES 2005 (LOC: WELLS FARGO & COMPANY)	a	0.44%		04/07/16	15,605,000	15,605,000
						255,905,000
Indiana 2.2%
DEARBORN CNTY IND
REV HOSPITAL SERIES 2006 (LOC: FIFTH THIRD BANK)		0.49%		04/07/16	2,000,000	2,000,000
INDIANA ST FINANCE AUTHORITY
REV HEALTHCARE SERIES 2011L&M (LOC: ROYAL BANK OF CANADA)	a	0.44%		04/07/16	14,685,000	14,685,000
REV HOSPITAL (ASCENSION HEALTH ALLIANCE) SERIES 2008E-7		0.45%		04/07/16	2,000,000	2,000,000
REV HOSPITAL (ASCENSION HEALTH ALLIANCE) SERIES 2008E-8		0.38%		04/07/16	2,200,000	2,200,000
REV HOSPITAL (INDIANA UNIVERSITY HEALTH) SERIES 2016C (LOC: BMO HARRIS BANK NA)		0.40%		04/07/16	4,500,000	4,500,000
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2008D-1		0.40%		04/07/16	6,245,000	6,245,000
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2009A & 2010B (LIQ: JPMORGAN CHASE BANK NA)	a	0.46%		04/07/16	7,055,000	7,055,000
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	2,000,000	2,000,000
REV HOSPITAL SERIES 2011C (LOC: NORTHERN TRUST COMPANY (THE))		0.40%		04/07/16	4,405,000	4,405,000
REV IDB & PCR SERIES 2012 (LOC: COBANK ACB)		0.45%		04/07/16	28,500,000	28,500,000
REV UNIVERSITY (DEPAUW UNIVERSITY IN) SERIES 2008-A (LOC: NORTHERN TRUST COMPANY (THE))		0.40%		04/07/16	10,510,000	10,510,000
INDIANAPOLIS IND
REV MULTI FAM HOUSING SERIES 2008 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.48%		04/07/16	1,150,000	1,150,000
						85,250,000
Iowa 2.0%
IOWA HIGHER EDUCATION LOAN AUTHORITY
REV STUDENT LOANS SERIES 2004 (LOC: FIFTH THIRD BANK)		0.42%		04/01/16	2,100,000	2,100,000
IOWA ST FINANCE AUTHORITY
REV HOSPITAL SERIES 2013B-2 (LOC: MUFG UNION BANK NA)		0.39%		04/07/16	5,000,000	5,000,000
REV HOUS SINGL (IOWA FINANCE AUTHORITY - 1991 SF RESOLUTION) SERIES 2015 B (LIQ: FEDERAL HOME LOAN BANKS)		0.48%		04/07/16	3,400,000	3,400,000
REV IDB & PCR (CARGILL INC) SERIES 2009B		0.46%		04/07/16	15,259,000	15,259,000
REV IDB & PCR (CARGILL INC) SERIES 2012A		0.46%		04/07/16	16,900,000	16,900,000
REV IDB & PCR SERIES 2010 (LOC: COBANK ACB)		0.31%		04/07/16	10,000,000	10,000,000
22

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV IDB & PCR SERIES 2012 (LOC: US BANK NATIONAL ASSOCIATION)		0.42%		04/07/16	12,100,000	12,100,000
REV IDB & PCR SERIES 2012 (LOC: US BANK NATIONAL ASSOCIATION)		0.47%		04/07/16	15,000,000	15,000,000
						79,759,000
Kansas 0.3%
KANSAS ST DEV FIN AUTH
REV HOSPITAL (ADVENTIST HLTH SYS/SUNBELT) SERIES 2012A (LIQ: BARCLAYS BANK PLC)	a	0.44%		04/07/16	9,065,000	9,065,000
STATE OF KANSAS DEPARTMENT OF TRANSPORTATION
REV TRANSPORTATION SERIES 2015B (LIQ: CITIBANK NA)	a	0.43%		04/07/16	3,200,000	3,200,000
						12,265,000
Kentucky 0.0%
BOYLE CNTY KY
REV UNIVERSITY (CENTRE COLLEGE OF KENTUCKY) SERIES 2008A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.42%		04/07/16	1,000,000	1,000,000
Louisiana 1.7%
ASCENSION PARISH LA INDL DEV BRD INC
REV IDB & PCR (BASF CORP) SERIES 2009		0.48%		04/07/16	15,000,000	15,000,000
LOUISIANA LOC GOVT ENVIRONMENTAL FACS & CMNTY DEV AUTH
REV SCHOOL SERIES 2010 (LOC: FEDERAL HOME LOAN BANKS)		0.32%		04/07/16	5,390,000	5,390,000
LOUISIANA PUB FACS AUTH
REV IDB & PCR SERIES 2008 (LOC: BANK OF AMERICA NA)		0.38%		04/01/16	16,700,000	16,700,000
LOUISIANA STATE OF
GO BOND ANTICIPATION NOTE SERIES 2016A (LOC: JPMORGAN CHASE BANK NA)	a	0.35%		04/01/16	10,485,000	10,485,000
GO SERIES 2012A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.43%		04/07/16	9,000,000	9,000,000
SHREVEPORT LA HOME MTG AUTH
REV MULTI FAM HOUSING SERIES 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.47%		04/07/16	3,490,000	3,490,000
ST TAMMANY PARISH LA DEVELOPMENT DISTRICT
REV SPECIAL TAX SERIES 2006A (LOC: FEDERAL HOME LOAN BANKS)		0.32%		04/07/16	4,965,000	4,965,000
REV SPECIAL TAX SERIES 2008 (LOC: FEDERAL HOME LOAN BANKS)		0.32%		04/07/16	3,245,000	3,245,000
						68,275,000
Maryland 0.5%
BALTIMORE MD
REV WATER & SEWER (BALTIMORE WATER SYSTEM) SERIES 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	3,035,000	3,035,000
MARYLAND HEALTH AND HIGHER EDUCATIONAL FACILITIES AUTHORITY
REV UNIVERSITY (JOHNS HOPKINS UNIVERSITY) SERIES 2005A		0.38%		04/07/16	5,925,000	5,925,000
WASHINGTON SUBN SAN DIST MD
REV WATER & SEWER SERIES A-2 (LIQ: TD BANK NA)		0.39%		04/07/16	12,000,000	12,000,000
						20,960,000
Massachusetts 2.0%
COMMONWEALTH OF MASSACHUSETTS
GO SERIES 2004A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	2,000,000	2,000,000
GO SERIES 2007A (LIQ: SOCIETE GENERALE SA)	a	0.45%		04/07/16	3,845,000	3,845,000
    23

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO SERIES 2015A (LIQ: CITIBANK NA)	a	0.43%		04/07/16	1,325,000	1,325,000
GO SERIES 2015B (LOC: JPMORGAN CHASE BANK NA)	a	0.35%		04/01/16	5,000,000	5,000,000
MASSACHUSETTS BAY TRANSPORTATION AUTHORITY
REV TRANSPORTATION (COMMONWEALTH OF MASSACHUSETTS) SERIES 2000A-1 (LIQ: BARCLAYS BANK PLC)		0.39%		04/07/16	33,625,000	33,625,000
MASSACHUSETTS DEVELOPMENT FINANCE AGENCY
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES 2016Q (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	875,000	875,000
MASSACHUSETTS SCHOOL BUILDING AUTHORITY
REV SALES TAX SERIES 2015C (LIQ: CITIBANK NA)	a	0.43%		04/07/16	2,300,000	2,300,000
MASSACHUSETTS ST DEV FIN AGY
REV UNIVERSITY (BOSTON UNIVERSITY) SERIES U-3 (LOC: NORTHERN TRUST COMPANY (THE))		0.38%		04/07/16	1,000,000	1,000,000
MASSACHUSETTS ST HEALTH & EDL FACS AUTH
REV EDUCATIONAL INSTITUTION (MUSEUM OF FINE ARTS) SERIES 2007-A2 (LIQ: BANK OF AMERICA NA)		0.37%		04/01/16	7,125,000	7,125,000
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES P1 (LIQ: JPMORGAN CHASE BANK NA)		0.55%		04/07/16	1,000,000	1,000,000
REV UNIVERSITY (UNIVERSITY OF MASSACHUSETTS) SERIES 2007E&F (ESCROW) (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.40%		04/07/16	6,985,000	6,985,000
UNIVERSITY OF MASSACHUSETTS BLDG AUTH
REV UNIVERSITY (UNIVERSITY OF MASSACHUSETTS) SERIES 2013-1 (LIQ: CITIBANK NA)	a	0.43%		04/07/16	5,840,000	5,840,000
REV UNIVERSITY (UNIVERSITY OF MASSACHUSETTS) SERIES 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	4,050,000	4,050,000
REV UNIVERSITY (UNIVERSITY OF MASSACHUSETTS) SERIES 2014-1 (LIQ: MORGAN STANLEY BANK NA)	a	0.56%		04/07/16	1,300,000	1,300,000
						76,270,000
Michigan 2.0%
KENT HOSP FIN AUTH MICH
REV HOSPITAL (METROPOLITAN HOSPITAL) SERIES 2012 (LOC: BANK OF AMERICA NA)		0.42%		04/07/16	6,715,000	6,715,000
MICHIGAN ST HOSP FIN AUTH
REV HOSPITAL (ASCENSION HEALTH ALLIANCE) SERIES 2010 F-2		1.50%		03/01/17	300,000	301,935
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2005 F		0.40%		04/07/16	2,000,000	2,000,000
MICHIGAN ST STRATEGIC FUND
REV IDB & PCR SERIES 2010 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.43%		04/07/16	3,200,000	3,200,000
MICHIGAN STATE FINANCE AUTHORITY
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2013MI-1		0.14%		06/01/16	22,000,000	22,000,000
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2013MI3 (LOC: ROYAL BANK OF CANADA)	a	0.44%		04/07/16	28,495,000	28,495,000
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2016MI (LIQ: ROYAL BANK OF CANADA)	a	0.45%		04/07/16	2,500,000	2,500,000
MICHIGAN STATE UNIVERSITY
REV UNIVERSITY SERIES 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.41%		04/07/16	5,000,000	5,000,000
REGENTS OF THE UNIVERSITY OF MICHIGAN
REV UNIVERSITY SERIES 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	6,185,000	6,185,000
REV UNIVERSITY SERIES J-2		0.04%	04/04/16	10/29/16	1,000,000	1,000,000
						77,396,935
24

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Minnesota 0.1%
BLOOMINGTON MINN
REV MULTI FAM HOUSING SERIES 2002A-1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.49%		04/07/16	3,745,000	3,745,000
Mississippi 0.3%
MISSISSIPPI DEV BK
REV TRANSPORTATION (MISSISSIPPI STATE OF) SERIES 2012 (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	10,000,000	10,000,000
Missouri 0.4%
MISSOURI ST HEALTH & EDL FACS AUTH
REV HOSPITAL (ASCENSION HEALTH ALLIANCE) SERIES 2003C-2		0.45%		04/07/16	1,800,000	1,800,000
REV HOSPITAL (ASCENSION HEALTH ALLIANCE) SERIES 2003C-3		0.38%		04/07/16	2,500,000	2,500,000
REV HOSPITAL (BJC HEALTH SYSTEM) SERIES 2013B (LIQ: ROYAL BANK OF CANADA)	a	0.44%		04/07/16	9,000,000	9,000,000
ST CHARLES CNTY MO INDL DEV AUTH
REV IDB & PCR SERIES 2007 (LOC: FEDERAL HOME LOAN BANKS)		0.43%		04/07/16	4,125,000	4,125,000
						17,425,000
Nebraska 0.7%
CUSTER CNTY NEB
REV IDB & PCR SERIES 2011 (LOC: US BANK NATIONAL ASSOCIATION)		0.43%		04/07/16	21,000,000	21,000,000
WASHINGTON CNTY NEB
REV IDB & PCR (CARGILL INC) SERIES 2010		0.46%		04/07/16	5,000,000	5,000,000
						26,000,000
Nevada 0.9%
CLARK CNTY NEV
REV IDB & PCR SERIES 2011 (LOC: BANK OF AMERICA NA)		0.41%		04/07/16	14,570,000	14,570,000
REV TRANSPORTATION (CLARK CNTY NEV ARPT) SERIES 2007A2 (LOC: US BANK NATIONAL ASSOCIATION)	a	0.44%		04/07/16	4,735,000	4,735,000
CLARK CNTY NEV SCH DIST
GO SERIES 2006B (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.43%		04/07/16	10,000,000	10,000,000
LAS VEGAS NEV
REV RECREATIONAL SERIES 2005 (LOC: BANK OF AMERICA NA)		0.43%		04/07/16	4,065,000	4,065,000
						33,370,000
New Jersey 0.5%
NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
REV TRANSPORTATION (NEW JERSEY STATE OF) SERIES 2005B,2006A&2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.44%		04/07/16	16,520,000	16,520,000
REV UNIVERSITY (RUTGERS UNIVERSITY NEW JERSEY) SERIES 2013 (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	3,500,000	3,500,000
						20,020,000
    25

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York 8.6%
MONROE SEC & SAFETY SYS LOC DEV NY REV
REV PUBLIC SERVICES SERIES 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.40%		04/07/16	15,190,000	15,190,000
NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY
REV WATER & SEWER SERIES 2001 F-2 (LIQ: JPMORGAN CHASE BANK NA)		0.55%		04/07/16	10,980,000	10,980,000
REV WATER & SEWER SERIES 2008 BB- (LIQ: ROYAL BANK OF CANADA)		0.40%		04/07/16	58,000,000	58,000,000
REV WATER & SEWER SERIES 2008DD (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	7,850,000	7,850,000
REV WATER & SEWER SERIES 2011DD-1 (LIQ: TD BANK NA)		0.35%		04/01/16	4,690,000	4,690,000
REV WATER & SEWER SERIES FISCAL 2009DD (LIQ: CITIBANK NA)	a	0.43%		04/07/16	1,280,000	1,280,000
REV WATER & SEWER SERIES FISCAL 2009GG2 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	500,000	500,000
REV WATER & SEWER SERIES Fiscal 2012AA (LIQ: CITIBANK NA)	a	0.43%		04/07/16	7,000,000	7,000,000
REV WATER & SEWER SERIES Fiscal 2013BB (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	3,750,000	3,750,000
REV WATER & SEWER SERIES FISCAL 2013CC (LIQ: BARCLAYS BANK PLC)	a	0.44%		04/07/16	1,240,000	1,240,000
NEW YORK CITY TRANSITIONAL FIN AUTH
REV CITY (NEW YORK STATE OF) SERIES Fiscal 2007S2 (LIQ: CITIBANK NA)	a	0.44%		04/07/16	12,300,000	12,300,000
REV CITY (NEW YORK STATE OF) SERIES FISCAL 2008S1 (LIQ: CITIBANK NA)	a	0.43%		04/07/16	4,000,000	4,000,000
REV CITY SERIES 2015 (LIQ: JPMORGAN CHASE BANK NA)		0.36%		04/01/16	6,450,000	6,450,000
REV CITY SERIES FISCAL 2015A1 and FISCAL 2016E1 (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	4,000,000	4,000,000
REV CITY SERIES Fiscal 2015B1 (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	9,920,000	9,920,000
NEW YORK LIBERTY DEVELOPMENT CORP
REV CITY (PORT AUTHORITY OF NEW YORK AND NEW JERSEY) SERIES 2011 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	24,185,000	24,185,000
REV CITY SERIES 2005 (LOC: WELLS FARGO & COMPANY)	a	0.43%		04/07/16	7,000,000	7,000,000
NEW YORK N Y
GO SERIES D-4 (LOC: TD BANK NA)		0.35%		04/01/16	3,520,000	3,520,000
GO SERIES FISCAL 2005C3 (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	4,000,000	4,000,000
GO SERIES FISCAL 2009I1 (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	8,250,000	8,250,000
NEW YORK N Y CITY HSG DEV CORP
REV MULTI FAM HOUSING SERIES 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	2,000,000	2,000,000
NEW YORK ST ENVIRONMENTAL FACS CORP
REV WATER & SEWER (NYC MUNICIPAL WATER FINANCE AUTH) SERIES 2012D (LIQ: BARCLAYS BANK PLC)	a	0.44%		04/07/16	4,000,000	4,000,000
REV WATER & SEWER (NYC MUNICIPAL WATER FINANCE AUTH) SERIES 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	600,000	600,000
NEW YORK ST HSG FIN AGY
REV MULTI FAM HOUSING (625 WEST 57th STREET HOUSING NY) SERIES 2015 A-1 (LOC: BANK OF NEW YORK MELLON/THE)		0.38%		04/07/16	2,480,000	2,480,000
REV MULTI FAM HOUSING (MAIDEN LANE PROPERTIES LLC) SERIES 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.31%		04/07/16	12,500,000	12,500,000
26

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV MULTI FAM HOUSING SERIES 2003A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.40%		04/07/16	2,675,000	2,675,000
REV MULTI FAM HOUSING SERIES 2014A (LOC: WELLS FARGO BANK NA)		0.37%		04/07/16	1,200,000	1,200,000
NEW YORK ST PWR AUTH REV & GEN PURP
REV POWER SERIES 2007A (LIQ: CITIBANK NA)	a	0.44%		04/07/16	6,835,000	6,835,000
NEW YORK ST TWY AUTH
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2012A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.43%		04/07/16	7,000,000	7,000,000
NEW YORK ST URBAN DEV CORP
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2004A-3A (LIQ: JPMORGAN CHASE BANK NA)		0.45%		04/07/16	23,025,000	23,025,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2004A-3C (LIQ: JPMORGAN CHASE BANK NA)		0.45%		04/07/16	5,000,000	5,000,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2004A-3D (LIQ: JPMORGAN CHASE BANK NA)		0.45%		04/07/16	9,800,000	9,800,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	1,665,000	1,665,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	2,800,000	2,800,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2014A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	9,000,000	9,000,000
NY ST DORM AUTH
REV HOSPITAL SERIES 2006-1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	7,160,000	7,160,000
REV SALES TAX (NEW YORK STATE SALES TAX BONDS) SERIES 2015B (LIQ: WELLS FARGO BANK NA)	a	0.40%		04/07/16	9,000,000	9,000,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	6,000,000	6,000,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	4,000,000	4,000,000
PORT AUTHORITY OF NEW YORK AND NEW JERSEY
REV TRANSPORTATION SERIES 144TH (LIQ: CITIBANK NA)	a	0.43%		04/07/16	525,000	525,000
RAMAPO N Y HSG AUTH
REV HOUSING SERIES 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.50%		04/07/16	5,150,000	5,150,000
SALES TAX ASSET RECEIVABLE CORP NY
REV SALES TAX SERIES 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	4,500,000	4,500,000
TRIBOROUGH BRIDGE & TUNNEL AUTHORITY
REV TOLLS SERIES 2002 F (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.38%		04/01/16	10,765,000	10,765,000
REV TOLLS SERIES 2016A (LIQ: ROYAL BANK OF CANADA)	a	0.45%		04/07/16	1,000,000	1,000,000
UTILITY DEBT SECURITIZATION AUTHORITY
REV POWER SERIES 2015 (LIQ: ROYAL BANK OF CANADA)	a	0.45%		04/07/16	1,500,000	1,500,000
						334,285,000
North Carolina 0.4%
NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY
REV UNIVERSITY (DUKE UNIVERSITY) SERIES 2015B (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	5,585,500	5,585,500
REV UNIVERSITY SERIES 2005B (LOC: BRANCH BANKING AND TRUST COMPANY)		0.45%		04/07/16	7,800,000	7,800,000
    27

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NORTH CAROLINA MED CARE COMMN
REV HOSPITAL SERIES 2009 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.41%		04/07/16	1,800,000	1,800,000
						15,185,500
North Dakota 0.2%
RICHLAND CNTY N D
REV IDB & PCR SERIES 2010B (LOC: COBANK ACB)		0.42%		04/07/16	7,000,000	7,000,000
Ohio 1.2%
ALLEN CNTY OHIO
REV HOSPITAL (MERCY HEALTH (OHIO)) SERIES 2012A (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	7,500,000	7,500,000
FRANKLIN CNTY OHIO
REV HOSPITAL (OHIOHEALTH CORP) SERIES 2011 C		0.44%	04/07/16	06/01/16	4,000,000	4,000,000
REV HOSPITAL (OHIOHEALTH CORP) SERIES 2011D		4.00%		08/01/16	5,120,000	5,181,882
REV HOSPITAL (OHIOHEALTH CORP) SERIES 2015 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.43%		04/07/16	2,000,000	2,000,000
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2013OH		0.14%		06/01/16	5,500,000	5,500,000
MIDDLETOWN OHIO HOSP FACS
REV HOSPITAL SERIES 2008B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.42%		04/07/16	7,300,000	7,300,000
NORTHEAST OHIO REGIONAL SEWER DISTRICT
REV WATER & SEWER SERIES 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.41%		04/07/16	4,375,000	4,375,000
OHIO ST WTR DEV AUTH
REV WATER & SEWER SERIES 2001 (LOC: NORTHERN TRUST COMPANY (THE))		0.38%		04/07/16	3,000,000	3,000,000
PORT OF GREATER CINCINNATI DEV AUTH OH
REV PUBLIC SERVICES SERIES 2006 (LOC: US BANK NATIONAL ASSOCIATION)		0.85%		02/01/17	7,230,000	7,230,000
						46,086,882
Oklahoma 0.6%
OKLAHOMA TURNPIKE AUTHORITY
REV TOLLS SERIES 2006B (LOC: ROYAL BANK OF CANADA)	a	0.44%		04/07/16	23,120,000	23,120,000
Oregon 0.2%
OREGON STATE OF
REV IDB & PCR SERIES 223 (LOC: COBANK ACB)		0.42%		04/07/16	3,000,000	3,000,000
PORTLAND ORE CMNTY COLLEGE DIST
GO SERIES 2013 (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	3,000,000	3,000,000
						6,000,000
Pennsylvania 1.0%
ALLEGHENY CNTY PA HOSP DEV AUTH
REV HOSPITAL (UNIVERSITY OF PITTSBURGH MEDICAL CENTER) SERIES 2010C (LOC: ROYAL BANK OF CANADA)	a	0.44%		04/07/16	2,700,000	2,700,000
REV HOSPITAL SERIES 2010B1&B2 (LOC: ROYAL BANK OF CANADA)	a	0.44%		04/07/16	21,000,000	21,000,000
DALLASTOWN PA AREA SCH DIST
GO SERIES 2015		1.25%	04/01/16	04/15/16	1,000,000	1,000,354
PENNSYLVANIA (COMMONWEALTH OF)
GO SERIES 2014 (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	800,000	800,000
28

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
PENNSYLVANIA STATE UNIVERSITY
REV UNIVERSITY SERIES 2007A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.44%		04/07/16	2,700,000	2,700,000
UNIVERSITY OF PITTSBURGH
REV UNIVERSITY SERIES 2009B (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	3,925,000	3,925,000
UNIVERSITY OF PITTSBURGH
REV UNIVERSITY SERIES 2005A (LIQ: BARCLAYS BANK PLC)	a	0.44%		04/07/16	6,665,000	6,665,000
						38,790,354
South Carolina 0.0%
CHARLESTON EDL EXCELLENCE FING CORP S C
REV SCHOOL (CHARLESTON CNTY S C SCH DIST) SERIES 2013B (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	975,000	975,000
Tennessee 2.0%
BLOUNT CNTY TENN PUB BLDG AUTH
REV COUNTY SERIES E-6-A (LOC: BRANCH BANKING AND TRUST COMPANY)		0.45%		04/07/16	13,525,000	13,525,000
CHATTANOOGA TENN INDL DEV BRD
REV LEASE REV (CHATTANOOGA TENN) SERIES 2007 (LIQ: ROYAL BANK OF CANADA)	a	0.46%		04/07/16	3,000,000	3,000,000
CLARKSVILLE TENN PUB BLDG AUTH
REV CITY SERIES 1995 (LOC: BANK OF AMERICA NA)		0.43%		04/07/16	3,430,000	3,430,000
LOUDON TENN INDL DEV BRD
REV IDB & PCR (A.E. STALEY MANUFACTURING CO) SERIES 1991 (LOC: CITIBANK NA)		0.40%		04/07/16	16,200,000	16,200,000
MONTGOMERY CNTY TENN PUB BLDG AUTH
REV COUNTY SERIES 1995 (LOC: BANK OF AMERICA NA)	a	0.43%		04/07/16	1,720,000	1,720,000
REV COUNTY SERIES 1997 (LOC: BANK OF AMERICA NA)		0.43%		04/07/16	1,435,000	1,435,000
RUTHERFORD CNTY TENN HEALTH & EDL FACS BRD
REV HEALTHCARE (ASCENSION HEALTH ALLIANCE) SERIES 2010 (LIQ: BARCLAYS BANK PLC)	a	0.44%		04/07/16	2,000,000	2,000,000
SEVIER CNTY TENN PUB BLDG AUTH
GO SERIES V-D-1 (LOC: BANK OF AMERICA NA)		0.45%		04/07/16	10,400,000	10,400,000
REV COUNTY SERIES VIIB1 (LOC: BANK OF AMERICA NA)		0.50%		04/07/16	7,000,000	7,000,000
SHELBY CNTY TENN
GO SERIES 2015A		0.10%	04/07/16	10/15/16	10,000,000	10,000,000
GO SERIES 2015A		0.10%	04/06/16	10/17/16	6,665,000	6,665,000
SHELBY CNTY TENN HEALTH EDL & HSG FACS BRD
REV HOSPITAL SERIES 2004B (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: JPMORGAN CHASE BANK NA)	a	0.46%		04/07/16	3,895,000	3,895,000
						79,270,000
Texas 5.2%
BRAZOS TEX HBR INDL DEV CORP
REV IDB & PCR (BASF CORP) SERIES 2001		0.48%		04/07/16	7,000,000	7,000,000
DALLAS AREA RAPID TRANSIT
REV SALES TAX SERIES 2007 (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	2,500,000	2,500,000
EL PASO TEX INDPT SCH DIST
GO SERIES 2004B (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)		0.09%		05/19/16	2,330,000	2,330,000
    29

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GRAND PARKWAY TRANSPORTATION CORP TEX
REV TOLLS (TEXAS STATE OF) SERIES 2013B (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	5,000,000	5,000,000
REV TOLLS (TEXAS STATE OF) SERIES 2013B (LIQ: ROYAL BANK OF CANADA)	a	0.47%		04/07/16	5,270,000	5,270,000
REV TOLLS (TEXAS STATE OF) SERIES 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.42%		04/07/16	12,000,000	12,000,000
GULF COAST INDL DEV AUTH TEX
REV IDB & PCR (EXXON MOBIL CORP) SERIES 2012		0.32%		04/01/16	5,455,000	5,455,000
HARRIS CNTY TEX
REV TOLLS (HARRIS CNTY TX TOLL ROAD AUTH) SERIES 2009A (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	9,190,000	9,190,000
HARRIS CNTY TEX HEALTH FACS DEV CORP
REV HOSPITAL (METHODIST HOSPITALS OF TEXAS) SERIES 2008A-2		0.34%		04/01/16	5,725,000	5,725,000
HARRIS CNTY TEX MET TRAN AUTH
REV SALES TAX SERIES 2011A (LIQ: ROYAL BANK OF CANADA)	a	0.45%		04/07/16	4,500,000	4,500,000
HARRIS COUNTY FLOOD CONTROL DISTRICT
GO (HARRIS CNTY TEX) SERIES 2010A (LIQ: BANK OF AMERICA NA)	a	0.43%		04/07/16	5,500,000	5,500,000
HOUSTON CITY OF
GO SERIES 2013A (LIQ: JPMORGAN CHASE & CO)	a	0.47%		04/07/16	6,300,000	6,300,000
HOUSTON TEX HIGHER ED FIN CORP
REV UNIVERSITY SERIES 2013 A (ESCROW)		0.80%	04/07/16	05/16/16	12,200,000	12,204,838
LOWER NECHES VALLEY AUTH TEX
REV IDB & PCR (CHEVRON CORP) SERIES 1987		0.20%		08/16/16	4,340,000	4,340,000
LUBBOCK TEX HEALTH FACS DEV CORP
REV HOSPITAL (ST JOSEPH HEALTH SYSTEM) SERIES 2008 A		1.13%		10/18/16	930,000	932,756
PORT ARTHUR TEX NAV DIST INDL DEV CORP
REV IDB & PCR (TOTAL SA) SERIES 2011		0.48%		04/07/16	8,000,000	8,000,000
REV IDB & PCR (TOTAL SA) SERIES 2012		0.48%		04/07/16	5,000,000	5,000,000
REV IDB & PCR (TOTAL SA) SERIES 2012 B		0.48%		04/07/16	10,000,000	10,000,000
REV IDB & PCR (TOTAL SA) SERIES 2012A		0.48%		04/07/16	20,000,000	20,000,000
SAN ANTONIO TEX PUB FACS CORP
REV LEASE REV (SAN ANTONIO TX) SERIES 2012 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.41%		04/07/16	10,005,000	10,005,000
SAN ANTONIO TX
GO SERIES 2006 (LIQ: WELLS FARGO & COMPANY)	a	0.11%		04/07/16	3,661,000	3,661,000
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES 2013 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	5,000,000	5,000,000
REV UTILITY (SAN ANTONIO TEX ELECTRIC & GAS) SERIES 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	13,035,000	13,035,000
TARRANT CNTY TEX CULTURAL ED FACS FIN CORP
REV HOSPITAL (TEXAS HEALTH RESOURCES) SERIES 2007B (LIQ: BANK OF AMERICA NA)	a	0.50%		04/07/16	5,625,000	5,625,000
REV HOSPITAL SERIES 2008-A (LOC: TD BANK NA)		0.36%		04/01/16	14,320,000	14,320,000
REV HOSPITAL SERIES 2008C-1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.50%		04/07/16	4,850,000	4,850,000
TEXAS A & M UNIVERSITY
REV UNIVERSITY SERIES 2010B (LIQ: BARCLAYS BANK PLC)	a	0.44%		04/07/16	1,500,000	1,500,000
TEXAS ST DEPT HSG & CMNTY AFFAIRS
REV MULTI FAM HOUSING SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.42%		04/07/16	4,960,000	4,960,000
30

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TEXAS TRANSPORTATION COMMISSION
GO (TEXAS STATE OF) SERIES 2006B (LIQ: STATE STREET BANK AND TRUST COMPANY; CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM;)		0.40%		04/07/16	4,600,000	4,600,000
GO (TEXAS STATE OF) SERIES 2014 (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	4,000,000	4,000,000
						202,803,594
Utah 0.5%
UTAH HSG CORP (UTAH ST HSG FIN AGY)
REV MULTI FAM HOUSING SERIES 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		04/07/16	9,375,000	9,375,000
UTAH TRANSIT AUTH
REV SALES TAX SERIES 2008A (ESCROW) (LIQ: CITIBANK NA)	a	0.43%		04/07/16	7,230,000	7,230,000
REV SALES TAX SERIES 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	3,370,000	3,370,000
						19,975,000
Virginia 0.3%
FAIRFAX CNTY VA INDL DEV AUTH
REV HOSPITAL (INOVA HEALTH SYSTEM) SERIES 1993A (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	3,330,000	3,330,000
REV HOSPITAL (INOVA HEALTH SYSTEM) SERIES 2012D (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	3,900,000	3,900,000
VIRGINIA COLLEGE BLDG AUTH VA
REV UNIVERSITY (VIRGINIA COMMONWEALTH OF) SERIES 2006A (LIQ: WELLS FARGO & COMPANY)	a	0.11%		04/07/16	4,866,000	4,866,000
						12,096,000
Washington 2.1%
CENTRAL PUGET SOUND REGIONAL TRANSPORTATION AUTHORITY WA
REV TRANSPORTATION SERIES 2015S1 (LIQ: CITIBANK NA)	a	0.43%		04/07/16	2,885,000	2,885,000
KING CNTY WASH
REV WATER & SEWER SERIES 2009 (ESCROW) (LIQ: BARCLAYS BANK PLC)	a	0.44%		04/07/16	2,500,000	2,500,000
PIERCE CNTY WASH ECONOMIC DEV CORP
REV IDB & PCR SERIES 2010 (LOC: HSBC BANK USA NA)		0.45%		04/07/16	3,900,000	3,900,000
PIERCE CNTY WASH SCH DIST NO 10 TACOMA
GO SERIES 2015 (GTY: STATE OF WASHINGTON) (LIQ: CITIBANK NA)	a	0.43%		04/07/16	2,650,000	2,650,000
SEATTLE WASH HSG AUTH
REV HOUS SINGL SERIES 1994 (LOC: US BANK NATIONAL ASSOCIATION)		0.42%		04/07/16	1,300,000	1,300,000
SNOHOMISH CNTY WASH PUB UTIL DIST NO 001
REV POWER SERIES 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	6,670,000	6,670,000
STATE OF WASHINGTON
GO SERIES 2003C (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	175,000	175,000
GO SERIES 2016A-1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	2,250,000	2,250,000
GO SERIES R2010B (LIQ: BANK OF AMERICA NA)	a	0.41%		04/07/16	7,000,000	7,000,000
WASHINGTON ST HLTH CARE FACS AUTH
REV HOSPITAL (MULTICARE HEALTH SYSTEM) SERIES 2007C (LOC: BARCLAYS BANK PLC)		0.42%		04/07/16	650,000	650,000
REV HOSPITAL (MULTICARE HEALTH SYSTEM) SERIES 2009A (LIQ: ROYAL BANK OF CANADA)	a	0.46%		04/07/16	5,000,000	5,000,000
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2012C (LIQ: US BANK NATIONAL ASSOCIATION)		0.42%		04/07/16	30,000,000	30,000,000
    31

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2014C (LIQ: BANK OF AMERICA NA)	a	0.42%		04/07/16	8,665,000	8,665,000
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2014C&2014D (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	3,435,000	3,435,000
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2014D (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	1,000,000	1,000,000
WASHINGTON STATE HOUSING FINANCE COMMISSION
REV MULTI FAM HOUSING SERIES 2011 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.40%		04/07/16	3,530,000	3,530,000
						81,610,000
Wisconsin 1.0%
WISCONSIN HSG & ECONOMIC DEV AUTH
REV MULTI FAM HOUSING SERIES 2008-A (LIQ: FEDERAL HOME LOAN BANKS)		0.43%		04/07/16	5,810,000	5,810,000
REV MULTI FAM HOUSING SERIES 2012B (LIQ: FEDERAL HOME LOAN BANKS)		0.43%		04/07/16	10,135,000	10,135,000
WISCONSIN ST HEALTH & EDL FACS AUTH
REV HOSPITAL (CHILDRENS HOSPITAL OF WI) SERIES 2008B (LIQ: BARCLAYS BANK PLC)	a	0.44%		04/07/16	2,940,000	2,940,000
REV HOSPITAL (FROEDTERT & CMNTY HEALTH OBLIGATED GROUP) SERIES 2009C (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	4,565,000	4,565,000
REV HOSPITAL (FROEDTERT & CMNTY HEALTH OBLIGATED GROUP) SERIES 2009C (LIQ: ROYAL BANK OF CANADA)	a	0.47%		04/07/16	5,000,000	5,000,000
WISCONSIN STATE OF
REV APPROPRIATION SERIES 2009A (LIQ: BARCLAYS BANK PLC)	a	0.44%		04/07/16	12,500,000	12,500,000
						40,950,000
Wyoming 0.5%
LINCOLN CNTY WYO
REV IDB & PCR (EXXON MOBIL CORP) SERIES 2014		0.36%		04/01/16	20,000,000	20,000,000
Total Variable-Rate Municipal Securities
(Cost $2,420,317,013)						2,420,317,013

End of Investments.

At 03/31/16, the tax basis cost of the fund's investments was $3,887,815,982.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $990,667,500 or 25.4% of net assets.

32

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
AGY —	Agency
APPR/TOB —	Tobacco appropriation
ARPT —	Airport
AUTH —	Authority
CNTY —	County
COP —	Certificate of participation
DEV —	Development
EDL —	Education
FACS —	Facilities
FING —	Financing
GO —	General obligation
GTY —	Guaranty agreement
HBR —	Harbor
HOUS SINGL —	Single-family housing
HSG —	Housing
IDB —	Industrial development bond
IMPT —	Improvement
INDL —	Industrial
INDPT —	Independent
LIQ —	Liquidity agreement
LOC —	Letter of credit
MTG —	Mortgage
MULTI FAM —	Multi-family
MUN —	Municipal
PCR —	Pollution control revenue
PFC —	Passenger facility charge
REV —	Revenue
SAN/SANTN —	Sanitation
SCH DIST —	School district
SUBN —	Suburban
TRAN —	Tax and revenue anticipation note
TRANSN —	Transportation
UN —	Union
UNI —	Unified
    33

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Notes to Portfolio Holdings
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2016, all of the funds' investment securities were classified as Level 2. The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2016. The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
34

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Notes to Portfolio Holdings (continued)
REG88396MAR16
35

The Charles Schwab Family of Funds
Schwab California Municipal Money Fund®
Portfolio Holdings  as of March 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
34.1%	Fixed-Rate Municipal Securities	2,437,681,984	2,437,681,984
66.2%	Variable-Rate Municipal Securities	4,743,499,193	4,743,499,193
100.3%	Total Investments	7,181,181,177	7,181,181,177
(0.3%)	Other Assets and Liabilities, Net		(18,351,484)
100.0%	Net Assets		7,162,829,693

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 34.1% of net assets
California 34.1%
BAY AREA TOLL AUTHORITY
REV TRANSPORTATION SERIES 2006F		4.00%		04/01/16	190,000	190,000
REV TRANSPORTATION SERIES 2006F (ESCROW)		5.00%		04/01/16	10,275,000	10,275,000
CALIFORNIA HEALTH FACS FING AUTH
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2006 E		0.27%		09/07/16	24,000,000	24,000,000
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2008C		5.25%		10/01/16	150,000	153,622
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2014A		3.00%		10/01/16	490,000	496,357
REV HOSPITAL (SUTTER HEALTH) SERIES 2008A		5.50%		08/15/16	550,000	560,555
REV HOSPITAL (SUTTER HEALTH) SERIES 2011B		5.00%		08/15/16	105,000	106,796
CALIFORNIA SCH CASH RESERVE PROG AUTH
REV SCHOOL TAX & REV ANTICIPATION NOTE SERIES 2015-16A		2.00%		06/30/16	13,325,000	13,379,823
REV SCHOOL TAX & REV ANTICIPATION NOTE SERIES 2015-16B		2.00%		06/30/16	2,745,000	2,756,294
CALIFORNIA ST DEPT WTR RES PWR SUPPLY REV
REV POWER SERIES 2005G-4		4.75%		05/01/16	305,000	306,127
REV POWER SERIES 2005G-4		5.00%		05/01/16	7,360,000	7,388,730
REV POWER SERIES 2010L		2.75%		05/01/16	310,000	310,644
CALIFORNIA STATE PUB WKS BRD
REV APPROPRIATION (STATE OF CALIFORNIA) SERIES 2011A		4.00%		10/01/16	2,000,000	2,036,600
CALIFORNIA STATEWIDE CMNTYS DEV AUTH
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004 E		0.25%		08/04/16	24,000,000	24,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004 E		0.25%		08/16/16	18,300,000	18,300,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004 E		0.26%		09/06/16	11,800,000	11,800,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004I		0.22%		05/02/16	6,000,000	6,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004I		0.11%		05/18/16	6,000,000	6,000,000
    1

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004I		0.25%		08/02/16	10,000,000	10,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004I		0.25%		08/03/16	7,000,000	7,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004K		0.26%		06/01/16	20,000,000	20,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004K		0.28%		06/03/16	10,400,000	10,400,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2006D		0.28%		06/03/16	26,500,000	26,500,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2008 B		0.20%		04/01/16	1,000,000	1,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2008 B		0.22%		05/02/16	47,000,000	47,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2008 B		0.21%		05/04/16	9,000,000	9,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2008 C		0.25%		06/15/16	10,700,000	10,700,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2008 C		0.18%		06/16/16	16,500,000	16,500,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2008B		0.20%		04/01/16	3,000,000	3,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2009 B-3		0.08%		04/01/16	9,000,000	9,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2009 B-3		0.25%		06/01/16	3,500,000	3,500,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2009 B-5		0.21%		05/05/16	2,500,000	2,500,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2009 B-6		0.22%		06/21/16	3,750,000	3,750,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2009 B-6		0.25%		08/08/16	14,000,000	14,000,000
REV HEALTHCARE (SUTTER HEALTH) SERIES 2011A		5.00%		08/15/16	4,050,000	4,121,239
REV MULTI FAM HOUSING (PILGRIM TERRACE AFFORDABLE LP) SERIES 2015B (ESCROW)		0.30%		05/01/16	11,250,000	11,250,000
CITY OF SAN DIEGO WATER REVENUE
REV WATER & SEWER SERIES A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.52%		04/19/16	10,000,000	10,000,000
CONTRA COSTA WATER DISTRICT
REV WATER & SEWER SERIES B		4.00%		10/01/16	4,750,000	4,839,067
EAST BAY MUNICIPAL UTILITY DISTRICT WASTEWATER SYSTEM
REV WATER & SEWER SERIES 2014A		3.00%		06/01/16	200,000	200,880
EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
REV WATER & SEWER SERIES 2012B		5.00%		06/01/16	130,000	130,998
REV WATER & SEWER SERIES 2013 A		5.00%		06/01/16	1,255,000	1,264,560
REV WATER & SEWER SERIES A-1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.08%		04/06/16	13,000,000	13,000,000
REV WATER & SEWER SERIES A-1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.16%		06/01/16	28,000,000	28,000,000
REV WATER & SEWER SERIES A-1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.16%		06/02/16	25,000,000	25,000,000
REV WATER & SEWER SERIES A-2 (LIQ: BANK OF AMERICA NA)		0.03%		04/04/16	20,000,000	20,000,000
REV WATER & SEWER SERIES A-2 (LIQ: BANK OF AMERICA NA)		0.06%		05/05/16	20,000,000	20,000,000
REV WATER & SEWER SERIES A-2 (LIQ: BANK OF AMERICA NA)		0.06%		05/16/16	25,000,000	25,000,000
REV WATER & SEWER SERIES A-2 (LIQ: BANK OF AMERICA NA)		0.10%		06/02/16	32,000,000	32,000,000
EASTERN MUN WTR DIST CALIF
REV WATER & SEWER SERIES 2016A	b	2.00%		07/01/16	3,900,000	3,917,004
GOLDEN GATE BRDG & HWY DIST CALIF
REV TRANSPORTATION SERIES A		0.08%		05/04/16	30,500,000	30,500,000
GOLDEN ST TOB SECURITIZATION CORP CALIF
REV APPR/TOB (STATE OF CALIFORNIA) SERIES 2015A		2.00%		06/01/16	3,000,000	3,008,405
KERN CNTY CALIF
REV COUNTY TAX & REV ANTICIPATION NOTE SERIES 2015-16		7.00%		06/30/16	25,000,000	25,410,079
2

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LONG BEACH CALIF
REV TRANSPORTATION (LONG BEACH HARBOR DEPT PORT OF LONG BEACH) SERIES 1998A		6.00%		05/15/16	10,430,000	10,501,877
LOS ALTOS CALIF SCH DIST
REV SCHOOL TAX & REV ANTICIPATION NOTE SERIES 2015		2.00%		06/30/16	10,000,000	10,042,233
LOS ANGELES CA DEPARTMENT OF AIRPORTS
REV AIRPORT SERIES 2008 C		4.00%		05/15/16	200,000	200,869
REV AIRPORT SERIES 2008A		5.50%		05/15/16	455,000	457,814
REV AIRPORT SERIES 2009E		4.50%		05/15/16	1,250,000	1,256,517
REV AIRPORT SERIES 2010D		5.00%		05/15/16	550,000	553,074
REV AIRPORT SERIES 2012A		4.00%		05/15/16	3,950,000	3,967,708
REV AIRPORT SERIES 2012C		4.00%		05/15/16	375,000	376,667
LOS ANGELES CALIF
GO SERIES 2012 A		5.00%		09/01/16	1,000,000	1,019,867
REV CITY TAX & REV ANTICIPATION NOTE SERIES 2015		2.00%		06/30/16	80,400,000	80,734,010
LOS ANGELES CALIF CMNTY COLLEGE DIST
GO SERIES 2006E (ESCROW)		5.00%		08/01/16	4,215,000	4,281,229
LOS ANGELES CALIF DEPT PWR
REV POWER SERIES 2007A1		5.00%		07/01/16	1,500,000	1,517,645
REV POWER SERIES 2008A2		5.00%		07/01/16	1,560,000	1,578,264
REV POWER SERIES POWER (LIQ: WELLS FARGO BANK NA)		0.06%		04/06/16	34,000,000	34,000,000
REV POWER SERIES POWER (LIQ: WELLS FARGO BANK NA)		0.10%		06/07/16	66,000,000	66,000,000
LOS ANGELES CALIF HBR DEPT
REV TRANSPORTATION SERIES 2006B		5.00%		08/01/16	3,175,000	3,223,771
REV TRANSPORTATION SERIES 2011A		5.00%		08/01/16	2,000,000	2,030,967
LOS ANGELES CALIF MUN IMPT CORP
REV LEASE REV (LOS ANGELES CALIF) SERIES A-1 (LOC: WELLS FARGO BANK NA)		0.38%		04/07/16	10,000,000	10,000,000
REV LEASE REV (LOS ANGELES CALIF) SERIES A-1 (LOC: WELLS FARGO BANK NA)		0.04%		04/12/16	10,000,000	10,000,000
REV LEASE REV (LOS ANGELES CALIF) SERIES A-1 (LOC: WELLS FARGO BANK NA)		0.05%		04/21/16	10,000,000	10,000,000
REV LEASE REV (LOS ANGELES CALIF) SERIES A-1 (LOC: WELLS FARGO BANK NA)		0.05%		04/26/16	5,000,000	5,000,000
REV LEASE REV (LOS ANGELES CALIF) SERIES A-1 (LOC: WELLS FARGO BANK NA)		0.05%		04/28/16	6,878,000	6,878,000
REV LEASE REV (LOS ANGELES CALIF) SERIES A-2 (LOC: JPMORGAN CHASE BANK NA)		0.03%		04/04/16	10,000,000	10,000,000
REV LEASE REV (LOS ANGELES CALIF) SERIES A-2 (LOC: JPMORGAN CHASE BANK NA)		0.03%		04/05/16	17,750,000	17,750,000
REV LEASE REV (LOS ANGELES CALIF) SERIES A-2 (LOC: JPMORGAN CHASE BANK NA)		0.05%		04/26/16	10,000,000	10,000,000
REV LEASE REV (LOS ANGELES CALIF) SERIES A-2 (LOC: JPMORGAN CHASE BANK NA)		0.06%		04/27/16	5,000,000	5,000,000
REV LEASE REV (LOS ANGELES CALIF) SERIES A-3 (LOC: BANK OF THE WEST)		0.07%		04/20/16	7,000,000	7,000,000
LOS ANGELES CALIF UNI SCH DIST
GO SERIES 2006B		5.00%		07/01/16	2,940,000	2,973,984
GO SERIES 2006C		5.00%		07/01/16	200,000	202,300
GO SERIES 2006F		5.00%		07/01/16	250,000	252,882
GO SERIES 2007E		5.00%		07/01/16	100,000	101,158
GO SERIES 2010KY		5.00%		07/01/16	1,350,000	1,366,071
GO SERIES A1		4.00%		07/01/16	4,640,000	4,682,863
    3

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO SERIES H		5.00%		07/01/16	100,000	101,161
GO SERIES MEASURE		5.00%		07/01/16	800,000	809,400
LOS ANGELES CNTY CALIF
REV COUNTY TAX & REV ANTICIPATION NOTE SERIES 2015-16		5.00%		06/30/16	119,025,000	120,399,717
LOS ANGELES CNTY CALIF CAP ASSET LEASG CORP
REV LEASE REV (LOS ANGELES CNTY CALIF) SERIES C (LOC: WELLS FARGO BANK NA)		0.06%		04/06/16	8,000,000	8,000,000
REV LEASE REV (LOS ANGELES CNTY CALIF) SERIES C (LOC: WELLS FARGO BANK NA)		0.03%		04/08/16	24,475,000	24,475,000
LOS ANGELES CNTY CALIF MET TRANSN AUTH
REV SALES TAX (LOS ANGELES CNTY CALIF MET TRANSN AUTH PROP A) SERIES 2016 A		2.00%		07/01/16	14,845,000	14,913,142
REV SALES TAX (LOS ANGELES CNTY CALIF MET TRANSN AUTH PROP C) SERIES 2013-A		5.00%		07/01/16	11,275,000	11,410,331
REV SALES TAX (LOS ANGELES CNTY CALIF MET TRANSN AUTH PROP C) SERIES 2013-B		5.00%		07/01/16	2,980,000	3,015,322
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
REV WATER & SEWER SERIES 2009 D		3.00%		07/01/16	250,000	251,650
REV WATER & SEWER SERIES 2010B		4.00%		07/01/16	125,000	126,105
REV WATER & SEWER SERIES 2011 B		4.00%		07/01/16	2,035,000	2,053,491
ORANGE CNTY CALIF FIRE AUTH
REV PUBLIC SERVICES TAX & REV ANTICIPATION NOTE SERIES 2015-16		2.00%		06/30/16	29,260,000	29,381,930
ORANGE COUNTY WATER DISTRICT
REV WATER & SEWER SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.18%		05/11/16	20,723,000	20,723,000
PORT OF OAKLAND
GO SERIES AB (LOC: WELLS FARGO BANK NA)		0.07%		04/06/16	12,613,000	12,613,000
RIVERSIDE CNTY CALIF
REV COUNTY TAX & REV ANTICIPATION NOTE SERIES 2015-201		2.00%		06/30/16	61,000,000	61,259,385
RIVERSIDE COUNTY TRANSPORTATION COMMISSION
REV TRANSPORTATION SERIES A (LOC: STATE STREET BANK AND TRUST COMPANY)		0.19%		05/10/16	4,000,000	4,000,000
SACRAMENTO CALIF MUN UTIL DIST
REV POWER SERIES 2013C		5.00%		08/15/16	5,375,000	5,470,153
REV POWER SERIES K-1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.06%		05/03/16	30,000,000	30,000,000
REV POWER SERIES K-1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.05%		05/04/16	20,000,000	20,000,000
REV POWER SERIES L-1 (LOC: BARCLAYS BANK PLC)		0.12%		04/01/16	20,000,000	20,000,000
REV POWER SERIES L-1 (LOC: BARCLAYS BANK PLC)		0.06%		04/05/16	40,000,000	40,000,000
REV POWER SERIES L-1 (LOC: BARCLAYS BANK PLC)		0.03%		04/08/16	10,000,000	10,000,000
SACRAMENTO CNTY CALIF SANTN DIST FING AUTH
REV WASTE/POLLUTION SERIES 2006 (ESCROW)		5.00%		06/01/16	2,000,000	2,015,912
SAN DIEGO CALIF CMNTY COLLEGE DIST
GO SERIES 2011		4.00%		08/01/16	170,000	172,019
GO SERIES 2012		4.00%		08/01/16	1,155,000	1,168,821
SAN DIEGO CALIF PUB FACS FING AUTH
REV WATER & SEWER (SAN DIEGO SEWER) SERIES 2016A		5.00%		05/15/16	6,675,000	6,714,075
SAN DIEGO CALIF UNI SCH DIST
GO SERIES 1998 B-1		5.00%		07/01/16	750,000	758,741
REV SCHOOL TAX & REV ANTICIPATION NOTE SERIES 2015-16A		2.00%		06/30/16	15,000,000	15,063,534
4

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SAN DIEGO CNTY & SCH DIST
REV SCHOOL TAX & REV ANTICIPATION NOTE SERIES 2015		2.00%		06/30/16	15,000,000	15,065,267
SAN DIEGO CNTY CALIF WTR AUTH
REV WATER & SEWER		5.25%		05/01/16	100,000	100,408
REV WATER & SEWER SERIES 2011 S1		3.00%		07/01/16	250,000	251,488
REV WATER & SEWER SERIES 2011S-1		5.00%		07/01/16	1,475,000	1,486,697
REV WATER & SEWER SERIES 5 (LIQ: WELLS FARGO BANK NA)		0.03%		04/05/16	21,100,000	21,100,000
REV WATER & SEWER SERIES 5 (LIQ: WELLS FARGO BANK NA)		0.06%		04/06/16	16,000,000	16,000,000
REV WATER & SEWER SERIES 5 (LIQ: WELLS FARGO BANK NA)		0.05%		05/16/16	20,900,000	20,900,000
REV WATER & SEWER SERIES 7 (LIQ: JPMORGAN CHASE BANK NA)		0.03%		04/05/16	27,500,000	27,500,000
REV WATER & SEWER SERIES 7 (LIQ: JPMORGAN CHASE BANK NA)		0.04%		04/05/16	10,000,000	10,000,000
REV WATER & SEWER SERIES 7 (LIQ: JPMORGAN CHASE BANK NA)		0.06%		04/05/16	6,250,000	6,250,000
REV WATER & SEWER SERIES 7 (LIQ: JPMORGAN CHASE BANK NA)		0.03%		04/06/16	25,000,000	25,000,000
REV WATER & SEWER SERIES 7 (LIQ: JPMORGAN CHASE BANK NA)		0.25%		04/06/16	6,250,000	6,250,000
REV WATER & SEWER SERIES 8 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.03%		04/05/16	9,500,000	9,500,000
REV WATER & SEWER SERIES 8 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.02%		04/06/16	5,000,000	5,000,000
REV WATER & SEWER SERIES 8 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.12%		04/06/16	5,000,000	5,000,000
REV WATER & SEWER SERIES 8 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.05%		05/16/16	12,050,000	12,050,000
SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
REV SALES TAX SERIES 2012 A		5.00%		04/01/16	1,575,000	1,575,000
SAN FRANCISCO CALIF CITY & CNTY
GO SERIES 2010E		5.00%		06/15/16	465,000	469,458
GO SERIES 2011R1		5.00%		06/15/16	3,425,000	3,457,793
GO SERIES 2015B		2.00%		06/15/16	10,000,000	10,034,896
GO SERIES 2016B		2.00%		06/15/16	16,875,000	16,938,753
REV COP SERIES 2015-R1		5.00%		09/01/16	2,305,000	2,350,835
SAN FRANCISCO CALIF CITY & CNTY ARPTS COMMN
REV AIRPORT		5.00%		05/01/16	100,000	100,388
REV AIRPORT SERIES 2009C-2		5.00%		05/01/16	1,500,000	1,506,031
REV AIRPORT SERIES 2010C		3.00%		05/01/16	1,250,000	1,252,986
REV AIRPORT SERIES 2011A		5.00%		05/01/16	100,000	100,378
REV AIRPORT SERIES A-3 (LOC: ROYAL BANK OF CANADA)		0.27%		05/11/16	43,350,000	43,350,000
REV AIRPORT SERIES A-4 (LOC: WELLS FARGO BANK NA)		0.08%		05/02/16	10,000,000	10,000,000
REV AIRPORT SERIES B-4 (LOC: WELLS FARGO BANK NA)		0.05%		05/02/16	7,700,000	7,700,000
REV AIRPORT SERIES B-4 (LOC: WELLS FARGO BANK NA)		0.17%		06/02/16	20,000,000	20,000,000
SAN FRANCISCO CALIF CITY & CNTY PUB UTILS COMMN
REV CITY (SAN FRANCISCO CALIF CITY & CNTY PUB UTILS COMMN WTR REV) SERIES 2006A (ESCROW)		4.75%		05/01/16	1,215,000	1,219,427
    5

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SAN FRANCISCO CALIF CITY & CNTY PUB UTILS COMMN WSTEWTR REV
REV WATER & SEWER SERIES 2013A		3.00%		10/01/16	4,650,000	4,713,348
REV WATER & SEWER SERIES 2015 A-3 (LOC: BANK OF AMERICA NA)		0.18%		05/26/16	6,400,000	6,400,000
REV WATER & SEWER SERIES A-1 (LOC: WELLS FARGO BANK NA)		0.18%		05/26/16	12,500,000	12,500,000
SAN FRANCISCO CALIF UNIFIED SCHOOL DIST
GO TAX & REV ANTICIPATION NOTE SERIES 2015		5.00%		08/31/16	41,000,000	41,818,556
SAN JOSE CALIF REDEV AGY TAX ALLOCATION
REV SPECIAL TAX SERIES 1996 A (LOC: JPMORGAN CHASE BANK NA)		0.14%		06/07/16	18,300,000	18,300,000
REV SPECIAL TAX SERIES 2003-B (LOC: JPMORGAN CHASE BANK NA)		0.14%		06/07/16	15,000,000	15,000,000
SANTA MONICA-MALIBU UNI SCH DIST CALIF
GO SERIES 2012B		2.00%		07/01/16	3,860,000	3,876,168
SANTA ROSA CALIF HIGH SCH DIST
GO (SANTA ROSA CALIF SCHS) SERIES 2016A		2.00%		08/01/16	2,000,000	2,010,872
SEQUOIA CALIF UN HIGH SCH DIST
GO SERIES 2014		2.00%		07/01/16	3,065,000	3,078,648
REV SCHOOL TAX & REV ANTICIPATION NOTE SERIES 2015-16		1.00%		06/30/16	11,960,000	11,985,143
STATE OF CALIFORNIA
GO		4.25%		04/01/16	300,000	300,000
GO		5.00%		04/01/16	250,000	250,000
GO		1.00%		05/01/16	2,945,000	2,947,092
GO		5.00%		06/01/16	650,000	655,012
GO		3.00%		08/01/16	28,135,000	28,386,218
GO		5.00%		08/01/16	670,000	680,394
GO		2.00%		09/01/16	175,000	176,169
GO		5.00%		09/01/16	6,740,000	6,874,582
GO		5.00%		10/01/16	100,000	102,285
GO		5.00%		11/01/16	100,000	102,624
GO SERIES 1		5.00%		09/01/16	7,435,000	7,583,533
GO SERIES 2002		6.00%		04/01/16	205,000	205,000
GO SERIES 2007		4.13%		06/01/16	200,000	201,239
GO SERIES 2008		5.00%		08/01/16	150,000	152,271
GO SERIES 2010		4.00%		11/01/16	150,000	153,095
GO SERIES 2011 A		3.00%		09/01/16	1,275,000	1,289,347
GO SERIES 2011A-2 (LOC: ROYAL BANK OF CANADA)		0.12%		04/01/16	22,165,000	22,165,000
GO SERIES 2011A-2 (LOC: ROYAL BANK OF CANADA)		0.03%		04/05/16	23,980,000	23,980,000
GO SERIES 2011A-2 (LOC: ROYAL BANK OF CANADA)		0.06%		04/06/16	45,000,000	45,000,000
GO SERIES 2011A-2 (LOC: ROYAL BANK OF CANADA)		0.03%		04/08/16	5,000,000	5,000,000
GO SERIES 2011A-2 (LOC: ROYAL BANK OF CANADA)		0.05%		04/21/16	25,000,000	25,000,000
GO SERIES 2011A-2 (LOC: ROYAL BANK OF CANADA)		0.06%		05/10/16	23,075,000	23,075,000
GO SERIES 2011A-2 (LOC: ROYAL BANK OF CANADA)		0.16%		06/07/16	30,190,000	30,190,000
GO SERIES 2012		3.00%		04/01/16	1,590,000	1,590,000
GO SERIES 2012		5.00%		04/01/16	2,100,000	2,100,000
GO SERIES A		5.00%		04/01/16	1,635,000	1,635,000
GO SERIES A		5.00%		09/01/16	325,000	331,201
GO SERIES A & B (LOC: US BANK NATIONAL ASSOCIATION)		0.18%		05/09/16	12,600,000	12,600,000
GO SERIES A & B (LOC: US BANK NATIONAL ASSOCIATION)		0.06%		05/23/16	14,000,000	14,000,000
6

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO SERIES A-1 (LOC: WELLS FARGO BANK NA)		0.03%		04/04/16	25,000,000	25,000,000
GO SERIES A-1 (LOC: WELLS FARGO BANK NA)		0.06%		04/07/16	61,000,000	61,000,000
GO SERIES A-1 (LOC: WELLS FARGO BANK NA)		0.06%		05/10/16	30,000,000	30,000,000
GO SERIES A-1 (LOC: WELLS FARGO BANK NA)		0.20%		05/10/16	20,000,000	20,000,000
GO SERIES A-3 (LOC: JPMORGAN CHASE BANK NA; CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM;)		0.06%		05/04/16	17,030,000	17,030,000
GO SERIES A-3 (LOC: JPMORGAN CHASE BANK NA; CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM;)		0.13%		06/02/16	25,000,000	25,000,000
GO SERIES A-7 (LOC: MIZUHO BANK LTD)		0.07%		05/04/16	22,615,000	22,615,000
GO SERIES A-8 (LOC: BANK OF THE WEST)		0.08%		05/18/16	5,000,000	5,000,000
TURLOCK IRRIGATION DISTRICT
REV POWER SERIES A (LOC: BANK OF AMERICA NA)		0.18%		05/11/16	52,000,000	52,000,000
UNIVERSITY OF CALIFORNIA
REV HEALTHCARE (UNIVERSITY OF CALIF MEDICAL CENTER) SERIES 2008D		4.00%		05/15/16	200,000	200,882
REV HEALTHCARE (UNIVERSITY OF CALIF MEDICAL CENTER) SERIES 2013J		3.00%		05/15/16	400,000	401,259
REV HOSPITAL (UNIVERSITY OF CALIF MEDICAL CENTER) SERIES 2010G		4.00%		05/15/16	1,105,000	1,109,796
REV HOSPITAL (UNIVERSITY OF CALIF MEDICAL CENTER) SERIES D		5.00%		05/15/16	100,000	100,531
REV UNIVERSITY SERIES 2007D		5.00%		05/15/16	740,000	744,141
REV UNIVERSITY SERIES 2007D (ESCROW)		5.00%		05/15/16	22,305,000	22,654,922
REV UNIVERSITY SERIES 2008L (ESCROW)		5.00%		05/15/16	8,000,000	8,124,830
REV UNIVERSITY SERIES 2008M		4.00%		05/15/16	100,000	100,431
REV UNIVERSITY SERIES 2009 O		5.00%		05/15/16	1,415,000	1,423,068
REV UNIVERSITY SERIES 2009P		4.00%		05/15/16	350,000	351,478
REV UNIVERSITY SERIES 2010E		3.00%		05/15/16	200,000	200,645
REV UNIVERSITY SERIES 2010E		5.00%		05/15/16	200,000	201,160
REV UNIVERSITY SERIES 2010S		5.00%		05/15/16	100,000	100,556
REV UNIVERSITY SERIES 2010U		5.00%		05/15/16	100,000	100,573
REV UNIVERSITY SERIES 2012 G		4.00%		05/15/16	110,000	110,485
REV UNIVERSITY SERIES 2013 AF		3.00%		05/15/16	100,000	100,318
REV UNIVERSITY SERIES 2013 AF		5.00%		05/15/16	4,395,000	4,420,766
VENTURA CNTY CALIF
REV COUNTY TAX & REV ANTICIPATION NOTE SERIES 2015-16		2.00%		07/01/16	51,000,000	51,218,102
VENTURA CNTY CALIF PUB FING AUTH
REV LEASE REV (LOC: WELLS FARGO BANK NA)		0.06%		04/04/16	3,000,000	3,000,000
REV LEASE REV (LOC: WELLS FARGO BANK NA)		0.03%		04/05/16	13,600,000	13,600,000
WALNUT ENERGY CENTER AUTHORITY
REV POWER SERIES B (LOC: STATE STREET BANK AND TRUST COMPANY)		0.10%		06/03/16	26,457,000	26,457,000
Total Fixed-Rate Municipal Securities
(Cost $2,437,681,984)						2,437,681,984

    7

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Municipal Securities 66.2% of net assets
California 66.2%
ABAG FIN CORP CALIF
REV MULTI FAM HOUSING SERIES 1997A (LOC: COMERICA BANK)		0.60%		04/07/16	4,440,000	4,440,000
REV MULTI FAM HOUSING SERIES 2000 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		04/07/16	12,165,000	12,165,000
REV MULTI FAM HOUSING SERIES 2002 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.41%		04/07/16	64,450,000	64,450,000
REV MULTI FAM HOUSING SERIES 2002 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		04/07/16	20,530,000	20,530,000
REV MULTI FAM HOUSING SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.43%		04/07/16	8,295,000	8,295,000
REV MULTI FAM HOUSING SERIES 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		04/07/16	5,790,000	5,790,000
REV MULTI FAM HOUSING SERIES 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.53%		04/07/16	9,920,000	9,920,000
ALAMEDA CNTY CALIF INDL DEV AUTH
REV IDB & PCR (OZ ENTERPRISES LLC) SERIES 2005 (LOC: MUFG UNION BANK NA)		0.47%		04/07/16	2,500,000	2,500,000
REV IDB & PCR SERIES 1998 A (LOC: BANK OF THE WEST)		0.44%		04/07/16	3,510,000	3,510,000
REV IDB & PCR SERIES 2000 A (LOC: COMERICA BANK)		0.59%		04/07/16	2,700,000	2,700,000
REV IDB & PCR SERIES 2005 A (LOC: COMERICA BANK)		0.59%		04/07/16	3,900,000	3,900,000
REV IDB & PCR SERIES 2008A (LOC: BANK OF THE WEST)		0.49%		04/07/16	3,315,000	3,315,000
REV IDB & PCR SERIES 2010 (LOC: COMERICA BANK)		0.52%		04/07/16	4,220,000	4,220,000
REV IDB & PCR SERIES 2011 (LOC: WELLS FARGO BANK NA)		0.47%		04/07/16	2,770,000	2,770,000
REV IDB & PCR SERIES 2014 (LOC: WELLS FARGO BANK NA)		0.47%		04/07/16	4,968,000	4,968,000
ALAMEDA-CONTRA COSTA CALIF SCHS FING AUTH
REV LEASE REV SERIES N (LOC: FEDERAL HOME LOAN BANKS)		0.39%		04/07/16	1,980,000	1,980,000
ANAHEIM CALIF HSG AUTH
REV MULTI FAM HOUSING SERIES 1998 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	5,500,000	5,500,000
ANAHEIM CALIF PUB FING AUTH
REV POWER (ANAHEIM ELEC SYS CA) SERIES 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.43%		04/07/16	19,030,000	19,030,000
REV POWER (ANAHEIM ELEC SYS CA) SERIES 2009A (LIQ: CITIBANK NA)	a	0.43%		04/07/16	7,500,000	7,500,000
BAKERSFIELD CALIF WASTEWTR REV
REV WATER & SEWER SERIES 2012 A (LIQ: JPMORGAN CHASE BANK NA)		0.41%		04/07/16	3,900,000	3,900,000
BAY AREA TOLL AUTHORITY
REV TRANSPORTATION SERIES 2006F (ESCROW) (LIQ: CITIBANK NA)	a	0.44%		04/07/16	16,985,000	16,985,000
REV TRANSPORTATION SERIES 2007B-2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.39%		04/07/16	20,000,000	20,000,000
REV TRANSPORTATION SERIES 2007C-2 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.40%		04/07/16	11,000,000	11,000,000
REV TRANSPORTATION SERIES 2007C1 (LIQ: BANK OF AMERICA NA)	a	0.42%		04/07/16	4,910,000	4,910,000
REV TRANSPORTATION SERIES 2007F (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	7,245,000	7,245,000
8

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV TRANSPORTATION SERIES 2007F, 2008F1&2009F1 (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	12,462,156	12,462,156
REV TRANSPORTATION SERIES 2008C-1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.40%		04/07/16	6,600,000	6,600,000
REV TRANSPORTATION SERIES 2008F1 (ESCROW) (LIQ: CITIBANK NA)	a	0.44%		04/07/16	5,000,000	5,000,000
REV TRANSPORTATION SERIES 2009 F-1 (ESCROW) (LIQ: BANK OF AMERICA NA)	a	0.43%		04/07/16	9,010,000	9,010,000
CALIFORNIA ALTERNATIVE ENERGY SOURCE FING AUTH
REV IDB & PCR (GENERAL ELECTRIC CO) SERIES 1993-B		0.39%		04/07/16	25,330,000	25,330,000
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
REV UNIVERSITY (CALIFORNIA INSTITUTE OF TECHNOLOGY) SERIES 2006B		0.47%		04/07/16	5,000,000	5,000,000
REV UNIVERSITY (CALIFORNIA INSTITUTE OF TECHNOLOGY) SERIES 2009 (LIQ: CITIBANK NA)	a	0.43%		04/07/16	9,900,000	9,900,000
REV UNIVERSITY (PEPPERDINE UNIVERSITY) SERIES 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	6,995,000	6,995,000
REV UNIVERSITY (PEPPERDINE UNIVERSITY) SERIES 2016 (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	6,670,000	6,670,000
REV UNIVERSITY (UNIVERSITY OF SOUTHERN CALIFORNIA) SERIES 2009B (LIQ: BARCLAYS BANK PLC)	a	0.41%		04/07/16	1,100,000	1,100,000
REV UNIVERSITY (UNIVERSITY OF SOUTHERN CALIFORNIA) SERIES 2009B (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	4,305,000	4,305,000
REV UNIVERSITY SERIES 1999 (LOC: BANK OF THE WEST)		0.41%		04/07/16	10,825,000	10,825,000
CALIFORNIA HEALTH FACS FING AUTH
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2011A,B,C&D (LOC: ROYAL BANK OF CANADA)	a,c	0.44%		04/07/16	81,810,000	81,810,000
REV HOSPITAL (CHILDRENS HOSPITAL OF ORANGE COUNTY CA) SERIES 2009C (LOC: US BANK NATIONAL ASSOCIATION)		0.39%		04/07/16	19,620,000	19,620,000
REV HOSPITAL (CITY OF HOPE) SERIES 2012 B		0.50%		04/07/16	16,000,000	16,000,000
REV HOSPITAL (CITY OF HOPE) SERIES 2012 C		0.37%		04/07/16	16,200,000	16,200,000
REV HOSPITAL (MEMORIAL HLTH SVCS CORP) SERIES 2013A		0.38%		04/07/16	9,045,000	9,045,000
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2008C (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	5,020,000	5,020,000
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2009B (LIQ: BANK OF AMERICA NA)	a	0.41%		04/07/16	27,325,000	27,325,000
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2009B, 2014A&2014B (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	26,780,000	26,780,000
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	4,000,000	4,000,000
REV HOSPITAL (SCRIPPS HEALTH) SERIES 2001 A (LOC: JPMORGAN CHASE BANK NA)		0.50%		04/07/16	5,815,000	5,815,000
REV HOSPITAL (SCRIPPS HEALTH) SERIES 2008B (LOC: WELLS FARGO BANK NA)		0.35%		04/07/16	2,200,000	2,200,000
REV HOSPITAL (SCRIPPS HEALTH) SERIES 2008C (LOC: MUFG UNION BANK NA)		0.35%		04/07/16	11,485,000	11,485,000
REV HOSPITAL (SCRIPPS HEALTH) SERIES 2008E (LOC: MUFG UNION BANK NA)		0.35%		04/07/16	16,670,000	16,670,000
REV HOSPITAL (SCRIPPS HEALTH) SERIES 2012 C		0.39%		04/07/16	19,475,000	19,475,000
REV HOSPITAL (ST JOSEPH HEALTH SYSTEM) SERIES 2009A (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	11,565,000	11,565,000
REV HOSPITAL (ST JOSEPH HEALTH SYSTEM) SERIES 2009A (LIQ: ROYAL BANK OF CANADA)	a	0.43%		04/07/16	11,250,000	11,250,000
    9

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV HOSPITAL (SUTTER HEALTH) SERIES 2007A & 2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	20,325,000	20,325,000
REV HOSPITAL (SUTTER HEALTH) SERIES 2007A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	8,130,000	8,130,000
REV HOSPITAL (SUTTER HEALTH) SERIES 2007A (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	9,000,000	9,000,000
REV HOSPITAL (SUTTER HEALTH) SERIES 2011B (LIQ: CITIBANK NA)	a	0.43%		04/07/16	9,565,000	9,565,000
REV HOSPITAL (SUTTER HEALTH) SERIES 2011D (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	6,665,000	6,665,000
REV HOSPITAL (SUTTER HEALTH) SERIES 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	4,565,000	4,565,000
REV HOSPITAL (SUTTER HEALTH) SERIES 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	12,195,000	12,195,000
REV HOSPITAL (SUTTER HEALTH) SERIES 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	12,470,000	12,470,000
REV HOSPITAL (SUTTER HEALTH) SERIES 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	9,375,000	9,375,000
REV HOSPITAL SERIES 2004 K (LOC: MIZUHO BANK LTD)		0.41%		04/07/16	21,750,000	21,750,000
REV HOSPITAL SERIES 2011 B (LOC: BANK OF MONTREAL)		0.45%		04/07/16	17,150,000	17,150,000
CALIFORNIA HFA HOME MORTGAGE
REV HOUS SINGL SERIES 2000N (LOC: BANK OF AMERICA NA)		0.41%		04/07/16	3,240,000	3,240,000
REV HOUS SINGL SERIES 2003 M (LOC: ROYAL BANK OF CANADA)		0.42%		04/07/16	3,970,000	3,970,000
REV HOUS SINGL SERIES 2005 A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.42%		04/07/16	4,100,000	4,100,000
REV HOUS SINGL SERIES 2005B (LOC: BANK OF AMERICA NA)		0.41%		04/07/16	1,740,000	1,740,000
REV HOUS SINGL SERIES 2005F (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.42%		04/07/16	41,925,000	41,925,000
REV HOUS SINGL SERIES 2006C (LOC: BANK OF AMERICA NA)		0.41%		04/07/16	29,270,000	29,270,000
REV HOUS SINGL SERIES 2006F (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.38%		04/07/16	12,690,000	12,690,000
REV HOUS SINGL SERIES 2007 H (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.42%		04/07/16	4,000,000	4,000,000
REV HOUS SINGL SERIES 2007K (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.42%		04/07/16	2,500,000	2,500,000
REV SINGLE FAM HOUSING SERIES 2013B (LOC: FEDERAL HOME LOAN BANKS)		0.45%		04/07/16	12,840,000	12,840,000
CALIFORNIA HOUSING FINANCE AGENCY
REV MULTI FAM HOUSING SERIES 2001E (LOC: JPMORGAN CHASE BANK NA)		0.52%		04/07/16	9,635,000	9,635,000
REV MULTI FAM HOUSING SERIES 2008B (LOC: JPMORGAN CHASE BANK NA)		0.50%		04/07/16	8,525,000	8,525,000
REV MULTI FAM HOUSING SERIES 2008B (LOC: JPMORGAN CHASE BANK NA)		0.52%		04/07/16	10,715,000	10,715,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
REV IDB & PCR SERIES 2008 (LOC: BANK OF THE WEST)		0.45%		04/07/16	3,005,000	3,005,000
REV POWER (PACIFIC GAS & ELECTRIC CO) SERIES 2009A (LOC: MUFG UNION BANK NA)		0.38%		04/01/16	4,350,000	4,350,000
REV SCHOOL SERIES 2008 (LOC: COMERICA BANK)		0.46%		04/07/16	11,195,000	11,195,000
REV SCHOOL SERIES 2008 (LOC: FEDERAL HOME LOAN BANKS)		0.18%		04/07/16	10,740,000	10,740,000
10

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV UNIVERSITY SERIES 2009 (LOC: COMERICA BANK)		0.50%		04/07/16	1,780,000	1,780,000
REV UTILITY (PACIFIC GAS & ELECTRIC CO) SERIES 2009B (LOC: MUFG UNION BANK NA)		0.38%		04/01/16	7,845,000	7,845,000
CALIFORNIA MUN FIN AUTH
REV IDB & PCR (CHEVRON CORP) SERIES 2010A		0.36%		04/01/16	5,480,000	5,480,000
REV IDB & PCR (CHEVRON CORP) SERIES 2010C		0.34%		04/01/16	3,105,000	3,105,000
REV MULTI FAM HOUSING SERIES 2016A-1 (LOC: FEDERAL HOME LOAN BANKS)		0.38%		04/07/16	750,000	750,000
REV SCHOOL SERIES 2007 (LOC: COMERICA BANK)		0.52%		04/07/16	4,275,000	4,275,000
REV UNIVERSITY SERIES 2010A (LOC: COMERICA BANK)		0.52%		04/07/16	12,120,000	12,120,000
CALIFORNIA POLLUTION CONTROL FINANCE AUTH
REV WASTE/POLLUTION (AG RESOURCES III INC) SERIES 2004 (LOC: COBANK ACB)		0.44%		04/07/16	5,570,000	5,570,000
REV WASTE/POLLUTION (ALAMEDA CNTY INDUSTRIES INC) SERIES 2012 (LOC: BANK OF THE WEST)		0.46%		04/07/16	5,140,000	5,140,000
REV WASTE/POLLUTION (ATLAS DISPOSAL INDUSTRIES LLC) SERIES 1999A (LOC: US BANK NATIONAL ASSOCIATION)		0.44%		04/07/16	4,369,000	4,369,000
REV WASTE/POLLUTION (BAY COUNTIES SMART) SERIES 2014 (LOC: COMERICA BANK)		0.56%		04/07/16	6,315,000	6,315,000
REV WASTE/POLLUTION (BAY COUNTIES WASTE SVCS INC) SERIES 2011A (LOC: COMERICA BANK)		0.56%		04/07/16	6,560,000	6,560,000
REV WASTE/POLLUTION (BESTWAY DISPOSAL) SERIES 2012 (LOC: BANK OF THE WEST)		0.46%		04/07/16	14,695,000	14,695,000
REV WASTE/POLLUTION (BLT ENTERPRISES) SERIES 2010 (LOC: MUFG UNION BANK NA)		0.39%		04/07/16	15,600,000	15,600,000
REV WASTE/POLLUTION (BURRTEC WASTE & RECYCLING SERVICES LLC) SERIES 2006A (LOC: BANK OF AMERICA NA)		0.44%		04/07/16	8,705,000	8,705,000
REV WASTE/POLLUTION (BURRTEC WASTE GROUP) SERIES 2006A (LOC: US BANK NATIONAL ASSOCIATION)		0.44%		04/07/16	5,705,000	5,705,000
REV WASTE/POLLUTION (BURRTEC WASTE GROUP) SERIES 2008A (LOC: US BANK NATIONAL ASSOCIATION)		0.44%		04/07/16	15,010,000	15,010,000
REV WASTE/POLLUTION (CALIFORNIA WASTE RECOVERY SYSTEMS INC) SERIES 2012 (LOC: MUFG UNION BANK NA)		0.44%		04/07/16	4,775,000	4,775,000
REV WASTE/POLLUTION (CR&R INC) SERIES 2006A (LOC: JPMORGAN CHASE BANK NA)	c	0.44%		04/07/16	19,600,000	19,600,000
REV WASTE/POLLUTION (CR&R INC) SERIES 2007A (LOC: JPMORGAN CHASE BANK NA)		0.44%		04/07/16	34,615,000	34,615,000
REV WASTE/POLLUTION (DESERT PROPERTIES LLC) SERIES 2006B (LOC: MUFG UNION BANK NA)		0.44%		04/07/16	1,160,000	1,160,000
REV WASTE/POLLUTION (EDCO DISPOSAL CORP) SERIES 2004 A (LOC: WELLS FARGO BANK NA)		0.44%		04/07/16	1,395,000	1,395,000
REV WASTE/POLLUTION (EDCO DISPOSAL CORP) SERIES 2007A (LOC: WELLS FARGO BANK NA)		0.44%		04/07/16	7,950,000	7,950,000
REV WASTE/POLLUTION (GARAVENTA ENTERPRISES) SERIES 2006 A (LOC: WELLS FARGO BANK NA)		0.44%		04/07/16	12,615,000	12,615,000
REV WASTE/POLLUTION (GARAVENTA ENTERPRISES) SERIES 2008A (LOC: WELLS FARGO BANK NA)		0.44%		04/07/16	8,925,000	8,925,000
REV WASTE/POLLUTION (GARDEN CITY SANITATION) SERIES 2009A (LOC: MUFG UNION BANK NA)		0.39%		04/07/16	7,100,000	7,100,000
REV WASTE/POLLUTION (GARDEN CITY SANITATION) SERIES 2009B (LOC: MUFG UNION BANK NA)		0.39%		04/07/16	2,475,000	2,475,000
REV WASTE/POLLUTION (GARDEN CITY SANITATION) SERIES 2014 (LOC: MUFG UNION BANK NA)		0.34%		04/07/16	2,905,000	2,905,000
REV WASTE/POLLUTION (GARDEN CITY SANITATION) SERIES 2014 (LOC: MUFG UNION BANK NA)		0.45%		04/07/16	3,000,000	3,000,000
    11

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV WASTE/POLLUTION (GEORGE BORBA & SON DAIRY) SERIES 2003 (LOC: WELLS FARGO BANK NA)		0.39%		04/07/16	3,800,000	3,800,000
REV WASTE/POLLUTION (GREENWASTE OF PALO ALTO CA) SERIES 2008-B (LOC: MUFG UNION BANK NA)		0.44%		04/07/16	2,990,000	2,990,000
REV WASTE/POLLUTION (GREENWASTE RECOVERY INC) SERIES 2006A (LOC: MUFG UNION BANK NA)		0.44%		04/07/16	595,000	595,000
REV WASTE/POLLUTION (MARBORG INDUSTRIES) SERIES 2009A (LOC: MUFG UNION BANK NA)		0.39%		04/07/16	2,095,000	2,095,000
REV WASTE/POLLUTION (MARIN SANITARY SERVICES) SERIES 2006 A (LOC: COMERICA BANK)		0.56%		04/07/16	1,100,000	1,100,000
REV WASTE/POLLUTION (METROPOLITAN RECYCLING CORP) SERIES 2000 A (LOC: COMERICA BANK)		0.56%		04/07/16	1,370,000	1,370,000
REV WASTE/POLLUTION (METROPOLITAN RECYCLING LLC) SERIES 2012A (LOC: COMERICA BANK)		0.56%		04/07/16	5,260,000	5,260,000
REV WASTE/POLLUTION (MID VALLEY DISPOSAL) SERIES 2006A (LOC: MUFG UNION BANK NA)		0.44%		04/07/16	2,275,000	2,275,000
REV WASTE/POLLUTION (MILL VALLEY REFUSE SVC INC) SERIES 2014 (LOC: COMERICA BANK)		0.56%		04/07/16	1,075,000	1,075,000
REV WASTE/POLLUTION (MISSION TRAIL WASTE SYSTEM) SERIES 2010A (LOC: COMERICA BANK)		0.49%		04/07/16	1,690,000	1,690,000
REV WASTE/POLLUTION (NORTHERN RECYCLING AND WASTE SERVICES LLC) SERIES 2007A (LOC: MUFG UNION BANK NA)		0.44%		04/07/16	1,895,000	1,895,000
REV WASTE/POLLUTION (PLEASANTON GARBAGE SERVICE INC) SERIES 2008A (LOC: WELLS FARGO BANK NA)		0.44%		04/07/16	2,020,000	2,020,000
REV WASTE/POLLUTION (RATTO GROUP CO INC) SERIES 2007A (LOC: MUFG UNION BANK NA)		0.44%		04/07/16	27,800,000	27,800,000
REV WASTE/POLLUTION (RATTO GROUP CO INC) SERIES 2012 (LOC: MUFG UNION BANK NA)		0.44%		04/07/16	16,500,000	16,500,000
REV WASTE/POLLUTION (RECYCLING INDUSTRIES INC) SERIES 2011 (LOC: COMERICA BANK)		0.56%		04/07/16	2,070,000	2,070,000
REV WASTE/POLLUTION (SANTA CLARA VALLEY INDUSTRIES) SERIES 1998 A (LOC: COMERICA BANK)		0.56%		04/07/16	315,000	315,000
REV WASTE/POLLUTION (SOUTH BAY RECYCLING LLC) SERIES 2010B (LOC: MUFG UNION BANK NA)		0.39%		04/07/16	1,740,000	1,740,000
REV WASTE/POLLUTION (TALCO PLASTICS INC) SERIES 1997A (LOC: US BANK NATIONAL ASSOCIATION)		0.45%		04/07/16	1,750,000	1,750,000
REV WASTE/POLLUTION (UPPER VALLEY DISPOSAL SERVICE) SERIES 2008A (LOC: MUFG UNION BANK NA)		0.44%		04/07/16	1,235,000	1,235,000
REV WASTE/POLLUTION (VALLEY VISTA SERVICES INC) SERIES 2007A (LOC: COMERICA BANK)		0.56%		04/07/16	2,205,000	2,205,000
REV WASTE/POLLUTION (VANDERHAM FAMILY TRUST-J&D WILSON & SONS DAIRY) SERIES 2004 (LOC: COBANK ACB)		0.39%		04/07/16	2,500,000	2,500,000
REV WASTE/POLLUTION (WASTE CONNECTIONS INC) SERIES 2007 (LOC: BANK OF AMERICA NA)		0.46%		04/07/16	5,400,000	5,400,000
REV WASTE/POLLUTION (ZEREP MANAGEMENT CORP) SERIES 2011 A (LOC: COMERICA BANK)		0.56%		04/07/16	2,810,000	2,810,000
REV WASTE/POLLUTION (ZEREP MANAGEMENT CORP) SERIES 2014 (LOC: COMERICA BANK)		0.56%		04/07/16	12,040,000	12,040,000
REV WASTE/POLLUTION SERIES 1996C (LOC: MIZUHO BANK LTD)		0.45%		04/01/16	10,000,000	10,000,000
REV WASTE/POLLUTION SERIES 1996F (LOC: TD BANK NA)		0.45%		04/01/16	3,700,000	3,700,000
12

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV WASTE/POLLUTION SERIES 2000-A (LOC: BANK OF THE WEST)		0.46%		04/07/16	2,525,000	2,525,000
REV WASTE/POLLUTION SERIES 2002A (LOC: MUFG UNION BANK NA)		0.44%		04/07/16	4,550,000	4,550,000
CALIFORNIA ST DEPT WTR RES
REV WATER & SEWER SERIES AE (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	12,605,000	12,605,000
CALIFORNIA ST ENTERPRISE DEV AUTH
REV IDB & PCR (KLR GROUP LLC) SERIES 2015 (LOC: WELLS FARGO BANK NA)		0.46%		04/07/16	3,000,000	3,000,000
REV IDB & PCR SERIES 2008A (LOC: COMERICA BANK)		0.59%		04/07/16	10,000,000	10,000,000
CALIFORNIA STATE UNIVERSITY
REV UNIVERSITY SERIES 2012A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	5,840,000	5,840,000
REV UNIVERSITY SERIES 2015A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	3,580,000	3,580,000
CALIFORNIA STATEWIDE CMNTYS DEV AUTH
REV HOSPITAL (KAISER PERMANENTE) SERIES 2004 L		0.37%		04/07/16	2,595,000	2,595,000
REV HOSPITAL (SUTTER HEALTH) SERIES 2005C (LIQ: CITIBANK NA)	a	0.43%		04/07/16	6,300,000	6,300,000
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2011CA (LIQ: CITIBANK NA)	a	0.43%		04/07/16	2,175,000	2,175,000
REV HOSPITAL SERIES 2008C (LOC: NORTHERN TRUST COMPANY (THE))		0.40%		04/07/16	6,575,000	6,575,000
REV HOUSING (DUBLIN RANCH SENIOR APTS) SERIES 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	29,990,000	29,990,000
REV HOUSING (PLAN NINE PARTNERS LLC) SERIES 2005A (LOC: MUFG UNION BANK NA)		0.49%		04/07/16	13,415,000	13,415,000
REV HOUSING (THE KNOLLS AT GREEN VALLEY APARTMENTS CA) SERIES 2002 FF (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	13,205,000	13,205,000
REV IDB & PCR (RL GRP LLC) SERIES 1998 C (LOC: US BANK NATIONAL ASSOCIATION)		0.38%		04/07/16	1,260,000	1,260,000
REV MULTI FAM HOUSING (ALEXANDRIA HOUSING PARTNERS LP) SERIES 2013 A (LOC: FEDERAL HOME LOAN BANKS)		0.45%		04/07/16	16,775,000	16,775,000
REV MULTI FAM HOUSING (AVIAN GLEN APARTMENTS CA) SERIES 2004 CC (LOC: CITIBANK NA)		0.41%		04/07/16	4,590,000	4,590,000
REV MULTI FAM HOUSING (BRANDON PLACE PARTNERS LP) SERIES 2006D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		04/07/16	6,070,000	6,070,000
REV MULTI FAM HOUSING (BRENTWOOD ARBOR RIDGE LP) SERIES 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.47%		04/07/16	16,405,000	16,405,000
REV MULTI FAM HOUSING (CA STATEWIDE CDA AEGIS AT PLEASANT HILL) SERIES 1997 H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	6,270,000	6,270,000
REV MULTI FAM HOUSING (CANYON COUNTRY CMNTY LP) SERIES 2002 M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.41%		04/07/16	10,500,000	10,500,000
REV MULTI FAM HOUSING (CHARTER COURT SJC LP) SERIES 2008L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		04/07/16	10,125,000	10,125,000
REV MULTI FAM HOUSING (CREEKSIDE AT MEADOW PARK LP) SERIES 2002 HH (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	8,195,000	8,195,000
    13

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV MULTI FAM HOUSING (CROSSINGS WEST APARTMENTS CA) SERIES 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.42%		04/07/16	15,000,000	15,000,000
REV MULTI FAM HOUSING (DUBLIN RANCH SENIOR APTS) SERIES 2006G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	5,010,000	5,010,000
REV MULTI FAM HOUSING (FAIRFIELD SAGEWOOD L P) SERIES 2005CC (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		04/07/16	9,100,000	9,100,000
REV MULTI FAM HOUSING (FAIRWAY FAMILY COMMUNITY L P) SERIES 2003 PP (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	22,000,000	22,000,000
REV MULTI FAM HOUSING (FAIRWAY FAMILY COMMUNITY L P) SERIES 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	7,000,000	7,000,000
REV MULTI FAM HOUSING (GRANITE EMERALD GARDENS LLC) SERIES 2000 E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	7,320,000	7,320,000
REV MULTI FAM HOUSING (HERITAGE OAKS L P) SERIES 2004 YY (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.42%		04/07/16	6,900,000	6,900,000
REV MULTI FAM HOUSING (KDF CYPRESS VILLA LP) SERIES 2000F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.42%		04/07/16	4,725,000	4,725,000
REV MULTI FAM HOUSING (KDF LOS PADRES LP) SERIES 2003 E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	10,750,000	10,750,000
REV MULTI FAM HOUSING (KELVIN COURT CA) SERIES 2012 B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.43%		04/07/16	12,750,000	12,750,000
REV MULTI FAM HOUSING (LAS FLORES VILLAGE PARTNERS LP) SERIES 2004 JJ (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.49%		04/07/16	13,500,000	13,500,000
REV MULTI FAM HOUSING (LAUREL PARK SENIOR APARTMENTS CA) SERIES 2002 H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.44%		04/07/16	5,500,000	5,500,000
REV MULTI FAM HOUSING (MARTIN LUTHER TOWER L P) SERIES 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	7,050,000	7,050,000
REV MULTI FAM HOUSING (OAK CENTERS L P) SERIES 2005L (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	3,420,000	3,420,000
REV MULTI FAM HOUSING (OAKMONT OF CONCORD CA) SERIES 2002 Q (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	16,650,000	16,650,000
REV MULTI FAM HOUSING (PALMILLA PRIMITIVO ASSOCIATES) SERIES 2008 J (LOC: FEDERAL HOME LOAN BANKS)		0.45%		04/07/16	12,100,000	12,100,000
REV MULTI FAM HOUSING (RANCHO SANTA FE VILLAGE APTS CA) SERIES 2004EE (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.49%		04/07/16	12,300,000	12,300,000
REV MULTI FAM HOUSING (SAN JOAQUIN MARINERS ASSOC LP) SERIES 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.42%		04/07/16	6,500,000	6,500,000
REV MULTI FAM HOUSING (STONERIDGE AT ELK GROVE CA) SERIES 2005Q (LOC: CITIBANK NA)		0.41%		04/07/16	6,340,000	6,340,000
REV MULTI FAM HOUSING SERIES 2003 WW (LOC: FEDERAL HOME LOAN BANKS)		0.45%		04/07/16	12,680,000	12,680,000
REV MULTI FAM HOUSING SERIES 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	3,200,000	3,200,000
14

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV MULTI FAM HOUSING SERIES 2014 G (LOC: FEDERAL HOME LOAN BANKS)		0.42%		04/07/16	7,100,000	7,100,000
REV MULTI FAM HOUSING SERIES 2014A (LOC: FEDERAL HOME LOAN BANKS)		0.42%		04/07/16	16,950,000	16,950,000
REV POWER (ROYAL BANK OF CANADA) SERIES A (LIQ/LOC: ROYAL BANK OF CANADA)		0.46%	04/07/16	07/01/16	50,000,000	50,000,000
REV POWER (ROYAL BANK OF CANADA) SERIES B (LOC: ROYAL BANK OF CANADA)		0.46%	04/07/16	09/01/16	50,000,000	50,000,000
CHULA VISTA CALIF
REV MULTI FAM HOUSING SERIES SERIES 2 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.42%		04/07/16	5,000,000	5,000,000
CONTRA COSTA CALIF CMNTY COLLEGE DIST
GO SERIES 2013 (LIQ: CITIBANK NA)	a	0.43%		04/07/16	7,800,000	7,800,000
GO SERIES 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.41%		04/07/16	7,500,000	7,500,000
CONTRA COSTA CNTY CALIF
REV MULTI FAM HOUSING SERIES 2003 B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.41%		04/07/16	32,200,000	32,200,000
CONTRA COSTA WATER DISTRICT
REV WATER & SEWER		0.19%	06/02/16	12/03/16	24,500,000	24,500,000
DUBLIN CALIF HSG AUTH
REV MULTI FAM HOUSING SERIES 1998 A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.39%		04/07/16	28,700,000	28,700,000
EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
REV WATER & SEWER		0.09%	04/07/16	10/16/16	15,000,000	15,000,000
REV WATER & SEWER SERIES 2005A (LIQ: CITIBANK NA)	a	0.44%		04/07/16	35,000,000	35,000,000
REV WATER & SEWER SERIES 2008-A4 (LIQ: WELLS FARGO BANK NA)		0.35%		04/07/16	3,765,000	3,765,000
REV WATER & SEWER SERIES 2012A (LIQ: CITIBANK NA)	a,c	0.44%		04/07/16	49,500,000	49,500,000
REV WATER & SEWER SERIES 2014C (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	1,830,000	1,830,000
EASTERN MUN WTR DIST CALIF
REV WATER & SEWER SERIES 2012 A		0.49%	04/07/16	04/25/17	17,500,000	17,500,000
ELSINORE VALLEY CALIF MUN WTR DIST
REV WATER & SEWER SERIES 2011A (LOC: MUFG UNION BANK NA)		0.39%		04/07/16	14,725,000	14,725,000
EMERYVILLE REDEVELOPMENT AGENCY SUCCESSOR AGENCY
REV MULTI FAM HOUSING SERIES A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.47%		04/07/16	57,715,000	57,715,000
ESCONDIDO CALIF
REV MULTI FAM HOUSING SERIES A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	6,900,000	6,900,000
FOOTHILL-DE ANZA CALIF CMNTY COLLEGE DIST
GO SERIES C (LIQ: CITIBANK NA)	a	0.43%		04/07/16	4,500,000	4,500,000
GROSSMONT CALIF HEALTHCARE DIST
GO SERIES 2011B (ESCROW) (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	8,200,000	8,200,000
HAYWARD CALIF
REV MULTI FAM HOUSING SERIES 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.47%		04/07/16	9,500,000	9,500,000
REV MULTI FAM HOUSING SERIES 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.49%		04/07/16	13,915,000	13,915,000
HUNTINGTON BEACH CALIF
REV MULTI FAM HOUSING SERIES 1991A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.47%		04/07/16	4,200,000	4,200,000
    15

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
IRVINE RANCH CALIF WTR DIST
REV WATER & SEWER SERIES 2011A-1		0.48%	04/07/16	03/17/17	25,300,000	25,300,000
REV WATER & SEWER SERIES 2011A-2		0.48%	04/07/16	03/17/17	11,500,000	11,500,000
KINGS CNTY CALIF HSG AUTH
REV MULTI FAM HOUSING SERIES 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.42%		04/07/16	12,645,000	12,645,000
LONG BEACH CALIF UNI SCH DIST
GO SERIES 2012 (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	7,750,000	7,750,000
GO SERIES A (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	6,665,000	6,665,000
LOS ANGELES CA DEPARTMENT OF AIRPORTS
REV AIRPORT SERIES 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.48%		04/07/16	19,295,000	19,295,000
REV AIRPORT SERIES 2008A (LIQ: MORGAN STANLEY BANK NA)	a	0.48%		04/07/16	13,475,000	13,475,000
REV AIRPORT SERIES 2010A (LIQ: BANK OF AMERICA NA)	a	0.40%		04/07/16	10,095,000	10,095,000
REV AIRPORT SERIES 2010A (LIQ: BARCLAYS BANK PLC)	a	0.41%		04/07/16	9,320,000	9,320,037
REV AIRPORT SERIES 2010A (LIQ: ROYAL BANK OF CANADA)	a	0.43%		04/07/16	8,665,000	8,665,000
REV AIRPORT SERIES 2010A&D (LIQ: BARCLAYS BANK PLC)	a	0.41%		04/07/16	6,630,000	6,630,000
REV AIRPORT SERIES 2010D (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	6,665,000	6,665,000
REV AIRPORT SERIES 2012B (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	4,165,000	4,165,000
REV AIRPORT SERIES 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.48%		04/07/16	5,500,000	5,500,000
REV AIRPORT SERIES 2015D (LIQ: BARCLAYS BANK PLC)	a	0.42%		04/07/16	4,685,000	4,685,000
REV AIRPORT SERIES 2015D (LIQ: MORGAN STANLEY BANK NA)	a	0.48%		04/07/16	7,450,000	7,450,000
LOS ANGELES CALIF
REV MULTI FAM HOUSING SERIES 2003 A (LOC: CITIBANK NA)		0.51%		04/07/16	4,555,000	4,555,000
REV WATER & SEWER (LOS ANGELES CALIF WASTEWTR SYS) SERIES 2012B (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	6,665,000	6,665,000
REV WATER & SEWER (LOS ANGELES CALIF WASTEWTR SYS) SERIES 2015A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	2,510,000	2,510,000
LOS ANGELES CALIF CMNTY COLLEGE DIST
GO SERIES 2007A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	6,540,000	6,540,000
GO SERIES 2007A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	10,000,000	10,000,000
GO SERIES 2008F1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	6,665,000	6,665,000
REV SCHOOL SERIES 2007A (LIQ: CITIBANK NA)	a	0.43%		04/07/16	3,000,000	3,000,000
LOS ANGELES CALIF COMMUNITY REDEVELOPMENT AGENCY
REV HOUSING SERIES 1989A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		04/07/16	19,800,000	19,800,000
REV MULTI FAM HOUSING SERIES 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.47%		04/07/16	3,955,000	3,955,000
LOS ANGELES CALIF DEPARTMENT OF WATER & POWER
REV WATER & SEWER (LOS ANGELES CALIF DEPT WTR) SERIES 2001 B-1 (LIQ: ROYAL BANK OF CANADA)		0.39%		04/07/16	45,500,000	45,500,000
LOS ANGELES CALIF DEPT PWR
REV POWER SERIES 2001 B-5 (LIQ: BANK OF MONTREAL)		0.39%		04/07/16	24,500,000	24,500,000
REV POWER SERIES 2001B-1 (LIQ: BARCLAYS BANK PLC)		0.42%		04/07/16	61,900,000	61,900,000
REV POWER SERIES 2001B-8 (LIQ: BANK OF MONTREAL)		0.48%		04/07/16	6,000,000	6,000,000
REV POWER SERIES 2002 A-5 (LIQ: CITIBANK NA)		0.35%		04/01/16	7,000,000	7,000,000
16

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV POWER SERIES 2002 A-6 (LIQ: BANK OF AMERICA NA)		0.36%		04/01/16	12,600,000	12,600,000
REV POWER SERIES 2002A-2 (LIQ: CITIBANK NA)		0.36%		04/01/16	4,000,000	4,000,000
REV POWER SERIES 2007A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	4,600,000	4,600,000
REV POWER SERIES 2007A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	3,380,000	3,380,000
REV POWER SERIES 2012B, 2014B&E (LIQ: MORGAN STANLEY BANK NA)	a	0.44%		04/07/16	15,360,000	15,360,000
REV POWER SERIES 2013B (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	2,500,000	2,500,000
LOS ANGELES CALIF DEPT WTR
REV WATER & SEWER SERIES 2006A (LIQ: CITIBANK NA)	a	0.44%		04/07/16	35,110,000	35,110,000
REV WATER & SEWER SERIES 2006A1 (LIQ: CITIBANK NA)	a	0.44%		04/07/16	17,500,000	17,500,000
REV WATER & SEWER SERIES 2011A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.41%		04/07/16	17,565,000	17,565,000
REV WATER & SEWER SERIES 2012A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	3,665,000	3,665,000
REV WATER & SEWER SERIES 2012A (LIQ: ROYAL BANK OF CANADA)	a	0.43%		04/07/16	12,000,000	12,000,000
REV WATER & SEWER SERIES 2012B (LIQ: CITIBANK NA)	a	0.43%		04/07/16	12,375,000	12,375,000
REV WATER & SEWER SERIES 2012B (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	5,000,000	5,000,000
REV WATER & SEWER SERIES 2012B (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	10,900,000	10,900,000
REV WATER & SEWER SERIES 2014A (LIQ: CITIBANK NA)	a	0.43%		04/07/16	1,140,000	1,140,000
REV WATER & SEWER SERIES 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	4,000,000	4,000,000
LOS ANGELES CALIF HBR DEPT
REV TRANSPORTATION SERIES 2006B (LIQ: CITIBANK NA)	a	0.47%		04/07/16	16,120,000	16,120,000
LOS ANGELES CALIF INDL DEV AUTH
REV IDB & PCR SERIES 2000 (LOC: WELLS FARGO BANK NA)		0.49%		04/07/16	3,000,000	3,000,000
REV IDB & PCR SERIES 2008 (LOC: BANK OF THE WEST)		0.55%		04/07/16	1,360,000	1,360,000
LOS ANGELES CALIF UNI SCH DIST
GO SERIES 2007B&2007B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.43%		04/07/16	7,290,000	7,290,000
GO SERIES 2009I (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	6,890,000	6,890,000
LOS ANGELES CNTY CALIF HSG AUTH
REV MULTI FAM HOUSING SERIES 1985-H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.42%		04/07/16	11,000,000	11,000,000
REV MULTI FAM HOUSING SERIES 1998 B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.39%		04/07/16	14,550,000	14,550,000
REV MULTI FAM HOUSING SERIES 2003C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		04/07/16	17,000,000	17,000,000
REV MULTI FAM HOUSING SERIES 2003C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	9,300,000	9,300,000
REV MULTI FAM HOUSING SERIES 2010B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		04/07/16	14,200,000	14,200,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
REV WATER & SEWER SERIES 2005C (LIQ: CITIBANK NA)	a,c	0.44%		04/07/16	24,750,000	24,750,000
REV WATER & SEWER SERIES 2006A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	5,590,000	5,590,000
REV WATER & SEWER SERIES 2008A-2 (LIQ: BARCLAYS BANK PLC)		0.39%		04/07/16	38,915,000	38,915,000
REV WATER & SEWER SERIES 2009A-2	c	0.60%	04/07/16	08/30/16	48,000,000	48,000,000
    17

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV WATER & SEWER SERIES 2011 A-3		0.60%	04/07/16	08/16/16	32,200,000	32,200,000
REV WATER & SEWER SERIES 2011A-1		0.60%	04/07/16	08/16/16	30,940,000	30,940,000
REV WATER & SEWER SERIES 2013		0.48%	04/07/16	09/30/16	35,000,000	35,000,000
REV WATER & SEWER SERIES 2013 D		0.39%		04/07/16	5,000,000	5,000,000
REV WATER & SEWER SERIES 2014D		0.43%		04/07/16	2,800,000	2,800,000
REV WATER & SEWER SERIES 2015 A-2		0.39%		04/07/16	17,500,000	17,500,000
REV WATER & SEWER SERIES B-3 (LIQ: WELLS FARGO BANK NA)		0.34%		04/01/16	2,700,000	2,700,000
MONTEREY PENINSULA CALIF WTR MGMT DIST
REV WATER & SEWER SERIES 1992 (LOC: WELLS FARGO BANK NA)		0.52%		04/07/16	1,350,000	1,350,000
NUVEEN CA AMT-FREE MUNI INCOME FUND
SERIES 5 (LOC: MORGAN STANLEY BANK NA)	a	0.55%		04/07/16	50,300,000	50,300,000
NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND
REV SERIES 4 (LOC: ROYAL BANK OF CANADA)	a	0.48%		04/07/16	5,600,000	5,600,000
REV SERIES 6 (LOC: CITIBANK NA)	a	0.52%		04/07/16	19,300,000	19,300,000
SERIES 1 (LOC: MORGAN STANLEY BANK NA)	a	0.55%		04/07/16	55,000,000	55,000,000
NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND 2
REV SERIES 1 (LOC: ROYAL BANK OF CANADA)	a	0.50%		04/07/16	38,000,000	38,000,000
NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND 3
REV SERIES 1 (LOC: BARCLAYS BANK PLC)	a	0.52%		04/07/16	15,900,000	15,900,000
ORANGE CNTY CALIF HSG AUTH
REV HOUSING SERIES 1998F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.39%		04/07/16	9,900,000	9,900,000
ORANGE CNTY CALIF SANTN DIST
REV WATER & SEWER SERIES 2015A (LIQ: CITIBANK NA)	a	0.43%		04/07/16	8,000,000	8,000,000
OXNARD CALIF FING AUTH
REV LEASE REV SERIES 2003 B (LOC: MUFG UNION BANK NA)		0.40%		04/07/16	10,295,000	10,295,000
REV LEASE REV SERIES 2006 (LOC: MUFG UNION BANK NA)	c	0.40%		04/07/16	19,675,000	19,675,000
REV WATER & SEWER SERIES 2004 B (LOC: MUFG UNION BANK NA)		0.40%		04/07/16	17,745,000	17,745,000
PALOMAR CALIF CMNTY COLLEGE DIST
GO SERIES 2006C (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	7,570,000	7,570,000
GO SERIES C (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	15,140,000	15,140,000
GO SERIES Election 2006 Series C (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	7,570,000	7,570,000
PASADENA CALIF
REV COP SERIES 2008A (LOC: BANK OF AMERICA NA)		0.39%		04/07/16	13,600,000	13,600,000
PETALUMA CALIF
REV MULTI FAM HOUSING SERIES 1996A (LOC: US BANK NATIONAL ASSOCIATION)		0.42%		04/07/16	2,450,000	2,450,000
PINOLE CALIF REDEV AGY
REV MULTI FAM HOUSING SERIES 1998 A (LOC: COMERICA BANK)		0.60%		04/07/16	4,959,000	4,959,000
PITTSBURG CALIF PUB FING AUTH
REV WATER & SEWER SERIES 2008 (LOC: BANK OF THE WEST)		0.45%		04/07/16	7,445,000	7,445,000
PLEASANTON CALIF
REV MULTI FAM HOUSING SERIES 2003 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	13,360,000	13,360,000
POMONA CALIF PUB FING AUTH
REV WATER & SEWER SERIES 2007AY (LOC: US BANK NATIONAL ASSOCIATION)	a	0.44%		04/07/16	12,610,000	12,610,000
18

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
POWAY CALIF UNI SCH DIST
GO SERIES 2008B (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	10,000,000	10,000,000
REDONDO BEACH CALIF REDEV AGY
REV MULTI FAM HOUSING SERIES 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.47%		04/07/16	10,890,000	10,890,000
RICHMOND CALIF
REV WASTE/POLLUTION SERIES 2008A (LOC: MUFG UNION BANK NA)		0.41%		04/07/16	22,260,000	22,260,000
RIVERSIDE CALIF
REV POWER (RIVERSIDE ELECTRIC SYSTEM CA) SERIES 2008A (LOC: BARCLAYS BANK PLC)		0.38%		04/07/16	40,000,000	40,000,000
RIVERSIDE CNTY CALIF INDL DEV AUTH
REV INDUSTRIAL SERIES 1997 (LOC: BANK OF THE WEST)		0.48%		04/07/16	1,560,000	1,560,000
RIVERSIDE CNTY CALIF TRANSN COMMN
REV SALES TAX SERIES 2009A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.42%		04/07/16	47,600,000	47,600,000
REV SALES TAX SERIES 2009C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.39%		04/07/16	10,765,000	10,765,000
REV SALES TAX SERIES 2013A (LIQ: CITIBANK NA)	a	0.43%		04/07/16	1,675,000	1,675,000
REV SALES TAX SERIES 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	8,240,000	8,240,000
SACRAMENTO CALIF HSG AUTH
REV MULTI FAM HOUSING SERIES 2000-G (LOC: CITIBANK NA)		0.41%		04/07/16	9,200,000	9,200,000
REV MULTI FAM HOUSING SERIES 2002 G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		04/07/16	17,200,000	17,200,000
REV MULTI FAM HOUSING SERIES 2003I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	8,000,000	8,000,000
REV MULTI FAM HOUSING SERIES 2006E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.41%		04/07/16	10,265,000	10,265,000
REV MULTI FAM HOUSING SERIES 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	5,150,000	5,150,000
SACRAMENTO CALIF MUN UTIL DIST
REV POWER SERIES 2012 M (LOC: STATE STREET BANK AND TRUST COMPANY)		0.38%		04/07/16	2,940,000	2,940,000
SACRAMENTO CALIF SUBN WTR DIST
REV WATER & SEWER SERIES 2009A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.37%		04/07/16	29,585,000	29,585,000
SACRAMENTO CALIF TRANSN AUTH SALES
REV SALES TAX SERIES 2015A (LIQ: MIZUHO BANK LTD)		0.48%		04/07/16	39,500,000	39,500,000
SACRAMENTO CNTY CALIF HSG AUTH
REV MULTI FAM HOUSING (SACRAMENTO CNTY CALIF) SERIES 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	12,255,000	12,255,000
REV MULTI FAM HOUSING SERIES 2000-A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	6,000,000	6,000,000
REV MULTI FAM HOUSING SERIES 2001-I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.08%		04/07/16	10,000,000	10,000,000
REV MULTI FAM HOUSING SERIES 2001C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.48%		04/07/16	15,855,000	15,855,000
REV MULTI FAM HOUSING SERIES 2003E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.47%		04/07/16	14,000,000	14,000,000
REV MULTI FAM HOUSING SERIES 2004D (LOC: CITIBANK NA)		0.42%		04/07/16	4,441,000	4,441,000
    19

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV MULTI FAM HOUSING SERIES 2004G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	16,500,000	16,500,000
REV MULTI FAM HOUSING SERIES 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		04/07/16	41,800,000	41,800,000
SACRAMENTO CNTY CALIF SANTN DIST FING AUTH
REV WASTE/POLLUTION SERIES 2013A (LOC: ROYAL BANK OF CANADA)	a	0.44%		04/07/16	29,945,000	29,945,000
SAN BERNARDINO CALIF CMNTY COLLEGE DIST
GO SERIES 2013A (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	8,000,000	8,000,000
GO SERIES C (LIQ: CITIBANK NA)	a	0.60%		04/07/16	7,500,000	7,500,000
SAN BERNARDINO CNTY CALIF TRANSN AUTH
REV SALES TAX SERIES 2014A (LIQ: CITIBANK NA)	a	0.43%		04/07/16	8,300,000	8,300,000
SAN DIEGO CALIF CMNTY COLLEGE DIST
REV SCHOOL SERIES 2009 (LIQ: CITIBANK NA)	a	0.43%		04/07/16	3,125,000	3,125,000
SAN DIEGO CALIF HSG AUTH
REV MULTI FAM HOUSING SERIES 1999 B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.48%		04/07/16	5,320,000	5,320,000
REV MULTI FAM HOUSING SERIES 2004 B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	25,595,000	25,595,000
SAN DIEGO CALIF PUB FACS FING AUTH
REV WATER & SEWER (SAN DIEGO SEWER) SERIES 2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.50%		04/07/16	1,875,000	1,875,000
SAN DIEGO CALIF UNI SCH DIST
GO SERIES 2012C (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.41%		04/07/16	10,000,000	10,000,000
SAN DIEGO CNTY CALIF
REV COP SERIES 2003 (LOC: COMERICA BANK)		0.40%		04/07/16	3,275,000	3,275,000
SAN DIEGO CNTY CALIF WTR AUTH
REV WATER & SEWER SERIES 1		0.27%	04/06/16	12/17/16	12,500,000	12,500,000
REV WATER & SEWER SERIES 2008A (LIQ: CITIBANK NA)	a	0.43%		04/07/16	33,580,000	33,580,000
REV WATER & SEWER SERIES 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	5,810,000	5,810,000
REV WATER & SEWER SERIES S-1		0.08%	04/06/16	11/28/16	12,500,000	12,500,000
SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
REV SALES TAX SERIES 2008A (LIQ: JPMORGAN CHASE BANK NA)		0.39%		04/07/16	31,045,000	31,045,000
REV SALES TAX SERIES 2008B (LIQ: JPMORGAN CHASE BANK NA)		0.38%		04/07/16	14,310,000	14,310,000
SAN FRANCISCO CALIF BAY AREA RAPID TRAN DIST
REV TRANSPORTATION SERIES 2006A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	6,130,000	6,130,000
SAN FRANCISCO CALIF CITY & CNTY
REV LEASE REV SERIES 2010A (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	3,325,000	3,325,000
SAN FRANCISCO CALIF CITY & CNTY ARPTS COMMN
REV AIRPORT SERIES 2010A-3 (LOC: JPMORGAN CHASE BANK NA)		0.39%		04/07/16	12,700,000	12,700,000
REV AIRPORT SERIES 36A (LOC: US BANK NATIONAL ASSOCIATION)		0.39%		04/07/16	25,000,000	25,000,000
REV AIRPORT SERIES 36B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.35%		04/07/16	5,590,000	5,590,000
REV AIRPORT SERIES 36C (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.39%		04/07/16	13,570,000	13,570,000
REV TRANSPORTATION SERIES 2ND 37C (LOC: MUFG UNION BANK NA)		0.39%		04/07/16	31,000,000	31,000,000
20

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SAN FRANCISCO CALIF CITY & CNTY FIN CORP
REV LEASE REV (SAN FRANCISCO CALIF CITY & CNTY) SERIES 2008-1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.39%		04/07/16	10,750,000	10,750,000
REV LEASE REV SERIES 2008-2 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.38%		04/07/16	7,775,000	7,775,000
SAN FRANCISCO CALIF CITY & CNTY HSG AUTH
REV MULTI FAM HOUSING SERIES 2004 (LOC: CITIBANK NA)		0.41%		04/07/16	6,260,000	6,260,000
SAN FRANCISCO CALIF CITY & CNTY PUB UTILS COMMN WTR REV
REV WATER & SEWER SERIES 2011 & 2012A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.42%		04/07/16	4,555,000	4,555,000
REV WATER & SEWER SERIES 2012A (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	6,665,000	6,665,000
SAN FRANCISCO CALIF CITY & CNTY REDEV AGY
REV MULTI FAM HOUSING (THIRD AND MISSION ASSOCIATES LLC) SERIES 1999C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.43%		04/07/16	4,500,000	4,500,000
REV MULTI FAM HOUSING SERIES 1992A-1 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.41%		04/07/16	30,100,000	30,100,000
REV MULTI FAM HOUSING SERIES 1992A-2 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.44%		04/07/16	3,750,000	3,750,000
SAN JOSE CALIF
REV MULTI FAM HOUSING SERIES 2002 D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.48%		04/07/16	6,395,000	6,395,000
REV MULTI FAM HOUSING SERIES 2002 F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		04/07/16	2,000,000	2,000,000
SAN JOSE EVERGREEN CALIF CMNTY COLLEGE DIST
GO SERIES A (LIQ: CITIBANK NA)	a	0.43%		04/07/16	3,980,000	3,980,000
SAN MARCOS CALIF REDEV AGY
REV MULTI FAM HOUSING SERIES 2002 A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.48%		04/07/16	13,390,000	13,390,000
SAN MARCOS CALIF UNI SCH DIST
GO SERIES C (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	6,665,000	6,665,000
SAN MATEO CALIF JT PWRS FING AUTH
REV LEASE REV (SAN MATEO CNTY CALIF) SERIES 2013A (LIQ: BARCLAYS BANK PLC)	a	0.41%		04/07/16	10,710,000	10,710,000
SAN MATEO CNTY CALIF CMNTY COLLEGE DIST
GO SERIES 2005B (LIQ: WELLS FARGO & COMPANY)	a	0.43%		04/07/16	11,060,000	11,060,000
GO SERIES 2005B&2006A (LIQ: WELLS FARGO & COMPANY)	a	0.43%		04/07/16	19,715,000	19,715,000
GO SERIES 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	8,810,000	8,810,000
SANTA CLARA CNTY CALIF FING AUTH
REV COUNTY (SANTA CLARA CNTY CALIF) SERIES 2007K (LOC: US BANK NATIONAL ASSOCIATION)	a	0.44%		04/07/16	47,050,000	47,050,000
SANTA CLARA CNTY CALIF HSG AUTH
REV MULTI FAM HOUSING SERIES 2005A (LOC: MUFG UNION BANK NA)		0.40%		04/07/16	3,948,000	3,948,000
REV MULTI FAM HOUSING SERIES 2005C (LOC: MUFG UNION BANK NA)		0.55%		04/07/16	8,427,000	8,427,000
SANTA CLARA VALLEY CALIF TRANSN AUTH
REV SALES TAX SERIES 2008 A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.38%		04/07/16	12,900,000	12,900,000
REV SALES TAX SERIES 2008C (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.46%		04/07/16	21,975,000	21,975,000
REV SALES TAX SERIES 2008D (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.49%		04/07/16	24,775,000	24,775,000
    21

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SAUSALITO CALIF
REV MULTI FAM HOUSING SERIES 2003 (LOC: BANK OF THE WEST)		0.48%		04/07/16	1,930,000	1,930,000
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
REV POWER SERIES 2008A (LOC: BARCLAYS BANK PLC)		0.39%		04/07/16	8,800,000	8,800,000
REV POWER SERIES 2008B (LOC: BARCLAYS BANK PLC)		0.39%		04/07/16	2,100,000	2,100,000
REV POWER SERIES 2009-2 (LOC: WELLS FARGO BANK NA)		0.36%		04/07/16	11,000,000	11,000,000
STATE OF CALIFORNIA
GO SERIES 2003A-1 (LOC: JPMORGAN CHASE BANK NA)		0.37%		04/01/16	1,000,000	1,000,000
GO SERIES 2003B-2 (LOC: JPMORGAN CHASE BANK NA; CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM;)		0.38%		04/07/16	15,500,000	15,500,000
GO SERIES 2003B-3 (LOC: JPMORGAN CHASE BANK NA; CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM;)		0.37%		04/07/16	51,100,000	51,100,000
GO SERIES 2003B-4 (LOC: JPMORGAN CHASE BANK NA; CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM;)		0.38%		04/07/16	8,600,000	8,600,000
GO SERIES 2004 A3 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.37%		04/01/16	2,000,000	2,000,000
GO SERIES 2004 A4 (LOC: CITIBANK NA)		0.36%		04/01/16	1,530,000	1,530,000
GO SERIES 2004 A5 (LOC: CITIBANK NA)		0.32%		04/01/16	3,800,000	3,800,000
GO SERIES 2004-B3 (LOC: CITIBANK NA)		0.28%		04/01/16	600,000	600,000
GO SERIES 2004B2 (LOC: CITIBANK NA)		0.32%		04/01/16	1,000,000	1,000,000
GO SERIES 2005 B-1 (LOC: MIZUHO BANK LTD)		0.36%		04/07/16	13,900,000	13,900,000
GO SERIES 2005 B-3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.38%		04/07/16	6,140,000	6,140,000
GO SERIES 2005A1-2 (LOC: ROYAL BANK OF CANADA)		0.38%		04/07/16	39,000,000	39,000,000
GO SERIES 2005A2-2 (LOC: ROYAL BANK OF CANADA)		0.38%		04/07/16	20,000,000	20,000,000
GO SERIES 2005A3 (LOC: MIZUHO BANK LTD)		0.41%		04/07/16	16,000,000	16,000,000
GO SERIES 2005B-4 (LOC: JPMORGAN CHASE BANK NA)		0.37%		04/07/16	18,100,000	18,100,000
GO SERIES 2005B5 (LOC: BARCLAYS BANK PLC)		0.39%		04/07/16	12,890,000	12,890,000
GO SERIES 2006 (LOC: WELLS FARGO & COMPANY)	a	0.43%		04/07/16	215,000	215,000
GO SERIES 2013 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	7,500,000	7,500,000
GO SERIES 2014 (LIQ: CITIBANK NA)	a	0.43%		04/07/16	3,000,000	3,000,000
GO SERIES 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	7,020,000	7,020,000
UNIVERSITY OF CALIFORNIA
REV HEALTHCARE (UNIVERSITY OF CALIF MEDICAL CENTER) SERIES 2007C2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.43%		04/07/16	20,750,000	20,750,000
REV HEALTHCARE (UNIVERSITY OF CALIF MEDICAL CENTER) SERIES 2013J (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	15,505,000	15,505,000
REV HOSPITAL (UNIVERSITY OF CALIF MEDICAL CENTER) SERIES 2013J (LIQ: BARCLAYS BANK PLC)	a	0.41%		04/07/16	20,850,000	20,850,000
REV UNIVERSITY SERIES 2009Q (LIQ: BARCLAYS BANK PLC)	a	0.41%		04/07/16	6,665,000	6,665,000
REV UNIVERSITY SERIES 2012G (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	4,695,000	4,695,000
REV UNIVERSITY SERIES 2013AF (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	6,500,000	6,500,000
REV UNIVERSITY SERIES 2013AI (LIQ: BARCLAYS BANK PLC)	a	0.41%		04/07/16	4,000,000	4,000,000
REV UNIVERSITY SERIES 2013AI (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	1,900,000	1,900,000
REV UNIVERSITY SERIES 2013AI (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.41%		04/07/16	10,665,000	10,665,000
REV UNIVERSITY SERIES 2014AM (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	9,695,000	9,695,000
22

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV UNIVERSITY SERIES 2014AM (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	7,600,000	7,600,000
REV UNIVERSITY SERIES 2015I (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	9,600,000	9,600,000
WEST VALLEY MISSION CMNTY COLLEGE DIST CALIF
GO SERIES 2015B (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	8,500,000	8,500,000
WESTMINSTER CALIF REDEV AGY
REV MULTI FAM HOUSING SERIES 2000 A (LOC: MUFG UNION BANK NA)		0.60%		04/07/16	5,335,000	5,335,000
YOSEMITE CALIF CMNTY COLLEGE DIST
GO SERIES 2008C (ESCROW) (LIQ: BANK OF AMERICA NA)	a	0.43%		04/07/16	8,000,000	8,000,000
Total Variable-Rate Municipal Securities
(Cost $4,743,499,193)						4,743,499,193

End of Investments.

At 03/31/16, the tax basis cost of the fund's investments was $7,181,181,177.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,511,822,193 or 21.1% of net assets.
b	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.

AGY —	Agency
APPR/TOB —	Tobacco appropriation
ARPT —	Airport
COP —	Certificate of participation
EDL —	Education
FACS —	Facilities
FING —	Financing
GO —	General obligation
GTY —	Guaranty agreement
HBR —	Harbor
HFA —	Housing finance agency/authority
HOUS SINGL —	Single-family housing
HSG —	Housing
IDB —	Industrial development bond
IMPT —	Improvement
INDL —	Industrial
INDPT —	Independent
LIQ —	Liquidity agreement
LOC —	Letter of credit
MTG —	Mortgage
MULTI FAM —	Multi-family
MUN —	Municipal
PCR —	Pollution control revenue
PFC —	Passenger facility charge
REV —	Revenue
SAN/SANTN —	Sanitation
SCH DIST —	School district
SUBN —	Suburban
TRAN —	Tax and revenue anticipation note
TRANSN —	Transportation
UN —	Union
UNI —	Unified
    23

Schwab California Municipal Money Fund
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
24

Schwab California Municipal Money Fund
Notes to Portfolio Holdings (continued)
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings.
REG47704MAR16
25

The Charles Schwab Family of Funds
Schwab New York Municipal Money Fund™
Portfolio Holdings  as of March 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
25.7%	Fixed-Rate Municipal Securities	501,966,099	501,966,099
73.6%	Variable-Rate Municipal Securities	1,437,585,971	1,437,585,971
99.3%	Total Investments	1,939,552,070	1,939,552,070
0.7%	Other Assets and Liabilities, Net		14,073,586
100.0%	Net Assets		1,953,625,656

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 25.7% of net assets
New York 25.7%
BAY SHORE N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		2.00%		06/24/16	10,000,000	10,036,891
BAYPORT-BLUE POINT N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.50%		06/28/16	10,500,000	10,529,955
BEACON N Y
GO BOND ANTICIPATION NOTE SERIES 2015A		2.00%		05/27/16	1,000,000	1,002,484
BEDFORD N Y CENT SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		1.00%		07/15/16	17,700,000	17,735,750
BURNT HILLS-BALLSTON LAKE N Y CENT SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		06/24/16	2,000,000	2,005,072
CHEEKTOWAGA-MARYVALE N Y UN FREE SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		1.75%		06/23/16	5,540,000	5,555,495
CLINTON CNTY N Y
GO BOND ANTICIPATION NOTE SERIES 2015B		1.50%		06/10/16	9,800,000	9,817,662
EAST HAMPTON TWN N Y
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		08/26/16	2,895,623	2,911,681
EASTPORT SOUTH MANOR CENT SCH DIST N Y
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.50%		06/24/16	7,000,000	7,019,346
HAMPTON BAYS N Y UN FREE SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		1.75%		06/24/16	4,711,250	4,725,887
ISLIP N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.50%		06/24/16	6,000,000	6,016,574
JERICHO N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		2.00%		06/19/16	3,330,000	3,342,383
MATTITUCK CUTCHOGUE UNION FREE SCHOOL DISTRICT NY
GO TAX ANTICIPATION NOTE SERIES 2015		1.50%		06/17/16	9,400,000	9,422,843
    1

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
METROPOLITAN TRANS AUTH NY DEDICATED TAX FD
REV TRANSPORTATION BOND ANTICIPATION NOTE SERIES 2015 A3		0.75%		06/01/16	10,000,000	10,006,865
REV TRANSPORTATION SERIES 2012B2		5.00%		11/01/16	210,000	215,579
METROPOLITAN TRANS AUTH NY TRANSPORTATION REV
REV TRANSPORTATION (NEW YORK STATE OF) SERIES 2002A		5.75%		07/01/16	2,100,000	2,129,282
REV TRANSPORTATION SERIES 2012C		4.00%		11/15/16	475,000	485,305
REV TRANSPORTATION SERIES 2013C		4.00%		11/15/16	780,000	797,293
MIDDLE CTRY CENT SCH DIST N Y CENTEREACH
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		08/26/16	8,000,000	8,037,540
MILLER PLACE N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES TAXES 20		1.50%		06/27/16	11,000,000	11,026,520
NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY
REV WATER & SEWER SERIES 2006 BB		3.80%		06/15/16	125,000	125,883
REV WATER & SEWER SERIES 2006BB		5.00%		06/15/16	995,000	1,004,461
REV WATER & SEWER SERIES 2007 BB (ESCROW)		5.00%		06/15/16	3,515,000	3,548,750
REV WATER & SEWER SERIES 2009 FF1		4.00%		06/15/16	325,000	327,433
REV WATER & SEWER SERIES 2009 FF1		5.00%		06/15/16	410,000	413,859
REV WATER & SEWER SERIES 2009AA		5.00%		06/15/16	1,410,000	1,423,451
REV WATER & SEWER SERIES 2010BB		3.25%		06/15/16	200,000	201,122
REV WATER & SEWER SERIES 2010FF		3.00%		06/15/16	100,000	100,521
REV WATER & SEWER SERIES 2011BB		4.00%		06/15/16	300,000	302,174
REV WATER & SEWER SERIES 2012FF		5.00%		06/15/16	1,050,000	1,059,861
NEW YORK CITY TRANSITIONAL FIN AUTH
REV CITY (NEW YORK STATE OF) SERIES 2007S-1		5.00%		07/15/16	100,000	101,326
REV CITY (NEW YORK STATE OF) SERIES 2009 S-2		5.00%		07/15/16	275,000	278,670
REV CITY (NEW YORK STATE OF) SERIES 2011 S1A		5.00%		07/15/16	250,000	253,272
REV CITY (NEW YORK STATE OF) SERIES 2012 S1A		5.00%		07/15/16	350,000	354,650
REV CITY (NEW YORK STATE OF) SERIES 2013 S-1		5.00%		07/15/16	1,040,000	1,054,019
REV CITY (NEW YORK STATE OF) SERIES S-1		5.00%		07/15/16	100,000	101,328
REV CITY SERIES 2011E		5.00%		11/01/16	175,000	179,649
REV CITY SERIES 2012C		4.00%		11/01/16	235,000	239,932
REV CITY SERIES 2015 A-1		4.00%		08/01/16	100,000	101,194
REV CITY SERIES FY2014B1		5.00%		11/01/16	225,000	230,896
NEW YORK N Y
GO SERIES 2002C		4.00%		08/01/16	345,000	349,074
GO SERIES 2003 C-A		5.00%		08/01/16	420,000	426,498
GO SERIES 2003 G-5		5.00%		08/01/16	100,000	101,530
GO SERIES 2006 G		5.25%		08/01/16	100,000	101,599
GO SERIES 2006I-1		5.00%		04/01/16	100,000	100,000
GO SERIES 2006J-1		4.00%		06/01/16	100,000	100,586
GO SERIES 2008 A-1		5.00%		08/01/16	375,000	380,640
GO SERIES 2008 E		5.00%		08/01/16	280,000	284,273
GO SERIES 2008A-1		4.15%		08/01/16	200,000	202,491
GO SERIES 2008A-1		4.50%		08/01/16	335,000	339,591
GO SERIES 2008A-1		5.00%		08/01/16	1,735,000	1,761,542
GO SERIES 2008A1		5.00%		08/01/16	100,000	101,533
GO SERIES 2008J-1		5.00%		08/01/16	400,000	406,134
GO SERIES 2008L-1		5.00%		04/01/16	465,000	465,000
GO SERIES 2009 A-1		4.00%		08/15/16	200,000	202,628
2

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO SERIES 2009 B1		5.25%		09/01/16	130,000	132,621
GO SERIES 2009 C		5.25%		08/01/16	175,000	177,844
GO SERIES 2009 G		4.00%		08/01/16	100,000	101,191
GO SERIES 2009C		5.00%		08/01/16	225,000	228,394
GO SERIES 2010 E		4.00%		08/01/16	400,000	404,808
GO SERIES 2010 E		5.00%		08/01/16	350,000	355,349
GO SERIES 2010H-2		3.00%		06/01/16	100,000	100,414
GO SERIES 2010H-2		5.00%		06/01/16	300,000	302,289
GO SERIES 2011 B		4.00%		08/01/16	500,000	505,964
GO SERIES 2011 I-1		4.00%		08/01/16	150,000	151,749
GO SERIES 2011 I-1		5.00%		08/01/16	910,000	923,725
GO SERIES 2011BB		5.00%		08/01/16	425,000	431,403
GO SERIES 2011E		5.00%		08/01/16	350,000	355,353
GO SERIES 2012-I		5.00%		08/01/16	465,000	472,129
GO SERIES 2012B		4.00%		08/01/16	410,000	414,921
GO SERIES 2012E		5.00%		08/01/16	550,000	558,455
GO SERIES 2012F		5.00%		08/01/16	2,570,000	2,609,698
GO SERIES 2012G-1		5.00%		04/01/16	140,000	140,000
GO SERIES 2013B		5.00%		08/01/16	735,000	746,061
GO SERIES 2013D		5.00%		08/01/16	1,150,000	1,167,675
GO SERIES 2013I		4.00%		08/01/16	225,000	227,700
GO SERIES 2013J		5.00%		08/01/16	515,000	522,936
GO SERIES 2014 G		5.00%		08/01/16	735,000	746,036
GO SERIES 2014 H		5.00%		08/01/16	200,000	203,127
GO SERIES 2014B		4.00%		08/01/16	1,125,000	1,138,447
GO SERIES 2014E		5.00%		08/01/16	2,455,000	2,492,818
GO SERIES 2014F		3.00%		08/01/16	500,000	504,327
GO SERIES 2014J		3.00%		08/01/16	485,000	489,349
GO SERIES F1994 A5		5.00%		08/01/16	335,000	340,129
GO SERIES FY2010B		4.00%		08/01/16	100,000	101,177
GO SERIES H		3.00%		08/01/16	125,000	126,060
GO SERIES H		5.00%		08/01/16	100,000	101,523
NEW YORK ST ENVIRONMENTAL FACS CORP
REV WATER & SEWER (NYC MUNICIPAL WATER FINANCE AUTH PROGRAM) SERIES 2002K		5.50%		06/15/16	800,000	808,408
REV WATER & SEWER (NYC MUNICIPAL WATER FINANCE AUTH PROGRAM) SERIES 2004 C		3.50%		06/15/16	100,000	100,660
REV WATER & SEWER (NYC MUNICIPAL WATER FINANCE AUTH PROGRAM) SERIES 2007A		5.00%		06/15/16	225,000	227,081
REV WATER & SEWER (NYC MUNICIPAL WATER FINANCE AUTH PROGRAM) SERIES 2007B		5.00%		06/15/16	415,000	418,893
REV WATER & SEWER (NYC MUNICIPAL WATER FINANCE AUTH PROGRAM) SERIES 2007C		5.00%		06/15/16	650,000	656,114
REV WATER & SEWER (NYC MUNICIPAL WATER FINANCE AUTH PROGRAM) SERIES 2008 B		5.00%		06/15/16	425,000	428,960
REV WATER & SEWER (NYC MUNICIPAL WATER FINANCE AUTH PROGRAM) SERIES 2008A		5.00%		06/15/16	100,000	100,955
REV WATER & SEWER (NYC MUNICIPAL WATER FINANCE AUTH PROGRAM) SERIES 2009A		5.00%		06/15/16	410,000	413,986
REV WATER & SEWER (NYC MUNICIPAL WATER FINANCE AUTH PROGRAM) SERIES 2012A		5.00%		06/15/16	810,000	817,753
    3

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV WATER & SEWER (NYC MUNICIPAL WATER FINANCE AUTH PROGRAM) SERIES 2012D		4.00%		06/15/16	1,000,000	1,007,475
REV WATER & SEWER (NYC MUNICIPAL WATER FINANCE AUTH PROGRAM) SERIES 2013A		3.00%		06/15/16	445,000	447,366
REV WATER & SEWER (NYC MUNICIPAL WATER FINANCE AUTH PROGRAM) SERIES 2013A		5.00%		06/15/16	325,000	328,116
REV WATER & SEWER (NYC MUNICIPAL WATER FINANCE AUTH PROGRAM) SERIES 2014A		4.00%		06/15/16	200,000	201,489
REV WATER & SEWER SERIES 2011C		5.00%		05/15/16	150,000	150,823
REV WATER & SEWER SERIES 2012B		5.00%		08/15/16	965,000	981,381
REV WATER & SEWER SERIES 2012E		5.00%		05/15/16	165,000	165,917
REV WATER & SEWER SERIES 2014B		2.00%		05/15/16	375,000	375,731
NEW YORK ST LOC GOVT ASSISTANCE CORP
REV SALES TAX SERIES 1993E		5.25%		04/01/16	550,000	550,000
REV SALES TAX SERIES 2007A		5.00%		04/01/16	570,000	570,000
REV SALES TAX SERIES 2008A		5.00%		04/01/16	1,090,000	1,090,000
REV SALES TAX SERIES 2008C		5.00%		04/01/16	370,000	370,000
REV SALES TAX SERIES 2010A		5.00%		04/01/16	450,000	450,000
REV SALES TAX SERIES 2010B		5.00%		04/01/16	1,980,000	1,980,000
REV SALES TAX SERIES 2011A		5.00%		04/01/16	440,000	440,000
NEW YORK ST MTG AGY HOMEOWNER MTG
REV HOUS SINGL SERIES 183		0.85%		04/01/16	150,000	150,000
NEW YORK ST PWR AUTH REV & GEN PURP
REV POWER SERIES 1		0.05%		04/01/16	29,000,000	29,000,000
REV POWER SERIES 1		0.21%		04/01/16	30,859,000	30,859,000
REV POWER SERIES 1&2&3		0.04%		04/01/16	22,000,000	22,000,000
REV POWER SERIES 1&2&3		0.19%		04/01/16	4,629,000	4,629,000
REV POWER SERIES 1&2&3		0.21%		04/01/16	10,000,000	10,000,000
NEW YORK ST TWY AUTH
REV TRANSPORTATION (NEW YORK ST TWY AUTH HWY & BRD) SERIES 2006A		5.00%		04/01/16	150,000	150,000
REV TRANSPORTATION (NEW YORK ST TWY AUTH HWY & BRD) SERIES 2006A (ESCROW)		5.00%		04/01/16	975,000	975,000
REV TRANSPORTATION (NEW YORK ST TWY AUTH HWY & BRD) SERIES 2007A		5.00%		04/01/16	990,000	990,000
REV TRANSPORTATION (NEW YORK ST TWY AUTH HWY & BRD) SERIES 2008 B		5.00%		04/01/16	2,325,000	2,325,000
REV TRANSPORTATION (NEW YORK ST TWY AUTH HWY & BRD) SERIES 2008A		5.00%		04/01/16	620,000	620,000
REV TRANSPORTATION (NEW YORK ST TWY AUTH HWY & BRD) SERIES 2010A		4.00%		04/01/16	125,000	125,000
REV TRANSPORTATION (NEW YORK ST TWY AUTH HWY & BRD) SERIES 2010A		5.00%		04/01/16	145,000	145,000
REV TRANSPORTATION (NEW YORK ST TWY AUTH HWY & BRD) SERIES 2011A-2		4.00%		04/01/16	195,000	195,000
REV TRANSPORTATION (NEW YORK ST TWY AUTH HWY & BRD) SERIES 2012 A		4.00%		04/01/16	795,000	795,000
REV TRANSPORTATION (NEW YORK STATE OF) SERIES 2007		5.00%		04/01/16	275,000	275,000
REV TRANSPORTATION (NEW YORK STATE OF) SERIES 2009		5.00%		04/01/16	425,000	425,000
REV TRANSPORTATION (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2010A		5.00%		03/15/17	1,850,000	1,929,627
4

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NEW YORK ST URBAN DEV CORP
REV SPECIAL TAX (NEW YORK STATE OF) SERIES 2011A		4.00%		09/15/16	100,000	101,637
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2009A-1		5.00%		12/15/16	250,000	257,728
NEW YORK STATE OF
GO SERIES 2013C		5.00%		04/15/16	3,000,000	3,005,497
NIAGARA CNTY N Y
GO BOND ANTICIPATION NOTE SERIES 2015B		1.25%		05/12/16	9,017,615	9,026,772
NORTH HEMPSTEAD N Y
GO BOND ANTICIPATION NOTE SERIES A		0.85%		04/06/16	22,000,000	22,001,811
NORTH SYRACUSE N Y CENT SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		08/12/16	9,956,585	9,993,656
NY ST DORM AUTH
REV HOSPITAL (NEW YORK STATE OF) SERIES 2008D		5.00%		08/15/16	765,000	778,104
REV PUBLIC SERVICES (NEW YORK STATE SALES TAX BONDS) SERIES A		5.00%		03/15/17	5,000,000	5,217,222
REV SCHOOL (CORNELL UNIVERSITY) SERIES 2009A		5.00%		07/01/16	400,000	404,476
REV SCHOOL (NEW YORK UNIVERSITY) SERIES 2009A		5.00%		07/01/16	475,000	480,477
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2009D		4.00%		06/15/16	575,000	579,322
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2009D		5.00%		06/15/16	800,000	807,631
REV STATE (NEW YORK STATE OF) SERIES 2009A		4.00%		07/01/16	330,000	332,900
REV STATE (NEW YORK STATE OF) SERIES 2009A		5.00%		07/01/16	1,355,000	1,370,316
REV UNIVERSITY (CORNELL UNIVERSITY)		0.10%		05/27/16	16,890,000	16,890,000
REV UNIVERSITY (CORNELL UNIVERSITY) SERIES 2008B		5.00%		07/01/16	125,000	126,440
REV UNIVERSITY (CORNELL UNIVERSITY) SERIES 2009A		3.00%		07/01/16	250,000	251,614
REV UNIVERSITY (NEW YORK STATE OF) SERIES 2010		5.00%		07/01/16	950,000	960,906
REV UNIVERSITY (NEW YORK UNIVERSITY) SERIES 2008A		5.00%		07/01/16	200,000	202,281
REV UNIVERSITY (NEW YORK UNIVERSITY) SERIES 2008B		5.00%		07/01/16	200,000	202,300
OCEANSIDE N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		2.00%		06/21/16	13,500,000	13,543,370
PATCHOGUE-MEDFORD N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.75%		06/24/16	10,000,000	10,032,216
PORT AUTHORITY OF NEW YORK AND NEW JERSEY
REV TRANSPORTATION SERIES 185		5.00%		09/01/16	245,000	249,586
REV TRANSPORTATION SERIES 186		4.00%		10/15/16	100,000	101,913
REV TRANSPORTATION SERIES B		0.04%		04/12/16	1,045,000	1,045,000
REV TRANSPORTATION SERIES B		0.05%		04/26/16	14,360,000	14,360,000
REV TRANSPORTATION SERIES B		0.14%		06/02/16	10,530,000	10,530,000
PORT CHESTER N Y
GO BOND ANTICIPATION NOTE SERIES 2016A		2.00%		02/23/17	5,713,370	5,789,763
RENSSELAER CNTY N Y
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		08/12/16	11,500,000	11,563,401
ROCHESTER N Y
GO BOND ANTICIPATION NOTE SERIES 2016 I		2.00%		03/14/17	19,500,000	19,779,583
ROTTERDAM-MOHONASEN N Y CENT SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		04/08/16	17,000,000	17,005,510
SULLIVAN CNTY N Y
GO BOND ANTICIPATION NOTE SERIES 2016		2.00%		03/03/17	3,178,500	3,213,877
GO TAX ANTICIPATION NOTE SERIES 2016		2.00%		03/03/17	6,300,000	6,370,119
    5

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
THREE VLG CENT SCH DIST N Y BROOKHAVEN & SMITHTOWN
GO BOND ANTICIPATION NOTE SERIES 2015		1.75%		08/26/16	10,000,000	10,057,229
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		08/26/16	2,850,000	2,869,398
TONAWANDA N Y
GO BOND ANTICIPATION NOTE SERIES 2015		1.13%		06/09/16	7,756,482	7,760,408
TRIBOROUGH BRIDGE & TUNNEL AUTHORITY
REV TOLLS SERIES 2012B		4.00%		11/15/16	300,000	306,670
REV TOLLS SERIES 2012B		5.00%		11/15/16	430,000	442,231
VESTAL N Y
GO BOND ANTICIPATION NOTE SERIES 2015		1.25%		05/13/16	5,215,000	5,220,605
WEST SENECA N Y
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		07/28/16	13,180,000	13,245,746
Total Fixed-Rate Municipal Securities
(Cost $501,966,099)						501,966,099

Variable-Rate Municipal Securities 73.6% of net assets
New York 73.6%
AMHERST DEVELOPMENT CORPORATION
REV HOUSING SERIES 2010B (LOC: HSBC BANK USA NA)		0.43%		04/07/16	14,290,000	14,290,000
AMHERST N Y INDL DEV AGY
REV UNIVERSITY SERIES 2006B (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.45%		04/07/16	3,265,000	3,265,000
BUILD NYC RESOURCE CORP
REV SCHOOL SERIES 2015 (LOC: TD BANK NA)		0.47%		04/07/16	3,000,000	3,000,000
COLONIE N Y LOC DEV CORP
REV HEALTHCARE SERIES 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.40%		04/07/16	9,770,000	9,770,000
REV HEALTHCARE SERIES 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.40%		04/07/16	12,000,000	12,000,000
FRANKLIN CNTY NY CIVIC DEV CORP REVENUE
REV HOSPITAL SERIES 2013A (LOC: HSBC BANK USA NA)		0.45%		04/07/16	8,530,000	8,530,000
LANCASTER TOWN N Y INDL DEV AGY
REV IDB & PCR SERIES 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.34%		04/07/16	8,635,000	8,635,000
METROPOLITAN TRANS AUTH NY DEDICATED TAX FD
REV TRANSPORTATION SERIES 2004B2 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	8,055,000	8,055,000
REV TRANSPORTATION SERIES 2006B (LIQ: CITIBANK NA)	a	0.44%		04/07/16	5,000,000	5,000,000
REV TRANSPORTATION SERIES 2009B (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	3,165,000	3,165,000
REV TRANSPORTATION SERIES 2012A (LIQ: CITIBANK NA)	a	0.43%		04/07/16	8,000,000	8,000,000
REV TRANSPORTATION SERIES 2012A (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	6,665,000	6,665,000
REV TRANSPORTATION SERIES 2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.48%		04/07/16	5,345,000	5,345,000
METROPOLITAN TRANS AUTH NY TRANSPORTATION REV
REV TRANSPORTATION SERIES 2012G-2 (LOC: TD BANK NA)		0.40%		04/07/16	10,000,000	10,000,000
REV TRANSPORTATION SERIES 2012G1 (LOC: TD BANK NA)		0.43%		04/07/16	6,545,000	6,545,000
REV TRANSPORTATION SERIES 2015 (LOC: BANK OF THE WEST)		0.45%		04/07/16	7,000,000	7,000,000
METROPOLITAN TRANSPORTATION AUTHORITY
REV TRANSPORTATION SERIES 2002B1 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.40%		04/07/16	5,000,000	5,000,000
6

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MONROE CNTY N Y INDL DEV CORP
REV COUNTY SERIES 2004 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.39%		04/07/16	1,100,000	1,100,000
NASSAU HEALTH CARE CORP N Y
REV HOSPITAL SERIES 2009 C-2 (LOC: WELLS FARGO BANK NA)		0.48%		04/07/16	485,000	485,000
NEW YORK CITY INDUSTRIAL DEVELOPMENT AGENCY
REV IDB & PCR SERIES 1998 (LOC: JPMORGAN CHASE BANK NA)		0.59%		04/07/16	1,050,000	1,050,000
REV SCHOOL SERIES 2006 (LOC: WELLS FARGO BANK NA)		0.40%		04/07/16	4,120,000	4,120,000
NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY
REV WATER & SEWER SERIES 2001 F-2 (LIQ: JPMORGAN CHASE BANK NA)		0.55%		04/07/16	30,650,000	30,650,000
REV WATER & SEWER SERIES 2003F1 A (LIQ: WELLS FARGO BANK NA)		0.40%		04/07/16	6,170,000	6,170,000
REV WATER & SEWER SERIES 2007A (LIQ: BANK OF AMERICA NA)	a	0.40%		04/07/16	11,500,000	11,500,000
REV WATER & SEWER SERIES 2011HH (LIQ: ROYAL BANK OF CANADA)	a	0.32%		04/07/16	14,700,000	14,700,000
REV WATER & SEWER SERIES 2012BB (LIQ: ROYAL BANK OF CANADA)	a	0.45%		04/07/16	10,515,000	10,515,000
REV WATER & SEWER SERIES 2016 AA1 (LIQ: BANK OF AMERICA NA)		0.38%		04/01/16	6,000,000	6,000,000
REV WATER & SEWER SERIES 2016 AA2 (LIQ: PNC BANK NATIONAL ASSOCIATION)		0.38%		04/01/16	14,250,000	14,250,000
REV WATER & SEWER SERIES 2016 AA3 (LIQ: ROYAL BANK OF CANADA)		0.37%		04/01/16	5,000,000	5,000,000
REV WATER & SEWER SERIES 2016 BB-1 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.41%		04/07/16	10,130,000	10,130,000
REV WATER & SEWER SERIES AA-1B (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.36%		04/01/16	3,645,000	3,645,000
REV WATER & SEWER SERIES FISCAL 2009DD (LIQ: CITIBANK NA)	a	0.43%		04/07/16	8,125,000	8,125,000
REV WATER & SEWER SERIES FISCAL 2009GG2 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	7,295,000	7,295,000
REV WATER & SEWER SERIES FISCAL 2011EE (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	6,175,000	6,175,000
REV WATER & SEWER SERIES FISCAL 2011EE (LIQ: TORONTO-DOMINION BANK/THE)	a	0.43%		04/07/16	10,000,000	10,000,000
REV WATER & SEWER SERIES FISCAL 2012BB (LIQ: BARCLAYS BANK PLC)	a	0.44%		04/07/16	4,000,000	4,000,000
REV WATER & SEWER SERIES FISCAL 2012FF (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	19,640,000	19,640,000
REV WATER & SEWER SERIES FISCAL 2013CC (LIQ: BARCLAYS BANK PLC)	a	0.44%		04/07/16	10,540,000	10,540,000
REV WATER & SEWER SERIES FISCAL 2014DD (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	4,000,000	4,000,000
NEW YORK CITY TRANSITIONAL FIN AUTH
REV CITY (LIQ: ROYAL BANK OF CANADA)		0.37%		04/01/16	2,500,000	2,500,000
REV CITY (NEW YORK STATE OF) SERIES 2015 S2 & 2016 S1 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.43%		04/07/16	3,000,000	3,000,000
REV CITY (NEW YORK STATE OF) SERIES FISCAL 2008S1 (LIQ: CITIBANK NA)	a	0.43%		04/07/16	6,000,000	6,000,000
REV CITY (NEW YORK STATE OF) SERIES FISCAL 2015S1 (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	4,000,000	4,000,000
    7

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV CITY (NEW YORK STATE OF) SERIES FISCAL 2015S2 (LIQ: CITIBANK NA)	a	0.43%		04/07/16	8,000,000	8,000,000
REV CITY SERIES 2016A-1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	1,500,000	1,500,000
REV CITY SERIES 2016A5 (LIQ: ROYAL BANK OF CANADA)		0.37%		04/01/16	2,000,000	2,000,000
REV CITY SERIES 2016C (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	10,000,000	10,000,000
REV CITY SERIES 2016E-1 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		04/07/16	2,500,000	2,500,000
REV CITY SERIES C1 (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	6,000,000	6,000,000
REV CITY SERIES E1 (LIQ: ROYAL BANK OF CANADA)	a	0.45%		04/07/16	4,835,000	4,835,000
REV CITY SERIES FISCAL 2007B (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	7,495,000	7,495,000
REV CITY SERIES FISCAL 2010A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	11,000,000	11,000,000
REV CITY SERIES FISCAL 2011D1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	3,750,000	3,750,000
REV CITY SERIES FISCAL 2012F1 (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	10,900,000	10,900,000
REV CITY SERIES FISCAL 2013F1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	3,240,000	3,240,000
REV CITY SERIES FISCAL 2014A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	5,780,000	5,780,000
REV CITY SERIES FISCAL 2015A1 and FISCAL 2016E1 (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	2,000,000	2,000,000
NEW YORK LIBERTY DEVELOPMENT CORP
REV CITY (PORT AUTHORITY OF NEW YORK AND NEW JERSEY) SERIES 2011 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	5,815,000	5,815,000
REV CITY SERIES 2005 (LOC: WELLS FARGO & COMPANY)	a	0.43%		04/07/16	2,975,000	2,975,000
NEW YORK N Y
GO SERIES 2008 D-4 (LIQ: BANK OF MONTREAL)		0.39%		04/07/16	7,050,000	7,050,000
GO SERIES 2012G-3 (LOC: CITIBANK NA)		0.39%		04/07/16	2,000,000	2,000,000
GO SERIES D&E (LIQ: CITIBANK NA)	a	0.43%		04/07/16	13,500,000	13,500,000
GO SERIES FISCAL 2005C3 (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	8,700,000	8,700,000
GO SERIES FISCAL 2008E (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.43%		04/07/16	18,695,000	18,695,000
GO SERIES FISCAL 2008L1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	6,660,000	6,660,000
GO SERIES FISCAL 2009 H1 (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	15,000,000	15,000,000
GO SERIES FISCAL 2009I1 (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	3,000,000	3,000,000
GO SERIES FISCAL 2009J1 (LIQ: CITIBANK NA)	a	0.43%		04/07/16	23,225,000	23,225,000
GO SERIES FISCAL 2010E (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	3,445,000	3,445,000
GO SERIES FISCAL 2012D1 (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	2,500,000	2,500,000
GO SERIES FISCAL 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	3,750,000	3,750,000
GO SERIES FISCAL 2013F1 (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	7,300,000	7,300,000
GO SERIES FISCAL 2014A1 (LIQ: CITIBANK NA)	a	0.43%		04/07/16	8,000,000	8,000,000
GO SERIES FISCAL 2014I1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	2,635,000	2,635,000
REV EDUCATIONAL INSTITUTION (AMERICAN MUSEUM OF NATURAL HISTORY) SERIES 2014B2		0.48%	04/07/16	12/09/16	13,490,000	13,490,000
8

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NEW YORK N Y CITY HSG DEV CORP
REV MULTI FAM HOUSING SERIES 2004 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	4,200,000	4,200,000
REV MULTI FAM HOUSING SERIES 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	7,525,000	7,525,000
REV MULTI FAM HOUSING SERIES 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	8,000,000	8,000,000
REV MULTI FAM HOUSING SERIES 2013 E-2 (LIQ: JPMORGAN CHASE BANK NA)		0.42%		04/07/16	25,775,000	25,775,000
REV MULTI FAM HOUSING SERIES 2015 D-4 (LIQ: WELLS FARGO BANK NA)		0.42%		04/07/16	2,000,000	2,000,000
REV MULTI FAM HOUSING SERIES 2016 C		0.32%		07/01/16	10,000,000	10,000,000
REV MULTI FAM HOUSING SERIES 2016B		0.43%		10/03/16	5,000,000	5,000,000
REV MULTI FAM HOUSING SERIES C-3 (LIQ: TD BANK NA)		0.42%		04/07/16	12,800,000	12,800,000
REV MULTI FAM HOUSING SERIES J		0.37%		07/01/16	9,725,000	9,725,471
NEW YORK ST ENVIRONMENTAL FACS CORP
REV WATER & SEWER (NYC MUNICIPAL WATER FINANCE AUTH) SERIES 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	2,500,000	2,500,000
REV WATER & SEWER SERIES 2010C (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	6,600,000	6,600,000
NEW YORK ST HSG FIN AGY
REV HOUS SINGL SERIES 2004 A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.38%		04/07/16	10,700,000	10,700,000
REV HOUSING (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2005C (LIQ: JPMORGAN CHASE BANK NA)		0.55%		04/07/16	16,200,000	16,200,000
REV MULTI FAM HOUSING (42ND AND 10TH ASSOCIATES LLC) SERIES 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.36%		04/07/16	7,500,000	7,500,000
REV MULTI FAM HOUSING (501 WEST 41ST STREET ASSOCIATES LLC) SERIES 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.51%		04/07/16	10,900,000	10,900,000
REV MULTI FAM HOUSING (625 WEST 57th STREET HOUSING NY) SERIES 2015 A-1 (LOC: BANK OF NEW YORK MELLON/THE)		0.38%		04/07/16	7,715,000	7,715,000
REV MULTI FAM HOUSING (625 WEST 57th STREET HOUSING NY) SERIES A-2 (LOC: BANK OF NEW YORK MELLON/THE)		0.35%		04/07/16	11,500,000	11,500,000
REV MULTI FAM HOUSING (BILTMORE TOWER LLC) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.51%		04/07/16	16,700,000	16,700,000
REV MULTI FAM HOUSING (BILTMORE TOWER LLC) SERIES 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.51%		04/07/16	43,300,000	43,300,000
REV MULTI FAM HOUSING (CAPITOL GREEN APARTMENTS NY) SERIES 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.38%		04/07/16	10,900,000	10,900,000
REV MULTI FAM HOUSING (MAIDEN LANE PROPERTIES LLC) SERIES 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.31%		04/07/16	53,675,000	53,675,000
REV MULTI FAM HOUSING (NAVY PIER COURT) SERIES 2014A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.39%		04/07/16	15,200,000	15,200,000
REV MULTI FAM HOUSING (OCEAN PARK ACQUISITION LP) SERIES 2005 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		04/07/16	28,400,000	28,400,000
REV MULTI FAM HOUSING (RIVERSIDE CENTER PARCEL 2 BIT ASSOCIATES LLC) SERIES 2015A-1 (LOC: BANK OF AMERICA NA)		0.40%		04/07/16	10,000,000	10,000,000
REV MULTI FAM HOUSING SERIES 2000 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.51%		04/07/16	5,300,000	5,300,000
    9

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV MULTI FAM HOUSING SERIES 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.39%		04/07/16	21,000,000	21,000,000
REV MULTI FAM HOUSING SERIES 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.49%		04/07/16	29,000,000	29,000,000
REV MULTI FAM HOUSING SERIES 2006A1 (LOC: JPMORGAN CHASE BANK NA)		0.48%		04/07/16	5,700,000	5,700,000
REV MULTI FAM HOUSING SERIES 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.51%		04/07/16	42,500,000	42,500,000
REV MULTI FAM HOUSING SERIES 2008A (LOC: CITIBANK NA)		0.48%		04/07/16	6,100,000	6,100,000
REV MULTI FAM HOUSING SERIES 2012A (LOC: BANK OF AMERICA NA)		0.40%		04/07/16	12,000,000	12,000,000
REV MULTI FAM HOUSING SERIES 2014A (LOC: BANK OF NEW YORK MELLON/THE)		0.38%		04/07/16	4,200,000	4,200,000
REV MULTI FAM HOUSING SERIES 2014A (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.42%		04/07/16	15,075,000	15,075,000
REV MULTI FAM HOUSING SERIES 2014A (LOC: WELLS FARGO BANK NA)		0.37%		04/07/16	10,000,000	10,000,000
NEW YORK ST MTG AGY HOMEOWNER MTG
REV HOUS SINGL SERIES 132 (LIQ: ROYAL BANK OF CANADA)		0.40%		04/01/16	17,580,000	17,580,000
REV HOUS SINGL SERIES 144 (LIQ: JPMORGAN CHASE BANK NA)		0.41%		04/01/16	600,000	600,000
REV HOUS SINGL SERIES 147 (LIQ: JPMORGAN CHASE BANK NA)		0.55%		04/07/16	3,880,000	3,880,000
REV HOUS SINGL SERIES 153 (LIQ: BARCLAYS BANK PLC)		0.43%		04/07/16	19,490,000	19,490,000
NEW YORK ST TWY AUTH
REV TRANSPORTATION SERIES H (LOC: US BANK NATIONAL ASSOCIATION)	a	0.40%		04/07/16	19,260,000	19,260,000
NEW YORK ST URBAN DEV CORP
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2007B (LIQ: BARCLAYS BANK PLC)	a	0.44%		04/07/16	6,670,000	6,670,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2009A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	4,995,000	4,995,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	4,700,000	4,700,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	3,000,000	3,000,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2014A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	7,500,000	7,500,000
NEW YORK STATE PERSONAL INCOME TAX BONDS
REV SPECIAL TAX SERIES 2009B1 (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	5,000,000	5,000,000
NY ST DORM AUTH
REV HOSPITAL (CATHOLIC HEALTH SYSTEM INC) SERIES 2006B (LOC: HSBC BANK USA NA)		0.45%		04/07/16	7,200,000	7,200,000
REV HOSPITAL SERIES 2006-1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	10,025,000	10,025,000
REV SALES TAX (NEW YORK STATE SALES TAX BONDS) SERIES 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	3,300,000	3,300,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2010F (LIQ: BANK OF AMERICA NA)	a	0.43%		04/07/16	5,000,000	5,000,000
10

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	2,000,000	2,000,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2014C (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	8,000,000	8,000,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2015B (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	12,295,000	12,295,000
REV SPECIAL TAX (ST JOHNS UNIV N Y) SERIES 2007C (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.43%		04/07/16	26,020,000	26,020,000
REV UNIVERSITY (COLUMBIA UNIVERSITY) SERIES 2006A (LIQ: CITIBANK NA)	a	0.43%		04/07/16	8,535,000	8,535,000
REV UNIVERSITY (COLUMBIA UNIVERSITY) SERIES 2008A (LIQ: CITIBANK NA)	a	0.43%		04/07/16	5,035,000	5,035,000
REV UNIVERSITY (CORNELL UNIVERSITY) SERIES 2004A (LIQ: BANK OF NEW YORK MELLON/THE)		0.39%		04/07/16	5,000,000	5,000,000
REV UNIVERSITY (CORNELL UNIVERSITY) SERIES 2004B (LIQ: BANK OF NEW YORK MELLON/THE)		0.39%		04/07/16	5,000,000	5,000,000
REV UNIVERSITY (CULINARY INSTITUTE OF AMERICA) SERIES 2004 D (LOC: TD BANK NA)		0.43%		04/07/16	5,400,000	5,400,000
REV UNIVERSITY (CULINARY INSTITUTE OF AMERICA) SERIES 2004C (LOC: TD BANK NA)		0.43%		04/07/16	12,800,000	12,800,000
REV UNIVERSITY (CULINARY INSTITUTE OF AMERICA) SERIES 2006 (LOC: TD BANK NA)		0.43%		04/07/16	3,125,000	3,125,000
REV UNIVERSITY (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2006C (LIQ: CITIBANK NA)	a	0.44%		04/07/16	25,500,000	25,500,000
REV UNIVERSITY (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2011A (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	5,935,000	5,935,000
REV UNIVERSITY (NEW YORK UNIVERSITY) SERIES 2009A (LIQ: CITIBANK NA)	a	0.43%		04/07/16	9,900,000	9,900,000
REV UNIVERSITY (UNIVERSITY OF ROCHESTER) SERIES 2006 A-1 (LOC: BARCLAYS BANK PLC)		0.42%		04/07/16	5,400,000	5,400,000
REV UNIVERSITY (UNIVERSITY OF ROCHESTER) SERIES 2006 B-1 (LOC: BARCLAYS BANK PLC)		0.42%		04/07/16	4,530,000	4,530,000
PORT AUTHORITY OF NEW YORK AND NEW JERSEY
REV TRANSPORTATION SERIES 148th (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	9,990,500	9,990,500
REV TRANSPORTATION SERIES 179th (LIQ: CITIBANK NA)	a	0.43%		04/07/16	2,580,000	2,580,000
REV TRANSPORTATION SERIES 194th (LIQ: CITIBANK NA)	a	0.43%		04/07/16	1,220,000	1,220,000
REV TRANSPORTATION SERIES 194th (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	8,500,000	8,500,000
REV TRANSPORTATION SERIES 194TH (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	3,300,000	3,300,000
ROCKLAND CNTY N Y INDL DEV AGY
REV HOSPITAL SERIES 1999 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.50%		04/07/16	6,965,000	6,965,000
SALES TAX ASSET RECEIVABLE CORP NY
REV SALES TAX SERIES FISCAL 2015A (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	3,140,000	3,140,000
SUFFOLK CNTY N Y INDL DEV AGY
REV SCHOOL SERIES 2001 (LOC: JPMORGAN CHASE BANK NA)		0.46%		04/07/16	2,765,000	2,765,000
SYRACUSE N Y INDL DEV AGY
REV HEALTHCARE SERIES 2003A (LOC: HSBC BANK USA NA)		0.45%		04/07/16	6,100,000	6,100,000
    11

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TRIBOROUGH BRIDGE & TUNNEL AUTHORITY
REV TOLLS SERIES 2001C (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.39%		04/07/16	12,445,000	12,445,000
REV TOLLS SERIES 2002 F (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.38%		04/01/16	4,235,000	4,235,000
REV TOLLS SERIES 2005B-3 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.39%		04/07/16	22,550,000	22,550,000
REV TOLLS SERIES 2008C (LIQ: BANK OF AMERICA NA)	a	0.45%		04/07/16	3,000,000	3,000,000
REV TOLLS SERIES 2009A2 (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	6,500,000	6,500,000
REV TOLLS SERIES 2013C (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	6,665,000	6,665,000
UTILITY DEBT SECURITIZATION AUTHORITY
REV POWER SERIES 2013TE (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	3,355,000	3,355,000
REV POWER SERIES 2013TE17 (LIQ: ROYAL BANK OF CANADA)	a	0.45%		04/07/16	6,650,000	6,650,000
REV POWER SERIES 2013TE17 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.41%		04/07/16	21,665,000	21,665,000
Total Variable-Rate Municipal Securities
(Cost $1,437,585,971)						1,437,585,971

End of Investments.

At 03/31/16, the tax basis cost of the fund’s investments was $1,939,552,070.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $634,385,500 or 32.5% of net assets.

AGY —	Agency
APPR/TOB —	Tobacco appropriation
ARPT —	Airport
COP —	Certificate of participation
EDL —	Education
FACS —	Facilities
FING —	Financing
GO —	General obligation
GTY —	Guaranty agreement
HBR —	Harbor
HOUS SINGL —	Single-family housing
HSG —	Housing
IDB —	Industrial development bond
IMPT —	Improvement
INDL —	Industrial
INDPT —	Independent
LIQ —	Liquidity agreement
LOC —	Letter of credit
MTG —	Mortgage
MULTI FAM —	Multi-family
MUN —	Municipal
PCR —	Pollution control revenue
PFC —	Passenger facility charge
REV —	Revenue
SAN/SANTN —	Sanitation
SCH DIST —	School district
SUBN —	Suburban
UN —	Union
UNI —	Unified
12

The Charles Schwab Family of Funds
Schwab New Jersey Municipal Money Fund™
Portfolio Holdings  as of March 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
35.2%	Fixed-Rate Municipal Securities	228,739,954	228,739,954
64.6%	Variable-Rate Municipal Securities	419,535,000	419,535,000
99.8%	Total Investments	648,274,954	648,274,954
0.2%	Other Assets and Liabilities, Net		1,113,189
100.0%	Net Assets		649,388,143

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 35.2% of net assets
New Jersey 35.2%
BERGEN CNTY N J IMPT AUTH
GO (BERGEN CNTY N J) SERIES 2016		2.00%		08/15/16	3,275,000	3,296,297
BRICK TWP N J MUN UTILS AUTH
REV WATER & SEWER (BRICK TWP N J) BOND ANTICIPATION NOTE SERIES 2016A		2.00%		12/01/16	2,000,000	2,017,834
BURLINGTON CNTY N J
GO SERIES 2013A		2.00%		05/15/16	250,000	250,487
BURLINGTON CNTY N J BRIDGE COMMN POOLED LN REV
REV LEASE REV (BURLINGTON CNTY N J) SERIES 2015B		1.50%		05/17/16	5,000,000	5,007,696
EDISON TWP N J
GO BOND ANTICIPATION NOTE SERIES 2016		2.00%		02/10/17	5,000,000	5,062,267
ELIZABETH N J
GO BOND ANTICIPATION NOTE SERIES 2015		1.25%		04/08/16	2,350,000	2,350,444
GO SERIES 2015		2.00%		04/01/16	1,080,000	1,080,000
ENGLEWOOD N J
GO BOND ANTICIPATION NOTE SERIES 2015A		1.25%		04/08/16	5,000,000	5,000,963
ESSEX CNTY N J
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		09/16/16	5,000,000	5,040,274
HOBOKEN N J
GO BOND ANTICIPATION NOTE SERIES 2016A		2.25%		03/14/17	6,390,000	6,497,333
HUDSON CNTY N J IMPT AUTH
GO (HUDSON CNTY N J) SERIES 2015X-1A		2.00%		07/06/16	1,300,000	1,305,088
GO (HUDSON CNTY N J) SERIES 2015Y-1		1.75%		11/11/16	5,000,000	5,038,080
LIVINGSTON TWP N J
GO BOND ANTICIPATION NOTE		2.00%		01/11/17	6,300,000	6,360,850
GO BOND ANTICIPATION NOTE		2.00%		03/23/17	3,000,000	3,034,241
MARGATE CITY N J
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		07/19/16	5,500,000	5,523,619
    1

Schwab New Jersey Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MIDDLESEX CNTY N J
GO BOND ANTICIPATION NOTE SERIES 2015		1.25%		06/03/16	7,000,000	7,011,708
MIDDLESEX CNTY N J IMPT AUTH
GO (MIDDLESEX CNTY N J) SERIES 2011		5.00%		09/15/16	350,000	357,340
GO (MIDDLESEX CNTY N J) SERIES 2014		2.00%		09/15/16	760,000	765,948
REV COUNTY (MIDDLESEX CNTY N J) SERIES 2015		1.50%		09/15/16	1,485,000	1,492,355
MONMOUTH CNTY N J IMPT AUTH
GO (MONMOUTH CNTY N J) SERIES 2011		3.00%		10/01/16	790,000	800,433
NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
REV SPECIAL TAX SERIES 2004 (ESCROW)		5.50%		06/15/16	5,855,000	5,916,996
NEW JERSEY HEALTH CARE FACS FING AUTH REV
REV HOSPITAL SERIES 2006A (ESCROW)		5.13%		07/01/16	3,050,000	3,086,603
NEW JERSEY STATE EDUCATIONAL FACILITIES AUTHORITY
REV UNIVERSITY (PRINCETON UNIVERSITY) SERIES 1997-A		0.01%		04/04/16	5,000,000	5,000,000
REV UNIVERSITY (PRINCETON UNIVERSITY) SERIES 1997-A		0.03%		04/13/16	30,000,000	30,000,000
REV UNIVERSITY (PRINCETON UNIVERSITY) SERIES 2007 E		5.00%		07/01/16	150,000	151,675
REV UNIVERSITY (PRINCETON UNIVERSITY) SERIES 2008K		5.00%		07/01/16	1,655,000	1,674,367
REV UNIVERSITY (PRINCETON UNIVERSITY) SERIES 2015A		3.00%		07/01/16	100,000	100,647
REV UNIVERSITY (PRINCETON UNIVERSITY) SERIES D		5.25%		07/01/16	120,000	121,464
NORTH BERGEN TWP N J
GO BOND ANTICIPATION NOTE		1.25%		04/01/16	1,800,000	1,800,000
NUTLEY N J
GO BOND ANTICIPATION NOTE SERIES 2016		2.50%		12/22/16	5,000,000	5,064,470
OCEAN CITY N J
GO BOND ANTICIPATION NOTE SERIES 2015A		2.00%		12/02/16	5,800,000	5,853,998
PORT AUTHORITY OF NEW YORK AND NEW JERSEY
REV TRANSPORTATION SERIES 148		5.00%		08/15/16	100,000	101,690
REV TRANSPORTATION SERIES 179		5.00%		12/01/16	100,000	102,955
REV TRANSPORTATION SERIES 186		4.00%		10/15/16	125,000	127,385
REV TRANSPORTATION SERIES A		0.08%		06/08/16	4,000,000	4,000,000
REV TRANSPORTATION SERIES A		0.14%		06/16/16	1,200,000	1,200,000
REV TRANSPORTATION SERIES B		0.04%		04/12/16	5,100,000	5,100,000
REV TRANSPORTATION SERIES B		0.05%		04/26/16	1,400,000	1,400,000
REV TRANSPORTATION SERIES B		0.05%		05/16/16	24,560,000	24,560,000
REV TRANSPORTATION SERIES B		0.45%		06/07/16	17,430,000	17,430,000
ROBBINSVILLE N J
GO BOND ANTICIPATION NOTE SERIES 2015A		1.50%		07/29/16	10,000,000	10,036,517
RUTGERS UNIVERSITY NEW JERSEY
REV UNIVERSITY SERIES 2010I		3.00%		05/01/16	335,000	335,714
REV UNIVERSITY SERIES A (LIQ: WELLS FARGO BANK NA)		0.46%		04/04/16	5,000,000	5,000,000
REV UNIVERSITY SERIES A&B (LIQ: WELLS FARGO BANK NA)		0.09%		04/22/16	3,000,000	3,000,000
SEA ISLE CITY N J
GO BOND ANTICIPATION NOTE SERIES 2015 A		2.00%		07/21/16	5,000,000	5,022,776
STAFFORD TWP N J
GO BOND ANTICIPATION NOTE		1.50%		05/13/16	5,800,000	5,806,953
UNION CNTY N J
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		06/24/16	5,000,000	5,019,090
WEST MILFORD TWP N J
GO BOND ANTICIPATION NOTE		1.50%		09/23/16	3,456,950	3,473,562
WEST WINDSOR TWP N J
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		11/10/16	5,900,000	5,937,739
2

Schwab New Jersey Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WOODBRIDGE TWP N J
GO BOND ANTICIPATION NOTE		1.50%		08/19/16	5,000,000	5,022,096
Total Fixed-Rate Municipal Securities
(Cost $228,739,954)						228,739,954

Variable-Rate Municipal Securities 64.6% of net assets
New Jersey 57.3%
DELAWARE RIV PORT AUTH
REV TRANSPORTATION SERIES 2008-A (LOC: BANK OF AMERICA NA)		0.38%		04/07/16	565,000	565,000
REV TRANSPORTATION SERIES 2010A (LOC: ROYAL BANK OF CANADA)		0.41%		04/07/16	10,470,000	10,470,000
REV TRANSPORTATION SERIES 2010B (LOC: BARCLAYS BANK PLC)		0.42%		04/07/16	3,345,000	3,345,000
REV TRANSPORTATION SERIES 2010C (LOC: BANK OF NEW YORK MELLON/THE)		0.40%		04/07/16	3,300,000	3,300,000
GLOUCESTER CNTY N J INDL POLLUTN CTL FING AUTH
REV IDB & PCR (EXXON MOBIL CORP) SERIES 2003		0.20%		04/01/16	13,765,000	13,765,000
HUDSON CNTY N J IMPT AUTH
GO SERIES 1986 (LOC: TD BANK NA)		0.48%		04/07/16	5,000,000	5,000,000
NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
REV HEALTHCARE (APPLEWOOD ESTATES PROJECT) SERIES 2005 B (LOC: TD BANK NA)		0.47%		04/07/16	7,300,000	7,300,000
REV HOSPITAL SERIES 2008 A (LOC: TD BANK NA)		0.40%		04/07/16	6,100,000	6,100,000
REV SCHOOL (PRINCETON DAY SCH INC) SERIES 2005 (LOC: US BANK NATIONAL ASSOCIATION)		0.39%		04/07/16	10,000,000	10,000,000
REV SPECIAL TAX (NJ MOTOR VEHICLE SURCHARGE FUNDS) SERIES 2004A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: BANK OF AMERICA NA)	a	0.45%		04/07/16	5,715,000	5,715,000
REV TRANSPORTATION (NEW JERSEY STATE OF) SERIES 2005B,2006A&2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.44%		04/07/16	23,395,000	23,395,000
REV UNIVERSITY (RUTGERS UNIVERSITY NEW JERSEY) SERIES 2013 (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	4,000,000	4,000,000
NEW JERSEY HEALTH CARE FACS FING AUTH REV
REV HEALTHCARE (MERIDIAN HLTH SYS OBLIGATED GRP) SERIES 2003 A (LOC: JPMORGAN CHASE BANK NA)		0.40%		04/07/16	16,800,000	16,800,000
REV HEALTHCARE SERIES 2003A-8 (LOC: WELLS FARGO BANK NA)		0.42%		04/07/16	2,300,000	2,300,000
REV HOSPITAL (AHS HOSPITAL CORP) SERIES 2008B (LOC: BANK OF AMERICA NA)		0.40%		04/07/16	14,500,000	14,500,000
REV HOSPITAL (AHS HOSPITAL CORP) SERIES 2008C (LOC: JPMORGAN CHASE BANK NA)		0.40%		04/07/16	22,760,000	22,760,000
REV HOSPITAL (ROBERT WOOD JOHNSON UNIV HOSP) SERIES 2013B (LOC: WELLS FARGO BANK NA)		0.45%		04/07/16	28,340,000	28,340,000
REV HOSPITAL (ROBERT WOOD JOHNSON UNIV HOSP) SERIES 2014B (LOC: TD BANK NA)		0.45%		04/07/16	7,500,000	7,500,000
REV HOSPITAL (UNDERWOOD MEM HOSPITAL) SERIES 2008 (LOC: TD BANK NA)		0.38%		04/07/16	5,800,000	5,800,000
REV HOSPITAL (VIRTUA HLTH INC) SERIES 2004 (LOC: WELLS FARGO BANK NA)		0.42%		04/07/16	11,205,000	11,205,000
REV HOSPITAL SERIES 1985-A (LOC: JPMORGAN CHASE BANK NA)		0.47%		04/07/16	16,240,000	16,240,000
    3

Schwab New Jersey Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV HOSPITAL SERIES 2006 A-3 (LOC: JPMORGAN CHASE BANK NA)		0.46%		04/07/16	2,905,000	2,905,000
REV HOSPITAL SERIES 2006 A-5 (LOC: WELLS FARGO BANK NA)		0.42%		04/07/16	3,000,000	3,000,000
NEW JERSEY ST HSG & MTG FIN AGY
REV HOUS SINGL SERIES 2008BB (LIQ: TD BANK NA)		0.40%		04/07/16	9,500,000	9,500,000
REV HOUS SINGL SERIES 2008BB (LIQ: TD BANK NA)		0.47%		04/07/16	11,500,000	11,500,000
REV HOUSING SERIES 2005F (LOC: BANK OF AMERICA NA)		0.45%		04/07/16	2,505,000	2,505,000
REV HOUSING SERIES 2006A (LOC: BANK OF AMERICA NA)		0.53%		04/07/16	1,040,000	1,040,000
REV HOUSING SERIES 2007G (LOC: BANK OF AMERICA NA)		0.53%		04/07/16	3,200,000	3,200,000
REV MULTI FAM HOUSING SERIES 2008B (LOC: BANK OF AMERICA NA)		0.41%		04/07/16	8,510,000	8,510,000
REV MULTI FAM HOUSING SERIES 2013-5 (LOC: CITIBANK NA)		0.30%		04/07/16	42,000,000	42,000,000
NEW JERSEY ST TRANSN TR FD AUTH
REV TRANSPORTATION (NEW JERSEY STATE OF) SERIES 2006C (LOC: WELLS FARGO & COMPANY)	a	0.43%		04/07/16	17,470,000	17,470,000
NUVEEN NJ DIVIDEND ADVANTAGE MUNI FUND
SERIES 2 (LOC: ROYAL BANK OF CANADA)	a	0.48%		04/07/16	16,000,000	16,000,000
PORT AUTHORITY OF NEW YORK AND NEW JERSEY
REV TRANSPORTATION SERIES 144th (LIQ: CITIBANK NA)	a	0.43%		04/07/16	8,740,000	8,740,000
REV TRANSPORTATION SERIES 194 (LIQ: CREDIT SUISSE AG)	a	0.43%		04/07/16	800,000	800,000
REV TRANSPORTATION SERIES 194th (LIQ: CITIBANK NA)	a	0.43%		04/07/16	1,220,000	1,220,000
RUTGERS UNIVERSITY NEW JERSEY
REV UNIVERSITY SERIES 2009F (LIQ: ROYAL BANK OF CANADA)	a	0.45%		04/07/16	6,335,000	6,335,000
REV UNIVERSITY SERIES 2013J (LIQ: CITIBANK NA)	a	0.43%		04/07/16	4,340,000	4,340,000
REV UNIVERSITY SERIES 2013L (LIQ: BANK OF AMERICA NA)	a	0.41%		04/07/16	7,700,000	7,700,000
UNION CNTY N J INDL POLLUTN CTL FING AUTH
REV IDB & PCR (EXXON MOBIL CORP) SERIES 1989		0.10%		04/01/16	750,000	750,000
REV IDB & PCR (EXXON MOBIL CORP) SERIES 1994		0.20%		04/01/16	6,400,000	6,400,000
						372,315,000
Alaska 0.9%
ALASKA HOUSING FINANCE CORP
REV HOUS SINGL SERIES 2002-A (LIQ: JPMORGAN CHASE BANK NA)		0.43%		04/01/16	5,500,000	5,500,000
Colorado 0.4%
BROOMFIELD COLO URBAN RENEWAL AUTH
REV SPECIAL TAX SERIES 2005 (LOC: BNP PARIBAS SA)		0.48%		04/07/16	2,375,000	2,375,000
Delaware 0.8%
DELAWARE ST HEALTH FACS AUTH
REV HEALTHCARE (CHRISTIANA CARE HLTH SVCS) SERIES 2008A		0.34%		04/01/16	5,320,000	5,320,000
District of Columbia 0.2%
DISTRICT OF COLUMBIA (WASHINGTON DC)
REV PUBLIC SERVICES SERIES 1993 (LOC: BANK OF AMERICA NA)		0.45%		04/07/16	1,265,000	1,265,000
Georgia 0.9%
MACON GA WTR AUTH
REV WATER & SEWER SERIES 2012		0.42%		04/07/16	6,000,000	6,000,000
4

Schwab New Jersey Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Idaho 1.5%
POWER CNTY IDAHO INDL DEV CORP
REV WASTE/POLLUTION SERIES 2012 (LOC: COOPERATIEVE RABOBANK UA)		0.49%		04/07/16	10,000,000	10,000,000
Illinois 1.0%
CHICAGO (CITY OF)
REV MULTI FAM HOUSING SERIES 2008 (LOC: BMO HARRIS BANK NA)		0.44%		04/07/16	1,555,000	1,555,000
ILLINOIS FINANCE AUTHORITY
REV MULTI FAM HOUSING (CONCORDIA PLACE APTS LP) SERIES 2013A (LOC: BMO HARRIS BANK NA)		0.65%		04/07/16	5,000,000	5,000,000
						6,555,000
New York 1.2%
NEW YORK CITY TRANSITIONAL FIN AUTH
REV CITY (NEW YORK STATE OF) SERIES SERIES 2015 S2 & 2016 S1 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.43%		04/07/16	5,000,000	5,000,000
NEW YORK ST URBAN DEV CORP
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2004A-3A (LIQ: JPMORGAN CHASE BANK NA)		0.45%		04/07/16	2,705,000	2,705,000
						7,705,000
North Carolina 0.4%
DAVIDSON CNTY N C INDL FACS & POLLUTION CTL FING AUTH
REV IDB & PCR (CHILDRESS WINERY) SERIES 2004 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.48%		04/07/16	2,500,000	2,500,000
Total Variable-Rate Municipal Securities
(Cost $419,535,000)						419,535,000

End of Investments.

At 03/31/16, the tax basis cost of the fund's investments was $648,274,954.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $100,715,000 or 15.5% of net assets.

    5

Schwab New Jersey Municipal Money Fund
Portfolio Holdings (Unaudited) continued
AGY —	Agency
APPR/TOB —	Tobacco appropriation
ARPT —	Airport
COP —	Certificate of participation
EDL —	Education
FACS —	Facilities
FING —	Financing
GO —	General obligation
GTY —	Guaranty agreement
HBR —	Harbor
HOUS SINGL —	Single-family housing
HSG —	Housing
IDB —	Industrial development bond
IMPT —	Improvement
INDL —	Industrial
INDPT —	Independent
LIQ —	Liquidity agreement
LOC —	Letter of credit
MTG —	Mortgage
MULTI FAM —	Multi-family
MUN —	Municipal
PCR —	Pollution control revenue
PFC —	Passenger facility charge
REV —	Revenue
SAN/SANTN —	Sanitation
SCH DIST —	School district
SUBN —	Suburban
TRANSN —	Transportation
UN —	Union
UNI —	Unified
6

The Charles Schwab Family of Funds
Schwab Pennsylvania Municipal Money Fund™
Portfolio Holdings  as of March 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
22.4%	Fixed-Rate Municipal Securities	111,997,956	111,997,956
76.0%	Variable-Rate Municipal Securities	380,868,186	380,868,186
98.4%	Total Investments	492,866,142	492,866,142
1.6%	Other Assets and Liabilities, Net		7,883,205
100.0%	Net Assets		500,749,347

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 22.4% of net assets
Pennsylvania 21.4%
ALLEGHENY CNTY PA HOSP DEV AUTH
REV HOSPITAL (UNIVERSITY OF PITTSBURGH MEDICAL CENTER) SERIES 2008A		5.00%		09/01/16	595,000	606,223
REV HOSPITAL (UNIVERSITY OF PITTSBURGH MEDICAL CENTER) SERIES 2008B		5.00%		06/15/16	1,715,000	1,731,847
REV HOSPITAL (UNIVERSITY OF PITTSBURGH MEDICAL CENTER) SERIES 2009A		4.00%		08/15/16	195,000	197,524
REV HOSPITAL (UNIVERSITY OF PITTSBURGH MEDICAL CENTER) SERIES 2010A		5.00%		05/15/16	370,000	372,067
MONROEVILLE PA FIN AUTH
REV HOSPITAL (UNIVERSITY OF PITTSBURGH MEDICAL CENTER) SERIES 2013B		4.00%		07/01/16	400,000	403,536
PENNSYLVANIA (COMMONWEALTH OF)
GO SERIES 2004		5.38%		07/01/16	9,235,000	9,351,593
GO SERIES 2006		4.00%		09/01/16	1,550,000	1,572,963
GO SERIES 2007A		5.00%		08/01/16	240,000	243,674
GO SERIES 2008		5.00%		05/15/16	1,560,000	1,568,608
GO SERIES 2009		5.00%		07/01/16	475,000	480,437
GO SERIES 2010A		5.00%		07/15/16	500,000	506,689
GO SERIES 2013		5.00%		04/01/16	885,000	885,000
GO SERIES 2013		5.00%		10/15/16	275,000	281,792
GO SERIES 2015		5.00%		08/15/16	2,000,000	2,035,287
GO SERIES FR 2015		5.00%		08/15/16	1,900,000	1,932,772
PENNSYLVANIA ECONOMIC DEV FIN AUTH
REV SPECIAL TAX (PENNSYLVANIA UNEMPLOYMENT COMPENSATION REVENUE BONDS) SERIES 2012A		4.00%		07/01/16	1,390,000	1,402,733
REV SPECIAL TAX (PENNSYLVANIA UNEMPLOYMENT COMPENSATION REVENUE BONDS) SERIES 2012A		5.00%		07/01/16	4,700,000	4,755,890
    1

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
PENNSYLVANIA HSG FIN AGY
REV HOUS SINGL SERIES 2009105B		2.90%		04/01/16	100,000	100,000
REV HOUS SINGL SERIES 2012114B		1.05%		04/01/16	2,340,000	2,340,000
REV HOUS SINGL SERIES 2015-116		0.55%		04/01/16	580,000	580,000
REV HOUS SINGL SERIES 2015117A		0.50%		04/01/16	1,175,000	1,175,000
REV HOUS SINGL SERIES 2015117A		0.75%		10/01/16	1,295,000	1,295,000
PENNSYLVANIA STATE UNIVERSITY
REV UNIVERSITY SERIES 2002		5.25%		08/15/16	275,000	279,951
PHILADELPHIA PA CITY OF
GO TAX & REV ANTICIPATION NOTE SERIES 2015-16		2.00%		06/30/16	4,880,000	4,900,576
REV AIRPORT (PHILADELPHIA ARPT SYS) SERIES B3 (LOC: WELLS FARGO BANK NA)		0.09%		04/12/16	2,600,000	2,600,000
PHILADELPHIA PA GAS WORKS
REV UTILITY SERIES G1 (LOC: JPMORGAN CHASE BANK NA)		0.09%		04/06/16	22,500,000	22,500,000
SHAMOKIN-COAL TWP PA JT SWR AUTH
REV WATER & SEWER SERIES 2006 (ESCROW)		5.00%		07/01/16	5,340,000	5,403,428
UNIVERSITY OF PITTSBURGH
REV UNIVERSITY SERIES 2002A		5.00%		09/15/16	475,000	484,781
REV UNIVERSITY SERIES 2005C		0.08%		04/05/16	20,000,000	20,000,000
REV UNIVERSITY SERIES 2007B		0.07%		05/02/16	9,000,000	9,000,000
REV UNIVERSITY SERIES 2009A		5.00%		09/15/16	500,000	510,205
REV UNIVERSITY SERIES 2009B		4.00%		09/15/16	350,000	355,621
REV UNIVERSITY SERIES 2009B		5.00%		09/15/16	100,000	102,078
REV UNIVERSITY SERIES 2015		2.00%		08/02/16	6,900,000	6,939,202
						106,894,477
Hawaii 0.0%
HAWAII STATE OF
GO SERIES 2008DK		5.00%		05/01/16	115,000	115,426
Illinois 1.0%
UNIVERSITY OF ILLINOIS
REV UNIVERSITY SERIES 2006 (ESCROW)		5.00%		04/01/16	4,735,000	4,735,000
Oregon 0.0%
PHILOMATH ORE SCH DIST NO 17J BENTON & POLK CNTYS
GO SERIES 2010C (GTY: OREGON STATE OF)		3.00%		06/15/16	100,000	100,531
Texas 0.0%
HOUSTON TEX INDPT SCH DIST
GO SERIES 2006A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	150,000	152,522
Total Fixed-Rate Municipal Securities
(Cost $111,997,956)						111,997,956

Variable-Rate Municipal Securities 76.0% of net assets
Pennsylvania 72.3%
ADAMS CNTY PA INDL DEV AUTH
REV IDB & PCR SERIES 2007A (LOC: WELLS FARGO BANK NA)		0.62%		04/07/16	1,640,000	1,640,000
2

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ALLEGHENY CNTY PA HOSP DEV AUTH
REV HOSPITAL (UNIVERSITY OF PITTSBURGH MEDICAL CENTER) SERIES 2010C (LOC: ROYAL BANK OF CANADA)	a	0.44%		04/07/16	14,000,000	14,000,000
REV HOSPITAL SERIES 2010B1&B2 (LOC: ROYAL BANK OF CANADA)	a	0.44%		04/07/16	28,000,000	28,000,000
ALLEGHENY CNTY PA INDL DEV AUTH
REV HEALTHCARE SERIES 2008B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.43%		04/07/16	4,000,000	4,000,000
REV SCHOOL SERIES 2009 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.60%		12/01/16	7,125,000	7,125,000
BUCKS CNTY PA INDL DEV AUTH
REV HOSPITAL SERIES 2008A (LOC: TD BANK NA)		0.40%		04/07/16	10,850,000	10,850,000
CHAMBERSBURG PA MUN AUTH
REV UNIVERSITY SERIES 2007 (LOC: BANK OF AMERICA NA)		0.42%		04/07/16	24,480,000	24,480,000
DALLASTOWN PA AREA SCH DIST
GO SERIES 2015		1.25%	04/01/16	04/15/16	5,155,000	5,156,825
DELAWARE CNTY PA INDL DEV AUTH
REV TRANSPORTATION (UNITED PARCEL SERVICE INC) SERIES 2015		0.44%		04/01/16	11,300,000	11,300,000
ERIE CNTY PA HOSP AUTH
REV HOSPITAL SERIES 2010B (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.42%		04/07/16	3,480,000	3,480,000
FAYETTE CNTY PA HOSP AUTH
REV HOSPITAL SERIES 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.42%		04/07/16	1,750,000	1,750,000
INDIANA CNTY PA HOSP AUTH
REV HOSPITAL SERIES 2014B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.43%		04/07/16	6,800,000	6,800,000
LANCASTER CNTY PA HOSP AUTH
REV HOSPITAL (MASONIC HOMES AT ELIZABETHTOWN) SERIES 2008D (LOC: JPMORGAN CHASE BANK NA)		0.35%		04/01/16	4,165,000	4,165,000
LUZERNE CNTY PA CONVENTION CTR AUTH
REV RECREATION/TOURISM SERIES 2012 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.43%		04/07/16	3,900,000	3,900,000
LYCOMING CNTY PA AUTH
REV UNIVERSITY (LYCOMING COLLEGE) SERIES 2013 S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.45%		04/07/16	4,175,000	4,175,000
MONTGOMERY CNTY PA REDEV AUTH
REV MULTI FAM HOUSING SERIES 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.42%		04/07/16	7,710,000	7,710,000
NORTHAMPTON CNTY PA
REV IDB & PCR SERIES 1997A (LOC: JPMORGAN CHASE BANK NA)		0.57%		04/07/16	7,500,000	7,500,000
REV IDB & PCR SERIES 1997B (LOC: JPMORGAN CHASE BANK NA)		0.72%		04/07/16	385,000	385,000
NORTHEASTERN PA HOSP & ED AUTH
REV UNIVERSITY (THE COMMONWEALTH MEDICAL COLLEGE) SERIES 2009 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.42%		04/07/16	2,500,000	2,500,000
NUVEEN PENNSYLVANIA INVESTMENT QUALITY MUNICIPAL FUND
REV SERIES 3 (LOC: ROYAL BANK OF CANADA)	a	0.50%		04/07/16	5,500,000	5,500,000
SERIES 2 (LOC: ROYAL BANK OF CANADA)	a	0.50%		04/07/16	7,000,000	7,000,000
PENNSYLVANIA (COMMONWEALTH OF)
GO SERIES 2004 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.43%		04/07/16	12,200,000	12,200,000
GO SERIES 2014 (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	3,500,000	3,500,000
    3

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
PENNSYLVANIA ECONOMIC DEV FIN AUTH
REV DEV DIST SERIES 2005B-2 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.56%		04/07/16	1,900,000	1,900,000
REV HOSPITAL (UNIVERSITY OF PITTSBURGH MEDICAL CENTER) SERIES 2015B (LIQ: JPMORGAN CHASE BANK NA)	a	0.50%		04/07/16	1,665,000	1,665,000
REV IDB & PCR SERIES 2007D1 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.56%		04/07/16	1,000,000	1,000,000
PENNSYLVANIA HIGHER EDUCATION FACILITIES AUTHORITY
REV UNIVERSITY SERIES 2001 I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.43%		04/07/16	5,500,000	5,500,000
PENNSYLVANIA HSG FIN AGY
REV HOUS SINGL SERIES 2002-75A (LIQ: ROYAL BANK OF CANADA)		0.43%		04/07/16	4,500,000	4,500,000
REV HOUS SINGL SERIES 2004-81C (LIQ: ROYAL BANK OF CANADA)		0.43%		04/07/16	5,060,000	5,060,000
REV HOUS SINGL SERIES 2004-83B (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.42%		04/07/16	325,000	325,000
REV HOUS SINGL SERIES 2005-88B (LIQ: TD BANK NA)		0.40%		04/07/16	45,000	45,000
REV HOUS SINGL SERIES 2005-88C (LIQ: TD BANK NA)		0.40%		04/07/16	2,420,000	2,420,000
REV HOUS SINGL SERIES 2005-91B (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.42%		04/07/16	18,435,000	18,435,000
REV HOUS SINGL SERIES 2006-93,94&95A, 2007-97&98A (LIQ: MORGAN STANLEY BANK NA)	a	0.47%		04/07/16	191,361	191,361
REV HOUS SINGL SERIES 2006-93B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.44%		04/07/16	4,585,000	4,585,000
REV HOUS SINGL SERIES 2013-115A (LIQ: JPMORGAN CHASE BANK NA)	a	0.50%		04/07/16	4,510,000	4,510,000
PENNSYLVANIA ST TURNPIKE COMMISSION
REV TOLLS SERIES 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.43%		04/07/16	6,905,000	6,905,000
PENNSYLVANIA STATE UNIVERSITY
REV UNIVERSITY SERIES 2007A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.44%		04/07/16	13,985,000	13,985,000
REV UNIVERSITY SERIES 2009B		0.29%		06/01/16	12,500,000	12,500,000
PHILADELPHIA AUTHORITY FOR INDUSTRIAL DEVELOPMENT
REV LEASE REV SERIES 2007B-2 (LOC: TD BANK NA)		0.40%		04/07/16	2,645,000	2,645,000
PHILADELPHIA PA SCH DIST
GO SERIES 2009C (LOC: TD BANK NA)		0.41%		04/07/16	4,415,000	4,415,000
GO SERIES 2010F (LOC: BARCLAYS BANK PLC)		0.42%		04/07/16	26,630,000	26,630,000
ST MARY HOSP AUTH PA HEALTH SYS
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2012B		0.38%		04/07/16	17,000,000	17,000,000
UNIVERSITY OF PITTSBURGH
REV UNIVERSITY SERIES 2009B (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	500,000	500,000
UPPER ST CLAIR TWP PA
GO SERIES 2008 (LIQ: BANK OF NEW YORK MELLON/THE)		0.45%		04/07/16	11,620,000	11,620,000
WASHINGTON CNTY PA AUTH
REV UNIVERSITY (UNIVERSITY OF PENNSYLVANIA) SERIES 2004		0.45%		04/07/16	18,725,000	18,725,000
WASHINGTON CNTY PA HOSP AUTH
REV HOSPITAL SERIES 2001B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.50%		07/01/16	3,000,000	3,000,000
REV HOSPITAL SERIES 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.50%		07/01/16	7,500,000	7,500,000
4

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV HOSPITAL SERIES 2008A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.38%		04/01/16	7,335,000	7,335,000
REV HOSPITAL SERIES 2011A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.43%		04/07/16	2,000,000	2,000,000
						362,013,186
Alabama 0.5%
BIRMINGHAM ALA INDL DEV BRD
REV IDB & PCR SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)		0.53%		04/07/16	980,000	980,000
LAKE MARTIN ALA AREA INDL DEV AUTH
REV IDB & PCR SERIES 2011 (LOC: COMERICA BANK)		0.54%		04/07/16	1,540,000	1,540,000
						2,520,000
California 0.0%
SACRAMENTO CNTY CALIF HSG AUTH
REV MULTI FAM HOUSING SERIES 2004D (LOC: CITIBANK NA)		0.42%		04/07/16	100,000	100,000
Florida 0.7%
BREVARD CNTY FLA HSG FIN AUTH
REV MULTI FAM HOUSING SERIES 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.43%		04/07/16	2,440,000	2,440,000
POLK CNTY FLA INDL DEV AUTH
REV IDB & PCR SERIES 2011 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.48%		04/07/16	890,000	890,000
						3,330,000
Idaho 0.3%
IDAHO HEALTH FACILITIES AUTHORITY
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2013ID		0.14%		06/01/16	1,400,000	1,400,000
Illinois 1.0%
ILLINOIS HSG DEV AUTH
REV HOUS SINGL (STERLING TWRS ASSOC II L P) SERIES 2001 (LOC: BMO HARRIS BANK NA)		0.65%		04/07/16	3,020,000	3,020,000
LAKE CNTY ILL
REV IDB & PCR SERIES 1994 (LOC: NORTHERN TRUST COMPANY (THE))		0.55%		04/07/16	2,200,000	2,200,000
						5,220,000
North Carolina 0.1%
NORTH CAROLINA ST PORTS AUTH
REV IDB & PCR SERIES 2001A (LOC: BRANCH BANKING AND TRUST COMPANY)		0.48%		04/07/16	785,000	785,000
Texas 0.3%
CAPITAL INDL DEV CORP TEX
REV WASTE/POLLUTION SERIES 2001 (LOC: MUFG UNION BANK NA)		0.48%		04/07/16	1,500,000	1,500,000
    5

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington 0.8%
WASHINGTON STATE HOUSING FINANCE COMMISSION
REV MULTI FAM HOUSING SERIES 2005A (LOC: FEDERAL HOME LOAN BANKS)		0.41%		04/07/16	4,000,000	4,000,000
Total Variable-Rate Municipal Securities
(Cost $380,868,186)						380,868,186

End of Investments.

At 03/31/16, the tax basis cost of the fund's investments was $492,866,142.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $97,956,361 or 19.6% of net assets.

AGY —	Agency
APPR/TOB —	Tobacco appropriation
ARPT —	Airport
COP —	Certificate of participation
EDL —	Education
FACS —	Facilities
FING —	Financing
GO —	General obligation
GTY —	Guaranty agreement
HBR —	Harbor
HOUS SINGL —	Single-family housing
HSG —	Housing
IDB —	Industrial development bond
IMPT —	Improvement
INDL —	Industrial
INDPT —	Independent
LIQ —	Liquidity agreement
LOC —	Letter of credit
MTG —	Mortgage
MULTI FAM —	Multi-family
MUN —	Municipal
PCR —	Pollution control revenue
PFC —	Passenger facility charge
REV —	Revenue
SAN/SANTN —	Sanitation
SCH DIST —	School district
SUBN —	Suburban
UN —	Union
UNI —	Unified
6

The Charles Schwab Family of Funds
Schwab Massachusetts Municipal Money Fund™
Portfolio Holdings  as of March 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
43.7%	Fixed-Rate Municipal Securities	216,265,941	216,265,941
54.7%	Variable-Rate Municipal Securities	271,091,767	271,091,767
98.4%	Total Investments	487,357,708	487,357,708
1.6%	Other Assets and Liabilities, Net		7,759,306
100.0%	Net Assets		495,117,014

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 43.7% of net assets
Massachusetts 43.5%
BOSTON MASS WTR & SWR COMMN
REV WATER & SEWER SERIES A (LOC: STATE STREET BANK AND TRUST COMPANY)		0.12%		05/17/16	6,250,000	6,250,000
REV WATER & SEWER SERIES A (LOC: STATE STREET BANK AND TRUST COMPANY)		0.16%		07/05/16	17,000,000	17,000,000
CHICOPEE MASS
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		07/20/16	2,381,080	2,388,453
COMMONWEALTH OF MASSACHUSETTS
GO SERIES 2003D		5.50%		10/01/16	95,000	97,334
GO SERIES 2004B		5.25%		08/01/16	1,335,000	1,356,475
GO SERIES 2006C		5.00%		05/01/16	205,000	205,785
GO SERIES 2006D		4.00%		08/01/16	100,000	101,190
GO SERIES 2006D		5.00%		08/01/16	400,000	406,227
GO SERIES 2007A		5.00%		05/01/16	975,000	978,692
GO SERIES 2008A		5.00%		09/01/16	115,000	117,201
GO SERIES 2009B		5.00%		07/01/16	155,000	156,728
GO SERIES 2010-B		4.00%		06/01/16	685,000	689,068
GO SERIES 2013B		5.00%		08/01/16	500,000	507,594
GO SERIES 2014C		3.00%		08/01/16	2,445,000	2,466,641
GO SERIES 4		3.00%		05/01/16	100,000	100,225
GO SERIES I (LIQ: TD BANK NA)		0.06%		04/21/16	9,000,000	9,000,000
EAST BRIDGEWATER MASS
GO BOND ANTICIPATION NOTE SERIES 2016		1.00%		09/30/16	3,551,000	3,562,397
EASTON MASS
GO BOND ANTICIPATION NOTE		2.00%		08/19/16	1,845,000	1,856,460
GO BOND ANTICIPATION NOTE SERIES 2016		1.50%		08/19/16	3,620,000	3,636,053
    1

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ESSEX MASS NORTH SHORE AGRIC & TECH SCH DIST
GO BOND ANTICIPATION NOTE		1.25%		06/17/16	2,500,000	2,504,342
FRANKLIN MASS
GO BOND ANTICIPATION NOTE		1.50%		05/20/16	1,000,000	1,001,547
HAVERHILL MASS
GO BOND ANTICIPATION NOTE		2.00%		09/01/16	3,000,000	3,020,358
HINGHAM MASS
GO BOND ANTICIPATION NOTE		1.50%		05/21/16	1,000,000	1,001,648
MARBLEHEAD MASS
GO BOND ANTICIPATION NOTE		2.00%		08/05/16	3,000,000	3,017,498
MARSHFIELD MASS
GO BOND ANTICIPATION NOTE		2.00%		07/29/16	3,000,000	3,016,231
MASSACHUSETTS BAY TRANS AUTH SALES TAX
REV SALES TAX		5.50%		07/01/16	915,000	926,598
REV SALES TAX SERIES 2014 A		3.00%		07/01/16	250,000	251,629
REV SALES TAX SERIES B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.23%		04/01/16	7,000,000	7,000,000
REV SALES TAX SERIES B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.60%		05/05/16	6,000,000	6,000,000
MASSACHUSETTS SCHOOL BUILDING AUTHORITY
REV SALES TAX SERIES 2009A		4.00%		05/15/16	605,000	607,610
REV SALES TAX SERIES 2011B		5.00%		10/15/16	200,000	204,834
REV SALES TAX SERIES 2013A		4.00%		05/15/16	725,000	728,147
REV SCHOOL SERIES A (LOC: BANK OF AMERICA NA)		0.03%		04/04/16	12,000,000	12,000,000
REV SCHOOL SERIES A (LOC: BANK OF AMERICA NA)		0.05%		04/06/16	5,000,000	5,000,000
REV SCHOOL SERIES A (LOC: BANK OF AMERICA NA)		0.10%		05/23/16	8,000,000	8,000,000
REV STATE SERIES C (LOC: BARCLAYS BANK PLC)		0.07%		05/02/16	8,000,000	8,000,000
REV STATE SERIES C (LOC: BARCLAYS BANK PLC)		0.13%		06/01/16	10,000,000	10,000,000
MASSACHUSETTS ST DEV FIN AGY
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES 2012L		3.00%		07/01/16	100,000	100,654
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES 2012L		5.00%		07/01/16	575,000	581,606
REV MULTI FAM HOUSING SERIES 2015 (ESCROW)		0.35%		04/01/16	5,000,000	5,000,000
MASSACHUSETTS ST HEALTH & EDL FACS AUTH
REV HEALTHCARE (PARTNERS HEALTHCARE SYSTEM INC) SERIES H-2		0.12%		06/02/16	12,000,000	12,000,000
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES 2010 J-2		5.00%		07/01/16	1,055,000	1,067,119
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES 2010J-2		4.00%		07/01/16	250,000	252,228
REV SCHOOL (MASSACHUSETTS INSTITUTE OF TECHNOLOGY) SERIES O		4.00%		07/01/16	100,000	100,878
REV UNIVERSITY (HARVARD UNIVERSITY) SERIES EE		0.03%		04/05/16	6,900,000	6,900,000
REV UNIVERSITY (HARVARD UNIVERSITY) SERIES EE		0.03%		04/06/16	19,000,000	19,000,000
REV UNIVERSITY (MASSACHUSETTS INSTITUTE OF TECHNOLOGY) SERIES M		5.25%		07/01/16	2,100,000	2,126,323
REV UNIVERSITY (TUFTS UNIVERSITY) SERIES 2002J		5.50%		08/15/16	1,500,000	1,529,562
MASSACHUSETTS ST HSG FIN AGY
REV HOUSING SERIES 2010A		3.25%		06/01/16	295,000	296,411
MASSACHUSETTS ST WTR POLLN ABATEMENT TR POOL LN
REV WATER & SEWER SERIES 12		4.00%		08/01/16	100,000	101,181
REV WATER & SEWER SERIES 12		5.00%		08/01/16	100,000	101,520
REV WATER & SEWER SERIES 2009A		3.00%		08/01/16	200,000	201,764
2

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MASSACHUSETTS ST WTR RES AUTH
REV WATER & SEWER SERIES 1999 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.06%		05/10/16	6,000,000	6,000,000
REV WATER & SEWER SERIES 2002J		5.25%		08/01/16	125,000	126,984
REV WATER & SEWER SERIES 2013A		4.00%		08/01/16	900,000	911,045
METHUEN MASS
GO BOND ANTICIPATION NOTE		2.00%		08/05/16	1,415,000	1,422,563
MIDDLEBOROUGH MASS
GO BOND ANTICIPATION NOTE		1.25%		10/07/16	4,122,079	4,140,079
MILLIS MASS
GO BOND ANTICIPATION NOTE		2.00%		08/01/16	5,661,000	5,691,126
NEWBURYPORT MASS
GO BOND ANTICIPATION NOTE		2.00%		09/30/16	3,269,135	3,295,189
NORFOLK CNTY MASS
GO BOND ANTICIPATION NOTE SERIES 2016		1.50%		08/19/16	3,709,000	3,723,806
PLYMOUTH MASS
GO BOND ANTICIPATION NOTE		1.50%		05/04/16	4,529,000	4,534,151
QUINCY MASS
GO BOND ANTICIPATION NOTE		2.00%		07/15/16	2,000,000	2,009,629
GO BOND ANTICIPATION NOTE		2.00%		01/20/17	3,000,000	3,036,685
ROCKPORT MASS
GO BOND ANTICIPATION NOTE		1.50%		08/05/16	3,940,000	3,954,916
SALISBURY MASS
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		09/15/16	1,740,000	1,753,242
UNIVERSITY OF MASSACHUSETTS BLDG AUTH
REV UNIVERSITY (UNIVERSITY OF MASSACHUSETTS) SERIES 2009-1		4.00%		05/01/16	130,000	130,392
WESTBOROUGH MASS
GO BOND ANTICIPATION NOTE		2.00%		08/12/16	2,000,000	2,012,094
						215,258,112
Ohio 0.2%
HAMILTON CNTY OHIO
REV LEASE REV (KING HIGHLAND CMNTY URBAN) SERIES 2006 A (ESCROW)		5.00%		06/01/16	1,000,000	1,007,829
Total Fixed-Rate Municipal Securities
(Cost $216,265,941)						216,265,941

Variable-Rate Municipal Securities 54.7% of net assets
Massachusetts 49.4%
COMMONWEALTH OF MASSACHUSETTS
GO SERIES 16ZF0377 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		04/07/16	1,500,000	1,500,000
GO SERIES 2007A (LIQ: SOCIETE GENERALE SA)	a	0.45%		04/07/16	4,000,000	4,000,000
GO SERIES 2007C (LIQ: CITIBANK NA)	a	0.44%		04/07/16	4,500,000	4,500,000
GO SERIES 2007C (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	3,900,000	3,900,000
GO SERIES 2007C (LIQ: SOCIETE GENERALE SA)	a	0.45%		04/07/16	3,885,000	3,885,000
GO SERIES 2012D		0.74%	04/07/16	01/01/17	2,950,000	2,951,278
GO SERIES 2013A		0.76%	04/07/16	02/01/17	1,000,000	1,000,489
GO SERIES 2015 (LOC: JPMORGAN CHASE BANK NA)	a	0.35%		04/01/16	9,000,000	9,000,000
GO SERIES 2015A (LIQ: CITIBANK NA)	a	0.43%		04/07/16	1,350,000	1,350,000
MASSACHUSETTS BAY TRANS AUTH SALES TAX
REV SALES TAX SERIES 2005B (LIQ: CITIBANK NA)	a	0.44%		04/07/16	9,900,000	9,900,000
    3

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MASSACHUSETTS SCHOOL BUILDING AUTHORITY
REV SALES TAX SERIES 2007A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	1,315,000	1,315,000
REV SALES TAX SERIES 2013A (LIQ: CITIBANK NA)	a	0.44%		04/07/16	4,125,000	4,125,000
REV SALES TAX SERIES 2015D (LIQ: CITIBANK NA)	a	0.43%		04/07/16	9,985,000	9,985,000
REV SCHOOL SERIES 2012B (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	3,750,000	3,750,000
MASSACHUSETTS ST DEV FIN AGY
REV HEALTHCARE (PARTNERS HEALTHCARE SYSTEM INC) SERIES 2014M4 (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	4,170,000	4,170,000
REV HEALTHCARE (SYMMES LIFE CARE INC DBA BROOKHAVEN AT LEXINGTON) SERIES 2005B (LOC: BANK OF AMERICA NA)		0.53%		04/07/16	2,440,000	2,440,000
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES 2014 M-2 (LOC: BANK OF NEW YORK MELLON/THE)		0.42%		04/07/16	5,000,000	5,000,000
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES 2015O-1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	1,600,000	1,600,000
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES 2016Q (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	1,350,000	1,350,000
REV PUBLIC SERVICES (CILS REALTY INC) SERIES 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.40%		04/07/16	8,525,000	8,525,000
REV PUBLIC SERVICES (CORPORATION FOR INDEPENDENT LIVING) SERIES 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.40%		04/07/16	6,230,000	6,230,000
REV SCHOOL (CUSHING ACADEMY) SERIES 2004 (LOC: TD BANK NA)		0.45%		04/07/16	2,385,000	2,385,000
REV SCHOOL (MARINE BIOLOGICAL LABORATORY) SERIES 2006 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.42%		04/07/16	7,110,000	7,110,000
REV UNIVERSITY (BOSTON UNIVERSITY) SERIES U-3 (LOC: NORTHERN TRUST COMPANY (THE))		0.38%		04/07/16	6,600,000	6,600,000
REV UNIVERSITY (HARVARD UNIVERSITY) SERIES 2010B2 (LIQ: BANK OF AMERICA NA)	a	0.40%		04/07/16	12,500,000	12,500,000
REV WASTE/POLLUTION (NEW BEDFORD SOLID WASTE SYSTEM) SERIES 2001 (LOC: US BANK NATIONAL ASSOCIATION)		0.48%		04/07/16	1,940,000	1,940,000
MASSACHUSETTS ST HEALTH & EDL FACS AUTH
REV EDUCATIONAL INSTITUTION (MUSEUM OF FINE ARTS) SERIES 2007-A2 (LIQ: BANK OF AMERICA NA)		0.37%		04/01/16	3,195,000	3,195,000
REV HOSPITAL (BAYSTATE MEDICAL CENTER MA) SERIES 2005 G (LOC: WELLS FARGO BANK NA)		0.35%		04/01/16	1,100,000	1,100,000
REV HOSPITAL (BAYSTATE MEDICAL CENTER MA) SERIES 2009K-1 (LOC: WELLS FARGO BANK NA)		0.35%		04/01/16	3,660,000	3,660,000
REV HOSPITAL (GREAT BROOK VALLEY HEALTH CENTER) SERIES 2006 A (LOC: TD BANK NA)		0.39%		04/07/16	3,165,000	3,165,000
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES 2010J1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	2,100,000	2,100,000
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES P1 (LIQ: JPMORGAN CHASE BANK NA)		0.55%		04/07/16	2,500,000	2,500,000
REV HOSPITAL SERIES 2004M-4A (LOC: BANK OF AMERICA NA)		0.42%		04/07/16	4,015,000	4,015,000
REV HOSPITAL SERIES M-2 (LOC: BANK OF AMERICA NA)		0.42%		04/07/16	2,140,000	2,140,000
REV UNIVERSITY (AMHERST COLLEGE) SERIES 2005I		0.38%		04/07/16	9,260,000	9,260,000
REV UNIVERSITY (AMHERST COLLEGE) SERIES F		0.38%		04/07/16	8,600,000	8,600,000
REV UNIVERSITY (MASSACHUSETTS INSTITUTE OF TECHNOLOGY) SERIES 2001 J-1		0.43%		04/07/16	2,100,000	2,100,000
4

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV UNIVERSITY (MASSACHUSETTS INSTITUTE OF TECHNOLOGY) SERIES 2001J-2		0.44%		04/07/16	750,000	750,000
REV UNIVERSITY (MASSACHUSETTS INSTITUTE OF TECHNOLOGY) SERIES 2008N (LIQ: CITIBANK NA)	a	0.43%		04/07/16	2,000,000	2,000,000
REV UNIVERSITY (TUFTS UNIVERSITY) SERIES 2008N1 (LIQ: US BANK NATIONAL ASSOCIATION)		0.38%		04/01/16	7,100,000	7,100,000
REV UNIVERSITY (UNIVERSITY OF MASSACHUSETTS) SERIES 2007E&F (ESCROW) (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.40%		04/07/16	7,220,000	7,220,000
MASSACHUSETTS ST HSG FIN AGY
REV MULTI FAM HOUSING SERIES 2009-A (LOC: TD BANK NA)		0.40%		04/07/16	2,500,000	2,500,000
REV MULTI FAM HOUSING SERIES 2015A (LOC: BANK OF AMERICA NA)		0.45%		04/07/16	4,800,000	4,800,000
MASSACHUSETTS ST WTR POLLN ABATEMENT TR POOL LN
REV WATER & SEWER SERIES 14 (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		04/07/16	6,665,000	6,665,000
REV WATER & SEWER SERIES 2006 (LIQ: CREDIT SUISSE AG)	a	0.44%		04/07/16	8,195,000	8,195,000
MASSACHUSETTS ST WTR RES AUTH
REV WATER & SEWER SERIES 2008 F (LIQ: BANK OF NEW YORK MELLON/THE)		0.38%		04/07/16	12,000,000	12,000,000
REV WATER & SEWER SERIES A-2 (LIQ: TD BANK NA)		0.36%		04/07/16	10,000,000	10,000,000
UNIVERSITY OF MASSACHUSETTS BLDG AUTH
REV UNIVERSITY (COMMONWEALTH OF MASSACHUSETTS) SERIES 2008 A (LIQ: BARCLAYS BANK PLC)		0.44%		04/07/16	10,000,000	10,000,000
REV UNIVERSITY (UNIVERSITY OF MASSACHUSETTS) SERIES 2013-1 (LIQ: CITIBANK NA)	a	0.43%		04/07/16	5,500,000	5,500,000
REV UNIVERSITY (UNIVERSITY OF MASSACHUSETTS) SERIES 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		04/07/16	1,500,000	1,500,000
REV UNIVERSITY (UNIVERSITY OF MASSACHUSETTS) SERIES 2014-1 (LIQ: MORGAN STANLEY BANK NA)	a	0.56%		04/07/16	3,700,000	3,700,000
						244,776,767
California 0.3%
NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND
REV SERIES 6 (LOC: CITIBANK NA)	a	0.52%		04/07/16	1,700,000	1,700,000
Colorado 0.5%
COLORADO HOUSING & FINANCE AUTHORITY
REV IDB & PCR SERIES 2005A (LOC: FEDERAL HOME LOAN BANKS)		0.48%		04/07/16	2,300,000	2,300,000
District of Columbia 0.2%
DISTRICT OF COLUMBIA (WASHINGTON DC)
REV PUBLIC SERVICES SERIES 1993 (LOC: BANK OF AMERICA NA)		0.45%		04/07/16	780,000	780,000
Illinois 1.0%
CHICAGO (CITY OF)
REV MULTI FAM HOUSING (CHURCHVIEW SUPPORTIVE LIVING LP) SERIES 2003 (LOC: BMO HARRIS BANK NA)		0.44%		04/07/16	5,015,000	5,015,000
Maryland 0.7%
MARYLAND ECONOMIC DEVELOPMENT CORPORATION
REV INDUSTRIAL SERIES 2001-A (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.59%		04/07/16	3,350,000	3,350,000
    5

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Michigan 0.3%
MICHIGAN STATE FINANCE AUTHORITY
REV HOSPITAL SERIES C (LOC: FIFTH THIRD BANK)		0.48%		04/07/16	1,750,000	1,750,000
Minnesota 0.3%
MINNEAPOLIS MINN
REV MULTI FAM HOUSING SERIES 2001 (LOC: WELLS FARGO BANK NA)		0.52%		04/07/16	1,420,000	1,420,000
Other Investments 2.0%
NUVEEN SELECT QUALITY MUNICIPAL FUND
SERIES 1 (LOC: BARCLAYS BANK PLC)	a	0.53%		04/07/16	10,000,000	10,000,000
Total Variable-Rate Municipal Securities
(Cost $271,091,767)						271,091,767

End of Investments.

At 03/31/16, the tax basis cost of the fund's investments was $487,357,708.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $125,410,000 or 25.3% of net assets.

AGY —	Agency
APPR/TOB —	Tobacco appropriation
ARPT —	Airport
COP —	Certificate of participation
EDL —	Education
FACS —	Facilities
FING —	Financing
GO —	General obligation
GTY —	Guaranty agreement
HBR —	Harbor
HOUS SINGL —	Single-family housing
HSG —	Housing
IDB —	Industrial development bond
IMPT —	Improvement
INDL —	Industrial
INDPT —	Independent
LIQ —	Liquidity agreement
LOC —	Letter of credit
MTG —	Mortgage
MULTI FAM —	Multi-family
MUN —	Municipal
PCR —	Pollution control revenue
PFC —	Passenger facility charge
REV —	Revenue
SAN/SANTN —	Sanitation
SCH DIST —	School district
SUBN —	Suburban
UN —	Union
UNI —	Unified
6

Schwab Municipal Money Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2016, all of the funds' investment securities were classified as Level 2. The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
7

Schwab Municipal Money Funds
Notes to Portfolio Holdings (continued)
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2016. The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG88398MAR16
8

The Charles Schwab Family of Funds
Schwab Money Market Fund™
Portfolio Holdings  as of March 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
59.4%	Fixed-Rate Obligations	9,284,100,129	9,284,100,129
13.7%	Variable-Rate Obligations	2,132,898,673	2,132,898,673
27.3%	Repurchase Agreements	4,259,067,685	4,259,067,685
100.4%	Total Investments	15,676,066,487	15,676,066,487
(0.4%)	Other Assets and Liabilities, Net		(56,507,498)
100.0%	Net Assets		15,619,558,989

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 59.4% of net assets
Asset-Backed Commercial Paper 8.2%
BARTON CAPITAL SA	a,b	0.62%		05/18/16	2,000,000	1,998,381
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.66%		05/02/16	44,000,000	43,974,993
	a,b	0.64%		05/04/16	17,000,000	16,990,027
CAFCO LLC	a,b	0.59%		06/16/16	50,000,000	49,937,722
CANCARA ASSET SECURITISATION LLC	a,b	0.60%		07/01/16	32,000,000	31,951,467
CHARTA LLC	a,b	0.57%		05/24/16	21,000,000	20,982,378
	a,b	0.57%		06/07/16	48,000,000	47,949,080
	a,b	0.59%		06/16/16	25,000,000	24,968,861
	a,b	0.85%		09/26/16	70,000,000	69,705,806
CIESCO LLC	a,b	0.57%		05/18/16	4,000,000	3,997,023
	a,b	0.58%		06/14/16	15,000,000	14,982,117
	a,b	0.58%		06/30/16	55,000,000	54,920,250
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	0.52%		04/01/16	50,000,000	50,000,000
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	0.52%		04/01/16	53,000,000	53,000,000
CRC FUNDING LLC	a,b	0.58%		06/21/16	75,000,000	74,902,125
METLIFE SHORT TERM FUNDING LLC	a,b	0.41%		04/06/16	36,600,000	36,597,916
	a,b	0.44%		04/11/16	8,000,000	7,999,022
	a,b	0.44%		04/13/16	15,000,000	14,997,800
	a,b	0.42%		04/14/16	31,000,000	30,995,298
	a,b	0.42%		04/15/16	59,000,000	58,990,363
	a,b	0.40%		05/03/16	28,000,000	27,990,044
	a,b	0.56%		06/27/16	24,000,000	23,967,520
	a,b	0.55%		07/01/16	32,000,000	31,955,511
    1

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.47%		05/18/16	60,000,000	59,963,183
	a,b	0.55%		06/07/16	50,000,000	49,948,820
OLD LINE FUNDING LLC	a,b	0.48%		04/25/16	3,000,000	2,999,040
	a,b	0.66%		07/21/16	30,000,000	29,938,950
	a,b	0.66%		07/25/16	22,000,000	21,953,617
	a,b	0.00%		08/02/16	50,000,000	49,887,250
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.64%		06/07/16	78,000,000	77,907,093
SHEFFIELD RECEIVABLES CORP	a,b	0.74%		05/09/16	35,000,000	34,972,661
	a,b	0.75%		05/17/16	35,000,000	34,966,458
	a,b	0.75%		05/18/16	25,000,000	24,975,521
STARBIRD FUNDING CORP	a,b	0.62%		06/07/16	17,000,000	16,980,384
	a,b	0.69%		07/01/16	3,000,000	2,994,768
THUNDER BAY FUNDING LLC	a,b	0.66%		07/25/16	50,000,000	49,894,583
	a,b	0.66%		08/02/16	36,000,000	35,918,820
						1,287,054,852
Financial Company Commercial Paper 8.5%
ABN AMRO FUNDING USA LLC	b	0.00%		07/06/16	10,000,000	9,984,000
		0.60%		07/06/16	15,000,000	14,976,000
BANK OF NOVA SCOTIA	b	0.50%		05/12/16	136,000,000	135,922,556
	b	0.86%		09/15/16	20,000,000	19,920,211
BNP PARIBAS SA	b	0.51%		04/05/16	7,000,000	6,999,603
BPCE SA	b	0.61%		06/09/16	51,000,000	50,940,373
	b	0.67%		07/07/16	28,000,000	27,949,452
DANSKE CORP	b	0.53%		05/05/16	16,500,000	16,491,741
	b	0.60%		05/06/16	35,000,000	34,979,754
DNB BANK ASA	b	0.58%		06/07/16	134,000,000	133,855,354
HSBC USA INC	b	0.47%		04/26/16	40,000,000	39,986,944
ING US FUNDING LLC	a	0.61%		04/11/16	7,000,000	6,998,814
	a	0.60%		06/24/16	25,000,000	24,965,000
	a	0.69%		07/25/16	95,000,000	94,790,604
	a	0.84%		08/16/16	1,000,000	996,803
JP MORGAN SECURITIES LLC	b	0.85%		08/02/16	34,000,000	33,901,258
LLOYDS BANK PLC		0.84%		08/16/16	56,000,000	55,820,987
MACQUARIE BANK LTD	b	0.63%		06/21/16	55,000,000	54,922,038
	b	0.63%		06/23/16	22,000,000	21,968,045
NATIONWIDE BUILDING SOCIETY	b	0.53%		04/04/16	100,000,000	99,995,583
NORDEA BANK AB	b	0.53%		06/02/16	45,200,000	45,158,742
	b	0.53%		07/05/16	20,000,000	19,972,028
	b	0.66%		07/07/16	93,000,000	92,835,868
NRW BANK	b	0.45%		04/05/16	101,000,000	100,994,950
	b	0.45%		04/25/16	100,000,000	99,970,333
SOCIETE GENERALE SA	b	0.61%		06/09/16	3,000,000	2,996,493
2

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
UNITED OVERSEAS BANK LTD	b	0.56%		06/07/16	42,000,000	41,956,227
	b	0.63%		08/05/16	35,000,000	34,922,825
						1,325,172,586
Other Commercial Paper 1.7%
EXXON MOBIL CORP		0.32%		04/21/16	32,000,000	31,994,311
GENERAL ELECTRIC CO		0.35%		04/01/16	50,000,000	50,000,000
TOTAL CAPITAL CANADA LTD	a,b	0.58%		06/21/16	36,240,000	36,192,707
TOYOTA MOTOR CREDIT CORP		0.45%		04/12/16	50,000,000	49,993,125
		0.45%		04/13/16	55,000,000	54,991,750
		0.61%		07/27/16	50,000,000	49,900,875
						273,072,768
Certificates of Deposit 31.5%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.70%		08/01/16	50,000,000	50,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		0.30%		04/04/16	38,000,000	38,000,000
		0.57%		06/16/16	104,000,000	104,000,000
		0.56%		07/05/16	16,000,000	16,000,000
BANK OF THE WEST		0.65%		05/19/16	20,000,000	20,000,000
		0.65%		05/24/16	56,000,000	56,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.51%		04/19/16	1,000,000	1,000,000
		0.62%		06/16/16	139,000,000	139,000,000
		0.84%		08/18/16	19,000,000	19,000,000
		0.84%		08/19/16	15,000,000	15,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		0.52%		05/09/16	79,000,000	79,000,000
		0.68%		06/14/16	59,000,000	59,000,000
		0.68%		06/30/16	1,000,000	1,000,000
		0.91%		08/11/16	77,000,000	77,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.60%		05/09/16	1,000,000	1,000,000
		0.64%		06/03/16	79,000,000	79,000,000
		0.64%		06/07/16	35,000,000	35,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		0.85%		07/22/16	50,000,000	50,000,000
		0.85%		07/26/16	94,000,000	94,000,000
		0.85%		08/09/16	9,000,000	9,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.54%		06/28/16	234,000,000	234,000,000
		0.85%		09/13/16	154,000,000	154,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.58%		06/07/16	50,000,000	50,000,000
		0.70%		08/04/16	100,000,000	100,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		0.48%		05/27/16	49,800,000	49,799,924
		0.64%		07/08/16	55,000,000	55,000,000
		0.71%		08/01/16	101,000,000	101,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK(NEW YORK BRANCH)		0.36%		04/07/16	2,000,000	2,000,000
		0.60%		06/20/16	154,000,000	154,000,000
    3

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CREDIT AGRICOLE SA (LONDON BRANCH)		0.60%		05/05/16	29,000,000	29,000,000
		0.63%		07/01/16	40,000,000	40,000,000
		0.65%		07/01/16	9,000,000	9,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		0.90%		08/01/16	64,000,000	64,000,000
		0.85%		08/08/16	80,000,000	80,000,000
		1.00%		09/27/16	1,000,000	1,000,000
DANSKE BANK A/S (LONDON BRANCH)		0.62%		06/09/16	25,000,000	25,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (LONDON BRANCH)		0.58%		05/09/16	60,000,000	60,000,000
ING BANK NV (AMSTERDAM BRANCH)		0.54%		05/02/16	183,000,000	183,000,000
LANDESBANK BADEN-WUERTTEMBERG (NEW YORK BRANCH)		0.50%		04/07/16	77,000,000	77,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE(NEW YORK BRANCH)		0.40%		04/08/16	76,000,000	76,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.85%		09/02/16	50,000,000	50,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.50%		04/13/16	26,000,000	26,000,000
		0.65%		06/03/16	3,500,000	3,500,000
		0.71%		06/15/16	8,000,000	8,000,000
		0.65%		06/27/16	119,000,000	119,000,000
		0.73%		07/12/16	140,000,000	140,000,000
		0.85%		08/25/16	90,000,000	90,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.61%		06/07/16	114,000,000	114,000,000
		0.60%		06/09/16	142,000,000	142,000,000
NATIXIS (NEW YORK BRANCH)		0.65%		06/02/16	2,000,000	2,000,000
		0.60%		06/16/16	152,000,000	152,000,000
NORDEA BANK FINLAND PLC (NEW YORK BRANCH)		0.53%		07/05/16	6,000,000	6,000,000
OVERSEA-CHINESE BANKING CORP LTD (NEW YORK BRANCH)		0.56%		05/03/16	14,000,000	14,000,000
		0.49%		05/24/16	22,000,000	22,000,000
		0.58%		06/07/16	109,000,000	109,000,000
		0.65%		07/07/16	50,000,000	49,999,999
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		0.47%		04/26/16	75,000,000	75,000,000
SOCIETE GENERALE (NEW YORK BRANCH)		0.61%		06/01/16	10,000,000	10,000,000
		0.61%		07/01/16	79,000,000	79,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.50%		04/04/16	1,000,000	1,000,000
		0.50%		04/05/16	20,000,000	20,000,000
		0.49%		04/22/16	23,000,000	23,000,000
		0.50%		04/25/16	41,000,000	41,000,000
		0.61%		05/23/16	50,000,000	50,000,000
		0.61%		06/01/16	28,000,000	28,000,000
		0.61%		06/14/16	140,000,000	140,000,000
		0.61%		06/21/16	10,000,000	10,000,000
		0.62%		07/07/16	2,000,000	2,000,000
		0.72%		08/02/16	4,000,000	4,000,000
		0.85%		08/25/16	115,000,000	115,000,000
4

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SUMITOMO MITSUI TRUST BANK LIMITED (NEW YORK BRANCH)		0.67%		04/01/16	4,000,000	4,000,000
		0.62%		06/09/16	4,000,000	4,000,000
		0.62%		06/16/16	10,000,000	10,000,000
		0.65%		06/27/16	293,000,000	293,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.57%		06/22/16	37,000,000	37,000,000
		0.65%		07/14/16	189,000,000	189,000,000
		0.87%		10/17/16	86,000,000	86,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.50%		05/20/16	21,000,000	21,000,000
UBS AG (STAMFORD BRANCH)		0.68%		06/13/16	1,000,000	1,000,000
WELLS FARGO BANK NA		0.46%		04/22/16	21,000,000	21,000,000
		0.83%		08/02/16	1,000,000	1,000,000
		0.81%		08/16/16	39,000,000	39,000,000
		0.83%		08/18/16	17,000,000	17,000,000
		0.85%		09/01/16	51,500,000	51,500,000
		0.86%		09/28/16	10,000,000	10,000,000
						4,915,799,923
Other Instruments 8.8%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.37%		04/05/16	166,000,000	166,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.36%		04/05/16	173,000,000	173,000,000
BANK OF NEW YORK MELLON (CAYMAN ISLANDS BRANCH)		0.26%		04/01/16	390,000,000	390,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		0.35%		04/05/16	96,000,000	96,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.26%		04/01/16	173,000,000	173,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.26%		04/01/16	311,000,000	311,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.35%		04/06/16	66,000,000	66,000,000
						1,375,000,000
Other Notes 0.7%
BANK OF AMERICA NA		0.50%		05/05/16	68,000,000	68,000,000
		0.76%		08/11/16	40,000,000	40,000,000
						108,000,000
Total Fixed-Rate Obligations
(Cost $9,284,100,129)						9,284,100,129

Variable-Rate Obligations 13.7% of net assets
Financial Company Commercial Paper 2.8%
COMMONWEALTH BANK OF AUSTRALIA	b	0.57%	04/12/16	05/12/16	73,000,000	73,000,000
HSBC BANK PLC	b	0.66%	04/19/16	07/19/16	82,000,000	81,998,758
	b	0.66%	04/01/16	08/01/16	112,000,000	112,000,000
	b	0.79%	04/04/16	08/04/16	175,000,000	175,000,000
						441,998,758
    5

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Certificates of Deposit 7.9%
BANK OF MONTREAL (CHICAGO BRANCH)		0.78%	04/04/16	09/02/16	232,000,000	232,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		0.67%	04/14/16	07/14/16	19,000,000	19,000,000
		0.77%	04/25/16	08/23/16	139,000,000	139,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		0.67%	04/15/16	07/15/16	54,000,000	54,000,000
HSBC BANK USA NA		0.81%	04/01/16	09/01/16	25,000,000	25,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		0.57%		04/13/16	51,000,000	51,000,000
		0.73%	04/01/16	08/31/16	50,000,000	50,000,000
		0.77%	04/04/16	10/03/16	100,000,000	100,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.71%	04/12/16	08/12/16	100,000,000	100,000,000
UBS AG (STAMFORD BRANCH)		0.81%	04/26/16	09/08/16	135,000,000	135,000,000
WELLS FARGO BANK NA		0.67%	04/13/16	05/05/16	137,000,000	137,000,000
		0.58%	04/21/16	05/23/16	48,000,000	48,000,000
		0.78%	04/26/16	08/26/16	35,000,000	35,000,000
		0.79%	04/29/16	10/03/16	101,000,000	101,000,000
						1,226,000,000
Treasury Debt 1.4%
UNITED STATES TREASURY		0.37%	04/01/16	07/31/16	63,000,000	63,000,000
		0.38%	04/01/16	01/31/17	48,000,000	47,999,915
		0.47%	04/01/16	10/31/17	100,000,000	100,000,000
						210,999,915
Variable Rate Demand Notes 0.1%
ABAG FIN CORP CALIF
REV UNIVERSITY SERIES 2003 B (LOC: WELLS FARGO BANK NA)	a	0.55%		04/07/16	17,550,000	17,550,000
GFRE HOLDINGS LLC
GFRE HOLDINGS LLC (LOC: FEDERAL HOME LOAN BANKS)	a	0.43%		04/07/16	1,350,000	1,350,000
						18,900,000
Other Notes 1.5%
JPMORGAN CHASE BANK NA		0.78%	04/22/16	10/21/16	25,000,000	25,000,000
ROYAL BANK OF CANADA	b	0.74%	04/07/16	09/06/16	75,000,000	75,000,000
WELLS FARGO BANK NA		0.75%	06/15/16	10/14/16	135,000,000	135,000,000
						235,000,000
Total Variable-Rate Obligations
(Cost $2,132,898,673)						2,132,898,673
6

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 27.3% of net assets
Government Agency Repurchase Agreements* 5.1%
BANK OF NOVA SCOTIA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $38,110,000, 2.18% - 3.04%, due 11/01/33 - 05/01/45)		0.32%		04/01/16	37,000,329	37,000,000
BARCLAYS CAPITAL INC
Issued 03/30/16, repurchase date 04/06/16 (Collateralized by U.S. Government Agency Securities valued at $18,720,005, 3.01% - 5.00%, due 12/25/20 - 11/01/45)		0.27%		04/06/16	18,000,945	18,000,000
BNP PARIBAS SA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $225,432,386, 0.00% - 6.00%, due 05/15/17 - 07/01/45)		0.31%		04/01/16	219,001,886	219,000,000
DEUTSCHE BANK SECURITIES INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $122,570,102, 0.75% - 7.13%, due 01/12/18 - 01/15/30)		0.32%		04/01/16	119,001,058	119,000,000
GOLDMAN SACHS & CO
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $3,060,001, 4.50%, due 01/01/44)		0.30%		04/01/16	3,000,025	3,000,000
Issued 03/30/16, repurchase date 04/06/16 (Collateralized by U.S. Government Agency Securities valued at $48,960,000, 3.00% - 4.00%, due 10/01/20 - 05/01/45)		0.29%		04/06/16	48,002,707	48,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $18,540,001, 0.73% - 0.84%, due 06/25/32 - 05/25/43)		0.30%		04/01/16	18,000,150	18,000,000
MIZUHO SECURITIES USA INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $40,170,001, 4.00% - 4.50%, due 08/01/45 - 12/01/45)		0.32%		04/01/16	39,000,347	39,000,000
WELLS FARGO BANK NA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $255,842,346, 3.00% - 3.50%, due 07/01/35 - 10/01/45)		0.33%		04/01/16	246,002,255	246,000,000
WELLS FARGO SECURITIES LLC
Issued 03/29/16, repurchase date 04/05/16 (Collateralized by U.S. Government Agency Securities valued at $26,001,720, 3.50%, due 02/01/46)		0.34%		04/05/16	25,001,653	25,000,000
Issued 03/31/16, repurchase date 04/07/16 (Collateralized by U.S. Government Agency Securities valued at $28,081,857, 3.50%, due 02/01/46)		0.34%		04/07/16	27,001,785	27,000,000
						799,000,000
Treasury Repurchase Agreements 17.1%
BANK OF MONTREAL
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $27,540,240, 0.13% - 1.38%, due 04/15/16 - 08/31/20)		0.30%		04/01/16	27,000,225	27,000,000
    7

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BANK OF NOVA SCOTIA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $76,500,011, 0.38% - 3.13%, due 07/15/16 - 11/15/25)		0.30%		04/01/16	75,000,625	75,000,000
BARCLAYS CAPITAL INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $86,769,049, 0.50% - 2.75%, due 07/31/16 - 03/31/23)		0.30%		04/01/16	85,068,394	85,067,685
Issued 03/29/16, repurchase date 04/05/16 (Collateralized by U.S. Treasury Securities valued at $42,840,072, 0.00% - 1.88%, due 09/22/16 - 10/31/22)		0.30%		04/05/16	42,002,450	42,000,000
BNP PARIBAS SA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $29,580,329, 0.63% - 1.88%, due 06/30/17 - 10/31/19)		0.30%		04/01/16	29,000,242	29,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $2,350,016,338, 4.50% - 8.13%, due 05/15/21 - 08/15/39)		0.25%		04/01/16	2,350,016,319	2,350,000,000
JP MORGAN SECURITIES LLC
Issued 03/31/16, repurchase date 04/07/16 (Collateralized by U.S. Treasury Securities valued at $17,340,096, 2.00% - 2.25%, due 07/31/20 - 11/15/24)		0.31%		04/07/16	17,001,025	17,000,000
WELLS FARGO BANK NA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $48,960,449, 1.50%, due 11/30/19)		0.31%		04/01/16	48,000,413	48,000,000
						2,673,067,685
Other Repurchase Agreements** 5.1%
BNP PARIBAS SECURITIES CORP.
Issued 03/29/16, repurchase date 04/05/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $20,700,000, 1.89% - 4.84%, due 10/25/23 - 10/25/44)		0.48%		04/05/16	18,001,680	18,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 03/30/16, repurchase date 04/06/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $74,750,395, 0.57% - 8.06%, due 01/25/28 - 05/15/37)		0.62%		04/06/16	65,007,836	65,000,000
Issued 03/09/16, repurchase date 07/05/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $218,500,689, 0.00% - 7.86%, due 05/25/26 - 09/25/46)	c	1.25%		07/05/16	190,778,472	190,000,000
JP MORGAN SECURITIES LLC
Issued 03/03/16, repurchase date 08/30/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $135,814,996, 0.93% - 7.98%, due 09/20/16 - 12/31/99)	c	1.08%		06/29/16	118,417,720	118,000,000
Issued 03/22/16, repurchase date 09/19/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $124,234,521, 0.89% - 6.82%, due 12/09/16 - 12/15/65)	c	1.08%		06/29/16	108,320,760	108,000,000
8

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/10/16, repurchase date 05/05/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $138,000,001, 1.93%, due 10/25/37)	c	0.96%		05/05/16	120,179,200	120,000,000
WELLS FARGO SECURITIES LLC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $39,101,164, 0.64% - 24.05%, due 03/15/17 - 08/25/46)		0.40%		04/01/16	34,000,378	34,000,000
Issued 03/30/16, repurchase date 04/06/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $64,406,888, 1.37% - 6.14%, due 11/01/19 - 12/25/52)		0.55%		04/06/16	56,005,989	56,000,000
Issued 03/31/16, repurchase date 04/07/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $40,254,305, 2.94% - 4.13%, due 05/26/20 - 06/17/32)		0.55%		04/07/16	35,003,743	35,000,000
Issued 02/11/16, repurchase date 07/05/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $49,721,975, 0.00% - 8.42%, due 06/20/16 - 04/16/59)	c	1.10%		07/05/16	43,190,514	43,000,000
						787,000,000
Total Repurchase Agreements
(Cost $4,259,067,685)						4,259,067,685

End of Investments.

At 03/31/16, the tax basis cost of the fund's investments was $15,676,066,487.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,916,870,695 or 18.7% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $579,000,000 or 3.7% of net assets.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange-traded fund
LOC —	Letter of credit
REV —	Revenue
    9

Schwab Money Market Fund
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2016, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
10

Schwab Money Market Fund
Notes to Portfolio Holdings (continued)
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2016. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG47697MAR16
11

The Charles Schwab Family of Funds
Schwab Cash Reserves™
Portfolio Holdings  as of March 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
60.4%	Fixed-Rate Obligations	24,344,410,876	24,344,410,876
16.1%	Variable-Rate Obligations	6,490,985,233	6,490,985,233
23.7%	Repurchase Agreements	9,576,969,683	9,576,969,683
100.2%	Total Investments	40,412,365,792	40,412,365,792
(0.2%)	Other Assets and Liabilities, Net		(100,495,509)
100.0%	Net Assets		40,311,870,283

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 60.4% of net assets
Asset-Backed Commercial Paper 5.7%
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.66%		05/02/16	147,000,000	146,916,455
CAFCO LLC	a,b	0.50%		05/04/16	162,000,000	161,925,750
	a,b	0.57%		06/02/16	11,000,000	10,989,202
	a,b	0.65%		06/07/16	66,000,000	65,920,158
	a,b	0.58%		06/21/16	25,000,000	24,967,375
CANCARA ASSET SECURITISATION LLC	a,b	0.63%		04/06/16	100,000,000	99,991,250
	a,b	0.67%		04/19/16	100,000,000	99,966,500
CHARTA LLC	a,b	0.47%		04/14/16	27,000,000	26,995,417
	a,b	0.45%		04/25/16	50,000,000	49,985,000
	a,b	0.57%		05/24/16	42,000,000	41,964,755
	a,b	0.57%		06/07/16	52,000,000	51,944,837
CIESCO LLC	a,b	0.57%		05/18/16	3,000,000	2,997,767
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	0.52%		04/01/16	136,000,000	136,000,000
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	0.52%		04/01/16	102,000,000	102,000,000
FAIRWAY FINANCE CO LLC	a,b	0.30%		04/01/16	11,429,000	11,429,000
METLIFE SHORT TERM FUNDING LLC	a,b	0.44%		04/11/16	19,000,000	18,997,678
	a,b	0.44%		04/13/16	38,000,000	37,994,427
	a,b	0.61%		06/14/16	31,000,000	30,961,129
	a,b	0.56%		06/15/16	117,031,000	116,894,464
	a,b	0.55%		06/27/16	8,000,000	7,989,367
	a,b	0.55%		07/01/16	57,000,000	56,920,754
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.57%		06/06/16	59,000,000	58,938,345
    1

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
OLD LINE FUNDING LLC	a,b	0.47%		04/20/16	10,000,000	9,997,519
	a,b	0.51%		05/16/16	7,000,000	6,995,537
	a,b	0.60%		05/17/16	29,000,000	28,977,767
	a,b	0.70%		07/12/16	90,000,000	89,821,500
	a,b	0.85%		07/18/16	32,500,000	32,417,125
	a,b	0.85%		09/26/16	40,000,000	39,831,889
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.68%		05/06/16	253,000,000	252,832,739
	a,b	0.64%		06/07/16	38,026,000	37,980,707
	a,b	0.63%		06/28/16	21,000,000	20,967,660
SHEFFIELD RECEIVABLES CORP	a,b	0.74%		05/09/16	83,000,000	82,935,168
	a,b	0.75%		05/18/16	44,000,000	43,956,917
	a,b	0.75%		05/25/16	53,000,000	52,940,375
STARBIRD FUNDING CORP	a,b	0.69%		07/01/16	1,000,000	998,256
THUNDER BAY FUNDING LLC	a,b	0.85%		07/19/16	132,000,000	131,660,283
	a,b	0.67%		08/09/16	75,000,000	74,818,542
VERSAILLES COMMERCIAL PAPER LLC	a,b	0.60%		05/09/16	14,000,000	13,991,133
						2,283,812,747
Financial Company Commercial Paper 10.0%
BANK OF NOVA SCOTIA	b	0.50%		05/09/16	50,000,000	49,973,611
	b	0.50%		05/12/16	259,000,000	258,852,514
BNP PARIBAS SA	b	0.51%		04/05/16	64,000,000	63,996,373
	b	0.51%		04/14/16	27,000,000	26,995,027
BPCE SA	b	0.69%		06/01/16	140,000,000	139,837,503
	b	0.61%		06/09/16	109,000,000	108,872,561
	b	0.67%		07/07/16	2,000,000	1,996,389
DANSKE CORP	b	0.61%		04/06/16	109,000,000	108,990,765
	b	0.60%		05/06/16	57,000,000	56,967,027
	b	0.61%		05/06/16	35,000,000	34,979,413
DNB BANK ASA	b	0.58%		06/07/16	166,000,000	165,820,812
HSBC USA INC	b	0.47%		04/26/16	140,000,000	139,954,306
ING US FUNDING LLC	a	0.61%		04/11/16	10,000,000	9,998,306
	a	0.67%		06/07/16	330,000,000	329,588,508
	a	0.60%		06/24/16	98,000,000	97,862,800
	a	0.58%		07/07/16	40,000,000	39,937,489
	a	0.69%		07/25/16	219,000,000	218,517,287
JP MORGAN SECURITIES LLC	b	0.85%		08/02/16	140,000,000	139,593,417
LLOYDS BANK PLC		0.63%		06/02/16	225,000,000	224,755,875
		0.84%		08/16/16	251,000,000	250,197,637
MACQUARIE BANK LTD	b	0.64%		05/02/16	138,000,000	137,923,947
	b	0.63%		06/21/16	1,000,000	998,583
NATIONWIDE BUILDING SOCIETY	b	0.53%		04/04/16	50,000,000	49,997,792
	b	0.62%		05/25/16	100,000,000	99,907,000
NORDEA BANK AB	b	0.66%		07/07/16	411,000,000	410,274,642
NRW BANK	b	0.45%		04/05/16	127,000,000	126,993,650
2

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
OVERSEA-CHINESE BANKING CORPORATION LIMITED		0.56%		06/27/16	50,000,000	49,932,333
SOCIETE GENERALE SA	b	0.61%		04/04/16	258,000,000	257,986,885
SVENSKA HANDELSBANKEN AB	b	0.81%		08/09/16	100,000,000	99,707,500
UNITED OVERSEAS BANK LTD	b	0.64%		04/25/16	35,000,000	34,985,067
	b	0.68%		05/10/16	14,000,000	13,989,687
	b	0.56%		06/07/16	70,000,000	69,927,044
	b	0.63%		08/05/16	120,000,000	119,735,400
WESTPAC BANKING CORP	b	0.83%		09/02/16	70,000,000	69,751,461
						4,009,798,611
Other Commercial Paper 1.4%
COCA-COLA CO	b	0.50%		05/18/16	50,000,000	49,967,361
EXXON MOBIL CORP		0.32%		04/21/16	83,000,000	82,985,244
GENERAL ELECTRIC CO		0.35%		04/01/16	103,000,000	103,000,000
TOYOTA MOTOR CREDIT CORP		0.45%		04/12/16	150,000,000	149,979,375
		0.59%		04/22/16	50,000,000	49,982,792
		0.58%		04/28/16	31,000,000	30,986,515
		0.58%		04/29/16	58,000,000	57,973,836
		0.57%		06/07/16	17,000,000	16,981,966
		0.60%		07/11/16	35,000,000	34,941,083
						576,798,172
Certificates of Deposit 34.2%
ABBEY NATIONAL TREASURY SERVICES PLC (STAMFORD BRANCH)		0.62%		04/01/16	15,000,000	15,000,000
		0.62%		05/09/16	227,000,000	227,000,000
		0.92%		09/15/16	43,000,000	43,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		0.30%		04/04/16	235,000,000	235,000,000
		0.30%		04/07/16	228,000,000	228,000,000
		0.53%		07/01/16	35,000,000	35,000,000
		0.56%		07/05/16	125,000,000	125,000,000
		0.65%		07/18/16	28,000,000	27,999,997
BANK OF THE WEST		0.65%		05/19/16	163,000,000	163,000,000
		0.65%		05/24/16	39,000,000	39,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.51%		04/05/16	182,000,000	182,000,000
		0.51%		04/11/16	83,000,000	83,000,000
		0.51%		04/13/16	77,000,000	77,000,000
		0.51%		04/25/16	23,000,000	23,000,000
		0.70%		05/31/16	149,000,000	149,000,000
		0.84%		08/18/16	328,000,000	328,000,000
		0.84%		08/19/16	2,000,000	2,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		0.68%		06/14/16	243,000,000	243,000,000
		0.68%		06/30/16	181,000,000	181,000,000
		0.91%		08/11/16	200,000,000	200,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.64%		06/03/16	186,000,000	186,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		0.85%		07/22/16	94,000,000	94,000,000
		0.85%		07/26/16	189,000,000	189,000,000
		0.85%		08/09/16	121,000,000	121,000,000
    3

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.90%		09/20/16	313,000,000	313,000,000
CITIBANK NA (NEW YORK BRANCH)		0.58%		05/11/16	100,000,000	100,000,000
		0.63%		06/09/16	495,000,000	495,000,000
		0.64%		06/14/16	176,000,000	176,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.59%		05/23/16	93,000,000	93,000,000
		0.58%		06/07/16	50,000,000	50,000,000
		0.63%		06/23/16	86,000,000	86,000,000
		0.70%		08/04/16	209,000,000	209,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		0.47%		04/04/16	468,000,000	468,000,000
		0.81%		08/18/16	400,000,000	400,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.71%		05/02/16	167,000,000	167,000,000
		0.72%		05/02/16	92,000,000	92,000,000
		0.70%		05/03/16	18,000,000	18,000,000
		0.67%		06/02/16	127,000,000	127,000,000
CREDIT AGRICOLE SA (LONDON BRANCH)		0.60%		05/05/16	120,000,000	120,000,000
		0.63%		07/01/16	9,000,000	9,000,000
		0.65%		07/01/16	70,000,000	70,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		0.70%		06/07/16	3,000,000	3,000,000
		0.70%		06/16/16	108,000,000	108,000,000
		0.90%		08/01/16	143,000,000	143,000,000
		1.00%		09/27/16	21,000,000	21,000,000
DNB BANK ASA (NEW YORK BRANCH)		0.81%		07/14/16	191,000,000	191,000,000
		0.80%		08/18/16	8,000,000	8,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (LONDON BRANCH)		0.58%		05/09/16	120,000,000	120,000,000
HSBC BANK PLC		0.85%		07/21/16	34,000,000	34,000,000
ING BANK NV (AMSTERDAM BRANCH)		0.54%		05/02/16	108,000,000	108,000,000
LANDESBANK BADEN-WUERTTEMBERG (NEW YORK BRANCH)		0.50%		04/14/16	200,000,000	200,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.50%		04/05/16	88,000,000	88,000,000
		0.85%		07/14/16	45,000,000	45,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.68%		04/06/16	60,000,000	60,000,000
		0.50%		04/13/16	12,000,000	12,000,000
		0.62%		05/02/16	164,000,000	164,000,000
		0.65%		05/02/16	60,000,000	60,000,000
		0.65%		05/26/16	73,000,000	73,000,000
		0.71%		06/08/16	179,000,000	179,000,000
		0.65%		06/27/16	6,000,000	6,000,000
		0.73%		07/12/16	21,000,000	21,000,000
		0.85%		07/19/16	3,000,000	3,000,000
		0.83%		07/21/16	191,000,000	191,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.67%		05/31/16	50,000,000	50,000,000
		0.60%		06/21/16	97,000,000	97,000,000
		0.60%		06/28/16	172,000,000	172,000,000
		0.83%		07/26/16	81,000,000	81,000,000
NATIXIS (NEW YORK BRANCH)		0.65%		06/02/16	338,000,000	338,000,000
4

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NORDEA BANK FINLAND PLC (NEW YORK BRANCH)		0.53%		07/05/16	19,000,000	19,000,000
OVERSEA-CHINESE BANKING CORP LTD (NEW YORK BRANCH)		0.56%		05/03/16	60,000,000	60,000,000
		0.58%		06/07/16	154,000,000	154,000,000
		0.65%		07/07/16	49,000,000	48,999,998
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		0.48%		04/05/16	112,000,000	112,000,000
		0.47%		04/26/16	84,000,000	84,000,000
		0.80%		07/19/16	201,000,000	201,000,000
SOCIETE GENERALE (NEW YORK BRANCH)		0.62%		05/03/16	1,000,000	1,000,000
STATE STREET BANK AND TRUST COMPANY		0.80%		08/19/16	154,000,000	154,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.50%		04/04/16	34,000,000	34,000,000
		0.50%		04/25/16	100,000,000	100,000,000
		0.50%		04/27/16	75,000,000	75,000,000
		0.61%		05/23/16	129,000,000	129,000,000
		0.61%		06/01/16	113,000,000	113,000,000
		0.61%		06/21/16	73,000,000	73,000,000
		0.62%		07/07/16	88,000,000	88,000,000
		0.87%		07/14/16	121,000,000	121,000,000
		0.85%		07/26/16	26,000,000	26,000,000
		0.85%		08/01/16	146,000,000	146,000,000
		0.72%		08/02/16	145,000,000	145,000,000
		0.85%		08/02/16	150,000,000	150,000,000
		0.85%		09/06/16	7,000,000	7,000,000
SUMITOMO MITSUI TRUST BANK LIMITED (NEW YORK BRANCH)		0.67%		04/01/16	43,000,000	43,000,000
		0.68%		04/13/16	18,000,000	18,000,000
		0.69%		04/28/16	129,000,000	129,000,000
		0.65%		05/13/16	168,000,000	168,000,000
		0.62%		05/16/16	265,000,000	265,000,000
		0.62%		05/23/16	1,000,000	1,000,000
		0.63%		05/23/16	120,000,000	120,000,000
		0.62%		06/16/16	62,000,000	62,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.57%		06/07/16	149,000,000	149,000,000
		0.57%		06/22/16	61,000,000	61,000,000
		0.81%		07/15/16	93,000,000	93,001,351
		0.87%		10/17/16	160,000,000	160,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.40%		04/01/16	159,000,000	159,000,000
		0.50%		05/20/16	114,000,000	114,000,000
		0.50%		06/01/16	56,000,000	56,000,000
		1.00%		11/07/16	104,000,000	104,000,000
UBS AG (STAMFORD BRANCH)		0.68%		05/31/16	85,000,000	85,000,000
		0.67%		06/07/16	145,000,000	145,000,000
		0.68%		06/13/16	187,000,000	187,000,000
		0.85%		08/02/16	192,000,000	192,000,000
WELLS FARGO BANK NA		0.46%		04/22/16	165,000,000	165,000,000
		0.85%		07/21/16	71,000,000	71,000,000
		0.83%		08/02/16	132,000,000	132,000,000
		0.81%		08/16/16	103,000,000	103,000,000
		0.83%		08/18/16	31,000,000	31,000,000
		0.85%		09/01/16	11,000,000	11,000,000
    5

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.86%		09/08/16	42,000,000	42,000,000
		0.86%		09/28/16	27,000,000	27,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		0.83%		09/06/16	100,000,000	100,000,000
						13,799,001,346
Other Instruments 7.4%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.37%		04/05/16	427,000,000	427,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.36%		04/05/16	374,000,000	374,000,000
BANK OF NEW YORK MELLON (CAYMAN ISLANDS BRANCH)		0.26%		04/01/16	1,007,000,000	1,007,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		0.35%		04/05/16	281,000,000	281,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.26%		04/01/16	731,000,000	731,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.35%		04/06/16	171,000,000	171,000,000
						2,991,000,000
Other Notes 1.7%
BANK OF AMERICA NA		0.46%		04/07/16	226,000,000	226,000,000
		0.50%		05/05/16	199,000,000	199,000,000
		0.81%		08/02/16	54,000,000	54,000,000
		0.79%		08/05/16	135,000,000	135,000,000
		0.76%		08/11/16	70,000,000	70,000,000
						684,000,000
Total Fixed-Rate Obligations
(Cost $24,344,410,876)						24,344,410,876

Variable-Rate Obligations 16.1% of net assets
Financial Company Commercial Paper 3.6%
COMMONWEALTH BANK OF AUSTRALIA	b	0.57%	04/12/16	05/12/16	31,000,000	31,000,000
	b	0.64%	04/27/16	06/27/16	300,000,000	300,000,000
	b	0.64%	04/29/16	06/29/16	134,000,000	134,000,000
	b	0.65%	04/08/16	07/08/16	55,000,000	55,000,000
HSBC BANK PLC	b	0.67%	04/25/16	06/23/16	307,000,000	307,000,000
	b	0.66%	04/19/16	07/19/16	24,000,000	23,999,637
	b	0.66%	04/01/16	08/01/16	289,000,000	289,000,000
	b	0.79%	04/04/16	08/04/16	214,000,000	214,000,000
WESTPAC BANKING CORP	b	0.65%	04/05/16	07/05/16	74,000,000	73,996,360
						1,427,995,997
Certificates of Deposit 9.4%
BANK OF MONTREAL (CHICAGO BRANCH)		0.64%	04/13/16	05/13/16	271,000,000	271,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		0.67%	04/14/16	07/14/16	189,000,000	189,000,000
		0.77%	04/25/16	08/23/16	124,000,000	124,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		0.67%	04/15/16	07/15/16	292,000,000	292,000,000
6

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.67%	04/26/16	05/26/16	113,000,000	113,000,000
		0.61%	04/11/16	06/10/16	312,000,000	312,000,000
		0.67%	04/28/16	06/28/16	116,000,000	116,000,000
CHASE BANK USA NA		0.69%	04/27/16	07/27/16	67,000,000	67,000,000
		0.70%	04/01/16	08/01/16	356,000,000	356,000,000
HSBC BANK USA NA		0.81%	04/01/16	09/01/16	50,000,000	50,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		0.57%		04/13/16	414,000,000	414,000,000
		0.73%	04/01/16	08/31/16	125,000,000	125,000,000
		0.77%	04/04/16	10/03/16	243,000,000	243,000,000
STATE STREET BANK AND TRUST COMPANY		0.64%	04/20/16	05/20/16	57,000,000	57,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.58%	04/27/16	05/27/16	26,000,000	26,000,000
		0.71%	04/12/16	08/12/16	42,000,000	42,000,000
UBS AG (STAMFORD BRANCH)		0.81%	04/26/16	09/08/16	90,000,000	90,000,000
WELLS FARGO BANK NA		0.67%	04/13/16	05/05/16	43,000,000	43,000,000
		0.64%	04/18/16	05/19/16	28,000,000	28,000,000
		0.58%	04/21/16	05/23/16	2,000,000	2,000,000
		0.64%	04/26/16	05/26/16	250,000,000	250,000,000
		0.79%	04/07/16	07/07/16	150,000,000	150,000,000
		0.79%	04/12/16	07/12/16	75,000,000	75,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		0.65%	04/04/16	08/03/16	350,000,000	350,000,000
						3,785,000,000
Treasury Debt 1.4%
UNITED STATES TREASURY		0.37%	04/01/16	07/31/16	170,000,000	170,000,000
		0.38%	04/01/16	01/31/17	200,000,000	199,999,237
		0.47%	04/01/16	10/31/17	200,000,000	199,999,999
						569,999,236
Variable Rate Demand Notes 0.1%
3925 SEAPORT ASSOCIATES LLC
3925 SEAPORT ASSOCIATES LLC N/A SERIES VRDN (GTY: WELLS FARGO BANK NA) (LOC: WELLS FARGO BANK NA)	a	0.42%		04/07/16	6,020,000	6,020,000
GFRE HOLDINGS LLC
GFRE HOLDINGS LLC (LOC: FEDERAL HOME LOAN BANKS)	a	0.43%		04/07/16	3,470,000	3,470,000
SMITHSONIAN INSTITUTION
SMITHSONIAN INSTITUTION N/A SERIES VRDN (LIQ: NORTHERN TRUST COMPANY (THE))		0.48%		04/07/16	27,500,000	27,500,000
TENDERFOOT SEASONAL HSG LLC COLO HSG FACS
REV MULTI FAM HOUSING SERIES 2000B (LOC: WELLS FARGO BANK NA)	a	0.48%		04/07/16	3,000,000	3,000,000
YAVAPAI CNTY ARIZ INDL DEV AUTH
REV IDB & PCR SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	a	0.55%		04/07/16	13,000,000	13,000,000
						52,990,000
    7

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Other Notes 1.6%
JPMORGAN CHASE BANK NA		0.77%	04/18/16	09/16/16	110,000,000	110,000,000
		0.78%	04/22/16	10/21/16	95,000,000	95,000,000
ROYAL BANK OF CANADA	b	0.74%	04/07/16	09/06/16	75,000,000	75,000,000
WELLS FARGO BANK NA		0.75%	06/15/16	10/14/16	100,000,000	100,000,000
		0.80%	06/22/16	10/21/16	275,000,000	275,000,000
						655,000,000
Total Variable-Rate Obligations
(Cost $6,490,985,233)						6,490,985,233
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 23.7% of net assets
Government Agency Repurchase Agreements* 5.1%
BANK OF NOVA SCOTIA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $98,789,313, 2.00% - 4.50%, due 02/01/26 - 11/01/45)		0.32%		04/01/16	95,912,807	95,911,954
BARCLAYS CAPITAL INC
Issued 03/30/16, repurchase date 04/06/16 (Collateralized by U.S. Government Agency Securities valued at $49,920,000, 2.00% - 6.00%, due 03/01/26 - 02/01/46)		0.27%		04/06/16	48,002,520	48,000,000
BNP PARIBAS SA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $582,458,232, 0.88% - 7.50%, due 12/31/17 - 04/01/53)		0.31%		04/01/16	566,004,874	566,000,000
DEUTSCHE BANK SECURITIES INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $321,360,000, 4.50%, due 06/01/44 - 02/01/45)		0.32%		04/01/16	309,002,747	309,000,000
GOLDMAN SACHS & CO
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $6,215,634, 3.00% - 4.00%, due 12/20/40 - 09/01/45)		0.30%		04/01/16	6,093,809	6,093,758
Issued 03/30/16, repurchase date 04/06/16 (Collateralized by U.S. Government Agency Securities valued at $125,460,000, 2.43% - 6.00%, due 07/01/24 - 03/01/46)		0.29%		04/06/16	123,006,936	123,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $47,380,001, 2.50%, due 02/01/30)		0.30%		04/01/16	46,000,383	46,000,000
MIZUHO SECURITIES USA INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $103,000,000, 4.00%, due 12/01/45)		0.32%		04/01/16	100,000,889	100,000,000
WELLS FARGO BANK NA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $665,606,102, 2.50% - 3.50%, due 04/01/26 - 07/01/45)		0.33%		04/01/16	640,005,867	640,000,000
8

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 03/29/16, repurchase date 04/05/16 (Collateralized by U.S. Government Agency Securities valued at $68,644,538, 3.50%, due 02/01/46)		0.34%		04/05/16	66,004,363	66,000,000
Issued 03/31/16, repurchase date 04/07/16 (Collateralized by U.S. Government Agency Securities valued at $72,804,813, 3.50%, due 02/01/46)		0.34%		04/07/16	70,004,628	70,000,000
						2,070,005,712
Treasury Repurchase Agreements 13.6%
BANK OF MONTREAL
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $71,400,682, 1.00% - 1.88%, due 08/31/17 - 09/30/20)		0.30%		04/01/16	70,000,583	70,000,000
BANK OF NOVA SCOTIA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $195,840,092, 0.13% - 4.38%, due 10/31/16 - 02/15/46)		0.30%		04/01/16	192,001,600	192,000,000
BARCLAYS CAPITAL INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $173,363,316, 0.38% - 5.50%, due 09/15/16 - 08/15/28)		0.30%		04/01/16	169,965,387	169,963,971
Issued 03/29/16, repurchase date 04/05/16 (Collateralized by U.S. Treasury Securities valued at $109,140,030, 0.63% - 2.00%, due 07/15/16 - 07/31/20)		0.30%		04/05/16	107,006,242	107,000,000
BNP PARIBAS SA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $77,520,660, 0.13% - 4.75%, due 08/15/17 - 02/15/37)		0.30%		04/01/16	76,000,633	76,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $4,717,032,774, 4.75%, due 02/15/37)		0.25%		04/01/16	4,717,032,757	4,717,000,000
JP MORGAN SECURITIES LLC
Issued 03/31/16, repurchase date 04/07/16 (Collateralized by U.S. Treasury Securities valued at $42,840,013, 2.00% - 3.25%, due 12/31/16 - 11/15/24)		0.31%		04/07/16	42,002,532	42,000,000
WELLS FARGO BANK NA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $126,481,185, 1.50%, due 11/30/19)		0.31%		04/01/16	124,001,068	124,000,000
						5,497,963,971
Other Repurchase Agreements** 5.0%
BNP PARIBAS SECURITIES CORP.
Issued 03/29/16, repurchase date 04/05/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $13,800,000, 0.00% - 6.51%, due 07/25/23 - 05/25/47)		0.48%		04/05/16	12,001,120	12,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 03/30/16, repurchase date 04/06/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $101,200,466, 0.06% - 8.06%, due 09/01/29 - 02/25/37)		0.62%		04/06/16	88,010,609	88,000,000
    9

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 03/09/16, repurchase date 09/06/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $690,001,831, 0.00% - 9.16%, due 03/15/17 - 02/12/51)	c	1.25%		07/05/16	602,458,333	600,000,000
JP MORGAN SECURITIES LLC
Issued 03/03/16, repurchase date 08/30/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $314,213,719, 0.89% - 8.88%, due 05/15/16 - 12/31/99)	c	1.08%		06/29/16	273,966,420	273,000,000
Issued 03/22/16, repurchase date 09/19/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $271,473,278, 0.89% - 9.88%, due 06/09/16 - 06/15/68)	c	1.08%		06/29/16	236,700,920	236,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/10/16, repurchase date 06/08/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $343,850,001, 0.00%, due 10/01/20 - 03/25/58)	c	0.96%		05/05/16	299,446,507	299,000,000
WELLS FARGO SECURITIES LLC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $126,502,118, 2.90% - 8.77%, due 03/17/17 - 05/15/53)		0.40%		04/01/16	110,001,222	110,000,000
Issued 03/30/16, repurchase date 04/06/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $211,622,630, 0.00% - 17.93%, due 01/17/20 - 07/17/58)		0.55%		04/06/16	184,019,678	184,000,000
Issued 03/31/16, repurchase date 04/07/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $108,111,561, 3.63% - 6.64%, due 07/17/31 - 05/25/55)		0.55%		04/07/16	94,010,053	94,000,000
Issued 02/11/16, repurchase date 08/09/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $130,664,725, 0.00% - 3.72%, due 10/20/18 - 07/25/55)	c	1.10%		07/05/16	113,500,653	113,000,000
						2,009,000,000
Total Repurchase Agreements
(Cost $9,576,969,683)						9,576,969,683

End of Investments.

At 03/31/16, the tax basis cost of the fund's investments was $40,412,365,792.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,489,784,481 or 16.1% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $1,521,000,000 or 3.8% of net assets.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

10

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
ABS —	Asset-backed securities
AUTH —	Authority
CNTY —	County
DEV —	Development
ETF —	Exchange-traded fund
FACS —	Facilities
GTY —	Guaranty agreement
HSG —	Housing
IDB —	Industrial development bond
INDL —	Industrial
LIQ —	Liquidity agreement
LOC —	Letter of credit
MULTI FAM —	Multi-family
PCR —	Pollution control revenue
REV —	Revenue
VRDN —	Variable rate demand note
    11

Schwab Cash Reserves
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2016, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
12

Schwab Cash Reserves
Notes to Portfolio Holdings (continued)
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2016. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG47711MAR16
13

The Charles Schwab Family of Funds
Schwab Variable Share Price Money Fund™
Portfolio Holdings  as of March 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
67.0%	Fixed-Rate Obligations	58,973,960	58,981,559
33.0%	Repurchase Agreements	29,088,046	29,087,901
100.0%	Total Investments	88,062,006	88,069,460
0.0%	Other Assets and Liabilities, Net		24,319
100.0%	Net Assets		88,093,779

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 67.0% of net assets
Asset-Backed Commercial Paper 15.3%
CIESCO LLC	a,b	0.57%		05/25/16	3,500,000	3,497,364
FAIRWAY FINANCE CO LLC	a,b	0.30%		04/01/16	3,000,000	2,999,966
METLIFE SHORT TERM FUNDING LLC	a,b	0.44%		04/13/16	1,000,000	999,858
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.50%		05/23/16	2,000,000	1,998,554
OLD LINE FUNDING LLC	a,b	0.66%		07/25/16	3,000,000	2,993,775
STARBIRD FUNDING CORP	a,b	0.62%		06/07/16	1,000,000	998,995
						13,488,512
Financial Company Commercial Paper 14.8%
BPCE SA	b	0.67%		07/07/16	1,000,000	998,418
DANSKE CORP	b	0.53%		05/05/16	3,500,000	3,498,646
DNB BANK ASA	b	0.58%		06/07/16	2,000,000	1,998,315
MACQUARIE BANK LTD	b	0.63%		06/21/16	1,000,000	998,948
NORDEA BANK AB	b	0.66%		07/07/16	2,000,000	1,997,065
SVENSKA HANDELSBANKEN AB	b	0.43%		04/08/16	3,500,000	3,499,735
						12,991,127
Other Commercial Paper 7.4%
COCA-COLA CO	b	0.40%		04/12/16	3,500,000	3,499,649
    1

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TOYOTA MOTOR CREDIT CORP		0.44%		04/26/16	2,000,000	1,999,363
		0.61%		07/27/16	1,000,000	997,928
						6,496,940
Certificates of Deposit 25.5%
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.85%		09/02/16	3,500,000	3,501,192
CREDIT SUISSE AG (NEW YORK BRANCH)		0.65%		06/03/16	2,500,000	2,500,447
LANDESBANK BADEN-WUERTTEMBERG (NEW YORK BRANCH)		0.50%		04/14/16	2,000,000	2,000,029
MIZUHO BANK LTD (NEW YORK BRANCH)		0.60%		06/28/16	1,000,000	999,998
SOCIETE GENERALE (NEW YORK BRANCH)		0.61%		06/01/16	3,500,000	3,500,655
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.61%		06/01/16	3,000,000	3,000,649
SUMITOMO MITSUI TRUST BANK LIMITED (NY BRANCH)		0.61%		05/26/16	3,500,000	3,500,755
WELLS FARGO BANK NA		0.85%		09/01/16	3,500,000	3,500,856
						22,504,581
Other Note 4.0%
BANK OF AMERICA NA		0.57%		05/25/16	3,500,000	3,500,399
Total Fixed-Rate Obligations
(Cost $58,973,960)						58,981,559
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 33.0% of net assets
Government Agency Repurchase Agreements* 33.0%
BANK OF NOVA SCOTIA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $90,688, 2.79% - 4.00%, due 04/01/42 - 11/01/45)		0.32%		04/01/16	88,047	88,046
BNP PARIBAS SA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $8,240,071, 2.50% - 9.00%, due 09/01/22 - 03/20/46)		0.31%		04/01/16	8,000,069	8,000,000
GOLDMAN SACHS & CO
Issued 03/30/16, repurchase date 04/06/16 (Collateralized by U.S. Government Agency Securities valued at $5,100,000, 2.40%, due 09/16/40)		0.29%		04/06/16	5,000,282	4,999,855
MIZUHO SECURITIES USA INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $8,160,087, 3.00%, due 05/15/45)		0.32%		04/01/16	8,000,071	8,000,000
WELLS FARGO BANK NA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Government Agency Securities valued at $5,200,048, 3.50%, due 08/01/45)		0.33%		04/01/16	5,000,046	5,000,000
2

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 03/31/16, repurchase date 04/07/16 (Collateralized by U.S. Government Agency Securities valued at $3,120,206, 2.50% - 5.00%, due 11/01/20 - 12/01/43)		0.34%		04/07/16	3,000,198	3,000,000
Total Repurchase Agreements
(Cost $29,088,046)						29,087,901

End of Investments.

At 03/31/16, the tax basis cost of the fund's investments was $88,062,006.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $29,979,288 or 34.0% of net assets.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
    3

Schwab Variable Share Price Money Fund
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes
4

Schwab Variable Share Price Money Fund
Notes to Portfolio Holdings (continued)
in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2016, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2016. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG91018MAR16
5

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Charles Schwab Family of Funds

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	5/13/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	5/13/2016

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	5/17/2016